UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03459
Penn Series Funds, Inc.
(Exact name of registrant as specified in charter)

Eight Tower Bridge
161 Washington Street, Suite 1111
Conshohocken, PA 19428
Registrant's telephone number, including area code:
(215) 956-8129
Date of fiscal year end:
December 2024
Date of reporting period:
June 30, 2024
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Penn Series Funds, Inc.
Aggressive Allocation Fund
semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Penn Series Aggressive Allocation Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aggressive Allocation Fund	$17	0.33%
Key Fund Statistics
Fund net assets	$59,424,384
Total number of portfolio holdings	21
Total advisory fee paid	$35,764
Portfolio turnover rate	7%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Penn Series Index 500 Fund	25.0%
Penn Series Flexibly Managed Fund	9.0%
Penn Series International Equity Fund	8.9%
Penn Series Large Cap Value Fund	6.1%
Penn Series Quality Bond Fund	5.9%
Penn Series Real Estate Securities Fund	5.0%
Penn Series Mid Core Value Fund	5.0%
Penn Series Emerging Markets Equity Fund	5.0%
Penn Series Large Core Value Fund	5.0%
Penn Series Developed International Index Fund	5.0%
Asset Allocation Target
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Balanced Fund
semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Penn Series Balanced Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Balanced Fund	$10	0.20%
Key Fund Statistics
Fund net assets	$79,535,457
Total number of portfolio holdings	2
Total advisory fee paid	$N/A
Portfolio turnover rate	5%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Penn Series Index 500 Fund	60.2%
Penn Series Quality Bond Fund	39.8%
Asset Allocation Target
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Conservative Allocation Fund
semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Penn Series Conservative Allocation Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Conservative Allocation Fund	$18	0.35%
Key Fund Statistics
Fund net assets	$45,665,477
Total number of portfolio holdings	10
Total advisory fee paid	$27,171
Portfolio turnover rate	6%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Penn Series Quality Bond Fund	41.8%
Penn Series Limited Maturity Bond Fund	30.0%
Penn Series Flexibly Managed Fund	8.1%
Penn Series Index 500 Fund	7.0%
Penn Series High Yield Bond Fund	5.0%
Penn Series Real Estate Securities Fund	2.0%
Penn Series Mid Core Value Fund	2.0%
Penn Series Large Core Value Fund	2.0%
Penn Series Developed International Index Fund	2.0%
Asset Allocation Target
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Developed International Index Fund
semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Penn Series Developed International Index Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Developed International Index Fund	$47	0.93%
Key Fund Statistics
Fund net assets	$81,989,064
Total number of portfolio holdings	754
Total advisory fee paid	$126,922
Portfolio turnover rate	1%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Novo Nordisk A/S, Class B	2.7%
ASML Holding N.V.	2.4%
Nestle S.A.	1.6%
AstraZeneca PLC	1.4%
Shell PLC	1.3%
Toyota Motor Corp.	1.3%
LVMH Moet Hennessy Louis Vuitton S.E.	1.2%
Novartis AG	1.2%
SAP S.E.	1.2%
Roche Holding AG	1.1%
Sector Allocation1
Country Allocation
1 Sector allocation is presented as a percentage of total investments before short-term investments.
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Emerging Markets Equity Fund
semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Penn Series Emerging Markets Equity Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Fund	$67	1.35%
Key Fund Statistics
Fund net assets	$83,208,851
Total number of portfolio holdings	62
Total advisory fee paid	$357,595
Portfolio turnover rate	39%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	9.5%
Tencent Holdings Ltd.	6.8%
Samsung Electronics Co., Ltd.	4.3%
Reliance Industries Ltd.	3.4%
NU Holdings Ltd., Class A	2.7%
Cipla Ltd.	2.6%
Eicher Motors Ltd.	2.6%
Raia Drogasil S.A.	2.6%
Accton Technology Corp.	2.6%
President Chain Store Corp.	2.6%
Sector Allocation1
Country Allocation
1 Sector allocation is presented as a percentage of total investments before short-term investments.
Material Fund Changes
Effective June 1, 2024, the Fund’s investment advisory fee was reduced and calculated daily at the annual rate of 0.83% of the Fund’s average daily net assets. Prior to June 1, 2024, the Fund’s investment advisory fee was calculated daily at the annual rate of 0.87% of the Fund’s average daily net assets.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Flexibly Managed Fund
semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Penn Series Flexibly Managed Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Flexibly Managed Fund	$45	0.87%
Key Fund Statistics
Fund net assets	$5,244,332,488
Total number of portfolio holdings	306
Total advisory fee paid	$17,661,018
Portfolio turnover rate	34%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Microsoft Corp.	5.4%
U.S. Treasury Notes 4.500%, 11/15/33	3.7%
U.S. Treasury Notes 4.000%, 02/15/34	3.5%
Alphabet, Inc., Class A	2.7%
Amazon.com, Inc.	2.7%
UnitedHealth Group, Inc.	2.6%
NVIDIA Corp.	2.6%
Danaher Corp.	2.1%
U.S. Treasury Notes 4.375%, 05/15/34	2.0%
Intuit, Inc.	2.0%
Sector Allocation1
1 Sector allocation is presented as a percentage of total investments before short-term investments.
2 Includes non-equity investments.
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
High Yield Bond Fund
semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Penn Series High Yield Bond Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Bond Fund	$37	0.73%
Key Fund Statistics
Fund net assets	$129,847,948
Total number of portfolio holdings	127
Total advisory fee paid	$299,012
Portfolio turnover rate	41%
Weighted Average Maturity	4.2 Years
Effective Duration	2.5 Years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Asset Class Allocation
Corporate Bonds	90.5%
Loan Agreements	5.4%
Money Market Funds	3.6%
Asset Backed Securities	0.5%
Bond Quality Allocation1
1 Source: Independent Rating Agencies such as Moody’s, S&P, Fitch, etc.
Note: When a security is rated differently by three rating agencies, the median rating is used; when rated differently by two rating agencies, the lower rating is used.
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Index 500 Fund
semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Penn Series Index 500 Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Index 500 Fund	$18	0.34%
Key Fund Statistics
Fund net assets	$812,175,806
Total number of portfolio holdings	505
Total advisory fee paid	$483,593
Portfolio turnover rate	1%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Microsoft Corp.	7.2%
NVIDIA Corp.	6.6%
Apple, Inc.	6.6%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc., Class A	2.4%
Alphabet, Inc., Class A	2.3%
Alphabet, Inc., Class C	1.9%
Berkshire Hathaway, Inc., Class B	1.6%
Eli Lilly & Co.	1.6%
Broadcom, Inc.	1.5%
Sector Allocation1
1 Sector allocation is presented as a percentage of total investments before short-term investments.
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
International Equity Fund
semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Penn Series International Equity Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Fund	$55	1.09%
Key Fund Statistics
Fund net assets	$241,156,582
Total number of portfolio holdings	43
Total advisory fee paid	$1,006,356
Portfolio turnover rate	62%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	6.4%
Constellation Software, Inc.	6.1%
Wolters Kluwer N.V.	5.5%
RELX PLC	4.9%
SAP S.E.	4.6%
Alcon, Inc.	4.5%
Halma PLC	3.6%
Experian PLC	3.6%
London Stock Exchange Group PLC	3.4%
Schneider Electric S.E.	3.4%
Sector Allocation1
Country Allocation
1 Sector allocation is presented as a percentage of total investments before short-term investments.
Material Fund Changes
Effective June 1, 2024, the Fund’s investment advisory fee was reduced and calculated daily at the annual rate of 0.81% of the Fund’s average daily net assets up to $200 million, and 0.61% of the Fund’s average daily net assets over $200 million. Prior to June 1, 2024, the Fund’s investment advisory fee was calculated daily at the annual rate of 0.83% of the Fund’s average daily net assets up to $227 million, and 0.63% of the Fund’s average daily net assets over $227 million.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Large Cap Growth Fund
semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Penn Series Large Cap Growth Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Growth Fund	$46	0.87%
Key Fund Statistics
Fund net assets	$70,238,991
Total number of portfolio holdings	57
Total advisory fee paid	$187,300
Portfolio turnover rate	12%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Microsoft Corp.	14.5%
Alphabet, Inc., Class A	6.1%
Apple, Inc.	5.7%
NVIDIA Corp.	5.3%
Visa, Inc., Class A	4.1%
Accenture PLC, Class A	3.1%
Church & Dwight Co., Inc.	2.3%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2.2%
Aon PLC, Class A	2.1%
Agilent Technologies, Inc.	2.0%
Sector Allocation1
1 Sector allocation is presented as a percentage of total investments before short-term investments.
Material Fund Changes
Effective June 1, 2024, the Fund’s investment advisory fee was reduced and calculated daily at the annual rate of 0.53% of the Fund’s average daily net assets. Prior to June 1, 2024, the Fund’s investment advisory fee was calculated daily at the annual rate of 0.55% of the Fund’s average daily net assets.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Large Cap Value Fund
semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Penn Series Large Cap Value Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Value Fund	$48	0.93%
Key Fund Statistics
Fund net assets	$168,725,210
Total number of portfolio holdings	69
Total advisory fee paid	$564,075
Portfolio turnover rate	28%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
JPMorgan Chase & Co.	3.7%
Regeneron Pharmaceuticals, Inc.	3.7%
Walmart, Inc.	3.6%
Berkshire Hathaway, Inc., Class B	3.6%
Wells Fargo & Co.	3.5%
Elevance Health, Inc.	3.4%
QUALCOMM, Inc.	3.0%
Philip Morris International, Inc.	3.0%
Cencora, Inc.	2.9%
Fiserv, Inc.	2.7%
Sector Allocation1
1 Sector allocation is presented as a percentage of total investments before short-term investments.
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Large Core Growth Fund
semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Penn Series Large Core Growth Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Core Growth Fund	$45	0.85%
Key Fund Statistics
Fund net assets	$133,383,809
Total number of portfolio holdings	38
Total advisory fee paid	$361,311
Portfolio turnover rate	9%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Microsoft Corp.	12.6%
NVIDIA Corp.	10.3%
Apple, Inc.	6.6%
Alphabet, Inc., Class A	6.4%
Amazon.com, Inc.	5.3%
Visa, Inc., Class A	4.3%
UnitedHealth Group, Inc.	3.8%
Motorola Solutions, Inc.	3.4%
Intuit, Inc.	3.3%
Intercontinental Exchange, Inc.	2.9%
Sector Allocation1
1 Sector allocation is presented as a percentage of total investments before short-term investments.
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Large Core Value Fund
semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Penn Series Large Core Value Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Core Value Fund	$48	0.93%
Key Fund Statistics
Fund net assets	$135,367,253
Total number of portfolio holdings	58
Total advisory fee paid	$452,805
Portfolio turnover rate	23%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
The Charles Schwab Corp.	3.5%
Chevron Corp.	3.2%
NextEra Energy, Inc.	3.0%
Micron Technology, Inc.	3.0%
Thermo Fisher Scientific, Inc.	2.8%
Reinsurance Group of America, Inc.	2.7%
Wells Fargo & Co.	2.6%
Hasbro, Inc.	2.6%
Mid-America Apartment Communities, Inc.	2.6%
BJ's Wholesale Club Holdings, Inc.	2.4%
Sector Allocation1
1 Sector allocation is presented as a percentage of total investments before short-term investments.
Material Fund Changes
Effective June 1, 2024, the Fund’s investment advisory fee was reduced and calculated daily at the annual rate of 0.64% of the Fund’s average daily net assets up to $150 million, 0.62% of the Fund’s average daily net assets on the next $250 million, and 0.60% of the Fund’s average daily net assets over $400 million. Prior to June 1, 2024, the Fund’s investment advisory fee was calculated daily at the annual rate of 0.67% of the Fund’s average daily net assets up to $150 million, 0.65% of the Fund’s average daily net assets on the next $250 million, and 0.60% of the Fund’s average daily net assets over $400 million.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Large Growth Stock Fund
semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Penn Series Large Growth Stock Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Growth Stock Fund	$50	0.92%
Key Fund Statistics
Fund net assets	$358,368,903
Total number of portfolio holdings	69
Total advisory fee paid	$1,138,765
Portfolio turnover rate	16%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Microsoft Corp.	13.6%
NVIDIA Corp.	12.5%
Apple, Inc.	8.5%
Amazon.com, Inc.	7.7%
Alphabet, Inc., Class A	5.7%
Meta Platforms, Inc., Class A	4.9%
Eli Lilly & Co.	3.7%
Visa, Inc., Class A	2.5%
Mastercard, Inc., Class A	2.1%
Netflix, Inc.	1.8%
Sector Allocation1
1 Sector allocation is presented as a percentage of total investments before short-term investments.
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Limited Maturity Bond Fund
semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Penn Series Limited Maturity Bond Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Limited Maturity Bond Fund	$36	0.71%
Key Fund Statistics
Fund net assets	$189,191,123
Total number of portfolio holdings	123
Total advisory fee paid	$427,258
Portfolio turnover rate	25%
Weighted Average Maturity	3.5 Years
Effective Duration	1.8 Years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Asset Class Allocation
Corporate Bonds	38.2%
Asset Backed Securities	23.4%
Commercial Mortgage Backed Securities	16.7%
Residential Mortgage Backed Securities	14.9%
U.S. Treasury Obligations	6.3%
Money Market Funds	0.5%
Bond Quality Allocation1
1 Source: Independent Rating Agencies such as Moody’s, S&P, Fitch, etc.
Note: When a security is rated differently by three rating agencies, the median rating is used; when rated differently by two rating agencies, the lower rating is used.
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Mid Cap Growth Fund
semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Penn Series Mid Cap Growth Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Growth Fund	$48	0.97%
Key Fund Statistics
Fund net assets	$138,563,153
Total number of portfolio holdings	68
Total advisory fee paid	$504,428
Portfolio turnover rate	14%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
CoStar Group, Inc.	4.0%
Pinterest, Inc., Class A	3.4%
Monolithic Power Systems, Inc.	3.0%
The Trade Desk, Inc., Class A	2.5%
Teradyne, Inc.	2.4%
Universal Display Corp.	2.3%
Dexcom, Inc.	2.2%
Tyler Technologies, Inc.	2.2%
HEICO Corp., Class A	2.2%
Floor & Decor Holdings, Inc., Class A	2.1%
Sector Allocation1
1 Sector allocation is presented as a percentage of total investments before short-term investments.
Material Fund Changes
Effective June 1, 2024, the Fund’s investment advisory fee was reduced and calculated daily at the annual rate of 0.68% of the Fund’s average daily net assets. Prior to June 1, 2024, the Fund’s investment advisory fee was calculated daily at the annual rate of 0.70% of the Fund’s average daily net assets.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Mid Cap Value Fund
semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Penn Series Mid Cap Value Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Value Fund	$43	0.83%
Key Fund Statistics
Fund net assets	$89,523,296
Total number of portfolio holdings	71
Total advisory fee paid	$245,781
Portfolio turnover rate	18%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Casey's General Stores, Inc.	2.9%
Entergy Corp.	2.5%
Freeport-McMoRan, Inc.	2.4%
Alliant Energy Corp.	2.4%
Fidelity National Information Services, Inc.	2.3%
Marathon Oil Corp.	2.3%
Chesapeake Energy Corp.	2.3%
Globus Medical, Inc., Class A	2.2%
Lamar Advertising Co., Class A	2.1%
The Hartford Financial Services Group, Inc.	2.0%
Sector Allocation1
1 Sector allocation is presented as a percentage of total investments before short-term investments.
Material Fund Changes
Effective June 1, 2024, the Fund’s investment advisory fee was reduced and calculated daily at the annual rate of 0.54% of the Fund’s average daily net assets up to $250 million, 0.525% of the Fund’s average daily net assets on the next $250 million, 0.50% of the Fund’s average daily net assets on the next $250 million, 0.475% of the Fund’s average daily net assets on the next $250 million, 0.45% of the Fund’s average daily net assets on the next $500 million, and 0.425% of the Fund’s average daily net assets over $1.5 billion. Prior to June 1, 2024, the Fund’s investment advisory fee was reduced and calculated daily at the annual rate of 0.55% of the Fund’s average daily net assets up to $250 million, 0.525% of the Fund’s average daily net assets on the next $250 million, 0.50% of the Fund’s average daily net assets on the next $250 million, 0.475% of the Fund’s average daily net assets on the next $250 million, 0.45% of the Fund’s average daily net assets on the next $500 million, and 0.425% of the Fund’s average daily net assets over $1.5 billion.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Mid Core Value Fund
semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Penn Series Mid Core Value Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Core Value Fund	$52	1.04%
Key Fund Statistics
Fund net assets	$77,622,563
Total number of portfolio holdings	109
Total advisory fee paid	$273,021
Portfolio turnover rate	28%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Zimmer Biomet Holdings, Inc.	3.0%
The Bank of New York Mellon Corp.	2.2%
Conagra Brands, Inc.	2.1%
Enterprise Products Partners LP	2.0%
Henry Schein, Inc.	1.9%
Northern Trust Corp.	1.9%
Koninklijke Ahold Delhaize N.V.	1.9%
Willis Towers Watson PLC	1.9%
Edison International	1.8%
Quest Diagnostics, Inc.	1.8%
Sector Allocation1
1 Sector allocation is presented as a percentage of total investments before short-term investments.
Material Fund Changes
Effective June 1, 2024, the Fund’s investment advisory fee was reduced and calculated daily at the annual rate of 0.68% of the Fund’s average daily net assets. Prior to June 1, 2024, the Fund’s investment advisory fee was calculated daily at the annual rate of 0.69% of the Fund’s average daily net assets.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Moderate Allocation Fund
semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Penn Series Moderate Allocation Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Moderate Allocation Fund	$15	0.30%
Key Fund Statistics
Fund net assets	$207,590,390
Total number of portfolio holdings	18
Total advisory fee paid	$125,711
Portfolio turnover rate	3%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Penn Series Quality Bond Fund	23.8%
Penn Series Index 500 Fund	18.1%
Penn Series Flexibly Managed Fund	9.0%
Penn Series Limited Maturity Bond Fund	9.0%
Penn Series Mid Core Value Fund	5.0%
Penn Series Real Estate Securities Fund	4.0%
Penn Series Emerging Markets Equity Fund	4.0%
Penn Series Developed International Index Fund	4.0%
Penn Series High Yield Bond Fund	4.0%
Penn Series International Equity Fund	4.0%
Asset Allocation Target
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Moderately Aggressive Allocation Fund
semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Penn Series Moderately Aggressive Allocation Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Moderately Aggressive Allocation Fund	$15	0.30%
Key Fund Statistics
Fund net assets	$202,596,371
Total number of portfolio holdings	20
Total advisory fee paid	$120,803
Portfolio turnover rate	5%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Penn Series Index 500 Fund	22.0%
Penn Series Quality Bond Fund	10.9%
Penn Series Flexibly Managed Fund	9.0%
Penn Series International Equity Fund	6.9%
Penn Series Large Cap Value Fund	6.1%
Penn Series Limited Maturity Bond Fund	6.0%
Penn Series Real Estate Securities Fund	5.0%
Penn Series Mid Core Value Fund	5.0%
Penn Series Large Core Value Fund	5.0%
Penn Series Developed International Index Fund	5.0%
Asset Allocation Target
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Moderately Conservative Allocation Fund
semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Penn Series Moderately Conservative Allocation Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Moderately Conservative Allocation Fund	$16	0.32%
Key Fund Statistics
Fund net assets	$78,318,629
Total number of portfolio holdings	16
Total advisory fee paid	$47,175
Portfolio turnover rate	7%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Penn Series Quality Bond Fund	32.8%
Penn Series Limited Maturity Bond Fund	19.0%
Penn Series Index 500 Fund	11.1%
Penn Series Flexibly Managed Fund	8.0%
Penn Series High Yield Bond Fund	5.0%
Penn Series Real Estate Securities Fund	4.1%
Penn Series International Equity Fund	4.0%
Penn Series Large Cap Value Fund	3.0%
Penn Series Mid Core Value Fund	3.0%
Penn Series Large Core Value Fund	3.0%
Asset Allocation Target
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Money Market Fund
semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Penn Series Money Market Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Money Market Fund	$29	0.58%
Key Fund Statistics
Fund net assets	$137,719,977
Total number of portfolio holdings	14
Total advisory fee paid	$235,541
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Federal Home Loan Mortgage Corp. 5.256%, 07/03/24	7.3%
Federal National Mortgage 5.260%, 07/10/24	7.3%
Federal Farm Credit Banks 5.297%, 07/11/24	7.3%
Federal Home Loan Mortgage Corp. 5.259%, 07/12/24	7.2%
Federal Home Loan Banks 5.292%, 07/18/24	7.2%
Tennessee Valley Authority 5.272%, 07/24/24	7.2%
U.S. Treasury Bills 5.317%, 07/30/24	7.2%
Federal Farm Credit Banks 5.299%, 07/31/24	7.2%
U.S. Treasury Bills 5.267%, 08/13/24	7.2%
U.S. Treasury Bills 5.266%, 08/20/24	7.2%
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Quality Bond Fund
semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Penn Series Quality Bond Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Quality Bond Fund	$34	0.68%
Key Fund Statistics
Fund net assets	$388,628,983
Total number of portfolio holdings	131
Total advisory fee paid	$863,740
Portfolio turnover rate	16%
Weighted Average Maturity	8.7 Years
Effective Duration	5.6 Years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Asset Class Allocation
Residential Mortgage Backed Securities	38.5%
Corporate Bonds	24.1%
Commercial Mortgage Backed Securities	15.0%
Asset Backed Securities	11.3%
U.S. Treasury Obligations	9.9%
Municipal Bonds	0.7%
Money Market Funds	0.5%
Bond Quality Allocation1
1 Source: Independent Rating Agencies such as Moody’s, S&P, Fitch, etc.
Note: When a security is rated differently by three rating agencies, the median rating is used; when rated differently by two rating agencies, the lower rating is used.
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Real Estate Securities Fund
semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Penn Series Real Estate Securities Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Securities Fund	$48	0.97%
Key Fund Statistics
Fund net assets	$106,499,665
Total number of portfolio holdings	34
Total advisory fee paid	$367,504
Portfolio turnover rate	14%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Welltower, Inc.	7.7%
Digital Realty Trust, Inc.	7.6%
Prologis, Inc.	7.1%
Simon Property Group, Inc.	6.4%
American Tower Corp.	5.1%
Invitation Homes, Inc.	5.0%
Crown Castle, Inc.	4.9%
Iron Mountain, Inc.	4.8%
Equinix, Inc.	4.1%
VICI Properties, Inc.	4.1%
Sector Allocation1
1 Sector allocation is presented as a percentage of total investments before short-term investments.
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Small Cap Growth Fund
semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Penn Series Small Cap Growth Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Growth Fund	$52	1.02%
Key Fund Statistics
Fund net assets	$100,214,017
Total number of portfolio holdings	126
Total advisory fee paid	$366,894
Portfolio turnover rate	10%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
SS&C Technologies Holdings, Inc.	2.2%
Rentokil Initial PLC, ADR	2.0%
Stride, Inc.	1.8%
The Descartes Systems Group, Inc.	1.8%
Globus Medical, Inc., Class A	1.7%
LPL Financial Holdings, Inc.	1.7%
Blackbaud, Inc.	1.7%
Broadridge Financial Solutions, Inc.	1.6%
CSW Industrials, Inc.	1.6%
Crown Holdings, Inc.	1.5%
Sector Allocation1
1 Sector allocation is presented as a percentage of total investments before short-term investments.
Material Fund Changes
Effective June 1, 2024, the Fund’s investment advisory fee was reduced and calculated daily at the annual rate of 0.75% of the Fund’s average daily net assets up to $25 million, 0.70% of the Fund’s average daily net assets on the next $25 million, and 0.65% of the Fund’s average daily net assets over $50 million. Prior to June 1, 2024, the Fund’s investment advisory fee was calculated daily at the annual rate of 0.80% of the Fund’s average daily net assets up to $25 million, 0.75% of the Fund’s average daily net assets on the next $25 million, and 0.70% of the Fund’s average daily net assets over $50 million.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Small Cap Index Fund
semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Penn Series Small Cap Index Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Index Fund	$36	0.71%
Key Fund Statistics
Fund net assets	$81,997,382
Total number of portfolio holdings	1,965
Total advisory fee paid	$122,443
Portfolio turnover rate	14%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Insmed, Inc.	0.4%
FTAI Aviation Ltd.	0.4%
Abercrombie & Fitch Co., Class A	0.4%
Fabrinet	0.4%
Sprouts Farmers Market, Inc.	0.3%
Vaxcyte, Inc.	0.3%
Fluor Corp.	0.3%
Applied Industrial Technologies, Inc.	0.3%
HealthEquity, Inc.	0.3%
SPS Commerce, Inc.	0.3%
Sector Allocation1
1 Sector allocation is presented as a percentage of total investments before short-term investments.
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
Small Cap Value Fund
semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Penn Series Small Cap Value Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Value Fund	$51	1.02%
Key Fund Statistics
Fund net assets	$147,224,249
Total number of portfolio holdings	191
Total advisory fee paid	$534,576
Portfolio turnover rate	48%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Meritage Homes Corp.	1.5%
SITE Centers Corp.	1.4%
Gates Industrial Corp. PLC	1.3%
Ameris Bancorp	1.3%
Home BancShares, Inc.	1.2%
Acadia Realty Trust	1.2%
ASGN, Inc.	1.1%
Commercial Metals Co.	1.1%
SouthState Corp.	1.0%
MGIC Investment Corp.	1.0%
Sector Allocation1
1 Sector allocation is presented as a percentage of total investments before short-term investments.
Material Fund Changes
Effective June 1, 2024, the Fund’s investment advisory fee was reduced and calculated daily at the annual rate of 0.71% of the Fund’s average daily net assets up to $50 million, 0.68% of the Fund’s average daily net assets on the next $50 million, and 0.66% of the Fund’s average daily net assets over $100 million. Prior to June 1, 2024, the Fund’s investment advisory fee was calculated daily at the annual rate of 0.75% of the Fund’s average daily net assets up to $50 million, 0.725% of the Fund’s average daily net assets on the next $50 million, and 0.70% of the Fund’s average daily net assets over $100 million.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
SMID Cap Growth Fund
semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Penn Series SMID Cap Growth Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
SMID Cap Growth Fund	$54	1.04%
Key Fund Statistics
Fund net assets	$70,594,433
Total number of portfolio holdings	99
Total advisory fee paid	$273,004
Portfolio turnover rate	31%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
BJ's Wholesale Club Holdings, Inc.	2.0%
Natera, Inc.	2.0%
Manhattan Associates, Inc.	2.0%
AAON, Inc.	2.0%
Texas Roadhouse, Inc.	1.9%
Wingstop, Inc.	1.9%
MACOM Technology Solutions Holdings, Inc.	1.9%
Domino's Pizza, Inc.	1.8%
Ashland, Inc.	1.7%
Tetra Tech, Inc.	1.7%
Sector Allocation1
1 Sector allocation is presented as a percentage of total investments before short-term investments.
Material Fund Changes
Effective June 1, 2024, the Fund’s investment advisory fee was reduced and calculated daily at the annual rate of 0.73% of the Fund’s average daily net assets. Prior to June 1, 2024, the Fund’s investment advisory fee was calculated daily at the annual rate of 0.75% of the Fund’s average daily net assets.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

Penn Series Funds, Inc.
SMID Cap Value Fund
semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Penn Series SMID Cap Value Fund (“Fund”) for the period of January 01, 2024 to June 30, 2024. You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
SMID Cap Value Fund	$60	1.20%
Key Fund Statistics
Fund net assets	$48,649,923
Total number of portfolio holdings	95
Total advisory fee paid	$205,822
Portfolio turnover rate	27%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
First Citizens BancShares, Inc., Class A	1.6%
MasTec, Inc.	1.6%
Jones Lang LaSalle, Inc.	1.6%
ArcBest Corp.	1.5%
ADT, Inc.	1.4%
Cameco Corp.	1.4%
Nexstar Media Group, Inc.	1.4%
BorgWarner, Inc.	1.4%
AutoNation, Inc.	1.4%
Fluor Corp.	1.3%
Sector Allocation1
1 Sector allocation is presented as a percentage of total investments before short-term investments.
Material Fund Changes
Effective June 1, 2024, the Fund’s investment advisory fee was reduced and calculated daily at the annual rate of 0.80% of the Fund’s average daily net assets. Prior to June 1, 2024, the Fund’s investment advisory fee was calculated daily at the annual rate of 0.84% of the Fund’s average daily net assets.
Changes in and Disagreements with Accountants
 There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund’s such as the prospectus, financial information, fund holdings and proxy voting information at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1‑800‑523‑0650.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.pennmutual.com/FundLiterature.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The full Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The semi-annual financial statements, and the Financial Highlights are attached herewith.

Penn Series Funds, Inc.

⬛ 2024 Semi-Annual Financials and Other Information

Available through Penn Mutual Variable Products

[THIS PAGE INTENTIONALLY LEFT BLANK]

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Money Market Fund

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 100.0%

MONEY MARKET FUNDS — 14.6%
Goldman Sachs Financial Square Funds - Government Fund Institutional Shares (seven-day effective yield 5.211%) (Cost $20,096,989)	20,096,989	$20,096,989

	Par (000)
U.S. TREASURY OBLIGATIONS — 21.6%
U.S. Treasury Bills
5.317%, 07/30/24	$10,000	$9,957,519
5.267%, 08/13/24	10,000	9,937,577
5.266%, 08/20/24	10,000	9,927,472

TOTAL U.S. TREASURY OBLIGATIONS (Cost $29,822,568)		29,822,568

AGENCY OBLIGATIONS — 63.8%
Federal Farm Credit Banks
5.297%, 07/11/24	$10,000	$9,985,389
1.850%, 07/26/24	3,000	2,992,776
5.299%, 07/31/24	10,000	9,956,167
Federal Home Loan Banks
5.292%, 07/18/24	10,000	9,975,161
5.308%, 07/22/24	8,000	7,975,407
Federal Home Loan Mortgage Corp.
5.256%, 07/03/24	10,000	9,997,092
5.259%, 07/12/24	10,000	9,983,989
Federal National Mortgage
5.260%, 07/10/24	10,000	9,986,912
Tennessee Valley Authority
5.291%, 07/10/24	7,000	6,990,777
5.272%, 07/24/24	10,000	9,966,458

TOTAL AGENCY OBLIGATIONS (Cost $87,810,128)		87,810,128

TOTAL SHORT-TERM INVESTMENTS (Cost $137,729,685)		137,729,685

TOTAL INVESTMENTS — 100.0% (Cost $137,729,685)		$137,729,685
Other Assets & Liabilities — (0.0)%		(9,708)

TOTAL NET ASSETS — 100.0%		$137,719,977

†	See Security Valuation Note.

Summary of inputs used to value the Fund’s investments as of 6/30/2024 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 6/30/2024	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Short-Term Investments	$137,729,685	$—	$137,729,685	$—

Total Investments	$137,729,685	$—	$137,729,685	$—

It is the Fund’s practice to recognize transfers into and transfers out of Level 3 at the fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Limited Maturity Bond Fund

	Par (000)	Value†
ASSET BACKED SECURITIES — 23.1%
Barings CLO Ltd., Series 2017-1A Class B1 (3 M SOFR + 1.962%), 144A 7.289%, 07/18/29@,•	$1,500	$1,500,471
Catskill Park CLO Ltd., Series 2017-1A Class A2 (3 M SOFR + 1.962%, Floor 1.700%), 144A 7.286%, 04/20/29@,•	1,140	1,141,257
Crestline Denali CLO XVI Ltd., Series 2018-1A Class A (3 M SOFR + 1.382%, Floor 1.382%), 144A 6.706%, 01/20/30@,•	1,622	1,624,066
ECMC Group Student Loan Trust,
Series 2018-2A Class A (30 Day Average SOFR + 0.914%, Floor 0.800%), 144A 6.250%, 09/25/68@,•	2,316	2,289,252
Series 2019-1A Class A1A, 144A 2.720%, 07/25/69@	1,130	1,026,617
Elevation CLO Ltd., Series 2017-6A Class B (3 M SOFR + 2.112%, Floor 2.112%), 144A 7.440%, 07/15/29@,•	750	750,601
Exeter Automobile Receivables Trust, Series 2022-4A Class B, 4.570%, 01/15/27	1,866	1,863,546
First Eagle BSL CLO Ltd., Series 2019-1A Class B (3 M SOFR + 3.512%, Floor 3.250%), 144A 8.836%, 01/20/33@,•	1,500	1,501,696
Navient Private Education Loan Trust,
Series 2015-AA Class A3 (1 M SOFR + 1.814%), 144A 7.143%, 11/15/30@,•	787	789,730
Series 2014-AA Class A3 (1 M SOFR + 1.714%), 144A 7.043%, 10/15/31@,•	1,001	1,003,734
Series 2015-BA Class A3 (1 M SOFR + 1.564%), 144A 6.893%, 07/16/40@,•	1,104	1,107,914
Navient Private Education Refi Loan Trust,
Series 2020-EA Class A, 144A 1.690%, 05/15/69@	1,277	1,168,254
Series 2021-EA Class A, 144A 0.970%, 12/16/69@	2,617	2,275,879
Navient Student Loan Trust,
Series 2016-5A Class A (30 Day Average SOFR + 1.364%), 144A 6.700%, 06/25/65@,•	3,461	3,479,764
Series 2023-BA Class A1A, 144A 6.480%, 03/15/72@	1,784	1,808,893
Nelnet Student Loan Trust, Series 2004-4 Class B (90 Day Average SOFR + 0.562%), 5.909%, 01/25/41•	2,285	2,257,748

	Par (000)	Value†

OCP CLO Ltd., Series 2014-5A Class A2R (3 M SOFR + 1.662%, Floor 1.400%), 144A 6.986%, 04/26/31@,•	$1,000	$999,967
OZLM XI Ltd., Series 2015-11A Class A2R (3 M SOFR + 2.012%), 144A 7.341%, 10/30/30@,•	2,300	2,303,420
Palmer Square Loan Funding Ltd., Series 2021-1A Class B (3 M SOFR + 2.062%, Floor 2.062%), 144A 7.386%, 04/20/29@,•	1,610	1,611,520
Park Avenue Institutional Advisers CLO Ltd., Series 2016-1A Class A2R (3 M SOFR + 2.062%, Floor 1.800%), 144A 7.391%, 08/23/31@,•	500	500,320
Shackleton CLO Ltd., Series 2013-3A Class AR (3 M SOFR + 1.382%, Floor 1.120%), 144A 6.710%, 07/15/30@,•	586	586,522
SLM Student Loan Trust, Series 2014- 2 Class A3 (30 Day Average SOFR + 0.704%), 6.040%, 03/25/55•	3,057	3,038,597
SMB Private Education Loan Trust,
Series 2016-B Class A2B (1 M SOFR + 1.564%), 144A 6.893%, 02/17/32@,•	402	403,104
Series 2014-A Class B, 144A 4.000%, 09/15/42@	1,301	1,256,638
Series 2021-C Class B, 144A 2.300%, 01/15/53@	2,365	2,212,384
Series 2020-PTB Class A2A, 144A 1.600%, 09/15/54@	1,444	1,322,480
Steele Creek CLO Ltd., Series 2014- 1RA Class B (3 M SOFR + 1.762%, Floor 1.500%), 144A 7.086%, 04/21/31@,•	1,250	1,253,119
THL Credit Wind River CLO Ltd., Series 2018-1A Class B (3 M SOFR + 1.912%), 144A 7.240%, 07/15/30@,•	1,000	1,001,057
Toyota Auto Receivables Owner Trust, Series 2022-C Class A2A, 3.830%, 08/15/25	103	102,572
Wind River CLO Ltd., Series 2014-1A Class BRR (3 M SOFR + 1.862%, Floor 1.600%), 144A 7.189%, 07/18/31@,•	1,500	1,503,096

TOTAL ASSET BACKED SECURITIES (Cost $44,395,434)		43,684,218

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Limited Maturity Bond Fund

	Par (000)	Value†
COMMERCIAL MORTGAGE BACKED SECURITIES — 16.5%
BHMS, Series 2018-ATLS Class B (1 M SOFR + 1.797%, Floor 1.750%), 144A 7.126%, 07/15/35@,•	$2,000	$1,987,412
BSPRT Issuer Ltd.,
Series 2021-FL6 Class A (1 M SOFR + 1.214%, Floor 1.100%), 144A 6.543%, 03/15/36@,•	1,566	1,556,225
Series 2021-FL6 Class B (1 M SOFR + 1.714%, Floor 1.600%), 144A 7.043%, 03/15/36@,•	2,500	2,407,101
COMM Mortgage Trust, Series 2014- CR20 Class A3, 3.326%, 11/10/47	1,376	1,369,950
FHLMC Multifamily Structured Pass Through Certificates, Series KC02 Class X3, 3.169%, 08/25/25•	14,500	204,833
Fontainebleau Miami Beach Trust, Series 2019-FBLU Class B, 144A 3.447%, 12/10/36@	1,500	1,473,946
FREMF Mortgage Trust,
Series 2017-K727 Class C, 144A 3.854%, 07/25/24@,•	3,500	3,484,047
Series 2015-K44 Class B, 144A 3.845%, 01/25/48@,•	3,675	3,620,804
Series 2015-K46 Class B, 144A 3.821%, 04/25/48@,•	1,750	1,718,612
Series 2015-K47 Class B, 144A 3.709%, 06/25/48@,•	1,350	1,326,236
Series 2015-K47 Class C, 144A 3.709%, 06/25/48@,•	1,500	1,469,867
Series 2015-K49 Class B, 144A 3.849%, 10/25/48@,•	1,750	1,709,761
Series 2016-K53 Class B, 144A 4.161%, 03/25/49@,•	3,220	3,139,844
Series 2017-K728 Class C, 144A 3.838%, 11/25/50@,•	1,500	1,486,506
GS Mortgage Securities Corp. Trust, Series 2018-HULA Class B (1 M SOFR + 1.553%, Floor 1.500%), 144A 6.883%, 07/15/25@,•	1,800	1,793,266
Hawaii Hotel Trust, Series 2019-MAUI Class C (1 M SOFR + 1.947%, Floor 1.900%), 144A 7.276%, 05/15/38@,•	1,500	1,491,571
Morgan Stanley Capital I Trust, Series 2015-MS1 Class A4, 3.779%, 05/15/48•	1,000	977,633

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $31,943,246)		31,217,614

	Par (000)	Value†
CORPORATE BONDS — 37.8%
Aerospace & Defense — 0.5%
The Boeing Co., 144A 6.259%, 05/01/27@	$1,000	$1,007,056

Airlines — 0.8%
United Airlines Pass Through Trust, Series 2020-1 Class B 4.875%, 07/15/27	1,507	1,484,725

Apparel — 1.5%
Michael Kors USA, Inc., 144A 4.250%, 11/01/24@	1,650	1,628,476
Tapestry, Inc. 7.050%, 11/27/25	1,150	1,169,078

		2,797,554

Auto Manufacturers — 2.0%
Ford Motor Credit Co., LLC 2.300%, 02/10/25	2,250	2,199,882
General Motors Financial Co., Inc. 3.800%, 04/07/25	1,600	1,575,814

		3,775,696

Banks — 6.2%
Bank of America Corp., Series L 3.950%, 04/21/25	2,010	1,981,168
First Maryland Capital II (3 M SOFR + 1.112%) 6.438%, 02/01/27•	1,500	1,408,057
National Securities Clearing Corp., 144A 5.150%, 05/30/25@	1,500	1,496,369
State Street Corp. (3 M SOFR + 0.822%) 6.144%, 05/15/28•	3,805	3,587,672
Wells Fargo & Co. (3 M SOFR + 1.262%) 6.590%, 04/15/27•	3,250	3,190,766

		11,664,032

Chemicals — 2.5%
NOVA Chemicals Corp., 144A 8.500%, 11/15/28@	1,000	1,060,316
The Sherwin-Williams Co. 4.050%, 08/08/24	2,250	2,245,420
W.R. Grace Holdings LLC, 144A 4.875%, 06/15/27@	1,500	1,446,724

		4,752,460

Commercial Services — 0.9%
Cintas Corp. No. 2 3.450%, 05/01/25	1,750	1,720,394

Cosmetics & Personal Care — 0.8%
Haleon UK Capital PLC 3.125%, 03/24/25	1,500	1,472,843

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Limited Maturity Bond Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Diversified Financial Services — 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.500%, 01/15/25	$2,500	$2,468,756

Electric — 3.5%
NextEra Energy Capital Holdings, Inc. 6.051%, 03/01/25	2,000	2,003,822
Niagara Mohawk Power Corp., 144A 3.508%, 10/01/24@	2,000	1,986,199
Southern California Edison Co., Series E 3.700%, 08/01/25	2,750	2,694,038

		6,684,059

Electronics — 1.6%
Amphenol Corp. 4.750%, 03/30/26	1,500	1,487,610
TD SYNNEX Corp. 1.250%, 08/09/24	1,500	1,492,003

		2,979,613

Entertainment — 0.8%
Warnermedia Holdings, Inc. 3.638%, 03/15/25	1,500	1,476,768

Food — 0.8%
General Mills, Inc. 5.241%, 11/18/25	1,500	1,494,542

Hand & Machine Tools — 1.8%
Regal Rexnord Corp. 6.050%, 02/15/26	1,875	1,879,595
Stanley Black & Decker, Inc. 2.300%, 02/24/25	1,500	1,466,635

		3,346,230

Healthcare Products — 1.3%
Revvity, Inc. 0.850%, 09/15/24	1,000	988,884
Zimmer Biomet Holdings, Inc. 1.450%, 11/22/24	1,500	1,475,280

		2,464,164

Healthcare Services — 0.2%
IQVIA, Inc., 144A 5.000%, 10/15/26@	500	490,639

Housewares — 0.5%
Newell Brands, Inc. 5.700%, 04/01/26	1,000	987,715

Lodging — 1.0%
Hyatt Hotels Corp. 1.800%, 10/01/24	1,875	1,855,224

	Par (000)	Value†

Media — 1.5%
CCO Holdings LLC/CCO Holdings Capital Corp., 144A 5.125%, 05/01/27@	$1,500	$1,440,233
Charter Communications Operating LLC/Charter Communications Operating Capital 4.908%, 07/23/25	289	286,206
Paramount Global 2.900%, 01/15/27	1,250	1,153,808

		2,880,247

Packaging and Containers — 1.6%
Graphic Packaging International LLC 4.125%, 08/15/24	2,000	1,992,305
Mauser Packaging Solutions Holding Co., 144A 7.875%, 08/15/26@	1,000	1,000,582

		2,992,887

Pipelines — 1.3%
Rockies Express Pipeline LLC, 144A 3.600%, 05/15/25@	1,500	1,465,297
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144A 6.000%, 03/01/27@	1,000	985,416

		2,450,713

Real Estate Investment Trusts — 1.2%
SBA Tower Trust, 144A 1.884%, 07/15/50@	2,500	2,351,100

Semiconductors — 0.8%
Qorvo, Inc. 1.750%, 12/15/24	1,500	1,468,198

Software — 2.6%
Concentrix Corp. 6.650%, 08/02/26	2,000	2,020,777
Open Text Corp., 144A 3.875%, 02/15/28@	1,500	1,388,440
VMware, Inc. 1.000%, 08/15/24	1,500	1,490,858

		4,900,075

Telecommunications — 0.8%
T-Mobile USA, Inc. 3.500%, 04/15/25	1,500	1,474,880

TOTAL CORPORATE BONDS (Cost $72,303,204)		71,440,570

RESIDENTIAL MORTGAGE BACKED SECURITIES — 14.7%
Collateralized Mortgage Obligations — 14.0%
Angel Oak Mortgage Trust, Series 2020-1 Class A3, 144A 2.774%, 12/25/59@,•	470	444,785

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Limited Maturity Bond Fund

	Par (000)	Value†
RESIDENTIAL MORTGAGE BACKED SECURITIES — (continued)
Collateralized Mortgage Obligations — (continued)
Bunker Hill Loan Depositary Trust,
STEP, Series 2019-2 Class A3, 144A 3.185%, 07/25/49@	$1,367	$1,292,642
Series 2020-1 Class M1, 144A 4.353%, 02/25/55@,•	2,250	2,045,105
Citigroup Mortgage Loan Trust, Series 2014-J1 Class A1, 144A 3.500%, 06/25/44@,•	531	481,360
CSMC Trust, STEP, Series 2020- SPT1 Class A2, 144A 2.229%, 04/25/65@	1,334	1,315,760
Flagstar Mortgage Trust, Series 2020- 2 Class A4, 144A 3.000%, 08/25/50@,•	1,224	1,024,682
GS Mortgage-Backed Securities Trust, Series 2021-PJ7 Class A8, 144A 2.500%, 01/25/52@,•	3,758	3,237,953
Homeward Opportunities Fund I Trust, Series 2020-2 Class A2, 144A 2.635%, 05/25/65@,•	1,446	1,422,424
JP Morgan Mortgage Trust, Series 2019-9 Class A3, 144A 3.500%, 05/25/50@,•	1,155	1,007,513
OBX Trust, Series 2019-INV2 Class A5, 144A 4.000%, 05/27/49@,•	225	203,550
Sequoia Mortgage Trust, Series 2021- 5 Class A5, 144A 2.000%, 07/25/51@,•	2,148	1,810,337
Towd Point Mortgage Trust,
Series 2017-4 Class A1, 144A 2.750%, 06/25/57@,•	2,408	2,300,292
Series 2020-4 Class A2, 144A 2.500%, 10/25/60@	2,240	1,786,246
Verus Securitization Trust,
Series 2019-INV2 Class A3, 144A 4.219%, 07/25/59@,•	457	448,589
Series 2019-INV3 Class A1, 144A 3.692%, 11/25/59@,•	1,412	1,371,121
Series 2020-INV1 Class A2, 144A 4.035%, 03/25/60@,•	1,280	1,271,351
STEP, Series 2024-1 Class A1, 144A 5.712%, 01/25/69@	1,396	1,387,177
Vista Point Securitization Trust, Series 2020-1 Class M1, 144A 4.151%, 03/25/65@,•	2,800	2,678,581
Wells Fargo Mortgage Backed Securities Trust, Series 2020-2 Class A1, 144A 3.000%, 12/25/49@,•	1,139	950,278

		26,479,746

	Par (000)	Value†

Fannie Mae REMICS — 0.7%
Series 2012-152 Class TA 2.500%, 09/25/42	$1,547	$1,329,428

TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $30,774,737)		27,809,174

U.S. TREASURY OBLIGATIONS — 2.0%
U.S. Treasury Inflation Indexed Bonds
1.250%, 04/15/28	1,045	1,009,825
2.375%, 10/15/28	1,792	1,815,330
U.S. Treasury Notes 4.875%, 04/30/26	1,000	1,001,484

TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,822,880)		3,826,639

	Number of Shares
SHORT-TERM INVESTMENTS — 4.6%

MONEY MARKET FUNDS — 0.5%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.208%) (Cost $919,446)	919,446	919,446

	Par (000)
U.S. TREASURY OBLIGATIONS — 4.1%
U.S. Treasury Bills
5.253%, 08/29/24	$1,050	1,040,953
5.290%, 11/07/24	3,000	2,944,423
5.304%, 11/29/24	2,000	1,957,049
5.273%, 12/26/24	2,000	1,949,418

TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,891,684)		7,891,843

TOTAL SHORT-TERM INVESTMENTS (Cost $8,811,130)		8,811,289

TOTAL INVESTMENTS — 98.7% (Cost $192,050,631)		$186,789,504
Other Assets & Liabilities — 1.3%		2,401,619

TOTAL NET ASSETS — 100.0%		$189,191,123

†	See Security Valuation Note.
@

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2024, the aggregate value of Rule 144A securities was $109,313,546, which represents 57.8% of the Fund’s net assets.

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Limited Maturity Bond Fund

•

Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps. For loan agreements, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

CLO— Collateralized Loan Obligation.

FHLMC— Federal Home Loan Mortgage Corporation.

FREMF— Freddie Mac Multifamily Securities.

LLC— Limited Liability Company.

LP— Limited Partnership.

M— Month.

PLC— Public Limited Company.

REMICS— Real Estate Mortgage Investment Conduits.

SOFR— Secured Overnight Financing Rate.

STEP— Step Coupon Bond.

Country Weightings as of 6/30/2024††
United States	86%
Cayman Islands	11
Ireland	1
Canada	1
United Kingdom	1

Total	100%

††	% of total investments as of June 30, 2024.

Summary of inputs used to value the Fund’s investments as of 6/30/2024 are as follows (See Security Valuation Note):

ASSETS TABLE
	Total		Level 2	Level 3
	Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
Description	6/30/2024	Price	Input	Input
Asset Backed Securities	$43,684,218	$—	$43,684,218	$—
Commercial Mortgage Backed Securities	31,217,614	—	31,217,614	—
Corporate Bonds	71,440,570	—	71,440,570	—
Residential Mortgage Backed Securities	27,809,174	—	27,809,174	—
U.S. Treasury Obligations	3,826,639	—	3,826,639	—
Short-Term Investments	8,811,289	919,446	7,891,843	—

Total Investments	$186,789,504	$919,446	$185,870,058	$—

Other Financial Instruments(1)
Futures Contracts	$312,883	$312,883	$—	$—

Total Assets—Other Financial Instruments	$312,883	$312,883	$—	$—

LIABILITIES TABLE
	Total		Level 2	Level 3
	Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
Description	6/30/2024	Price	Input	Input
Other Financial Instruments(1)
Futures Contracts	$(97,891)	$(97,891)	$—	$—

Total Liabilities—Other Financial Instruments	$(97,891)	$(97,891)	$—	$—

(1)

Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Schedule of Investments such as future contracts and forward foreign currency contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

It is the Fund’s practice to recognize transfers into and transfers out of Level 3 at the fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Limited Maturity Bond Fund

Futures contracts held by the Fund at June 30, 2024 are as follows:

Futures Contracts:

Exchange Traded

Type	Futures Contract	Expiration Date	Numbers of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Long	U.S. Treasury 2 Year Note	09/30/24	472	2,000	$102	$96,391,250	$257,372	$—
Long	U.S. Treasury 5 Year Note	09/30/24	80	1,000	107	8,526,250	55,511	—

							$312,883	$—

Type	Futures Contract	Expiration Date	Numbers of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Short	U.S. Treasury 10 Year Note	09/19/24	(74)	1,000	$110	$(8,138,844)	$—	$(70,666)
Short	U.S. Treasury Long Bond	09/19/24	(20)	1,000	118	(2,366,250)	—	(27,225)

							$—	$(97,891)

							$312,883	$(97,891)

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Quality Bond Fund

	Par (000)	Value†
ASSET BACKED SECURITIES — 11.2%
Barings CLO Ltd., Series 2017-1A Class C (3 M SOFR + 2.662%), 144A 7.989%, 07/18/29@,•	$1,500	$1,500,453
Exeter Automobile Receivables Trust, Series 2022-4A Class B, 4.570%, 01/15/27	2,239	2,236,255
First Eagle BSL CLO Ltd., Series 2019-1A Class B (3 M SOFR + 3.512%, Floor 3.250%), 144A 8.836%, 01/20/33@,•	4,000	4,004,524
Fortress Credit BSL III Ltd., Series 2015-1A Class B1R (3 M SOFR + 1.992%, Floor 1.992%), 144A 7.319%, 04/18/31@,•	3,000	3,001,767
Nassau Ltd., Series 2017-IA Class A1BR, 144A 2.730%, 10/15/29@	19	18,371
Navient Student Loan Trust,
Series 2018-EA Class A2, 144A 4.000%, 12/15/59@	1,674	1,650,495
Series 2023-BA Class A1A, 144A 6.480%, 03/15/72@	2,384	2,417,485
Nelnet Student Loan Trust, Series 2004-4 Class B (90 Day Average SOFR + 0.562%), 5.909%, 01/25/41•	2,285	2,257,748
New Hampshire Higher Education Loan Corp., Series 2020-1 Class A1A, 1.550%, 09/25/60	2,198	1,997,652
OZLM XI Ltd., Series 2015-11A Class A2R (3 M SOFR + 2.012%), 144A 7.341%, 10/30/30@,•	4,000	4,005,948
SLM Student Loan Trust, Series 2014- 2 Class A3 (30 Day Average SOFR + 0.704%), 6.040%, 03/25/55•	2,675	2,658,773
SMB Private Education Loan Trust,
Series 2016-A Class A2A, 144A 2.700%, 05/15/31@	427	423,692
Series 2014-A Class B, 144A 4.000%, 09/15/42@	2,341	2,261,948
Series 2015-C Class B, 144A 3.500%, 09/15/43@	2,844	2,787,105
Steele Creek CLO Ltd.,
Series 2016-1A Class BR (3 M SOFR + 1.912%, Floor 1.650%), 144A 7.251%, 06/15/31@,•	3,250	3,250,211
Series 2018-2A Class A (3 M SOFR + 1.462%, Floor 1.200%), 144A 6.787%, 08/18/31@,•	3,413	3,420,190
Trimaran Cavu Ltd., Series 2019-1A Class C1 (3 M SOFR + 3.412%, Floor 3.150%), 144A 8.736%, 07/20/32@,•	4,000	4,005,036

	Par (000)	Value†

Vibrant ClO VIII Ltd., Series 2018-8A Class A2 (3 M SOFR + 1.732%, Floor 0.262%), 144A 7.056%, 01/20/31@,•	$1,800	$1,805,117

TOTAL ASSET BACKED SECURITIES (Cost $43,674,630)		43,702,770

COMMERCIAL MORTGAGE BACKED SECURITIES — 14.9%
BANK5, Series 2024-5YR5 Class C, 7.245%, 02/15/29•	2,550	2,600,732
Benchmark Mortgage Trust, Series 2019-B9 Class A5, 4.016%, 03/15/52	5,000	4,650,791
COMM Mortgage Trust, Series 2014- CR20 Class A3, 3.326%, 11/10/47	2,293	2,283,250
Fontainebleau Miami Beach Trust, Series 2019-FBLU Class B, 144A 3.447%, 12/10/36@	2,500	2,456,577
FREMF Mortgage Trust,
Series 2018-K731 Class B, 144A 4.058%, 02/25/25@,•	6,610	6,504,401
Series 2019-K735 Class B, 144A 4.157%, 05/25/26@,•	6,000	5,803,421
Series 2019-K736 Class B, 144A 3.885%, 07/25/26@,•	1,500	1,439,146
Series 2014-K40 Class C, 144A 4.184%, 11/25/47@,•	2,000	1,983,753
Series 2015-K48 Class B, 144A 3.771%, 08/25/48@,•	5,000	4,885,153
Series 2016-K52 Class B, 144A 4.068%, 01/25/49@,•	5,065	4,927,031
Series 2016-K53 Class C, 144A 4.161%, 03/25/49@,•	3,525	3,408,014
Series 2017-K729 Class C, 144A 3.784%, 11/25/49@,•	2,460	2,426,890
Series 2017-K63 Class B, 144A 4.011%, 02/25/50@,•	1,500	1,435,371
Series 2018-K85 Class C, 144A 4.464%, 12/25/50@,•	3,500	3,296,228
Series 2019-K102 Class B, 144A 3.651%, 12/25/51@,•	5,320	4,844,121
Series 2019-K95 Class B, 144A 4.056%, 08/25/52@,•	2,500	2,330,807
Wells Fargo Commercial Mortgage Trust, Series 2019-C51 Class A3, 3.055%, 06/15/52	2,829	2,554,212

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $61,457,365)		57,829,898

CORPORATE BONDS — 23.9%
Aerospace & Defense — 0.4%
The Boeing Co. 3.500%, 03/01/39	2,000	1,424,416

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Quality Bond Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Apparel — 0.7%
VF Corp. 2.800%, 04/23/27	$3,000	$2,740,152

Auto Manufacturers — 0.5%
Ford Motor Credit Co., LLC 4.950%, 05/28/27	2,000	1,952,286

Banks — 3.5%
Allfirst Preferred Capital Trust (3 M SOFR + 1.762%) 7.090%, 07/15/29•	3,500	3,198,368
JPMorgan Chase & Co., Series B (3 M SOFR + 0.762%) 6.088%, 02/01/27•	3,200	3,072,000
State Street Corp. (3 M SOFR + 0.822%) 6.144%, 05/15/28•	3,830	3,611,244
The PNC Financial Services Group, Inc. (SOFRRATE + 1.841%) 5.582%, 06/12/29•	2,500	2,528,167
Wells Fargo & Co., Series U 5.875%µ,•	1,000	995,220

		13,404,999

Beverages — 0.4%
Keurig Dr Pepper, Inc. 2.250%, 03/15/31	2,000	1,667,197

Biotechnology — 0.8%
Amgen, Inc. 5.600%, 03/02/43	3,000	2,967,535

Diversified Financial Services — 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.000%, 10/29/28	3,000	2,727,710

Electric — 2.5%
CMS Energy Corp. (UST Yield Curve CMT 5 Yr + 2.900%) 3.750%, 12/01/50•	2,000	1,672,100
Dominion Energy, Inc., Series A (UST Yield Curve CMT 5 Yr + 2.386%) 6.875%, 02/01/55•	3,000	3,068,369
Duke Energy Carolinas LLC 2.850%, 03/15/32	2,298	1,973,320
Northern States Power Co. 3.600%, 09/15/47	4,000	2,933,539

		9,647,328

Food — 1.9%
Kraft Heinz Foods Co. 4.625%, 10/01/39	2,440	2,167,075
The Hershey Co. 1.700%, 06/01/30	3,000	2,510,515

	Par (000)	Value†

Food — (continued)
The J.M. Smucker Co. 4.250%, 03/15/35	$3,000	$2,689,572

		7,367,162

Gas — 0.6%
The Brooklyn Union Gas Co., 144A 3.407%, 03/10/26@	2,500	2,402,302

Healthcare Products — 0.4%
PerkinElmer, Inc. 2.250%, 09/15/31	2,000	1,639,372

Healthcare Services — 0.9%
Centene Corp. 4.625%, 12/15/29	2,000	1,891,739
Health Care Service Corp. A Mutual Legal Reserve Co., 144A 2.200%, 06/01/30@	2,000	1,690,865

		3,582,604

Household Products & Wares — 1.1%
Church & Dwight Co., Inc. 2.300%, 12/15/31	3,000	2,499,766
Kimberly-Clark Corp. 3.100%, 03/26/30	2,000	1,830,265

		4,330,031

Insurance — 0.7%
New York Life Global Funding, 144A 4.550%, 01/28/33@	3,000	2,860,431

Internet — 0.7%
Alibaba Group Holding Ltd. 3.400%, 12/06/27	3,000	2,834,302

Investment Companies — 0.8%
Ares Capital Corp. 2.875%, 06/15/28	3,500	3,101,719

Pharmaceuticals — 2.3%
Becton Dickinson & Co. 3.700%, 06/06/27	1,956	1,882,197
Bristol-Myers Squibb Co. 3.400%, 07/26/29	3,253	3,032,988
Mead Johnson Nutrition Co. 4.125%, 11/15/25	2,000	1,965,260
Merck & Co., Inc. 3.900%, 03/07/39	2,200	1,903,549

		8,783,994

Pipelines — 0.6%
Energy Transfer LP, Series H (UST Yield Curve CMT 5 Yr + 5.694%) 6.500%µ,•	2,185	2,155,495

Real Estate Investment Trusts — 1.1%
Kimco Realty Corp. 2.800%, 10/01/26	3,000	2,836,848

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Quality Bond Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Real Estate Investment Trusts — (continued)
SBA Tower Trust, 144A 1.884%, 07/15/50@	$1,500	$1,410,660

		4,247,508

Retail — 0.3%
AutoNation, Inc. 1.950%, 08/01/28	1,500	1,301,382

Semiconductors — 0.5%
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.150%, 05/01/27	2,000	1,891,294

Software — 0.3%
Roper Technologies, Inc. 1.400%, 09/15/27	1,500	1,335,704

Telecommunications — 1.7%
Crown Castle Towers LLC, 144A 3.663%, 05/15/45@	4,000	3,927,191
T-Mobile USA, Inc. 2.625%, 04/15/26	3,000	2,853,589

		6,780,780

Transportation — 0.5%
BNSF Railway Co. Pass Through Trust, Series 2015-1, 144A 3.442%, 06/16/28@	1,984	1,887,521

TOTAL CORPORATE BONDS (Cost $ 99,992,935)		93,033,224

MUNICIPAL BONDS — 0.7%
University of Virginia 5.000%, 09/01/40 (Cost $ 2,759,197)	2,800	2,707,307

RESIDENTIAL MORTGAGE BACKED SECURITIES — 38.3%
Collateralized Mortgage Obligations — 22.9%
Agate Bay Mortgage Trust, Series 2015-6 Class B1, 144A 3.580%, 09/25/45@,•	2,622	2,455,434
CIM Trust,
Series 2019-INV2 Class B1A, 144A 4.753%, 05/25/49@,•	4,684	4,329,468
Series 2020-INV1 Class A13, 144A 3.000%, 04/25/50@,•	1,327	1,111,784
CSMC Trust, Series 2013-IVR2 Class A2, 144A 3.000%, 04/25/43@,•	3,571	3,109,710
Freddie Mac Pool
3.000%, 05/01/53	5,662	4,828,057
5.500%, 08/01/53	3,270	3,230,051
6.000%, 05/01/54	4,906	4,924,973

	Par (000)	Value†

Collateralized Mortgage Obligations — (continued)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2021-2 Class MBU, 2.500%, 11/25/60	$3,100	$2,001,083
Ginnie Mae, Series 2018-37 Class BY, 3.500%, 03/20/48	5,125	4,448,491
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ3 Class A13, 144A 2.500%, 10/25/50@,•	4,751	3,871,111
GS Mortgage-Backed Securities Trust, Series 2020-PJ1 Class B1, 144A 3.631%, 05/25/50@,•	5,074	4,337,104
JP Morgan Mortgage Trust,
Series 2020-INV1 Class B1A, 144A 2.936%, 08/25/50@,•	4,597	3,693,641
Series 2020-INV1 Class A3, 144A 3.500%, 08/25/50@,•	3,172	2,766,475
Series 2020-4 Class A15, 144A 3.000%, 11/25/50@,•	4,627	3,893,727
Series 2020-8 Class A3, 144A 3.000%, 03/25/51@,•	2,988	2,502,180
Series 2021-1 Class A3, 144A 2.500%, 06/25/51@,•	4,791	3,833,936
Series 2021-1 Class A15, 144A 2.500%, 06/25/51@,•	3,582	2,819,385
Series 2021-7 Class A15, 144A 2.500%, 11/25/51@,•	4,724	3,715,337
Series 2022-1 Class A3, 144A 2.500%, 07/25/52@,•	4,270	3,400,987
Sequoia Mortgage Trust,
Series 2013-3 Class A2, 2.500%, 03/25/43•	7,490	6,295,643
Series 2017-5 Class A1, 144A 3.500%, 08/25/47@,•	1,712	1,502,438
Series 2020-4 Class A20, 144A 2.500%, 11/25/50@,•	2,668	2,105,983
Series 2021-5 Class A5, 144A 2.000%, 07/25/51@,•	2,864	2,413,783
Towd Point Mortgage Trust, Series 2021-1 Class A2, 144A 2.750%, 11/25/61@,•	2,500	2,034,945
Verus Securitization Trust, Series 2019-INV2 Class A3, 144A 4.219%, 07/25/59@,•	1,167	1,145,257
Vista Point Securitization Trust, Series 2020-1 Class M1, 144A 4.151%, 03/25/65@,•	3,000	2,869,908
Wells Fargo Mortgage Backed Securities Trust, Series 2020-3 Class A1, 144A 3.000%, 06/25/50@,•	4,337	3,614,039

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Quality Bond Fund

	Par (000)	Value†
RESIDENTIAL MORTGAGE BACKED SECURITIES — (continued)
Collateralized Mortgage Obligations — (continued)
WinWater Mortgage Loan Trust, Series 2016-1 Class B3, 144A 3.768%, 01/20/46@,•	$1,720	$1,582,624

		88,837,554

Fannie Mae Pool — 6.4%
3.500%, 10/01/45	4,358	3,887,853
1.500%, 06/01/51	3,553	2,664,765
2.000%, 11/01/51	4,289	3,375,810
2.000%, 12/01/51	2,597	2,042,276
3.000%, 03/01/52	9,915	8,464,114
6.000%, 07/01/53	4,541	4,561,382

		24,996,200

Fannie Mae REMICS — 1.0%
Series 2019-48 Class MA 3.000%, 09/25/49	4,652	4,004,933

Freddie Mac Pool — 4.8%
2.500%, 04/01/52	10,164	8,346,506
4.000%, 09/01/52	6,709	6,149,649
4.000%, 01/01/53	4,674	4,285,324

		18,781,479

Freddie Mac REMICS — 2.6%
Series 5105 Class JM, 2.000%, 12/25/46	3,949	2,822,679
Series 5229 Class AL, 4.000%, 06/25/49	8,018	7,043,680

		9,866,359

Ginnie Mae — 0.6%
Series 2015-76 Class QB 3.000%, 05/20/45	2,731	2,326,914

TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $160,650,807)		148,813,439

U.S. TREASURY OBLIGATIONS — 8.6%
U.S. Treasury Bonds
3.250%, 05/15/42	2,170	1,812,628
2.500%, 02/15/45	7,700	5,520,238
3.000%, 02/15/48	2,760	2,112,370
4.125%, 08/15/53	5,000	4,685,156
U.S. Treasury Inflation Indexed Bonds
1.250%, 04/15/28	4,182	4,039,300
1.125%, 01/15/33	7,368	6,828,217
U.S. Treasury Inflation Indexed Notes 1.750%, 01/15/34	8,160	7,936,076
U.S. Treasury Notes 4.000%, 10/31/29	500	491,875

TOTAL U.S. TREASURY OBLIGATIONS (Cost $33,638,109)		33,425,860

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 1.8%

MONEY MARKET FUNDS — 0.5%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.208%) (Cost $1,991,902)	1,991,902	$1,991,902

	Par (000)
U.S. TREASURY OBLIGATIONS — 1.3%
U.S. Treasury Bills
5.304%, 11/29/24	$3,000	$2,935,573
5.273%, 12/26/24	2,000	1,949,419

TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,884,216)		4,884,992

TOTAL SHORT-TERM INVESTMENTS (Cost $6,876,118)		6,876,894

TOTAL INVESTMENTS — 99.4% (Cost $409,049,161)		$386,389,392
Other Assets & Liabilities — 0.6%		2,239,591

TOTAL NET ASSETS — 100.0%		$388,628,983

†	See Security Valuation Note.
@

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2024, the aggregate value of Rule 144A securities was $157,581,481, which represents 40.5% of the Fund’s net assets.

•

Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps. For loan agreements, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

µ	Perpetual security with no stated maturity date.

CLO— Collateralized Loan Obligation.

CMT— Constant Maturity Treasury.

FREMF— Freddie Mac Multifamily Securities.

LLC— Limited Liability Company.

LP— Limited Partnership.

M— Month.

REMICS— Real Estate Mortgage Investment Conduits.

SOFR— Secured Overnight Financing Rate.

UST— US Treasury.

Yr— Year.

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Quality Bond Fund

Country Weightings as of 6/30/2024††
United States	92%
Cayman Islands	6
China	1
Ireland	1

Total	100%

††	% of total investments as of June 30, 2024.

Summary of inputs used to value the Fund’s investments as of 6/30/2024 are as follows (See Security Valuation Note):

ASSETS TABLE
	Total		Level 2	Level 3
	Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
Description	6/30/2024	Price	Input	Input
Asset Backed Securities	$43,702,770	$—	$43,702,770	$—
Commercial Mortgage Backed Securities	57,829,898	—	57,829,898	—
Corporate Bonds	93,033,224	—	93,033,224	—
Municipal Bonds	2,707,307	—	2,707,307	—
Residential Mortgage Backed Securities	148,813,439	—	148,813,439	—
U.S. Treasury Obligations	33,425,860	—	33,425,860	—
Short-Term Investments	6,876,894	1,991,902	4,884,992	—

Total Investments	$386,389,392	$1,991,902	$384,397,490	$—

ASSETS TABLE
Description	Total Market Value at 6/30/2024	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Other Financial Instruments(1)
Futures Contracts	$329,831	$329,831	$—	$—

Total Assets —Other Financial Instruments	$329,831	$329,831	$—	$—

(1)

Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Schedule of Investments such as future contracts and forward foreign currency contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

It is the Fund’s practice to recognize transfers into and transfers out of Level 3 at the fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.

Futures contracts held by the Fund at June 30, 2024 are as follows:

Futures Contracts:

Exchange Traded

Type	Futures Contract	Expiration Date	Numbers of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Long	U.S. Treasury 10 Year Note	09/19/24	172	1,000	$110	$18,917,313	$100,812	$—
Long	U.S. Treasury 5 Year Note	09/30/24	221	1,000	107	23,553,767	153,350	—
Long	U.S. Treasury Ultra Bond	09/19/24	53	1,000	125	6,643,219	75,669	—

							$329,831	$—

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

High Yield Bond Fund

	Par (000)	Value†
ASSET BACKED SECURITIES — 0.5%
Frontier Issuer LLC, Series 2023-1 Class A2, 144A 6.600%, 08/20/53@ (Cost $577,509)	$600	$603,795

	Number of Shares
COMMON STOCKS — 0.0%
Entertainment — 0.0%
New Cotai Participation, Class B(1),* (Cost $24,225)	1	0

PREFERRED STOCKS — 0.0%
Packaging and Containers — 0.0%
Smurfit-Stone Container Corp. (Escrow) CONV.(1),* (Cost $0)	725	0

	Par (000)
CORPORATE BONDS — 89.9%
Advertising — 0.7%
Stagwell Global LLC, 144A 5.625%, 08/15/29@	$1,050	971,237

Airlines — 1.7%
American Airlines Pass Through Trust, Series 2021-1 Class B 3.950%, 01/11/32	1,297	1,198,651
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A 5.500%, 04/20/26@	700	693,642
United Airlines Pass Through Trust, Series 2020-1 Class B 4.875%, 07/15/27	353	347,594

		2,239,887

Auto Manufacturers — 1.3%
Ford Motor Credit Co., LLC
5.113%, 05/03/29	1,050	1,015,380
7.350%, 03/06/30	675	714,845

		1,730,225

Auto Parts & Equipment — 1.2%
Clarios Global LP/Clarios US Finance Co., 144A 6.250%, 05/15/26@	1,050	1,048,901
Garrett Motion Holdings, Inc./Garrett LX I Sarl, 144A 7.750%, 05/31/32@	500	506,758

		1,555,659

Banks — 1.3%
Freedom Mortgage Corp., 144A 12.250%, 10/01/30@	1,550	1,667,578

	Par (000)	Value†

Building Materials — 2.9%
Builders FirstSource, Inc., 144A 4.250%, 02/01/32@	$1,050	$928,269
Knife River Corp., 144A 7.750%, 05/01/31@	650	679,065
Smyrna Ready Mix Concrete LLC, 144A 8.875%, 11/15/31@	1,000	1,061,171
Summit Materials LLC/Summit Materials Finance Corp., 144A 6.500%, 03/15/27@	1,100	1,101,880

		3,770,385

Chemicals — 2.9%
NOVA Chemicals Corp., 144A 8.500%, 11/15/28@	1,775	1,882,061
Olin Corp. 5.000%, 02/01/30	910	859,831
WR Grace Holdings LLC, 144A 7.375%, 03/01/31@	1,000	1,013,676

		3,755,568

Commercial Services — 7.3%
Albion Financing 1 SARL/Aggreko Holdings, Inc., 144A 6.125%, 10/15/26@	1,030	1,016,778
Herc Holdings, Inc.
144A, 5.500%, 07/15/27@	1,015	999,331
144A, 6.625%, 06/15/29@	1,000	1,014,149
Mavis Tire Express Services Topco Corp., 144A 6.500%, 05/15/29@	1,050	978,634
Service Corp. International
7.500%, 04/01/27	1,750	1,811,782
4.000%, 05/15/31	700	623,463
United Rentals North America, Inc. 4.875%, 01/15/28	700	678,374
WASH Multifamily Acquisition, Inc., 144A 5.750%, 04/15/26@	1,150	1,123,711
Williams Scotsman, Inc., 144A 4.625%, 08/15/28@	1,350	1,276,560

		9,522,782

Computers — 0.8%
Fortress Intermediate 3, Inc., 144A 7.500%, 06/01/31@	1,000	1,024,550

Cosmetics & Personal Care — 0.9%
Coty,Inc., 144A 5.000%, 04/15/26@	1,120	1,105,216

Distribution & Wholesale — 0.5%
Ritchie Bros Holdings, Inc., 144A 7.750%, 03/15/31@	670	699,557

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

High Yield Bond Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Diversified Financial Services — 1.6%
AerCap Holdings N.V. (UST Yield Curve CMT 5 Yr + 4.535%) 5.875%, 10/10/79•	$1,000	$995,337
Jefferson Capital Holdings LLC, 144A 9.500%, 02/15/29@	1,000	1,030,917

		2,026,254

Electric — 3.8%
Calpine Corp., 144A 5.250%, 06/01/26@	700	692,300
Talen Energy Supply LLC, 144A 8.625%, 06/01/30@	1,300	1,386,084
Vistra Corp. (UST Yield Curve CMT 5 Yr + 6.930%), 144A 8.000%@,µ,•	1,500	1,512,752
Vistra Operations Co., LLC, 144A 5.000%, 07/31/27@	1,400	1,354,293

		4,945,429

Electrical Components & Equipment — 0.6%
WESCO Distribution, Inc., 144A 7.250%, 06/15/28@	700	713,291

Entertainment — 3.2%
Caesars Entertainment, Inc., 144A 8.125%, 07/01/27@	675	688,717
Churchill Downs, Inc.
144A, 5.500%, 04/01/27@	750	737,763
144A, 5.750%, 04/01/30@	700	679,948
Everi Holdings, Inc., 144A 5.000%, 07/15/29@	700	688,660
Light & Wonder International, Inc., 144A 7.000%, 05/15/28@	1,400	1,407,746

		4,202,834

Environmental Control — 0.7%
Clean Harbors, Inc., 144A 4.875%, 07/15/27@	1,000	967,871

Food — 0.8%
Fiesta Purchaser, Inc., 144A 7.875%, 03/01/31@	1,000	1,033,234

Healthcare Products — 1.6%
Avantor Funding, Inc., 144A 4.625%, 07/15/28@	1,100	1,046,902
Medline Borrower LP, 144A 3.875%, 04/01/29@	1,050	966,856

		2,013,758

Healthcare Services — 5.8%
Acadia Healthcare Co., Inc., 144A 5.500%, 07/01/28@	1,400	1,369,286
Charles River Laboratories International, Inc., 144A 4.250%, 05/01/28@	1,050	991,676

	Par (000)	Value†

Healthcare Services — (continued)
CHS/Community Health Systems, Inc., 144A 5.625%, 03/15/27@	$1,080	$1,005,773
Encompass Health Corp. 4.750%, 02/01/30	1,150	1,076,086
IQVIA, Inc., 144A 5.000%, 10/15/26@	1,000	981,277
Select Medical Corp., 144A 6.250%, 08/15/26@	700	703,419
Tenet Healthcare Corp. 5.125%, 11/01/27	1,400	1,370,114

		7,497,631

Household Products & Wares — 0.8%
Kronos Acquisition Holdings, Inc., 144A 8.250%, 06/30/31@	1,000	1,001,000

Insurance — 0.8%
Acrisure LLC/Acrisure Finance, Inc., 144A 7.500%, 11/06/30@	1,000	1,001,851

Internet — 1.1%
Go Daddy Operating Co., LLC/GD Finance Co., Inc., 144A 5.250%, 12/01/27@	1,400	1,370,599

Leisure Time — 4.2%
Carnival Holdings Bermuda Ltd., 144A 10.375%, 05/01/28@	1,005	1,087,866
MajorDrive Holdings IV LLC, 144A 6.375%, 06/01/29@	2,500	2,353,906
Royal Caribbean Cruises Ltd.
144A, 4.250%, 07/01/26@	1,005	972,631
144A, 9.250%, 01/15/29@	1,010	1,078,312

		5,492,715

Lodging — 1.2%
Hilton Domestic Operating Co., Inc., 144A 4.000%, 05/01/31@	700	627,828
Station Casinos LLC, 144A 4.625%, 12/01/31@	1,050	936,097

		1,563,925

Machinery — Construction & Mining — 1.2%
Terex Corp., 144A 5.000%, 05/15/29@	600	569,003
The Manitowoc Co., Inc., 144A 9.000%, 04/01/26@	1,000	1,000,027

		1,569,030

Media — 3.2%
CCO Holdings LLC/CCO Holdings Capital Corp., 144A 5.125%, 05/01/27@	675	648,105

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

High Yield Bond Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Media — (continued)
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 144A 5.875%, 08/15/27@	$1,000	$940,704
Nexstar Media, Inc., 144A 5.625%, 07/15/27@	700	665,046
Paramount Global 2.900%, 01/15/27	1,000	923,047
Sirius XM Radio, Inc., 144A 5.500%, 07/01/29@	1,050	986,448

		4,163,350

Mining — 5.2%
Alcoa Nederland Holding BV, 144A 7.125%, 03/15/31@	1,000	1,030,058
First Quantum Minerals Ltd.
144A, 6.875%, 10/15/27@	1,000	976,998
144A, 9.375%, 03/01/29@	1,000	1,046,643
144A, 8.625%, 06/01/31@	1,000	998,320
FMG Resources August 2006 Pty Ltd., 144A 5.875%, 04/15/30@	1,050	1,025,874
Novelis Corp., 144A 4.750%, 01/30/30@	700	649,361
Taseko Mines Ltd., 144A 8.250%, 05/01/30@	1,000	1,023,527

		6,750,781

Oil & Gas — 16.3%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 144A 5.875%, 06/30/29@	1,000	977,230
Baytex Energy Corp., 144A 8.500%, 04/30/30@	975	1,019,568
California Resources Corp., 144A 8.250%, 06/15/29@	1,000	1,020,637
Chesapeake Energy Corp., 144A 5.875%, 02/01/29@	1,850	1,831,408
Civitas Resources, Inc., 144A 8.750%, 07/01/31@	1,500	1,606,529
Comstock Resources, Inc., 144A 5.875%, 01/15/30@	975	908,544
Crescent Energy Finance LLC, 144A 7.625%, 04/01/32@	1,100	1,121,097
Encino Acquisition Partners Holdings LLC
144A, 8.500%, 05/01/28@	1,600	1,630,851
144A, 8.750%, 05/01/31@	1,000	1,042,194
HF Sinclair Corp., 144A 6.375%, 04/15/27@	1,000	1,002,092
Occidental Petroleum Corp. 8.500%, 07/15/27	1,491	1,597,311
Parkland Corp., 144A 5.875%, 07/15/27@	1,150	1,135,158
Permian Resources Operating LLC
144A, 5.375%, 01/15/26@	1,000	988,730
144A, 8.000%, 04/15/27@	700	715,824

	Par (000)	Value†

Oil & Gas — (continued)
Sunoco LP, 144A 7.250%, 05/01/32@	$1,000	$1,034,237
Talos Production, Inc.
144A, 9.000%, 02/01/29@	500	524,807
144A, 9.375%, 02/01/31@	500	527,915
Transocean Titan Financing Ltd., 144A 8.375%, 02/01/28@	1,470	1,517,046
Transocean, Inc., 144A 8.500%, 05/15/31@	1,000	1,000,565

		21,201,743

Packaging and Containers — 4.5%
Graham Packaging Co., Inc., 144A 7.125%, 08/15/28@	1,500	1,416,916
Owens-Brockway Glass Container, Inc., 144A 6.625%, 05/13/27@	1,000	998,178
Sealed Air Corp., 144A 5.000%, 04/15/29@	700	666,449
Trident TPI Holdings, Inc., 144A 12.750%, 12/31/28@	1,000	1,092,327
TriMas Corp., 144A 4.125%, 04/15/29@	700	641,244
Trivium Packaging Finance BV, 144A 8.500%, 08/15/27@	1,000	992,541

		5,807,655

Pharmaceuticals — 2.5%
Elanco Animal Health, Inc. 6.650%, 08/28/28	1,050	1,064,787
Jazz Securities DAC, 144A 4.375%, 01/15/29@	1,400	1,299,664
Organon & Co./Organon Foreign Debt Co-Issuer BV, 144A 5.125%, 04/30/31@	1,050	940,956

		3,305,407

Pipelines — 4.7%
Buckeye Partners LP 4.350%, 10/15/24	331	328,820
Delek Logistics Partners LP/Delek Logistics Finance Corp., 144A 8.625%, 03/15/29@	1,000	1,029,151
Energy Transfer LP, Series H (UST Yield Curve CMT 5 Yr + 5.694%) 6.500%µ,•	1,475	1,455,083
Martin Midstream Partners LP/Martin Midstream Finance Corp., 144A 11.500%, 02/15/28@	1,000	1,082,316
NGL Energy Operating LLC / NGL Energy Finance Corp., 144A 8.375%, 02/15/32@	1,000	1,018,583
Rockies Express Pipeline LLC, 144A 3.600%, 05/15/25@	500	488,432

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

High Yield Bond Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Pipelines — (continued)
Venture Global LNG, Inc., 144A 8.375%, 06/01/31@	$650	$674,138

		6,076,523

Real Estate Investment Trusts — 1.0%
VICI Properties LP/VICI Note Co., Inc., 144A 5.750%, 02/01/27@	1,350	1,350,292

Retail — 1.9%
Arko Corp., 144A 5.125%, 11/15/29@	750	653,066
Bath & Body Works, Inc. 6.875%, 11/01/35	1,000	1,008,473
The Gap, Inc., 144A 3.875%, 10/01/31@	1,000	834,612

		2,496,151

Software — 0.5%
Open Text Corp., 144A 6.900%, 12/01/27@	675	700,895

Telecommunications — 1.2%
Connect Finco SARL/Connect US Finco LLC, 144A 6.750%, 10/01/26@	1,550	1,496,025

TOTAL CORPORATE BONDS (Cost $115,734,838)		116,790,888

LOAN AGREEMENTS‡ — 5.4%
Commercial Services — 1.0%
VT Topco, Inc. (1 M SOFR + 3.500%) 8.844%, 08/09/30•	746	748,680
Wand NewCo 3, Inc. (1 M SOFR + 3.750%) 9.094%, 01/30/31•	500	503,035

		1,251,715

Electric — 0.4%
Talen Energy Supply, LLC (3 M SOFR + 3.500%) 8.827%, 05/17/30•	496	501,034

Healthcare Products — 0.7%
Bausch & Lomb Corp. (1 M SOFR + 3.350%) 8.689%, 05/10/27•	991	979,170

Healthcare Services — 0.9%
Surgery Center Holdings Inc (1 M SOFR + 2.750%) 8.089%, 12/19/30•	1,215	1,217,245

Lodging — 0.8%
Fertitta Entertainment LLC (1 M SOFR + 3.750%) 9.081%, 01/27/29•	995	995,538

	Par (000)	Value†

Packaging and Containers — 0.8%
Mauser Packaging Solutions Holding Company (1 M SOFR + 3.500%) 8.829%, 04/15/27•	$1,000	$1,000,560

Real Estate — 0.8%
Cushman & Wakefield US Borrower LLC (1 M SOFR + 3.750%) 9.094%, 01/31/30(1),•	998	1,002,487

TOTAL LOAN AGREEMENTS (Cost $6,897,513)		6,947,749

	Number of Shares
SHORT-TERM INVESTMENTS — 3.6%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.208%) (Cost $4,675,947)	4,675,947	4,675,947

TOTAL INVESTMENTS — 99.4% (Cost $127,910,032)		$129,018,379
Other Assets & Liabilities — 0.6%		829,569

TOTAL NET ASSETS — 100.0%		$129,847,948

†	See Security Valuation Note.
@

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2024, the aggregate value of Rule 144A securities was $100,325,705, which represents 77.3% of the Fund’s net assets.

(1)

The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierarchy table located at the end of the Schedule of Investments.

*	Non-income producing security.
•

Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps. For loan agreements, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

µ	Perpetual security with no stated maturity date.

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

High Yield Bond Fund

‡

Loan Agreements in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the Prime Rate offered by one or more major U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the actual rate at June 30, 2024. Loan Agreements, while exempt from registration under the Security Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Floating rate Loan Agreements often require repayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.

CMT— Constant Maturity Treasury.

LLC— Limited Liability Company.

LP— Limited Partnership.

M— Month.

N.V.— Naamloze Vennootschap.

SOFR— Secured Overnight Financing Rate.

UST— US Treasury.

Yr— Year.

Country Weightings as of 6/30/2024††
United States	83%
Canada	8
Luxembourg	2
Ireland	2
Netherlands	2
Cayman Islands	1
Bermuda	1
Australia	1

Total	100%

††	% of total investments as of June 30, 2024.

Summary of inputs used to value the Fund’s investments as of 6/30/2024 are as follows (See Security Valuation Note):

ASSETS TABLE

	Total		Level 2	Level 3
	Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
Description	6/30/2024	Price	Input	Input^
Asset Backed Securities	$603,795	$—	$603,795	$—
Common Stocks	—	—	—	—	(1)
Preferred Stocks	—	—	—	—	(1)
Corporate Bonds	116,790,888	—	116,790,888	—
Loan Agreements	6,947,749	—	5,945,262	1,002,487
Short-Term Investments	4,675,947	4,675,947	—	—

Total Investments	$129,018,379	$4,675,947	$123,339,945	$1,002,487

(1)	Includes internally fair valued securities currently priced at zero ($0).
^

A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

It is the Fund’s practice to recognize transfers into and transfers out of Level 3 at the fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Flexibly Managed Fund

	Par (000)	Value†
ASSET BACKED SECURITIES — 0.1%
Domino’s Pizza Master Issuer LLC,
Series 2017-1A A23, 144A 4.118%, 07/25/47@	$2,751	$2,632,779
Series 2019-1A A2, 144A 3.668%, 10/25/49@	2,127	1,938,363

TOTAL ASSET BACKED SECURITIES (Cost $4,856,385)		4,571,142

	Number of Shares
COMMON STOCKS — 63.7%
Aerospace & Defense — 1.4%
Northrop Grumman Corp.	23,300	10,157,635
RTX Corp.	458,200	45,998,698
The Boeing Co.*	105,306	19,166,745

		75,323,078

Auto Parts & Equipment — 0.5%
Aurora Innovation, Inc.*	9,525,253	26,384,951

Biotechnology — 1.0%
Argenx S.E., ADR*	37,800	16,255,512
Biogen, Inc.*	166,027	38,488,379

		54,743,891

Building Materials — 0.7%
Martin Marietta Materials, Inc.	65,100	35,271,180

Chemicals — 1.2%
Linde PLC	144,878	63,573,915

Computers — 1.8%
Apple, Inc.	437,663	92,180,581

Diversified Financial Services — 3.2%
CME Group, Inc.	32,020	6,295,132
Intercontinental Exchange, Inc.	468,036	64,069,448
Mastercard, Inc., Class A	119,053	52,521,422
Visa, Inc., Class A	168,956	44,345,881

		167,231,883

Electric — 4.2%
Ameren Corp.	758,025	53,903,158
CenterPoint Energy, Inc.	2,160,437	66,930,338
CMS Energy Corp.	158,297	9,423,421
DTE Energy Co.	348,337	38,668,890
Exelon Corp.	1,524,350	52,757,754
WEC Energy Group, Inc.	6,490	509,205

		222,192,766

Electrical Components & Equipment — 0.3%
AMETEK, Inc.	81,453	13,579,030

Electronics — 1.8%
Fortive Corp.	1,274,843	94,465,866

Environmental Control — 3.5%
Republic Services, Inc.	49,994	9,715,834

	Number of Shares	Value†

Environmental Control — (continued)
Veralto Corp.	745,204	$71,144,626
Waste Connections, Inc.	590,876	103,616,015

		184,476,475

Gas — 0.4%
NiSource, Inc.	740,696	21,339,452

Healthcare Products — 6.1%
Avantor, Inc.*	1,624,852	34,446,862
Danaher Corp.	439,279	109,753,858
GE HealthCare Technologies, Inc.	444,254	34,616,272
Revvity, Inc.	977,281	102,477,686
Thermo Fisher Scientific, Inc.	73,766	40,792,598

		322,087,276

Healthcare Services — 2.9%
Humana, Inc.	49,700	18,570,405
UnitedHealth Group, Inc.	265,843	135,383,206

		153,953,611

Insurance — 1.1%
Arthur J. Gallagher & Co.	40,200	10,424,262
Marsh & McLennan Cos., Inc.	225,461	47,509,142

		57,933,404

Internet — 6.6%
Alphabet, Inc., Class A	776,171	141,379,547
Amazon.com, Inc.*	730,711	141,209,901
Meta Platforms, Inc., Class A	121,104	61,063,059

		343,652,507

Lodging — 0.5%
Hilton Worldwide Holdings, Inc.	119,767	26,133,159

Machinery — Diversified — 0.6%
Ingersoll Rand, Inc.	356,725	32,404,899

Miscellaneous Manufacturing — 1.0%
Teledyne Technologies, Inc.*	130,088	50,471,542

Oil & Gas — 2.3%
Canadian Natural Resources Ltd.	2,506,812	89,242,507
Chesapeake Energy Corp.	411,300	33,804,747

		123,047,254

Pharmaceuticals — 4.0%
AbbVie, Inc.	268,599	46,070,101
Becton Dickinson & Co.	427,854	99,993,758
Eli Lilly & Co.	53,900	48,799,982
McKesson Corp.	22,043	12,873,994

		207,737,835

Private Equity — 0.5%
KKR & Co., Inc.	260,897	27,456,800

Retail — 1.0%
McDonald’s Corp.	59,900	15,264,916
Yum! Brands, Inc.	266,400	35,287,344

		50,552,260

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Flexibly Managed Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Semiconductors — 3.9%
Advanced Micro Devices, Inc.*	113,600	$18,427,056
Broadcom, Inc.	30,700	49,289,771
NVIDIA Corp.	1,091,200	134,806,848

		202,523,675

Software — 12.7%
Autodesk, Inc.*	75,300	18,632,985
Intuit, Inc.	160,300	105,350,763
Microsoft Corp.	637,020	284,716,089
PTC, Inc.*	461,408	83,823,992
Roper Technologies, Inc.	165,823	93,467,792
Salesforce, Inc.	302,103	77,670,681

		663,662,302

Water — 0.5%
Essential Utilities, Inc.	744,756	27,801,742

TOTAL COMMON STOCKS (Cost $2,730,810,860)		3,340,181,334

PREFERRED STOCKS — 0.4%
Auto Manufacturers — 0.3%
Waymo LLC, Series A-2, CONV(1),*,#	245,568	15,151,546

Electric — 0.1%
CMS Energy Corp., 2078	151,255	3,648,270
CMS Energy Corp., 2079	74,822	1,811,441
SCE Trust IV, Series J (3 M ICE SOFR + 3.394%)µ,•	60,209	1,418,524

		6,878,235

TOTAL PREFERRED STOCKS (Cost $28,243,387)		22,029,781

	Par (000)
CORPORATE BONDS — 10.6%
Advertising — 0.1%
Lamar Media Corp.
3.750%, 02/15/28	$2,796	2,614,726
4.875%, 01/15/29	528	507,391
3.625%, 01/15/31	435	382,591

		3,504,708

Aerospace & Defense — 0.9%
Howmet Aerospace, Inc.
5.900%, 02/01/27	2,303	2,334,240
3.000%, 01/15/29	3,368	3,057,798
TransDigm, Inc.
5.500%, 11/15/27	6,955	6,830,154
144A, 6.375%, 03/01/29@	14,608	14,681,628
144A, 7.125%, 12/01/31@	6,846	7,052,111
144A, 6.625%, 03/01/32@	11,451	11,566,659

		45,522,590

	Par (000)	Value†

Airlines — 0.2%
Delta Air Lines, Inc./SkyMiles IP Ltd., 144A 4.750%, 10/20/28@	$6,561	$6,392,783
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 144A 6.500%, 06/20/27@	6,135	6,146,425
U.S. Airways Pass Through Trust,
Series 2012-2 Class A, 4.625%, 12/03/26	108	106,393
Series 2013-1 Class A, 3.950%, 05/15/27	2	1,701

		12,647,302

Auto Parts & Equipment — 0.2%
Clarios Global LP, 144A 6.750%, 05/15/25@	1,714	1,713,988
Clarios Global LP/Clarios US Finance Co.
144A, 6.250%, 05/15/26@	2,304	2,301,589
144A, 8.500%, 05/15/27@	7,465	7,505,386

		11,520,963

Biotechnology — 0.1%
Biogen, Inc.
5.200%, 09/15/45	2,189	2,002,784
3.150%, 05/01/50	8,113	5,257,084

		7,259,868

Commercial Services — 0.1%
Korn Ferry, 144A 4.625%, 12/15/27@	3,386	3,223,730
Service Corp. International
4.625%, 12/15/27	479	463,504
3.375%, 08/15/30	2,557	2,228,002

		5,915,236

Computers — 0.3%
Booz Allen Hamilton, Inc.
144A, 3.875%, 09/01/28@	3,007	2,830,698
144A, 4.000%, 07/01/29@	2,064	1,928,066
5.950%, 08/04/33	1,530	1,578,649
Crowdstrike Holdings, Inc. 3.000%, 02/15/29	572	515,801
Gartner, Inc.
144A, 4.500%, 07/01/28@	2,224	2,143,466
144A, 3.625%, 06/15/29@	3,907	3,577,870
144A, 3.750%, 10/01/30@	1,222	1,095,917

		13,670,467

Diversified Financial Services — 0.0%
Intercontinental Exchange, Inc.
4.000%, 09/15/27	639	617,316
144A, 3.625%, 09/01/28@	1,062	1,000,267

		1,617,583

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Flexibly Managed Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Electronics — 0.3%
Sensata Technologies BV
144A, 5.000%, 10/01/25@	$3,150	$3,175,322
144A, 4.000%, 04/15/29@	3,644	3,345,729
144A, 5.875%, 09/01/30@	2,750	2,693,562
Sensata Technologies, Inc.
144A, 4.375%, 02/15/30@	1,225	1,125,062
144A, 3.750%, 02/15/31@	3,006	2,617,369
144A, 6.625%, 07/15/32@	845	851,032

		13,808,076

Entertainment — 0.7%
Cedar Fair LP 5.250%, 07/15/29	6,962	6,669,494
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
5.375%, 04/15/27	8,262	8,188,638
6.500%, 10/01/28	5,484	5,490,756
Live Nation Entertainment, Inc., 144A 4.875%, 11/01/24@	375	373,455
Six Flags Entertainment Corp., 144A 5.500%, 04/15/27@	10,244	10,141,545
Six Flags Theme Parks, Inc., 144A 7.000%, 07/01/25@	3,366	3,376,455
Vail Resorts, Inc., 144A 6.500%, 05/15/32@	2,863	2,897,488

		37,137,831

Environmental Control — 0.2%
GFL Environmental, Inc.
144A, 4.000%, 08/01/28@	2,597	2,414,217
144A, 4.750%, 06/15/29@	5,678	5,359,449
144A, 4.375%, 08/15/29@	2,045	1,884,782
144A, 6.750%, 01/15/31@	1,479	1,508,769

		11,167,217

Healthcare Products — 0.5%
Avantor Funding, Inc.
144A, 4.625%, 07/15/28@	14,444	13,746,774
144A, 3.875%, 11/01/29@	3,940	3,583,082
GE HealthCare Technologies, Inc. 5.650%, 11/15/27	1,333	1,350,786
Hologic, Inc., 144A 3.250%, 02/15/29@	2,294	2,058,006
Medline Borrower LP/Medline Co- Issuer, Inc., 144A 6.250%, 04/01/29@	2,890	2,924,202
Teleflex, Inc.
4.625%, 11/15/27	4,309	4,160,914
144A, 4.250%, 06/01/28@	560	527,738

		28,351,502

Healthcare Services — 0.6%
Charles River Laboratories International, Inc.
144A, 4.250%, 05/01/28@	3,702	3,496,367
144A, 3.750%, 03/15/29@	4,718	4,305,002

	Par (000)	Value†

Healthcare Services — (continued)
144A, 4.000%, 03/15/31@	$3,921	$3,496,812
Heartland Dental LLC/Heartland Dental Finance Corp., 144A 10.500%, 04/30/28@	4,689	4,977,186
IQVIA, Inc.
144A, 5.000%, 05/15/27@	4,372	4,266,328
5.700%, 05/15/28	6,470	6,532,630
144A, 6.500%, 05/15/30@	2,589	2,628,210
Surgery Center Holdings, Inc., 144A 7.250%, 04/15/32@	2,019	2,039,901

		31,742,436

Insurance — 2.7%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
144A, 4.250%, 10/15/27@	1,500	1,404,622
144A, 6.750%, 10/15/27@	7,552	7,448,998
144A, 6.750%, 04/15/28@	11,147	11,168,826
144A, 5.875%, 11/01/29@	2,364	2,211,668
144A, 7.000%, 01/15/31@	10,191	10,308,991
AmWINS Group, Inc.
144A, 6.375%, 02/15/29@	282	282,781
144A, 4.875%, 06/30/29@	1,840	1,712,017
AssuredPartners, Inc., 144A 7.500%, 02/15/32@	1,463	1,468,362
BroadStreet Partners, Inc., 144A 5.875%, 04/15/29@	5,804	5,416,336
HUB International Ltd.
144A, 5.625%, 12/01/29@	3,503	3,312,755
144A, 7.250%, 06/15/30@	45,014	46,137,684
144A, 7.375%, 01/31/32@	29,454	29,865,826
Panther Escrow Issuer LLC, 144A 7.125%, 06/01/31@	6,982	7,061,260
Ryan Specialty LLC, 144A 4.375%, 02/01/30@	1,256	1,163,287
USI, Inc., 144A 7.500%, 01/15/32@	11,814	11,998,818

		140,962,231

Leisure Time — 0.1%
Life Time, Inc., 144A 5.750%, 01/15/26@	5,724	5,698,517

Lodging — 0.8%
Hilton Domestic Operating Co., Inc.
144A, 5.375%, 05/01/25@	3,137	3,127,073
144A, 5.750%, 05/01/28@	7,024	6,989,163
144A, 5.875%, 04/01/29@	3,464	3,469,224
144A, 3.750%, 05/01/29@	6,326	5,800,198
4.875%, 01/15/30	5,605	5,366,244
144A, 4.000%, 05/01/31@	8,553	7,671,156
144A, 3.625%, 02/15/32@	6,966	6,029,792
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875%, 04/01/27	2,030	1,994,514

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Flexibly Managed Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)
Lodging — (continued)
Marriott International, Inc. 3.125%, 06/15/26	$372	$356,917

		40,804,281

Media — 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp.
144A, 5.500%, 05/01/26@	1,740	1,719,497
144A, 5.125%, 05/01/27@	25,401	24,388,907
144A, 5.000%, 02/01/28@	19,610	18,332,518

		44,440,922

Packaging and Containers — 0.1%
Ball Corp. 6.000%, 06/15/29	5,380	5,411,043

Pharmaceuticals — 0.1%
Becton Dickinson & Co. 3.700%, 06/06/27	1,836	1,766,724
PRA Health Sciences, Inc., 144A 2.875%, 07/15/26@	1,554	1,476,945

		3,243,669

Real Estate Investment Trusts — 0.5%
American Tower Corp. 1.500%, 01/31/28	524	459,531
SBA Communications Corp.
3.875%, 02/15/27	8,350	7,958,413
3.125%, 02/01/29	9,296	8,290,133
SBA Tower Trust, 144A 6.599%, 11/15/52@	256	261,327
VICI Properties LP 5.750%, 04/01/34	3,189	3,160,873
VICI Properties LP/VICI Note Co., Inc.
144A, 5.750%, 02/01/27@	1,270	1,270,274
144A, 3.750%, 02/15/27@	1,100	1,044,967
144A, 4.125%, 08/15/30@	1,332	1,211,477

		23,656,995

Retail — 0.8%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 144A 4.750%, 06/01/27@	8,757	8,542,847
Yum! Brands, Inc.
144A, 4.750%, 01/15/30@	4,113	3,917,821
3.625%, 03/15/31	4,955	4,373,342
4.625%, 01/31/32	10,124	9,312,388
5.375%, 04/01/32	7,196	6,917,857
6.875%, 11/15/37	3,145	3,429,003
5.350%, 11/01/43	6,988	6,638,694

		43,131,952

	Par (000)	Value†

Software — 0.5%
Clarivate Science Holdings Corp.
144A, 3.875%, 07/01/28@	$1,108	$1,029,191
144A, 4.875%, 07/01/29@	795	737,754
MSCI, Inc.
144A, 4.000%, 11/15/29@	6,229	5,821,274
144A, 3.625%, 09/01/30@	2,876	2,582,065
144A, 3.875%, 02/15/31@	4,736	4,264,963
144A, 3.625%, 11/01/31@	4,899	4,299,154
144A, 3.250%, 08/15/33@	4,518	3,731,707
PTC, Inc., 144A 4.000%, 02/15/28@	2,293	2,159,047
UKG, Inc., 144A 6.875%, 02/01/31@	2,860	2,895,770

		27,520,925

TOTAL CORPORATE BONDS (Cost $556,258,895)		558,736,314

LOAN AGREEMENTS‡ — 10.6%
Aerospace & Defense — 0.2%
TransDigm, Inc.
(3 M SOFR + 2.750%), 8.085%, 08/24/28•	760	760,905
(3 M SOFR + 2.750%), 8.085%, 03/22/30•	7,211	7,222,292

		7,983,197

Airlines — 0.5%
Delta Air Lines, Inc. (3 M SOFR + 3.750%) 9.075%, 10/20/27•	6,570	6,718,908
Mileage Plus Holdings LLC (3 M SOFR + 5.400%) 10.744%, 06/21/27•	19,059	19,428,757

		26,147,665

Commercial Services — 0.2%
TransUnion Intermediate Holdings, Inc.
(1 M SOFR + 1.750%), 7.094%, 11/16/26•	9,720	9,706,230
(1 M SOFR + 2.000%), 7.344%, 12/01/28•	599	598,169

		10,304,399

Environmental Control — 0.7%
Filtration Group Corp.
(1 M EURIBOR + 4.250%), 7.896%, 10/21/28•	6,874	7,368,700
(1 M SOFR + 3.614%), 8.958%, 10/21/28•	28,539	28,659,957

		36,028,657

Healthcare Products — 0.1%
Avantor Funding, Inc (1 M SOFR + 2.100%) 7.444%, 11/08/27•	654	657,017

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Flexibly Managed Fund

	Par (000)	Value†
LOAN AGREEMENTS‡ — (continued)
Healthcare Products — (continued)
Medline Borrower LP (1 M SOFR + 2.750%) 8.094%, 10/23/28•	$2,883	$2,886,464

		3,543,481

Healthcare Services — 0.8%
ADMI Corp.
(1 M SOFR + 3.489%), 8.833%, 12/23/27•	4,361	4,254,596
(1 M SOFR + 3.864%), 9.208%, 12/23/27•	7,399	7,237,272
(1 M SOFR + 5.750%), 11.094%, 12/23/27•	1,413	1,419,301
Heartland Dental LLC (1 M SOFR + 4.500%) 9.844%, 04/28/28•	11,168	11,181,867
Loire Finco Luxembourg Sarl (1 M SOFR + 3.850%) 9.194%, 04/21/27•	2,819	2,788,886
Loire US Holdco 1, Inc. (1 M SOFR + 3.600%) 8.944%, 04/21/27•	15,972	15,815,967

		42,697,889

Insurance — 4.2%
Alliant Holdings Intermediate LLC (1 M SOFR + 3.500%) 8.839%, 11/06/30•	26,823	26,880,112
AmWINS Group, Inc. (1 M SOFR + 2.364%) 7.708%, 02/19/28•	6,452	6,443,402
AssuredPartners, Inc. (1 M SOFR + 3.500%) 8.844%, 02/14/31•	18,984	19,022,116
BroadStreet Partners, Inc.
(1 M SOFR + 3.250%), 8.580%, 01/26/29•	1,035	1,032,301
(1 M SOFR + 3.250%), 8.594%, 01/26/29•	10,118	10,084,788
0.000%, 06/13/31×	4,201	4,187,745
HUB International Ltd. (3 M SOFR + 3.250%) 8.575%, 06/20/30•	76,773	76,907,045
Ryan Specialty Group LLC (1 M SOFR + 2.750%) 8.094%, 09/01/27•	4,867	4,886,219
Truist Insurance Holdings LLC
(3 M SOFR + 3.250%), 8.585%, 05/06/31•	12,970	12,981,550
(3 M SOFR + 4.750%), 10.085%, 03/08/32•	17,783	18,101,333
USI, Inc.
(3 M SOFR + 2.750%), 8.085%, 11/22/29•	16,232	16,222,199

	Par (000)	Value†

Insurance — (continued)
(3 M SOFR + 2.750%), 8.085%, 09/27/30•	$25,523	$25,512,179

		222,260,989
Lodging — 0.3%
Hilton Worldwide Finance LLC (1 M SOFR + 1.750%) 7.095%, 11/08/30•	15,698	15,708,468

Media — 0.1%
Charter Communications Operating LLC (3 M SOFR + 1.750%) 7.052%, 02/01/27•	4,714	4,707,747

Retail — 0.4%
IRB Holding Corp. (1 M SOFR + 2.850%) 8.194%, 12/15/27•	21,949	21,925,618

Software — 2.9%
Applied Systems, Inc.
(3 M SOFR + 3.500%), 8.835%, 02/24/31•	47,722	48,044,003
(3 M SOFR + 5.250%), 10.585%, 02/23/32•	6,134	6,333,475
AthenaHealth Group, Inc. (1 M SOFR + 3.250%) 8.594%, 02/15/29•	19,686	19,599,757
Azalea TopCo., Inc. (1 M SOFR + 8.500%) 8.844%, 04/30/31•	10,001	9,988,499
Epicor Software Corp.
0.000%, 07/30/27×	155	155,927
(1 M SOFR + 3.250%), 8.594%, 05/30/31•	7,516	7,543,530
Informatica LLC 0.000%, 10/27/28×	564	565,250
Quartz AcquireCo LLC (3 M SOFR + 2.750%) 8.085%, 06/28/30(1),•	2,680	2,680,372
Severin Acquisition LLC (3 M SOFR + 3.500%) 8.330%, 08/02/27•	2,064	2,069,325
Sophia LP (1 M SOFR + 3.600%) 8.944%, 10/09/29•	15,431	15,489,258
Storable, Inc. (1 M SOFR + 3.500%) 8.844%, 04/17/28•	7,663	7,663,974
UKG, Inc. (1 M SOFR + 3.250%) 8.576%, 02/10/31•	32,594	32,699,806

		152,833,176

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Flexibly Managed Fund

	Par (000)	Value†
LOAN AGREEMENTS‡ — (continued)
Telecommunications — 0.2%
SBA Senior Finance II LLC (1 M SOFR + 2.000%) 7.350%, 01/22/31•	$9,896	$9,902,549

TOTAL LOAN AGREEMENTS (Cost $551,613,834)		554,043,835

U.S. TREASURY OBLIGATIONS — 10.9%
U.S. Treasury Notes
3.875%, 08/15/33	91,721	88,421,290
4.500%, 11/15/33	193,981	196,193,596
4.000%, 02/15/34	185,614	180,568,106
4.375%, 05/15/34	106,150	106,414,873

TOTAL U.S. TREASURY OBLIGATIONS (Cost $568,676,775)		571,597,865

	Number of Shares
SHORT-TERM INVESTMENTS — 4.0%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.208%)	13,049,604	13,049,604
T. Rowe Price Government Reserve Investment Fund (seven-day effective yield 5.450%)	196,202,485	196,202,485

TOTAL SHORT-TERM INVESTMENTS (Cost $209,252,089)		209,252,089

TOTAL INVESTMENTS — 100.3% (Cost $4,649,712,225)		$5,260,412,360
Other Assets & Liabilities — (0.3)%		(16,079,872)

TOTAL NET ASSETS — 100.0%		$5,244,332,488

	Number of Contracts
WRITTEN OPTIONS — (0.2)%
Call Options
TOTAL WRITTEN OPTIONS (See open written options schedule) (Premiums $(13,623,875))	14,847	$(12,727,369)

†	See Security Valuation Note.
@

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2024, the aggregate value of Rule 144A securities was $436,980,428, which represents 8.3% of the Fund’s net assets.

*	Non-income producing security.
(1)

The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierarchy table located at the end of the Schedule of Investments.

#

Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At June 30, 2024, the aggregate value of restricted securities was $15,151,546 which represented 0.3% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

	Date of
Investment	Acquisition	Cost	Value
Waymo LLC, Series A-2	05/08/20	$21,086,237	$15,151,546

µ	Perpetual security with no stated maturity date.
•

Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps. For loan agreements, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

‡

Loan Agreements in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the Prime Rate offered by one or more major U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the actual rate at June 30, 2024. Loan Agreements, while exempt from registration under the Security Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Floating rate Loan Agreements often require repayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.

x	This loan will settle after June 30, 2024, at which time the interest rate, based on the LIBOR/SOFR and the agreed upon spread on trade date, will be reflected.

ADR— American Depositary Receipt.

CONV— Convertible Security.

EURIBOR— Euro Interbank Offered Rate.

ICE— Intercontinental Exchange.

LLC— Limited Liability Company.

LP— Limited Partnership.

M— Month.

MSCI— Morgan Stanley Capital International.

PLC— Public Limited Company.

S.E.— Societas Europaea.

SOFR— Secured Overnight Financing Rate.

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Flexibly Managed Fund

Summary of inputs used to value the Fund’s investments as of 6/30/2024 are as follows (See Security Valuation Note):

ASSETS TABLE
	Total		Level 2	Level 3
	Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
Description	6/30/2024	Price	Input	Input^
Asset Backed Securities	$4,571,142	$—	$4,571,142	$—
Common Stocks	3,340,181,334	3,340,181,334	—	—
Preferred Stocks
Auto Manufacturers	15,151,546	—	—	15,151,546
Electric	6,878,235	6,878,235	—	—

Total Preferred Stocks	22,029,781	6,878,235	—	15,151,546

Corporate Bonds	558,736,314	—	558,736,314	—
Loan Agreements	554,043,835	—	551,363,463	2,680,372
U.S. Treasury Obligations	571,597,865	—	571,597,865	—
Short-Term Investments	209,252,089	209,252,089	—	—

Total Investments	$5,260,412,360	$3,556,311,658	$1,686,268,784	$17,831,918

Other Financial Instruments(1)
Unfunded loan commitment	$2,964	$—	$2,964	$—

Total Assets—Other Financial Instruments	$2,964	$—	$2,964	$—

LIABILITIES TABLE
	Total		Level 2	Level 3
	Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
Description	6/30/2024	Price	Input	Input^
Other Financial Instruments(1)
Written Options	$(12,727,369)	$(12,727,369)	$—	$—

Total Liabilities— Other Financial Instruments	$(12,727,369)	$(12,727,369)	$—	$—

(1)

Other financial instruments are derivative instruments with the exception of an unfunded loan commitment not reflected in the value of total investments in securities in the Schedule of Investments such as future contracts and forward foreign currency contracts which are valued at the unrealized appreciation (depreciation) on the instrument and written options which are reported at their fair value at period end.

^

A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

It is the Fund’s practice to recognize transfers into and transfers out of Level 3 at the fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.

Unfunded loan commitment outstanding at June 30, 2024:

		Unfunded
		loan
	Par	commitment	Current	Unrealized
Borrower	(000)	Amount	Value	Appreciation
Epicor Software Corp.	611	$610,496	$613,460	$2,964

Open written options contracts held by the Fund at June 30, 2024 are as follows:

Open Written Options

Over-the-counter

Call Options

	# of		Exercise	Expiration
Description	Contracts	Notional	Price	Date	Value
AbbVie, Inc.(3)	403	$6,448,000	$160	01/17/25	$(644,800)
AbbVie, Inc.(5)	250	4,125,000	165	01/17/25	(312,500)
AbbVie, Inc.(3)	404	6,666,000	165	01/17/25	(505,000)
AbbVie, Inc.(5)	249	4,233,000	170	01/17/25	(265,683)
AbbVie, Inc.(3)	510	8,925,000	175	01/17/25	(448,800)
Alphabet, Inc.(7)	311	5,598,000	180	01/17/25	(584,680)
Apple, Inc.(5)	340	6,800,000	200	01/17/25	(799,000)
Apple, Inc.(5)	340	7,310,000	215	01/17/25	(510,000)

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Flexibly Managed Fund

Call Options

Description	# of Contracts	Notional	Exercise Price	Expiration Date	Value
Arthur J Gallagher & Co.(5)	291	$7,275,000	$250	11/15/24	$(529,620)
CME Group, Inc.(5)	127	2,921,000	230	01/17/25	(22,225)
CME Group, Inc.(5)	127	3,048,000	240	01/17/25	(12,065)
Danaher Corp.(6)	205	6,150,000	300	01/17/25	(84,050)
GE HealthCare Technologies, Inc.(6)	85	722,500	85	01/17/25	(33,320)
GE HealthCare Technologies, Inc.(6)	85	765,000	90	01/17/25	(21,250)
Hilton Worldwide Holdings, Inc.(2)	141	3,102,000	220	01/17/25	(229,830)
Hilton Worldwide Holdings, Inc.(2)	141	3,243,000	230	01/17/25	(141,000)
Ingersoll Rand, Inc.(1)	227	2,270,000	100	12/20/24	(77,180)
Ingersoll Rand, Inc.(1)	227	2,383,500	105	12/20/24	(47,670)
Intercontinental Exchange, Inc.(3)	410	5,125,000	125	01/17/25	(692,900)
Intercontinental Exchange, Inc.(3)	410	5,330,000	130	01/17/25	(520,700)
Intercontinental Exchange, Inc.(1)	303	4,242,000	140	01/17/25	(239,673)
Intercontinental Exchange, Inc.(1)	472	6,844,000	145	01/17/25	(231,280)
Intercontinental Exchange, Inc.(1)	170	2,635,000	155	01/17/25	(29,750)
KKR & Co., Inc.(3)	227	2,610,500	115	01/17/25	(118,040)
KKR & Co., Inc.(3)	227	2,724,000	120	01/17/25	(104,420)
KKR & Co., Inc.(3)	85	1,020,000	120	01/16/26	(97,750)
KKR & Co., Inc.(3)	85	1,062,500	125	01/16/26	(85,000)
KKR & Co., Inc.(3)	85	1,105,000	130	01/16/26	(68,000)
Linde PLC(7)	94	4,136,000	440	01/17/25	(262,260)
Linde PLC(7)	94	4,230,000	450	01/17/25	(210,560)
Linde PLC(7)	259	11,914,000	460	01/17/25	(497,280)
Linde PLC(7)	79	3,713,000	470	01/17/25	(103,490)
Linde PLC(7)	203	9,744,000	480	01/17/25	(207,060)
Linde PLC(7)	56	2,716,000	485	01/17/25	(49,280)
Marsh & McLennan Cos., Inc.(4)	130	2,730,000	210	07/19/24	(57,200)
Marsh & McLennan Cos., Inc.(4)	130	2,860,000	220	07/19/24	(8,450)
Marsh & McLennan Cos., Inc.(4)	534	11,214,000	210	12/20/24	(592,740)
Mastercard, Inc.(5)	79	3,792,000	480	01/17/25	(105,465)
Mastercard, Inc.(5)	78	3,822,000	490	01/17/25	(83,304)
Mastercard, Inc.(5)	78	3,900,000	500	01/17/25	(63,570)
McDonald’s Corp.(6)	200	6,400,000	320	01/17/25	(12,200)
McDonald’s Corp.(6)	200	6,500,000	325	01/17/25	(15,000)
McDonald’s Corp.(6)	199	6,567,000	330	01/17/25	(7,761)
McKesson Corp.(4)	91	5,460,000	600	01/17/25	(308,490)
McKesson Corp.(4)	91	5,642,000	620	01/17/25	(226,590)
McKesson Corp.(4)	19	1,216,000	640	01/17/25	(40,565)
McKesson Corp.(4)	19	1,292,000	680	01/17/25	(14,630)
Northrop Grumman Corp.(2)	233	11,417,000	490	01/17/25	(214,360)
Republic Services, Inc.(7)	59	1,003,000	170	07/19/24	(153,400)
Republic Services, Inc.(7)	59	1,032,500	175	07/19/24	(115,640)
Roper Technologies, Inc.(3)	115	6,670,000	580	12/20/24	(238,050)
Roper Technologies, Inc.(3)	161	9,660,000	600	12/20/24	(186,760)
Roper Technologies, Inc.(3)	46	2,852,000	620	12/20/24	(26,680)
Roper Technologies, Inc.(3)	46	2,944,000	640	12/20/24	(10,120)
RTX Corp.(4)	227	2,610,500	115	01/17/25	(34,731)
RTX Corp.(4)	227	2,724,000	120	01/17/25	(17,025)
Teledyne Technologies, Inc.(4)	5	215,000	430	12/20/24	(2,500)
Teledyne Technologies, Inc.(4)	5	225,000	450	12/20/24	(500)
Thermo Fisher Scientific, Inc.(5)	88	5,720,000	650	01/17/25	(76,560)
UnitedHealth Group, Inc.(3)	201	11,658,000	580	01/17/25	(192,558)
UnitedHealth Group, Inc.(5)	220	13,200,000	600	01/17/25	(144,320)
Veralto Corp.(6)	159	1,749,000	110	01/17/25	(31,005)
Veralto Corp.(6)	159	1,828,500	115	01/17/25	(15,105)
Visa, Inc.(4)	126	3,843,000	305	01/17/25	(52,920)
Visa, Inc.(4)	126	3,906,000	310	01/17/25	(31,500)

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Flexibly Managed Fund

Call Options

Description	# of Contracts	Notional	Exercise Price	Expiration Date	Value
Visa, Inc.(4)	125	$3,937,500	$315	01/17/25	$(27,500)
Waste Connections, Inc.(3)	113	1,977,500	175	12/20/24	(92,660)
Waste Connections, Inc.(3)	113	2,034,000	180	12/20/24	(64,410)
Yum! Brands, Inc.(7)	260	3,640,000	140	01/17/25	(122,460)
Yum! Brands, Inc.(5)	291	4,219,500	145	01/17/25	(90,210)
Yum! Brands, Inc.(7)	731	10,599,500	145	01/17/25	(226,610)
Yum! Brands, Inc.(5)	651	9,765,000	150	01/17/25	(111,972)
Yum! Brands, Inc.(7)	731	10,965,000	150	01/17/25	(125,732)

Total Written Options					$(12,727,369)

(1)	Counterparty - Bank of America
(2)	Counterparty - Barclays
(3)	Counterparty - Citigroup
(4)	Counterparty - Goldman Sachs
(5)	Counterparty - JP Morgan
(6)	Counterparty - UBS
(7)	Counterpart - Wells Fargo

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Balanced Fund

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 60.0%
Penn Series Index 500 Fund* (Cost $22,947,540)	972,361	$47,713,782

AFFILIATED FIXED INCOME FUNDS — 39.6%
Penn Series Quality Bond Fund* (Cost $31,463,346)	1,975,838	31,494,854

TOTAL INVESTMENTS — 99.6% (Cost $54,410,886)		$79,208,636
Other Assets & Liabilities — 0.4%		326,821

TOTAL NET ASSETS — 100.0%		$79,535,457

†	See Security Valuation Note.
*	Non-income producing security.

Summary of inputs used to value the Fund’s investments as of 6/30/2024 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 6/30/2024	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Affiliated Equity Funds	$47,713,782	$47,713,782	$—	$—
Affiliated Fixed Income Funds	31,494,854	31,494,854	—	—

Total Investments	$79,208,636	$79,208,636	$—	$—

It is the Fund’s practice to recognize transfers into and transfers out of Level 3 at the fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Large Growth Stock Fund

	Number of Shares	Value†
COMMON STOCKS — 98.2%
Aerospace & Defense — 0.4%
Airbus S.E.	10,344	$1,419,680

Auto Manufacturers — 2.3%
Ferrari N.V.	3,612	1,475,032
Rivian Automotive, Inc., Class A*	149,529	2,006,679
Tesla, Inc.*	24,746	4,896,739

		8,378,450

Biotechnology — 0.8%
Argenx S.E., ADR*	4,561	1,961,412
Legend Biotech Corp., ADR*	19,982	885,003

		2,846,415

Chemicals — 0.5%
Linde PLC	4,071	1,786,396

Computers — 9.0%
Apple, Inc.	144,837	30,505,569
Fortinet, Inc.*	30,834	1,858,365

		32,363,934

Diversified Financial Services — 5.5%
Ant Group Co., Ltd.(1),*,#	385,173	388,485
Mastercard, Inc., Class A	16,750	7,389,430
The Charles Schwab Corp.	39,930	2,942,442
Visa, Inc., Class A	33,783	8,867,024

		19,587,381

Electronics — 0.2%
Amphenol Corp., Class A	9,414	634,221

Healthcare Products — 3.5%
Danaher Corp.	11,890	2,970,716
IDEXX Laboratories, Inc.*	1,276	621,667
Intuitive Surgical, Inc.*	13,306	5,919,174
Stryker Corp.	5,290	1,799,923
Thermo Fisher Scientific, Inc.	2,252	1,245,356

		12,556,836

Healthcare Services — 1.6%
UnitedHealth Group, Inc.	11,252	5,730,194

Insurance — 0.6%
Chubb Ltd.	7,565	1,929,680

Internet — 25.6%
Alphabet, Inc., Class A	112,030	20,406,264
Alphabet, Inc., Class C	24,540	4,501,127
Amazon.com, Inc.*	141,665	27,376,761
Booking Holdings, Inc.	387	1,533,100
Coupang, Inc.*	106,728	2,235,952
Meta Platforms, Inc., Class A	34,482	17,386,514
Netflix, Inc.*	9,604	6,481,548
Pinterest, Inc., Class A*	39,583	1,744,423
Shopify, Inc., Class A*	54,482	3,598,536
Spotify Technology S.A.*	7,392	2,319,536
Uber Technologies, Inc.*	58,187	4,229,030

		91,812,791

	Number of Shares	Value†

Machinery — Diversified — 0.4%
Rockwell Automation, Inc.	5,073	$1,396,496

Miscellaneous Manufacturing — 0.8%
Teledyne Technologies, Inc.*	7,376	2,861,741

Pharmaceuticals — 4.3%
Eli Lilly & Co.	14,547	13,170,563
The Cigna Group.	7,136	2,358,947

		15,529,510

Retail — 2.2%
Chipotle Mexican Grill, Inc.*	52,000	3,257,800
Dollar General Corp.	19,842	2,623,707
Floor & Decor Holdings, Inc., Class A*	8,309	825,998
Starbucks Corp.	15,955	1,242,097

		7,949,602

Semiconductors — 17.1%
Advanced Micro Devices, Inc.*	16,162	2,621,638
ASML Holding N.V.	5,649	5,777,402
Broadcom, Inc.	1,378	2,212,420
Intel Corp.	40,253	1,246,635
Lam Research Corp.	2,671	2,844,214
NVIDIA Corp.	360,540	44,541,112
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	11,927	2,073,032

		61,316,453

Software — 22.9%
Adobe, Inc.*	7,993	4,440,431
Atlassian Corp., Class A*	13,273	2,347,728
Autodesk, Inc.*	9,569	2,367,849
Dynatrace, Inc.*	31,012	1,387,477
Fiserv, Inc.*	15,686	2,337,842
Intuit, Inc.	8,185	5,379,264
Magic Leap, Inc., Class A(1),*,#	1,353	0
Microsoft Corp.	108,393	48,446,251
Monday.com Ltd.*	1,443	347,417
MongoDB, Inc.*	2,245	561,160
Roper Technologies, Inc.	4,828	2,721,351
Salesforce, Inc.	7,511	1,931,078
ServiceNow, Inc.*	7,527	5,921,265
Snowflake, Inc., Class A*	4,537	612,903
Stripe, Inc., Class B(1),*,#	8,608	223,808
Synopsys, Inc.*	5,060	3,011,004

		82,036,828

Transportation — 0.5%
Old Dominion Freight Line, Inc.	10,267	1,813,152

TOTAL COMMON STOCKS (Cost $182,042,255)		351,949,760

PREFERRED STOCKS — 0.5%
Auto Manufacturers — 0.1%
Waymo LLC, Series A-2, CONV(1),*,#	3,737	230,573

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Large Growth Stock Fund

	Number of Shares	Value†
PREFERRED STOCKS — (continued)
Electronics — 0.4%
GM Cruise, Class F, CONV(1),*,#	27,200	$158,848
Sartorius AG	5,756	1,347,399

		1,506,247

TOTAL PREFERRED STOCKS (Cost $2,897,546)		1,736,820

SHORT-TERM INVESTMENTS — 0.9%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.208%)	920,995	920,995
T. Rowe Price Government Reserve Investment Fund (seven-day effective yield 5.450%)	2,405,030	2,405,030

TOTAL SHORT-TERM INVESTMENTS (Cost $3,326,025)		3,326,025

TOTAL INVESTMENTS — 99.6% (Cost $188,265,826)		$357,012,605
Other Assets & Liabilities — 0.4%		1,356,298

TOTAL NET ASSETS — 100.0%		$358,368,903

†	See Security Valuation Note.
*	Non-income producing security.
(1)

The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierarchy table located at the end of the Schedule of Investments.

#

Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At June 30, 2024, the aggregate value of restricted securities was $1,001,714 which represented 0.3% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Investment	Date of Acquisition	Cost	Value
Ant Group Co., Ltd.	08/14/23	$385,173	$388,485
GM Cruise, Class F	05/07/19	496,400	158,848
Magic Leap, Inc., Class A	01/20/16	657,500	0
Stripe, Inc., Class B	12/17/19	135,060	223,808
Waymo LLC, Series A-2	05/08/20	320,886	230,573

Total		$1,995,019	$1,001,714

ADR— American Depositary Receipt.

AG— Aktiengesellschaft.

CONV— Convertible Security.

LLC— Limited Liability Company.

N.V.— Naamloze Vennootschap.

PLC— Public Limited Company.

S.A.— Societe Anonyme.

S.E.— Societas Europaea.

Country Weightings as of 6/30/2024††
United States	93%
Netherlands	2
Canada	1
Australia	1
Sweden	1
Taiwan	1
Switzerland	1

Total	100%

††	% of total investments as of June 30, 2024.

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Large Growth Stock Fund

Summary of inputs used to value the Fund’s investments as of 6/30/2024 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 6/30/2024	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input^
Common Stocks
Aerospace & Defense	$1,419,680	$—	$1,419,680	$—
Auto Manufacturers	8,378,450	8,378,450	—	—
Biotechnology	2,846,415	2,846,415	—	—
Chemicals	1,786,396	1,786,396	—	—
Computers	32,363,934	32,363,934	—	—
Diversified Financial Services	19,587,381	19,198,896	—	388,485
Electronics	634,221	634,221	—	—
Healthcare Products	12,556,836	12,556,836	—	—
Healthcare Services	5,730,194	5,730,194	—	—
Insurance	1,929,680	1,929,680	—	—
Internet	91,812,791	91,812,791	—	—
Machinery — Diversified	1,396,496	1,396,496	—	—
Miscellaneous Manufacturing	2,861,741	2,861,741	—	—
Pharmaceuticals	15,529,510	15,529,510	—	—
Retail	7,949,602	7,949,602	—	—
Semiconductors	61,316,453	61,316,453	—	—
Software	82,036,828	81,813,020	—	223,808
Transportation	1,813,152	1,813,152	—	—

Total Common Stocks	351,949,760	349,917,787	1,419,680	612,293

Preferred Stocks
Auto Manufacturers	230,573	—	—	230,573
Electronics	1,506,247	—	1,347,399	158,848

Total Preferred Stocks	1,736,820	—	1,347,399	389,421

Short-Term Investments	3,326,025	3,326,025	—	—

Total Investments	$357,012,605	$353,243,812	$2,767,079	$1,001,714

^

A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

It is the Fund’s practice to recognize transfers into and transfers out of Level 3 at the fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Large Cap Growth Fund

	Number of Shares	Value†
COMMON STOCKS — 97.1%
Apparel — 2.4%
LVMH Moet Hennessy Louis Vuitton S.E.	967	$742,454
NIKE, Inc., Class B	12,157	916,273

		1,658,727

Auto Parts & Equipment — 1.2%
Aptiv PLC*	12,296	865,884

Beverages — 1.4%
PepsiCo, Inc.	6,015	992,054

Chemicals — 1.0%
The Sherwin-Williams Co.	2,458	733,541

Commercial Services — 2.9%
Equifax, Inc.	662	160,508
Moody’s Corp.	2,790	1,174,395
TransUnion	6,193	459,273
Verisk Analytics, Inc.	991	267,124

		2,061,300

Computers — 10.2%
Accenture PLC, Class A	7,293	2,212,769
Apple, Inc.	18,893	3,979,244
Gartner, Inc.*	2,130	956,498

		7,148,511

Cosmetics & Personal Care — 1.4%
The Estee Lauder Cos., Inc., Class A	9,479	1,008,566

Diversified Financial Services — 7.1%
Brookfield Asset Management Ltd., Class A	13,986	532,430
Mastercard, Inc., Class A	1,846	814,381
The Charles Schwab Corp.	10,137	746,996
Visa, Inc., Class A	10,940	2,871,422

		4,965,229

Electric — 0.9%
CMS Energy Corp.	10,496	624,827

Electrical Components & Equipment — 2.3%
Eaton Corp. PLC	3,178	996,462
Schneider Electric S.E.	2,576	617,585

		1,614,047

Electronics — 5.5%
Amphenol Corp., Class A	19,531	1,315,803
Hubbell, Inc.	2,731	998,126
Mettler-Toledo International, Inc.*	429	599,566
TE Connectivity Ltd.	6,128	921,835

		3,835,330

Environmental Control — 0.5%
Veralto Corp.	4,078	389,327

Food — 1.2%
McCormick & Co., Inc.	11,987	850,358

	Number of Shares	Value†

Healthcare Products — 7.5%
Agilent Technologies, Inc.	10,707	$1,387,948
Boston Scientific Corp.*	11,234	865,130
Danaher Corp.	2,652	662,602
STERIS PLC	5,903	1,295,945
Stryker Corp.	840	285,810
Thermo Fisher Scientific, Inc.	1,392	769,776

		5,267,211

Healthcare Services — 1.5%
ICON PLC*	3,413	1,069,873

Household Products & Wares — 2.3%
Church & Dwight Co., Inc.	15,311	1,587,444

Insurance — 3.3%
Aon PLC, Class A	5,017	1,472,891
Marsh & McLennan Cos., Inc.	3,913	824,547

		2,297,438

Internet — 7.5%
Alphabet, Inc., Class A	23,585	4,296,008
Tencent Holdings Ltd.	20,100	953,550

		5,249,558

Lodging — 0.8%
Hilton Worldwide Holdings, Inc.	2,669	582,376

Machinery — Diversified — 1.2%
Otis Worldwide Corp.	8,441	812,531

Media — 0.9%
The Walt Disney Co.	6,243	619,867

Pharmaceuticals — 1.4%
Becton Dickinson & Co.	4,101	958,445

Retail — 3.1%
Ross Stores, Inc.	6,988	1,015,496
Starbucks Corp.	4,910	382,243
The TJX Cos., Inc.	7,416	816,502

		2,214,241

Semiconductors — 9.2%
Analog Devices, Inc.	3,064	699,389
NVIDIA Corp.	30,264	3,738,814
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	9,002	1,564,638
Texas Instruments, Inc.	2,510	488,270

		6,491,111

Software — 19.3%
Adobe, Inc.*	1,241	689,425
Electronic Arts, Inc.	3,516	489,884
Fiserv, Inc.*	6,802	1,013,770
Microsoft Corp.	22,846	10,211,020
Salesforce, Inc.	4,476	1,150,780

		13,554,879

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Large Cap Growth Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Transportation — 1.1%
Canadian Pacific Kansas City Ltd.	9,730	$766,043

TOTAL COMMON STOCKS (Cost $46,190,420)		68,218,718

REAL ESTATE INVESTMENT TRUSTS — 1.9%
Diversified — 1.9%
American Tower Corp. (Cost $1,417,993)	6,780	1,317,896

SHORT-TERM INVESTMENTS — 1.1%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.208%) (Cost $792,074)	792,074	792,074

TOTAL INVESTMENTS — 100.1% (Cost $48,400,487)		$70,328,688
Other Assets & Liabilities — (0.1)%		(89,697)

TOTAL NET ASSETS — 100.0%		$70,238,991

†	See Security Valuation Note.
*	Non-income producing security.

ADR— American Depositary Receipt.

PLC— Public Limited Company.

S.E.— Societas Europaea.

Country Weightings as of 6/30/2024††
United States	87%
Ireland	6
Taiwan	2
France	2
Canada	2
China	1

Total	100%

††	% of total investments as of June 30, 2024.

Summary of inputs used to value the Fund’s investments as of 6/30/2024 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 6/30/2024	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Common Stocks
Apparel	$1,658,727	$916,273	$742,454	$—
Auto Parts & Equipment	865,884	865,884	—	—
Beverages	992,054	992,054	—	—
Chemicals	733,541	733,541	—	—
Commercial Services	2,061,300	2,061,300	—	—
Computers	7,148,511	7,148,511	—	—
Cosmetics & Personal Care	1,008,566	1,008,566	—	—
Diversified Financial Services	4,965,229	4,965,229	—	—
Electric	624,827	624,827	—	—
Electrical Components & Equipment	1,614,047	996,462	617,585	—
Electronics	3,835,330	3,835,330	—	—
Environmental Control	389,327	389,327	—	—
Food	850,358	850,358	—	—
Healthcare Products	5,267,211	5,267,211	—	—
Healthcare Services	1,069,873	1,069,873	—	—
Household Products & Wares	1,587,444	1,587,444	—	—
Insurance	2,297,438	2,297,438	—	—
Internet	5,249,558	4,296,008	953,550	—
Lodging	582,376	582,376	—	—
Machinery — Diversified	812,531	812,531	—	—
Media	619,867	619,867	—	—
Pharmaceuticals	958,445	958,445	—	—
Retail	2,214,241	2,214,241	—	—
Semiconductors	6,491,111	6,491,111	—	—
Software	13,554,879	13,554,879	—	—
Transportation	766,043	766,043	—	—

Total Common Stocks	68,218,718	65,905,129	2,313,589	—

Real Estate Investment Trusts	1,317,896	1,317,896	—	—
Short-Term Investments	792,074	792,074	—	—

Total Investments	$70,328,688	$68,015,099	$2,313,589	$—

It is the Fund’s practice to recognize transfers into and transfers out of Level 3 at the fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Large Core Growth Fund

	Number of Shares	Value†
COMMON STOCKS — 99.7%
Apparel — 1.7%
LVMH Moet Hennessy Louis Vuitton S.E., ADR	15,101	$2,315,738

Auto Manufacturers — 1.5%
Ferrari N.V.	4,805	1,962,218

Beverages — 2.5%
The Coca-Cola Co.	53,107	3,380,261

Commercial Services — 5.5%
Equifax, Inc.	10,569	2,562,560
S&P Global, Inc.	7,175	3,200,050
TransUnion	4,874	361,456
Verisk Analytics, Inc.	4,331	1,167,421

		7,291,487

Computers — 6.6%
Apple, Inc.	41,470	8,734,411

Diversified Financial Services — 8.0%
Intercontinental Exchange, Inc.	28,703	3,929,154
Mastercard, Inc., Class A	2,366	1,043,784
Visa, Inc., Class A	21,709	5,697,961

		10,670,899

Environmental Control — 2.7%
Waste Connections, Inc.	20,560	3,605,402

Healthcare Products — 5.9%
Danaher Corp.	14,665	3,664,050
Intuitive Surgical, Inc.*	5,880	2,615,718
The Cooper Cos., Inc.	18,428	1,608,765

		7,888,533

Healthcare Services — 3.8%
UnitedHealth Group, Inc.	9,939	5,061,535

Internet — 17.0%
Alphabet, Inc., Class A	47,033	8,567,061
Alphabet, Inc., Class C	7,614	1,396,560
Amazon.com, Inc.*	36,232	7,001,834
Booking Holdings, Inc.	468	1,853,982
VeriSign, Inc.*	21,785	3,873,373

		22,692,810

Pharmaceuticals — 0.3%
Zoetis, Inc.	2,276	394,567

Real Estate — 2.5%
CoStar Group, Inc.*	45,500	3,373,370

Retail — 0.5%
The Home Depot, Inc.	1,965	676,432

Semiconductors — 11.7%
NVIDIA Corp.	110,600	13,663,524
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	11,313	1,966,312

		15,629,836

	Number of Shares	Value†

Software — 25.3%
Autodesk, Inc.*	7,435	$1,839,791
Broadridge Financial Solutions, Inc.	10,887	2,144,739
Electronic Arts, Inc.	18,161	2,530,372
Intuit, Inc.	6,778	4,454,569
Microsoft Corp.	37,546	16,781,185
MSCI, Inc.	1,338	644,581
Salesforce, Inc.	12,593	3,237,660
Synopsys, Inc.*	1,532	911,632
Veeva Systems, Inc., Class A*	6,260	1,145,643

		33,690,172

Telecommunications — 3.4%
Motorola Solutions, Inc.	11,745	4,534,157

Transportation — 0.8%
J.B. Hunt Transport Services, Inc.	6,390	1,022,400

TOTAL COMMON STOCKS (Cost $99,645,474)		132,924,228

SHORT-TERM INVESTMENTS — 0.2%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.208%) (Cost $272,125)	272,125	272,125

TOTAL INVESTMENTS — 99.9% (Cost $99,917,599)		$133,196,353
Other Assets & Liabilities — 0.1%		187,456

TOTAL NET ASSETS — 100.0%		$133,383,809

†	See Security Valuation Note.
*	Non-income producing security.

ADR— American Depositary Receipt.

N.V.— Naamloze Vennootschap.

S.E.— Societas Europaea.

Country Weightings as of 6/30/2024††
United States	93%
Canada	3
France	2
Taiwan	1
Italy	1

Total	100%

††	% of total investments as of June 30, 2024.

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Large Core Growth Fund

Summary of inputs used to value the Fund’s investments as of 6/30/2024 are as follows (See Security Valuation Note):

	ASSETS TABLE
Description	Total Market Value at 6/30/2024	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Common Stocks	$132,924,228	$132,924,228	$—	$—
Short-Term Investments	272,125	272,125	—	—

Total Investments	$133,196,353	$133,196,353	$—	$—

It is the Fund’s practice to recognize transfers into and transfers out of Level 3 at the fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Large Cap Value Fund

	Number of Shares	Value†
COMMON STOCKS — 96.3%
Aerospace & Defense — 2.0%
Curtiss-Wright Corp.	2,728	$739,233
RTX Corp.	27,027	2,713,241

		3,452,474

Agriculture — 2.9%
Philip Morris International, Inc.	49,138	4,979,154

Auto Manufacturers — 0.8%
PACCAR, Inc.	12,789	1,316,500

Auto Parts & Equipment — 1.6%
Aptiv PLC*	15,990	1,126,016
BorgWarner, Inc.	47,082	1,517,923

		2,643,939

Banks — 9.3%
Bank OZK	4,960	203,360
Citigroup, Inc.	50,170	3,183,788
JPMorgan Chase & Co.	31,203	6,311,119
Wells Fargo & Co.	100,396	5,962,518

		15,660,785

Biotechnology — 7.3%
Amgen, Inc.	7,465	2,332,439
Gilead Sciences, Inc.	24,323	1,668,801
Regeneron Pharmaceuticals, Inc.*	5,934	6,236,812
United Therapeutics Corp.*	6,610	2,105,616

		12,343,668

Building Materials — 0.7%
Builders FirstSource, Inc.*	8,308	1,149,910

Chemicals — 2.1%
CF Industries Holdings, Inc.	9,690	718,223
LyondellBasell Industries N.V., Class A	11,161	1,067,661
PPG Industries, Inc.	13,541	1,704,677

		3,490,561

Commercial Services — 1.5%
Robert Half, Inc.	39,041	2,497,843

Computers — 1.8%
Accenture PLC, Class A	10,022	3,040,775

Distribution & Wholesale — 2.1%
Ferguson PLC	11,417	2,210,902
LKQ Corp.	30,754	1,279,059

		3,489,961

Diversified Financial Services — 1.5%
Mastercard, Inc., Class A	5,580	2,461,673

Electrical Components & Equipment — 1.9%
Emerson Electric Co.	21,331	2,349,823
Generac Holdings, Inc.*	5,990	791,998

		3,141,821

Electronics — 2.9%
Allegion PLC	10,548	1,246,246
nVent Electric PLC	20,546	1,574,029

	Number of Shares	Value†

Electronics — (continued)
TE Connectivity Ltd.	13,910	$2,092,482

		4,912,757

Engineering & Construction — 0.6%
EMCOR Group, Inc.	2,928	1,068,954

Environmental Control — 1.1%
Veralto Corp.	19,350	1,847,344

Healthcare Products — 1.7%
GE HealthCare Technologies, Inc.	36,020	2,806,678

Healthcare Services — 3.4%
Elevance Health, Inc.	10,721	5,809,281

Home Builders — 0.6%
D.R. Horton, Inc.	6,778	955,224

Insurance — 7.2%
American International Group, Inc.	12,613	936,389
Axis Capital Holdings Ltd.	42,467	3,000,294
Berkshire Hathaway, Inc., Class B*	14,796	6,019,013
MetLife, Inc.	14,023	984,274
MGIC Investment Corp.	58,520	1,261,106

		12,201,076

Internet — 1.6%
Alphabet, Inc., Class C	15,190	2,786,150

Iron & Steel — 1.5%
Steel Dynamics, Inc.	20,200	2,615,900

Machinery — Construction & Mining — 1.0%
Oshkosh Corp.	15,450	1,671,690

Machinery — Diversified — 1.7%
Cactus, Inc., Class A	11,823	623,545
Dover Corp.	6,474	1,168,234
Westinghouse Air Brake Technologies Corp.	7,126	1,126,264

		2,918,043

Media — 2.0%
Comcast Corp., Class A	86,328	3,380,604

Miscellaneous Manufacturing — 1.6%
A.O. Smith Corp.	14,630	1,196,441
Textron, Inc.	17,440	1,497,399

		2,693,840

Oil & Gas — 7.6%
Chevron Corp.	12,718	1,989,350
ConocoPhillips	15,787	1,805,717
EOG Resources, Inc.	27,597	3,473,634
Helmerich & Payne, Inc.	39,901	1,442,022
Phillips 66	29,012	4,095,624

		12,806,347

Oil & Gas Services — 0.6%
ChampionX Corp.	31,997	1,062,620

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Large Cap Value Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Pharmaceuticals — 6.1%
Cencora, Inc.	21,387	$4,818,491
Merck & Co., Inc.	32,970	4,081,686
Roche Holding AG, ADR	40,390	1,400,321

		10,300,498

Retail — 6.4%
Casey’s General Stores, Inc.	3,720	1,419,403
Ross Stores, Inc.	22,089	3,209,974
Walmart, Inc.	90,700	6,141,297

		10,770,674

Semiconductors — 6.1%
QUALCOMM, Inc.	25,145	5,008,381
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	16,342	2,840,403
Texas Instruments, Inc.	12,710	2,472,476

		10,321,260

Software — 4.8%
Electronic Arts, Inc.	25,110	3,498,576
Fiserv, Inc.*	30,442	4,537,076

		8,035,652

Telecommunications — 0.4%
Cisco Systems, Inc.	13,207	627,465

Transportation — 1.9%
J.B. Hunt Transport Services, Inc.	10,600	1,696,000
United Parcel Service, Inc., Class B	11,150	1,525,877

		3,221,877

TOTAL COMMON STOCKS (Cost $135,621,073)		162,482,998

REAL ESTATE INVESTMENT TRUSTS — 1.0%
Storage & Warehousing — 1.0%
Public Storage (Cost $1,496,664)	5,740	1,651,111

SHORT-TERM INVESTMENTS — 2.6%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.208%) (Cost $4,364,521)	4,364,521	4,364,521

TOTAL INVESTMENTS — 99.9% (Cost $141,482,258)		$168,498,630
Other Assets & Liabilities — 0.1%		226,580

TOTAL NET ASSETS — 100.0%		$168,725,210

†	See Security Valuation Note.
*	Non-income producing security.

ADR— American Depositary Receipt.

AG— Aktiengesellschaft.

N.V.— Naamloze Vennootschap.

PLC— Public Limited Company.

Country Weightings as of 6/30/2024††
United States	90%
Ireland	3
United Kingdom	2
Bermuda	2
Taiwan	2
Switzerland	1

Total	100%

††	% of total investments as of June 30, 2024.

Summary of inputs used to value the Fund’s investments as of 6/30/2024 are as follows (See Security Valuation Note):

	ASSETS TABLE
Description	Total Market Value at 6/30/2024	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Common Stocks	$162,482,998	$162,482,998	$—	$—
Real Estate Investment Trusts	1,651,111	1,651,111	—	—
Short-Term Investments	4,364,521	4,364,521	—	—

Total Investments	$168,498,630	$168,498,630	$—	$—

It is the Fund’s practice to recognize transfers into and transfers out of Level 3 at the fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Large Core Value Fund

	Number of Shares	Value†
COMMON STOCKS — 94.4%
Banks — 4.5%
M&T Bank Corp.	17,027	$2,577,207
Wells Fargo & Co.	59,967	3,561,440

		6,138,647

Beverages — 1.7%
Constellation Brands, Inc., Class A	9,041	2,326,068

Biotechnology — 0.5%
Vertex Pharmaceuticals, Inc.*	1,313	615,429

Building Materials — 2.0%
Johnson Controls International PLC	40,502	2,692,168

Chemicals — 2.8%
FMC Corp.	27,150	1,562,483
Linde PLC	5,158	2,263,382

		3,825,865

Commercial Services — 1.7%
Robert Half, Inc.	35,779	2,289,140

Diversified Financial Services — 6.2%
Cboe Global Markets, Inc.	12,033	2,046,332
Interactive Brokers Group, Inc., Class A	13,205	1,618,933
The Charles Schwab Corp.	64,113	4,724,487

		8,389,752

Electric — 7.0%
CMS Energy Corp.	37,084	2,207,611
NextEra Energy, Inc.	58,152	4,117,743
Sempra	20,602	1,566,988
Xcel Energy, Inc.	29,037	1,550,866

		9,443,208

Electrical Components & Equipment — 2.0%
Emerson Electric Co.	25,111	2,766,228

Electronics — 1.2%
Mettler-Toledo International, Inc.*	1,131	1,580,674

Entertainment — 1.0%
TKO Group Holdings, Inc.	12,406	1,339,724

Food — 1.4%
General Mills, Inc.	15,821	1,000,837
The Hershey Co.	4,629	850,949

		1,851,786

Healthcare Products — 4.8%
Boston Scientific Corp.*	35,136	2,705,823
Thermo Fisher Scientific, Inc.	6,909	3,820,677

		6,526,500

Household Products & Wares — 1.6%
The Clorox Co.	15,364	2,096,725

Insurance — 6.1%
American International Group, Inc.	43,127	3,201,748
Prudential PLC, ADR	74,993	1,373,872

	Number of Shares	Value†

Insurance — (continued)
Reinsurance Group of America, Inc.	17,867	$3,667,559

		8,243,179

Internet — 1.5%
Alphabet, Inc., Class A	10,971	1,998,368

Machinery — Diversified — 3.4%
The Toro Co.	22,750	2,127,353
Westinghouse Air Brake Technologies Corp.	15,990	2,527,219

		4,654,572

Media — 2.3%
The Walt Disney Co.	31,419	3,119,593

Mining — 1.3%
Alcoa Corp.	45,121	1,794,913

Miscellaneous Manufacturing — 2.1%
3M Co.	27,951	2,856,313

Office & Business Equipment — 2.2%
Zebra Technologies Corp., Class A*	9,756	3,013,921

Oil & Gas — 6.5%
Chevron Corp.	27,876	4,360,364
ConocoPhillips	25,352	2,899,762
EOG Resources, Inc.	12,059	1,517,866

		8,777,992

Oil & Gas Services — 1.6%
Schlumberger N.V.	45,387	2,141,359

Packaging and Containers — 1.1%
Ball Corp.	24,788	1,487,776

Pharmaceuticals — 10.1%
AbbVie, Inc.	18,615	3,192,845
Bristol-Myers Squibb Co.	53,513	2,222,395
McKesson Corp.	3,703	2,162,700
Neurocrine Biosciences, Inc.*	10,726	1,476,648
Sanofi S.A., ADR	52,908	2,567,096
Zoetis, Inc.	12,110	2,099,390

		13,721,074

Retail — 4.7%
BJ’s Wholesale Club Holdings, Inc.*	36,528	3,208,619
Dollar Tree, Inc.*	18,471	1,972,149
Lithia Motors, Inc.	4,731	1,194,341

		6,375,109

Semiconductors — 6.1%
Micron Technology, Inc.	30,755	4,045,205
ON Semiconductor Corp.*	30,890	2,117,510
Texas Instruments, Inc.	10,512	2,044,899

		8,207,614

Shipbuilding — 1.7%
Huntington Ingalls Industries, Inc.	9,203	2,266,975

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Large Core Value Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Software — 0.8%
Fiserv, Inc.*	7,581	$1,129,872

Toys, Games & Hobbies — 2.6%
Hasbro, Inc.	59,855	3,501,518

Transportation — 1.9%
CSX Corp.	78,372	2,621,543

TOTAL COMMON STOCKS (Cost $113,695,263)		127,793,605

REAL ESTATE INVESTMENT TRUSTS — 5.4%
Apartments — 4.5%
Invitation Homes, Inc.	71,241	2,556,840
Mid-America Apartment Communities, Inc.	24,540	3,499,649

		6,056,489

Industrial — 0.9%
First Industrial Realty Trust, Inc.	25,827	1,227,040

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $7,617,550) 7,283,529

SHORT-TERM INVESTMENTS — 0.4%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.208%) (Cost $564,266)	564,266	564,266

TOTAL INVESTMENTS — 100.2% (Cost $121,877,079)		$135,641,400
Other Assets & Liabilities — (0.2)%		(274,147)

TOTAL NET ASSETS — 100.0%		$135,367,253

†	See Security Valuation Note.
*	Non-income producing security.

ADR— American Depositary Receipt.

N.V.— Naamloze Vennootschap.

PLC— Public Limited Company.

S.A.— Societe Anonyme.

Summary of inputs used to value the Fund’s investments as of 6/30/2024 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 6/30/2024	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Common Stocks	$127,793,605	$127,793,605	$—	$—
Real Estate Investment Trusts	7,283,529	7,283,529	—	—
Short-Term Investments	564,266	564,266	—	—

Total Investments	$135,641,400	$135,641,400	$—	$—

It is the Fund’s practice to recognize transfers into and transfers out of Level 3 at the fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Index 500 Fund

	Number of Shares	Value†
COMMON STOCKS — 97.7%
Advertising — 0.1%
Omnicom Group, Inc.	3,619	$324,625
The Interpublic Group of Cos., Inc.	7,036	204,677

		529,302

Aerospace & Defense — 1.7%
General Dynamics Corp.	4,027	1,168,394
General Electric Co.	19,298	3,067,803
Howmet Aerospace, Inc.	6,957	540,072
L3Harris Technologies, Inc.	3,347	751,669
Lockheed Martin Corp.	3,778	1,764,704
Northrop Grumman Corp.	2,461	1,072,873
RTX Corp.	23,320	2,341,095
The Boeing Co.*	10,200	1,856,502
TransDigm Group, Inc.	994	1,269,944

		13,833,056

Agriculture — 0.6%
Altria Group, Inc.	29,990	1,366,044
Archer-Daniels-Midland Co.	8,510	514,430
Bunge Global S.A.	2,478	264,576
Philip Morris International, Inc.	27,501	2,786,676

		4,931,726

Airlines — 0.2%
American Airlines Group, Inc.*	11,313	128,176
Delta Air Lines, Inc.	11,216	532,087
Southwest Airlines Co.	10,896	311,735
United Airlines Holdings, Inc.*	5,896	286,899

		1,258,897

Apparel — 0.3%
Deckers Outdoor Corp.*	465	450,097
NIKE, Inc., Class B	21,555	1,624,600
Ralph Lauren Corp.	656	114,839
Tapestry, Inc.	4,359	186,522

		2,376,058

Auto Manufacturers — 1.6%
Cummins, Inc.	2,387	661,032
Ford Motor Co.	69,098	866,489
General Motors Co.	20,441	949,689
PACCAR, Inc.	9,276	954,871
Tesla, Inc.*	49,084	9,712,742

		13,144,823

Auto Parts & Equipment — 0.1%
Aptiv PLC*	4,813	338,931
BorgWarner, Inc.	4,124	132,958

		471,889

Banks — 4.0%
Bank of America Corp.	119,795	4,764,247
Citigroup, Inc.	33,857	2,148,565
Citizens Financial Group, Inc.	8,187	294,978
Fifth Third Bancorp	12,322	449,630
Huntington Bancshares, Inc.	26,630	350,983
JPMorgan Chase & Co.	50,655	10,245,480
KeyCorp	16,398	233,016

	Number of Shares	Value†

Banks — (continued)
M&T Bank Corp.	2,937	$444,544
Morgan Stanley	22,175	2,155,188
Northern Trust Corp.	3,758	315,597
Regions Financial Corp.	16,079	322,223
State Street Corp.	5,417	400,858
The Bank of New York Mellon Corp.	13,384	801,568
The Goldman Sachs Group, Inc.	5,661	2,560,584
The PNC Financial Services Group, Inc.	7,061	1,097,844
Truist Financial Corp.	23,756	922,921
US Bancorp	27,409	1,088,137
Wells Fargo & Co.	61,326	3,642,151

		32,238,514

Beverages — 1.3%
Brown-Forman Corp., Class B	3,351	144,730
Constellation Brands, Inc., Class A	2,807	722,185
Keurig Dr Pepper, Inc.	18,346	612,756
Molson Coors Beverage Co., Class B	3,392	172,415
Monster Beverage Corp.*	12,548	626,773
PepsiCo, Inc.	24,320	4,011,098
The Coca-Cola Co.	68,290	4,346,658

		10,636,615

Biotechnology — 1.3%
Amgen, Inc.	9,472	2,959,526
Biogen, Inc.*	2,551	591,373
Bio-Rad Laboratories, Inc., Class A*	372	101,597
Corteva, Inc.	12,395	668,586
Gilead Sciences, Inc.	22,218	1,524,377
Incyte Corp.*	2,544	154,217
Moderna, Inc.*	5,763	684,356
Regeneron Pharmaceuticals, Inc.*	1,886	1,982,243
Vertex Pharmaceuticals, Inc.*	4,565	2,139,707

		10,805,982

Building Materials — 0.6%
Builders FirstSource, Inc.*	2,239	309,900
Carrier Global Corp.	14,596	920,716
Johnson Controls International PLC	12,086	803,356
Martin Marietta Materials, Inc.	1,091	591,104
Masco Corp.	3,747	249,812
Mohawk Industries, Inc.*	967	109,842
Trane Technologies PLC	4,027	1,324,601
Vulcan Materials Co.	2,400	596,832

		4,906,163

Chemicals — 1.3%
Air Products and Chemicals, Inc.	3,937	1,015,943
Albemarle Corp.	2,125	202,980
Celanese Corp.	1,760	237,406
CF Industries Holdings, Inc.	3,447	255,492
Dow, Inc.	12,405	658,085
DuPont de Nemours, Inc.	7,609	612,449
Eastman Chemical Co.	2,016	197,508
Ecolab, Inc.	4,497	1,070,286
FMC Corp.	2,188	125,919

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Index 500 Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Chemicals — (continued)
International Flavors & Fragrances, Inc.	4,587	$436,728
Linde PLC	8,458	3,711,455
LyondellBasell Industries N.V., Class A	4,432	423,965
PPG Industries, Inc.	4,261	536,417
The Mosaic Co.	5,660	163,574
The Sherwin-Williams Co.	4,182	1,248,034

		10,896,241

Commercial Services — 1.4%
Automatic Data Processing, Inc.	7,303	1,743,153
Cintas Corp.	1,527	1,069,297
Corpay, Inc.*	1,304	347,399
Equifax, Inc.	2,225	539,473
Global Payments, Inc.	4,549	439,888
MarketAxess Holdings, Inc.	692	138,767
Moody’s Corp.	2,790	1,174,395
PayPal Holdings, Inc.*	18,245	1,058,757
Quanta Services, Inc.	2,620	665,716
Rollins, Inc.	5,012	244,535
S&P Global, Inc.	5,670	2,528,820
United Rentals, Inc.	1,189	768,962
Verisk Analytics, Inc.	2,512	677,110

		11,396,272

Computers — 8.2%
Accenture PLC, Class A	11,073	3,359,659
Apple, Inc.	254,594	53,622,588
Cognizant Technology Solutions Corp., Class A	8,783	597,244
Crowdstrike Holdings, Inc., Class A*	4,000	1,532,760
EPAM Systems, Inc.*	1,066	200,525
Fortinet, Inc.*	11,228	676,712
Gartner, Inc.*	1,411	633,624
Hewlett Packard Enterprise Co.	22,986	486,614
HP, Inc.	15,712	550,234
International Business Machines Corp.	16,189	2,799,888
Leidos Holdings, Inc.	2,480	361,782
NetApp, Inc.	3,701	476,689
Seagate Technology Holdings PLC	3,505	361,961
Super Micro Computer, Inc.*	882	722,667
Western Digital Corp.*	5,725	433,783

		66,816,730

Cosmetics & Personal Care — 1.2%
Colgate-Palmolive Co.	14,614	1,418,142
Kenvue, Inc.	33,021	600,322
The Estee Lauder Cos., Inc., Class A	4,208	447,731
The Procter & Gamble Co.	41,667	6,871,722

		9,337,917

Distribution & Wholesale — 0.3%
Copart, Inc.*	15,330	830,273
Fastenal Co.	10,042	631,039
LKQ Corp.	4,552	189,318
Pool Corp.	708	217,589

	Number of Shares	Value†

Distribution & Wholesale — (continued)
W.W. Grainger, Inc.	791	$713,672

		2,581,891

Diversified Financial Services — 3.3%
American Express Co.	10,089	2,336,108
Ameriprise Financial, Inc.	1,760	751,854
BlackRock, Inc.	2,487	1,958,065
Capital One Financial Corp.	6,667	923,046
Cboe Global Markets, Inc.	1,916	325,835
CME Group, Inc.	6,380	1,254,308
Discover Financial Services	4,247	555,550
Franklin Resources, Inc.	5,030	112,421
Intercontinental Exchange, Inc.	10,167	1,391,761
Invesco Ltd.	7,869	117,720
Mastercard, Inc., Class A	14,516	6,403,879
Nasdaq, Inc.	7,017	422,844
Raymond James Financial, Inc.	3,217	397,653
Synchrony Financial	6,883	324,809
T. Rowe Price Group, Inc.	3,933	453,514
The Charles Schwab Corp.	26,457	1,949,616
Visa, Inc., Class A	27,847	7,309,002

		26,987,985

Electric — 2.1%
Alliant Energy Corp.	4,483	228,185
Ameren Corp.	4,809	341,968
American Electric Power Co., Inc.	9,375	822,562
CenterPoint Energy, Inc.	11,143	345,210
CMS Energy Corp.	5,290	314,914
Consolidated Edison, Inc.	6,245	558,428
Constellation Energy Corp.	5,577	1,116,906
Dominion Energy, Inc.	14,618	716,282
DTE Energy Co.	3,616	401,412
Duke Energy Corp.	13,655	1,368,641
Edison International	6,748	484,574
Entergy Corp.	3,701	396,007
Evergy, Inc.	4,064	215,270
Eversource Energy	6,233	353,473
Exelon Corp.	17,564	607,890
FirstEnergy Corp.	9,120	349,022
NextEra Energy, Inc.	36,328	2,572,386
NRG Energy, Inc.	3,455	269,006
PG&E Corp.	38,326	669,172
Pinnacle West Capital Corp.	1,930	147,413
PPL Corp.	13,259	366,611
Public Service Enterprise Group, Inc.	8,800	648,560
Sempra	11,164	849,134
The AES Corp.	11,768	206,764
The Southern Co.	19,340	1,500,204
Vistra Energy Corp.	5,778	496,792
WEC Energy Group, Inc.	5,399	423,606
Xcel Energy, Inc.	9,853	526,249

		17,296,641

Electrical Components & Equipment — 0.5%
AMETEK, Inc.	4,157	693,014

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Index 500 Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Electrical Components & Equipment — (continued)
Eaton Corp. PLC	7,044	$2,208,646
Emerson Electric Co.	10,172	1,120,548
Generac Holdings, Inc.*	1,106	146,235

		4,168,443

Electronics — 0.9%
Allegion PLC	1,601	189,158
Amphenol Corp., Class A	21,012	1,415,578
Fortive Corp.	6,392	473,647
Garmin Ltd.	2,713	442,002
Honeywell International, Inc.	11,428	2,440,335
Hubbell, Inc.	974	355,978
Jabil, Inc.	2,021	219,865
Keysight Technologies, Inc.*	3,004	410,797
Mettler-Toledo International, Inc.*	381	532,482
TE Connectivity Ltd.	5,459	821,197
Trimble, Inc.*	4,421	247,222

		7,548,261

Energy-Alternate Sources — 0.1%
Enphase Energy, Inc.*	2,451	244,389
First Solar, Inc.*	1,851	417,327

		661,716

Engineering & Construction — 0.0%
Jacobs Solutions, Inc.	2,225	310,855

Entertainment — 0.1%
Caesars Entertainment, Inc.*	4,132	164,206
Live Nation Entertainment, Inc.*	2,564	240,349

		404,555

Environmental Control — 0.3%
Pentair PLC	2,923	224,106
Republic Services, Inc.	3,503	680,773
Veralto Corp.	3,791	361,927
Waste Management, Inc.	6,494	1,385,430

		2,652,236

Food — 0.8%
Campbell Soup Co.	3,547	160,289
Conagra Brands, Inc.	8,271	235,062
General Mills, Inc.	9,990	631,967
Hormel Foods Corp.	5,257	160,286
Kellanova	4,611	265,963
Lamb Weston Holdings, Inc.	2,643	222,224
McCormick & Co., Inc.	4,577	324,692
Mondelez International, Inc., Class A	23,729	1,552,826
Sysco Corp.	8,770	626,090
The Hershey Co.	2,687	493,951
The J.M. Smucker Co.	1,874	204,341
The Kraft Heinz Co.	14,008	451,338
The Kroger Co.	11,553	576,841
Tyson Foods, Inc., Class A	5,115	292,271

		6,198,141

Forest Products & Paper — 0.0%
International Paper Co.	6,246	269,515

	Number of Shares	Value†

Gas — 0.1%
Atmos Energy Corp.	2,615	$305,040
NiSource, Inc.	7,216	207,893

		512,933

Hand & Machine Tools — 0.1%
Snap-on, Inc.	924	241,525
Stanley Black & Decker, Inc.	2,788	222,733

		464,258

Healthcare Products — 3.2%
Abbott Laboratories	30,683	3,188,270
Agilent Technologies, Inc.	5,116	663,187
Align Technology, Inc.*	1,212	292,613
Baxter International, Inc.	9,086	303,927
Bio-Techne Corp.	2,792	200,047
Boston Scientific Corp.*	26,028	2,004,416
Danaher Corp.	11,676	2,917,249
Edwards Lifesciences Corp.*	10,703	988,636
GE HealthCare Technologies, Inc.	7,421	578,244
Hologic, Inc.*	4,022	298,633
IDEXX Laboratories, Inc.*	1,494	727,877
Insulet Corp.*	1,255	253,259
Intuitive Surgical, Inc.*	6,276	2,791,879
Medtronic PLC	23,646	1,861,177
ResMed, Inc.	2,540	486,207
Revvity, Inc.	2,242	235,096
Solventum Corp.*	2,439	128,974
STERIS PLC	1,714	376,292
Stryker Corp.	6,016	2,046,944
Teleflex, Inc.	851	178,991
The Cooper Cos., Inc.	3,540	309,042
Thermo Fisher Scientific, Inc.	6,734	3,723,902
Waters Corp.*	1,093	317,101
West Pharmaceutical Services, Inc.	1,289	424,584
Zimmer Biomet Holdings, Inc.	3,751	407,096

		25,703,643

Healthcare Services — 1.9%
Catalent, Inc.*	3,353	188,539
Centene Corp.*	9,299	616,524
Charles River Laboratories International, Inc.*	916	189,227
DaVita, Inc.*	1,014	140,510
Elevance Health, Inc.	4,080	2,210,789
HCA Healthcare, Inc.	3,403	1,093,316
Humana, Inc.	2,160	807,084
IQVIA Holdings, Inc.*	3,208	678,299
Labcorp Holdings, Inc.	1,540	313,405
Molina Healthcare, Inc.*	1,059	314,841
Quest Diagnostics, Inc.	2,027	277,456
UnitedHealth Group, Inc.	16,228	8,264,271
Universal Health Services, Inc., Class B	1,105	204,348

		15,298,609

Home Builders — 0.3%
D.R. Horton, Inc.	5,255	740,587
Lennar Corp., Class A	4,447	666,472

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Index 500 Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Home Builders — (continued)
NVR, Inc.*	56	$424,959
PulteGroup, Inc.	3,679	405,058

		2,237,076

Household Products & Wares — 0.2%
Avery Dennison Corp.	1,446	316,168
Church & Dwight Co., Inc.	4,483	464,797
Kimberly-Clark Corp.	5,908	816,486
The Clorox Co.	2,164	295,321

		1,892,772

Insurance — 3.6%
Aflac, Inc.	9,147	816,919
American International Group, Inc.	11,525	855,616
Aon PLC, Class A	3,788	1,112,081
Arch Capital Group Ltd.*	6,478	653,566
Arthur J. Gallagher & Co.	3,817	989,786
Assurant, Inc.	884	146,965
Berkshire Hathaway, Inc., Class B*	31,946	12,995,633
Brown & Brown, Inc.	4,068	363,720
Chubb Ltd.	7,134	1,819,741
Cincinnati Financial Corp.	2,871	339,065
Everest Group Ltd.	769	293,004
Globe Life, Inc.	1,431	117,743
Loews Corp.	3,360	251,126
Marsh & McLennan Cos., Inc.	8,717	1,836,846
MetLife, Inc.	10,567	741,698
Principal Financial Group, Inc.	3,825	300,071
Prudential Financial, Inc.	6,379	747,555
The Allstate Corp.	4,561	728,209
The Hartford Financial Services Group, Inc.	5,217	524,517
The Progressive Corp.	10,322	2,143,983
The Travelers Cos., Inc.	4,097	833,084
W.R. Berkley Corp.	3,726	292,789
Willis Towers Watson PLC	1,781	466,871

		29,370,588

Internet — 12.5%
Airbnb, Inc., Class A*	7,729	1,171,948
Alphabet, Inc., Class A	103,695	18,888,044
Alphabet, Inc., Class C	86,254	15,820,709
Amazon.com, Inc.*	161,720	31,252,390
Booking Holdings, Inc.	600	2,376,900
CDW Corp.	2,414	540,350
eBay, Inc.	8,605	462,261
Etsy, Inc.*	2,170	127,987
Expedia Group, Inc.*	2,220	279,698
F5, Inc.*	1,076	185,319
Gen Digital, Inc.	10,297	257,219
GoDaddy, Inc., Class A*	2,400	335,304
Match Group, Inc.*	5,133	155,941
Meta Platforms, Inc., Class A	38,688	19,507,263
Netflix, Inc.*	7,618	5,141,236
Palo Alto Networks, Inc.*	5,645	1,913,711
Uber Technologies, Inc.*	36,965	2,686,616

	Number of Shares	Value†

Internet — (continued)
VeriSign, Inc.*	1,590	$282,702

		101,385,598

Iron & Steel — 0.1%
Nucor Corp.	4,122	651,606
Steel Dynamics, Inc.	2,613	338,383

		989,989

Leisure Time — 0.1%
Carnival Corp.*	18,227	341,210
Norwegian Cruise Line Holdings Ltd.*	7,409	139,215
Royal Caribbean Cruises Ltd.*	4,247	677,099

		1,157,524

Lodging — 0.3%
Hilton Worldwide Holdings, Inc.	4,466	974,481
Las Vegas Sands Corp.	6,597	291,917
Marriott International, Inc., Class A	4,174	1,009,148
MGM Resorts International*	4,808	213,668
Wynn Resorts Ltd.	1,777	159,041

		2,648,255

Machinery — Construction & Mining — 0.5%
Caterpillar, Inc.	8,619	2,870,989
GE Vernova, Inc.*	4,774	818,789

		3,689,778

Machinery — Diversified — 0.7%
Deere & Co.	4,580	1,711,225
Dover Corp.	2,453	442,644
IDEX Corp.	1,375	276,650
Ingersoll Rand, Inc.	7,225	656,319
Nordson Corp.	974	225,910
Otis Worldwide Corp.	7,160	689,222
Rockwell Automation, Inc.	2,018	555,515
Westinghouse Air Brake Technologies Corp.	3,085	487,584
Xylem, Inc.	4,300	583,209

		5,628,278

Media — 0.9%
Charter Communications, Inc., Class A*	1,724	515,407
Comcast Corp., Class A	68,761	2,692,681
FactSet Research Systems, Inc.	657	268,233
Fox Corp., Class A	3,744	128,681
Fox Corp., Class B	2,720	87,095
News Corp., Class A	6,937	191,253
News Corp., Class B	1,762	50,023
Paramount Global, Class B	8,983	93,333
The Walt Disney Co.	32,250	3,202,103
Warner Bros Discovery, Inc.*	38,650	287,556

		7,516,365

Mining — 0.3%
Freeport-McMoRan, Inc.	25,439	1,236,335
Newmont Corp.	20,363	852,599

		2,088,934

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Index 500 Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Miscellaneous Manufacturing — 0.5%
3M Co.	9,758	$997,170
A.O. Smith Corp.	2,246	183,678
Axon Enterprise, Inc.*	1,233	362,798
Illinois Tool Works, Inc.	4,836	1,145,939
Parker-Hannifin Corp.	2,273	1,149,706
Teledyne Technologies, Inc.*	824	319,695
Textron, Inc.	3,335	286,343

		4,445,329

Office & Business Equipment — 0.0%
Zebra Technologies Corp., Class A*	913	282,053

Oil & Gas — 3.0%
APA Corp.	5,642	166,101
Chevron Corp.	30,205	4,724,666
ConocoPhillips	20,690	2,366,522
Coterra Energy, Inc.	13,311	355,004
Devon Energy Corp.	11,165	529,221
Diamondback Energy, Inc.	3,045	609,579
EOG Resources, Inc.	10,167	1,279,720
EQT Corp.	7,462	275,945
Exxon Mobil Corp.	79,117	9,107,949
Hess Corp.	4,852	715,767
Marathon Oil Corp.	10,033	287,646
Marathon Petroleum Corp.	6,133	1,063,953
Occidental Petroleum Corp.	11,538	727,240
Phillips 66	7,500	1,058,775
Valero Energy Corp.	5,667	888,359

		24,156,447

Oil & Gas Services — 0.3%
Baker Hughes Co.	17,364	610,692
Halliburton Co.	15,551	525,313
Schlumberger N.V.	25,401	1,198,419

		2,334,424

Packaging and Containers — 0.1%
Amcor PLC	26,319	257,400
Ball Corp.	5,514	330,950
Packaging Corp. of America	1,611	294,104
Westrock Co.	4,629	232,654

		1,115,108

Pharmaceuticals — 5.3%
AbbVie, Inc.	31,257	5,361,201
Becton Dickinson & Co.	5,135	1,200,101
Bristol-Myers Squibb Co.	35,860	1,489,266
Cardinal Health, Inc.	4,251	417,958
Cencora, Inc.	2,915	656,749
CVS Health Corp.	22,360	1,320,582
Dexcom, Inc.*	7,183	814,409
Eli Lilly & Co.	14,087	12,754,088
Henry Schein, Inc.*	2,307	147,879
Johnson & Johnson	42,575	6,222,762
McKesson Corp.	2,300	1,343,292
Merck & Co., Inc.	44,880	5,556,144
Pfizer, Inc.	99,881	2,794,670

	Number of Shares	Value†

Pharmaceuticals — (continued)
The Cigna Group.	5,021	$1,659,792
Viatris, Inc.	21,283	226,238
Zoetis, Inc.	8,136	1,410,457

		43,375,588

Pipelines — 0.4%
Kinder Morgan, Inc.	34,104	677,646
ONEOK, Inc.	10,245	835,480
Targa Resources Corp.	3,989	513,703
The Williams Cos., Inc.	21,479	912,858

		2,939,687

Private Equity — 0.3%
Blackstone, Inc.	12,570	1,556,166
KKR & Co., Inc.	11,600	1,220,784

		2,776,950

Real Estate — 0.1%
CoStar Group, Inc.*	7,156	530,546

Real Estate — 0.1%
CBRE Group, Inc., Class A*	5,187	462,214

Retail — 4.6%
AutoZone, Inc.*	306	907,015
Bath & Body Works, Inc.	3,928	153,388
Best Buy Co., Inc.	3,518	296,532
CarMax, Inc.*	2,859	209,679
Chipotle Mexican Grill, Inc.*	24,300	1,522,395
Costco Wholesale Corp.	7,833	6,657,972
Darden Restaurants, Inc.	2,085	315,502
Dollar General Corp.	3,957	523,234
Dollar Tree, Inc.*	3,728	398,038
Domino’s Pizza, Inc.	630	325,288
Genuine Parts Co.	2,509	347,045
Lowe’s Cos., Inc.	10,146	2,236,787
Lululemon Athletica, Inc.*	2,018	602,777
McDonald’s Corp.	12,749	3,248,955
O’Reilly Automotive, Inc.*	1,045	1,103,583
Ross Stores, Inc.	5,974	868,142
Starbucks Corp.	19,808	1,542,053
Target Corp.	8,179	1,210,819
The Home Depot, Inc.	17,550	6,041,412
The TJX Cos., Inc.	19,956	2,197,156
Tractor Supply Co.	1,863	503,010
Ulta Beauty, Inc.*	845	326,060
Walgreens Boots Alliance, Inc.	12,991	157,126
Walmart, Inc.	75,233	5,094,026
Yum! Brands, Inc.	4,904	649,584

		37,437,578

Semiconductors — 11.9%
Advanced Micro Devices, Inc.*	28,593	4,638,070
Analog Devices, Inc.	8,746	1,996,362
Applied Materials, Inc.	14,699	3,468,817
Broadcom, Inc.	7,703	12,367,398
Intel Corp.	74,820	2,317,175

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Index 500 Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Semiconductors — (continued)
KLA Corp.	2,359	$1,945,019
Lam Research Corp.	2,313	2,462,998
Microchip Technology, Inc.	9,562	874,923
Micron Technology, Inc.	19,475	2,561,547
Monolithic Power Systems, Inc.	866	711,575
NVIDIA Corp.	434,477	53,675,289
NXP Semiconductors N.V.	4,555	1,225,705
ON Semiconductor Corp.*	7,524	515,770
Qorvo, Inc.*	1,796	208,408
QUALCOMM, Inc.	19,782	3,940,179
Skyworks Solutions, Inc.	2,753	293,415
Teradyne, Inc.	2,660	394,451
Texas Instruments, Inc.	16,077	3,127,459

		96,724,560

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	695	171,199

Software — 11.1%
Adobe, Inc.*	7,886	4,380,989
Akamai Technologies, Inc.*	2,773	249,792
ANSYS, Inc.*	1,529	491,574
Autodesk, Inc.*	3,775	934,124
Broadridge Financial Solutions, Inc.	2,045	402,865
Cadence Design Systems, Inc.*	4,827	1,485,509
Dayforce, Inc.*	2,737	135,755
Electronic Arts, Inc.	4,395	612,355
Fair Isaac Corp.*	437	650,544
Fidelity National Information Services, Inc.	9,600	723,456
Fiserv, Inc.*	10,259	1,529,001
Intuit, Inc.	4,953	3,255,161
Jack Henry & Associates, Inc.	1,323	219,645
Microsoft Corp.	131,279	58,675,149
MSCI, Inc.	1,437	692,275
Oracle Corp.	28,275	3,992,430
Paychex, Inc.	5,609	665,003
Paycom Software, Inc.	835	119,438
PTC, Inc.*	2,121	385,322
Roper Technologies, Inc.	1,892	1,066,445
Salesforce, Inc.	17,134	4,405,151
ServiceNow, Inc.*	3,619	2,846,959
Synopsys, Inc.*	2,710	1,612,613
Take-Two Interactive Software, Inc.*	2,867	445,790
Tyler Technologies, Inc.*	717	360,493

		90,337,838

Telecommunications — 1.7%
Arista Networks, Inc.*	4,466	1,565,244
AT&T, Inc.	126,692	2,421,084
Cisco Systems, Inc.	71,202	3,382,807
Corning, Inc.	13,173	511,771
Juniper Networks, Inc.	5,753	209,754
Motorola Solutions, Inc.	2,930	1,131,127
T-Mobile US, Inc.	9,121	1,606,938

	Number of Shares	Value†

Telecommunications — (continued)
Verizon Communications, Inc.	74,481	$3,071,596

		13,900,321

Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	2,270	132,795

Transportation — 1.1%
C.H. Robinson Worldwide, Inc.	2,077	183,025
CSX Corp.	34,998	1,170,683
Expeditors International of Washington, Inc.	2,475	308,855
FedEx Corp.	3,945	1,182,869
J.B. Hunt Transport Services, Inc.	1,403	224,480
Norfolk Southern Corp.	4,002	859,189
Old Dominion Freight Line, Inc.	3,218	568,299
Union Pacific Corp.	10,813	2,446,549
United Parcel Service, Inc., Class B	12,903	1,765,776

		8,709,725

Water — 0.1%
American Water Works Co., Inc.	3,457	446,506

TOTAL COMMON STOCKS (Cost $350,918,567)		793,523,892

REAL ESTATE INVESTMENT TRUSTS — 2.0%
Apartments — 0.3%
AvalonBay Communities, Inc.	2,490	515,156
Camden Property Trust	1,888	206,000
Equity Residential	6,228	431,849
Essex Property Trust, Inc.	1,094	297,787
Invitation Homes, Inc.	10,048	360,623
Mid-America Apartment Communities, Inc.	2,050	292,350
UDR, Inc.	5,331	219,371

		2,323,136

Diversified — 0.7%
American Tower Corp.	8,193	1,592,555
Crown Castle, Inc.	7,669	749,261
Digital Realty Trust, Inc.	5,633	856,498
Equinix, Inc.	1,663	1,258,226
SBA Communications Corp.	1,955	383,767
VICI Properties, Inc.	18,521	530,441
Weyerhaeuser Co.	12,810	363,676

		5,734,424

Healthcare — 0.2%
Healthpeak Properties, Inc.	13,267	260,033
Ventas, Inc.	7,259	372,097
Welltower, Inc.	10,397	1,083,887

		1,716,017

Hotels & Resorts — 0.0%
Host Hotels & Resorts, Inc.	12,929	232,463

Industrial — 0.2%
Prologis, Inc.	16,437	1,846,039

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Index 500 Fund

	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)
Office Property — 0.1%
Alexandria Real Estate Equities, Inc.	2,819	$329,738
BXP, Inc.	2,451	150,884

		480,622

Regional Malls — 0.1%
Simon Property Group, Inc.	5,830	884,994

Single Tenant — 0.1%
Realty Income Corp.	15,091	797,107

Storage & Warehousing — 0.2%
Extra Space Storage, Inc.	3,800	590,558
Iron Mountain, Inc.	5,339	478,481
Public Storage	2,762	794,490

		1,863,529

Strip Centers — 0.1%
Federal Realty Investment Trust	1,185	119,649
Kimco Realty Corp.	11,743	228,519
Regency Centers Corp.	2,764	171,921

		520,089

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $12,991,065)		16,398,420

SHORT-TERM INVESTMENTS — 0.2%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.208%) (Cost $1,380,954)	1,380,954	1,380,954

TOTAL INVESTMENTS — 99.9% (Cost $365,290,586)		$811,303,266
Other Assets & Liabilities — 0.1%		872,540

TOTAL NET ASSETS — 100.0%		$812,175,806

†	See Security Valuation Note.
*	Non-income producing security.

N.V.— Naamloze Vennootschap.

PLC— Public Limited Company.

S&P— Standards & Poor’s

S.A.— Societe Anonyme.

Summary of inputs used to value the Fund’s investments as of 6/30/2024 are as follows (See Security Valuation Note):

ASSETS TABLE
	Total		Level 2	Level 3
	Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
Description	6/30/2024	Price	Input	Input
Common Stocks	$793,523,892	$793,523,892	$—	$—
Real Estate Investment Trusts	16,398,420	16,398,420	—	—
Short-Term Investments	1,380,954	1,380,954	—	—

Total Investments	$811,303,266	$811,303,266	$—	$—

Other Financial Instruments(1)
Futures Contracts	$12,809	$12,809	$—	$—

Total Assets—Other Financial Instruments	$12,809	$12,809	$—	$—

(1)

Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Schedule of Investments such as future contracts and forward foreign currency contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

It is the Fund’s practice to recognize transfers into and transfers out of Level 3 at the fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Index 500 Fund

Futures contracts held by the Fund at June 30, 2024 are as follows:

Futures Contracts:

Exchange Traded

Numbers
		Expiration	of	Units per	Closing	Notional	Unrealized	Unrealized
Type	Futures Contract	Date	Contracts	Contract	Price	Value	Appreciation	Depreciation
Long	E-mini S&P 500 Index	09/20/24	10	50	$5,522	$2,760,750	$12,809	$—

							$12,809	$—

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Mid Cap Growth Fund

	Number of Shares	Value†
COMMON STOCKS — 98.7%
Advertising — 2.5%
The Trade Desk, Inc., Class A*	35,737	$3,490,433

Aerospace & Defense — 4.0%
HEICO Corp., Class A	16,956	3,010,029
Howmet Aerospace, Inc.	32,612	2,531,670

		5,541,699

Apparel — 3.3%
Levi Strauss & Co., Class A	92,630	1,785,906
On Holding AG, Class A*	71,795	2,785,646

		4,571,552

Beverages — 1.2%
Brown-Forman Corp., Class B	39,010	1,684,842

Biotechnology — 0.9%
Ionis Pharmaceuticals, Inc.*	26,586	1,267,089

Building Materials — 3.1%
Martin Marietta Materials, Inc.	3,982	2,157,447
Trex Co., Inc.*	28,082	2,081,438

		4,238,885

Commercial Services — 5.2%
Corpay, Inc.*	3,381	900,732
MarketAxess Holdings, Inc.	14,150	2,837,500
Rollins, Inc.	41,300	2,015,027
WillScot Mobile Mini Holdings Corp.*	38,813	1,460,921

		7,214,180

Computers — 2.2%
ASGN, Inc.*	10,738	946,769
Crowdstrike Holdings, Inc., Class A*	5,331	2,042,786

		2,989,555

Distribution & Wholesale — 5.5%
Copart, Inc.*	51,744	2,802,455
Fastenal Co.	37,740	2,371,582
Pool Corp.	8,134	2,499,822

		7,673,859

Diversified Financial Services — 2.2%
Blue Owl Capital, Inc.	77,058	1,367,780
LPL Financial Holdings, Inc.	5,821	1,625,805

		2,993,585

Electrical Components & Equipment — 5.5%
Generac Holdings, Inc.*	18,699	2,472,382
Novanta, Inc.*	12,127	1,978,035
Universal Display Corp.	15,234	3,202,948

		7,653,365

Electronics — 5.0%
Coherent Corp.*	37,140	2,691,164
Mettler-Toledo International, Inc.*	1,447	2,022,313
Trimble, Inc.*	39,996	2,236,576

		6,950,053

Entertainment — 2.3%
DraftKings, Inc., Class A*	35,145	1,341,484

	Number of Shares	Value†

Entertainment — (continued)
Vail Resorts, Inc.	10,475	$1,886,862

		3,228,346

Hand & Machine Tools — 1.3%
Lincoln Electric Holdings, Inc.	9,723	1,834,147

Healthcare Products — 14.1%
Align Technology, Inc.*	8,676	2,094,647
Bio-Techne Corp.	35,095	2,514,557
Edwards Lifesciences Corp.*	24,616	2,273,780
GE HealthCare Technologies, Inc.	28,523	2,222,512
IDEXX Laboratories, Inc.*	5,681	2,767,783
Inspire Medical Systems, Inc.*	7,989	1,069,168
Insulet Corp.*	7,562	1,526,012
Intuitive Surgical, Inc.*	3,120	1,387,932
Repligen Corp.*	16,686	2,103,437
The Cooper Cos., Inc.	17,378	1,517,099

		19,476,927

Insurance — 0.9%
Kinsale Capital Group, Inc.	3,292	1,268,342

Internet — 3.4%
Pinterest, Inc., Class A*	107,714	4,746,956

Machinery — Diversified — 1.2%
Westinghouse Air Brake Technologies Corp.	10,433	1,648,936

Media — 1.2%
FactSet Research Systems, Inc.	3,948	1,611,850

Miscellaneous Manufacturing — 1.5%
A.O. Smith Corp.	25,033	2,047,199

Office & Business Equipment — 1.6%
Zebra Technologies Corp., Class A*	7,095	2,191,858

Pharmaceuticals — 2.7%
Cencora, Inc.	3,084	694,825
Dexcom, Inc.*	27,180	3,081,669

		3,776,494

Real Estate — 4.0%
CoStar Group, Inc.*	75,078	5,566,283

Retail — 5.5%
Casey’s General Stores, Inc.	3,216	1,227,097
Five Below, Inc.*	6,499	708,196
Floor & Decor Holdings, Inc., Class A*	29,753	2,957,746
Lululemon Athletica, Inc.*	4,478	1,337,578
National Vision Holdings, Inc.*	49,489	647,811
Tractor Supply Co.	2,705	730,350

		7,608,778

Semiconductors — 9.6%
Impinj, Inc.*	5,217	817,869
Lattice Semiconductor Corp.*	26,179	1,518,120
Microchip Technology, Inc.	25,104	2,297,016

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Mid Cap Growth Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Semiconductors — (continued)
Monolithic Power Systems, Inc.	5,046	$4,146,197
Onto Innovation, Inc.*	5,382	1,181,672
Teradyne, Inc.	22,215	3,294,263

		13,255,137

Software — 8.8%
Appfolio, Inc., Class A*	3,366	823,223
Datadog, Inc., Class A*	5,402	700,585
HubSpot, Inc.*	3,845	2,267,743
MongoDB, Inc.*	5,672	1,417,773
Tyler Technologies, Inc.*	6,056	3,044,836
Veeva Systems, Inc., Class A*	13,251	2,425,065
Workiva, Inc.*	20,599	1,503,521

		12,182,746

TOTAL COMMON STOCKS (Cost $112,764,263)		136,713,096

SHORT-TERM INVESTMENTS — 1.7%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.208%) (Cost $2,420,789)	2,420,789	2,420,789

TOTAL INVESTMENTS — 100.4% (Cost $115,185,052)		$139,133,885
Other Assets & Liabilities — (0.4)%		(570,732)

TOTAL NET ASSETS — 100.0%		$138,563,153

†	See Security Valuation Note.
*	Non-income producing security.

AG— Aktiengesellschaft.

Summary of inputs used to value the Fund’s investments as of 6/30/2024 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 6/30/2024	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Common Stocks	$136,713,096	$136,713,096	$—	$—
Short-Term Investments	2,420,789	2,420,789	—	—

Total Investments	$139,133,885	$139,133,885	$—	$—

It is the Fund’s practice to recognize transfers into and transfers out of Level 3 at the fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Mid Cap Value Fund

	Number of Shares	Value†
COMMON STOCKS — 91.7%
Aerospace & Defense — 1.6%
L3Harris Technologies, Inc.	6,276	$1,409,464

Auto Parts & Equipment — 0.8%
Aptiv PLC*	9,950	700,679

Banks — 5.4%
Columbia Banking System, Inc.	29,276	582,300
Popular, Inc.	13,202	1,167,453
The PNC Financial Services Group, Inc.	10,846	1,686,336
Wintrust Financial Corp.	13,993	1,379,150

		4,815,239

Biotechnology — 1.4%
Corteva, Inc.	23,782	1,282,801

Building Materials — 2.9%
Fortune Brands Innovations, Inc.	20,590	1,337,114
Martin Marietta Materials, Inc.	2,341	1,268,354

		2,605,468

Chemicals — 1.7%
Ashland, Inc.	9,592	906,348
Westlake Corp.	4,241	614,182

		1,520,530

Commercial Services — 1.2%
TransUnion	14,832	1,099,941

Computers — 0.8%
Insight Enterprises, Inc.*	3,400	674,424

Distribution & Wholesale — 1.4%
LKQ Corp.	30,098	1,251,776

Diversified Financial Services — 2.7%
Jefferies Financial Group, Inc.	20,571	1,023,613
Lazard, Inc.	37,394	1,427,703

		2,451,316

Electric — 4.9%
Alliant Energy Corp.	42,782	2,177,604
Entergy Corp.	20,748	2,220,036

		4,397,640

Electrical Components & Equipment — 1.6%
AMETEK, Inc.	8,370	1,395,363

Electronics — 3.6%
Arrow Electronics, Inc.*	6,394	772,139
Keysight Technologies, Inc.*	8,074	1,104,120
Vontier Corp.	36,345	1,388,379

		3,264,638

Environmental Control — 1.8%
Waste Connections, Inc.	8,945	1,568,595

Food — 2.4%
Lamb Weston Holdings, Inc.	11,560	971,965
The Hershey Co.	6,329	1,163,460

		2,135,425

	Number of Shares	Value†

Hand & Machine Tools — 1.2%
Lincoln Electric Holdings, Inc.	5,569	$1,050,536

Healthcare Products — 4.4%
Avantor, Inc.*	42,728	905,833
Globus Medical, Inc., Class A*	29,306	2,007,168
Teleflex, Inc.	4,917	1,034,193

		3,947,194

Healthcare Services — 2.7%
Humana, Inc.	2,813	1,051,077
Labcorp Holdings, Inc.	6,664	1,356,191

		2,407,268

Home Builders — 1.2%
Toll Brothers, Inc.	8,997	1,036,274

Home Furnishings — 0.6%
SharkNinja, Inc.	7,707	579,181

Insurance — 4.3%
Axis Capital Holdings Ltd.	17,472	1,234,397
RenaissanceRe Holdings Ltd.	3,791	847,326
The Hartford Financial Services Group, Inc.	17,428	1,752,211

		3,833,934

Machinery — Construction & Mining — 1.2%
BWX Technologies, Inc.	11,765	1,117,675

Media — 1.7%
Fox Corp., Class B	47,705	1,527,514

Mining — 2.4%
Freeport-McMoRan, Inc.	45,086	2,191,180

Miscellaneous Manufacturing — 4.9%
3M Co.	12,204	1,247,127
Carlisle Cos., Inc.	3,742	1,516,296
Fabrinet*	2,253	551,512
Hillenbrand, Inc.	26,263	1,051,045

		4,365,980

Oil & Gas — 6.0%
Chesapeake Energy Corp.	24,922	2,048,339
HF Sinclair Corp.	23,089	1,231,567
Marathon Oil Corp.	72,492	2,078,346

		5,358,252

Oil & Gas Services — 1.3%
Baker Hughes Co.	33,326	1,172,075

Packaging and Containers — 2.6%
Ball Corp.	19,805	1,188,696
Graphic Packaging Holding Co.	43,017	1,127,476

		2,316,172

Pharmaceuticals — 1.4%
Cardinal Health, Inc.	12,471	1,226,149

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Mid Cap Value Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Real Estate — 1.4%
CBRE Group, Inc., Class A*	14,547	$1,296,283

Retail — 9.6%
AutoZone, Inc.*	380	1,126,358
Bath & Body Works, Inc.	18,627	727,385
Burlington Stores, Inc.*	4,890	1,173,600
Casey’s General Stores, Inc.	6,811	2,598,805
MSC Industrial Direct Co., Inc., Class A	12,872	1,020,878
O’Reilly Automotive, Inc.*	889	938,837
Target Corp.	6,694	990,980

		8,576,843

Semiconductors — 3.2%
Microchip Technology, Inc.	14,620	1,337,730
Teradyne, Inc.	10,164	1,507,220

		2,844,950

Software — 2.3%
Fidelity National Information Services, Inc.	27,676	2,085,663

Transportation — 3.8%
Canadian Pacific Kansas City Ltd.	11,724	923,031
Kirby Corp.*	9,459	1,132,526
Landstar System, Inc.	7,157	1,320,323

		3,375,880

Trucking and Leasing — 1.3%
GATX Corp.	9,067	1,200,108

TOTAL COMMON STOCKS (Cost $65,345,711)		82,082,410

REAL ESTATE INVESTMENT TRUSTS — 7.4%
Diversified — 3.2%
Lamar Advertising Co., Class A	15,899	1,900,408
PotlatchDeltic Corp.	23,131	911,130

		2,811,538

Industrial — 1.1%
STAG lndustrial, Inc.	28,268	1,019,344

Manufactured Homes — 1.3%
Equity LifeStyle Properties, Inc.	17,846	1,162,310

Single Tenant — 1.8%
Agree Realty Corp.	26,250	1,625,925

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,939,414)		6,619,117

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 1.0%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.208%) (Cost $906,694)	906,694	$906,694

TOTAL INVESTMENTS — 100.1% (Cost $72,191,819)		$89,608,221
Other Assets & Liabilities — (0.1)%		(84,925)

TOTAL NET ASSETS — 100.0%		$89,523,296

†	See Security Valuation Note.
*	Non-income producing security.

PLC— Public Limited Company.

Country Weightings as of 6/30/2024††
United States	92%
Canada	3
Bermuda	2
Puerto Rico	1
Ireland	1
Thailand	1

Total	100%

††	% of total investments as of June 30, 2024.

Summary of inputs used to value the Fund’s investments as of 6/30/2024 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 6/30/2024	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Common Stocks	$82,082,410	$82,082,410	$—	$—
Real Estate Investment Trusts	6,619,117	6,619,117	—	—
Short-Term Investments	906,694	906,694	—	—

Total Investments	$89,608,221	$89,608,221	$—	$—

It is the Fund’s practice to recognize transfers into and transfers out of Level 3 at the fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Mid Core Value Fund

	Number of Shares	Value†
COMMON STOCKS — 88.2%
Advertising — 1.4%
Omnicom Group, Inc.	2,202	$197,520
The Interpublic Group of Cos., Inc.	31,435	914,444

		1,111,964

Airlines — 1.2%
Southwest Airlines Co.	33,177	949,194

Auto Manufacturers — 0.6%
Cummins, Inc.	1,614	446,965

Auto Parts & Equipment — 1.0%
Aptiv PLC*	5,441	383,155
BorgWarner, Inc.	13,098	422,280

		805,435

Banks — 9.0%
Commerce Bancshares, Inc.	13,539	755,205
First Hawaiian, Inc.	20,183	418,999
Northern Trust Corp.	17,487	1,468,558
The Bank of New York Mellon Corp.	29,005	1,737,110
The PNC Financial Services Group, Inc.	3,017	469,083
Truist Financial Corp.	30,876	1,199,533
US Bancorp	12,490	495,853
Westamerica BanCorp	9,327	452,639

		6,996,980

Beverages — 1.4%
Heineken N.V.	6,379	617,143
Pernod Ricard S.A.	3,363	458,846

		1,075,989

Building Materials — 2.2%
Cie de Saint-Gobain S.A.	4,187	325,640
CRH PLC	5,365	402,268
Johnson Controls International PLC	7,391	491,280
Mohawk Industries, Inc.*	4,331	491,958

		1,711,146

Chemicals — 0.8%
Akzo Nobel N.V.	10,604	646,306

Computers — 3.1%
Amdocs Ltd.	11,419	901,188
Cognizant Technology Solutions Corp., Class A	8,932	607,376
HP, Inc.	26,356	922,987

		2,431,551

Cosmetics & Personal Care — 1.1%
Kenvue, Inc.	46,395	843,461

Distribution & Wholesale — 1.2%
Bunzl PLC	23,658	898,865

Diversified Financial Services — 1.2%
T. Rowe Price Group, Inc.	8,420	970,910

Electric — 10.3%
CMS Energy Corp.	10,224	608,635

	Number of Shares	Value†

Electric — (continued)
Duke Energy Corp.	11,538	$1,156,454
Edison International	19,960	1,433,327
Evergy, Inc.	16,909	895,670
Eversource Energy	14,997	850,480
Northwestern Energy Group, Inc.	25,371	1,270,580
Pinnacle West Capital Corp.	5,600	427,728
WEC Energy Group, Inc.	11,948	937,440
Xcel Energy, Inc.	7,242	386,795

		7,967,109

Electrical Components & Equipment — 1.5%
Emerson Electric Co.	10,865	1,196,888

Electronics — 1.2%
Atkore, Inc.	1,771	238,961
TE Connectivity Ltd.	4,602	692,279

		931,240

Engineering & Construction — 1.1%
Vinci S.A.	7,992	842,392

Environmental Control — 0.5%
Republic Services, Inc.	1,945	377,991

Food — 5.2%
Conagra Brands, Inc.	57,378	1,630,683
General Mills, Inc.	15,014	949,786
Koninklijke Ahold Delhaize N.V.	49,248	1,449,225

		4,029,694

Food Service — 0.3%
Sodexo S.A.	2,992	269,522

Gas — 1.7%
ONE Gas, Inc.	9,697	619,154
Spire, Inc.	12,128	736,533

		1,355,687

Healthcare Products — 5.5%
DENTSPLY SIRONA, Inc.	14,849	369,889
Envista Holdings Corp.*	23,822	396,160
GE HealthCare Technologies, Inc.	5,872	457,546
Hologic, Inc.*	9,437	700,697
Zimmer Biomet Holdings, Inc.	21,628	2,347,287

		4,271,579

Healthcare Services — 5.0%
Centene Corp.*	8,672	574,953
Labcorp Holdings, Inc.	3,919	797,556
Quest Diagnostics, Inc.	10,397	1,423,141
Universal Health Services, Inc., Class B	5,791	1,070,930

		3,866,580

Household Products & Wares — 1.6%
Kimberly-Clark Corp.	9,207	1,272,407

Insurance — 5.8%
Aflac, Inc.	4,154	370,994
Reinsurance Group of America, Inc.	3,476	713,518

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Mid Core Value Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Insurance — (continued)
The Allstate Corp.	8,273	$1,320,867
The Hanover Insurance Group, Inc.	5,172	648,776
Willis Towers Watson PLC	5,521	1,447,275

		4,501,430

Internet — 1.3%
F5, Inc.*	5,732	987,222

Machinery — Construction & Mining — 1.1%
Oshkosh Corp.	7,801	844,068

Machinery — Diversified — 0.3%
Dover Corp.	1,164	210,044

Media — 0.5%
Fox Corp., Class B	11,695	374,474

Metal Fabricate/Hardware — 0.5%
The Timken Co.	4,858	389,272

Oil & Gas — 2.7%
Coterra Energy, Inc.	20,945	558,603
EQT Corp.	16,638	615,273
Occidental Petroleum Corp.	14,025	883,996

		2,057,872

Oil & Gas Services — 1.3%
Baker Hughes Co.	29,045	1,021,513

Packaging and Containers — 2.9%
Amcor PLC	23,908	233,820
Graphic Packaging Holding Co.	21,434	561,785
Packaging Corp. of America	4,408	804,724
Sonoco Products Co.	12,419	629,892

		2,230,221

Pharmaceuticals — 4.4%
Becton Dickinson & Co.	3,080	719,827
Cardinal Health, Inc.	10,031	986,248
Cencora, Inc.	943	212,458
Henry Schein, Inc.*	22,915	1,468,851

		3,387,384

Retail — 4.0%
Beacon Roofing Supply, Inc.*	9,047	818,753
Darden Restaurants, Inc.	2,868	433,986
Dollar Tree, Inc.*	8,993	960,183
MSC Industrial Direct Co., Inc., Class A	10,880	862,893

		3,075,815

Semiconductors — 0.7%
ON Semiconductor Corp.*	5,348	366,605
Teradyne, Inc.	1,405	208,348

		574,953

Shipbuilding — 0.9%
Huntington Ingalls Industries, Inc.	2,761	680,117

Software — 0.4%
Electronic Arts, Inc.	2,136	297,609

	Number of Shares	Value†

Telecommunications — 1.5%
BCE, Inc.	17,786	$576,074
Juniper Networks, Inc.	16,141	588,501

		1,164,575

Transportation — 1.8%
Heartland Express, Inc.	3,247	40,036
Norfolk Southern Corp.	6,421	1,378,524

		1,418,560

TOTAL COMMON STOCKS (Cost $69,494,994)		68,484,984

REAL ESTATE INVESTMENT TRUSTS — 6.9%
Apartments — 1.4%
Equity Residential	11,911	825,909
Essex Property Trust, Inc.	1,068	290,709

		1,116,618

Diversified — 0.6%
VICI Properties, Inc.	16,680	477,715

Healthcare — 1.3%
Healthpeak Properties, Inc.	50,327	986,409

Single Tenant — 1.5%
Realty Income Corp.	22,331	1,179,524

Storage & Warehousing — 1.1%
Public Storage	2,814	809,447

Strip Centers — 1.0%
Regency Centers Corp.	12,235	761,017

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $6,208,140)		5,330,730

PREFERRED STOCKS — 0.8%
Household Products & Wares — 0.8%
Henkel AG & Co., KGaA (Cost $458,249)	6,690	595,656

MASTER LIMITED PARTNERSHIP — 2.4%
Diversified Financial Services — 0.4%
AllianceBernstein Holding LP	8,858	299,312

Pipelines — 2.0%
Enterprise Products Partners LP	53,614	1,553,734

TOTAL MASTER LIMITED PARTNERSHIP (Cost $1,487,884)		1,853,046

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Mid Core Value Fund

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 1.6%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.208%) (Cost $1,251,683)	1,251,683	$1,251,683

TOTAL INVESTMENTS — 99.9% (Cost $78,900,950)		$77,516,099
Other Assets & Liabilities — 0.1%		106,464

TOTAL NET ASSETS — 100.0%		$77,622,563

†	See Security Valuation Note.
*	Non-income producing security.

AG— Aktiengesellschaft.

KGaA— Kommanditgesellschaft auf Aktien.

LP— Limited Partnership.

N.V.— Naamloze Vennootschap.

PLC— Public Limited Company.

S.A.— Societe Anonyme.

Country Weightings as of 6/30/2024††

United States	88%
Netherlands	4
United Kingdom	3
France	2
Ireland	1
Germany	1
Canada	1

Total	100%

††	% of total investments as of June 30, 2024.

Summary of inputs used to value the Fund’s investments as of 6/30/2024 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 6/30/2024	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Common Stocks
Advertising	$1,111,964	$1,111,964	$—	$—
Airlines	949,194	949,194	—	—
Auto Manufacturers	446,965	446,965	—	—
Auto Parts & Equipment	805,435	805,435	—	—
Banks	6,996,980	6,996,980	—	—
Beverages	1,075,989	—	1,075,989	—
Building Materials	1,711,146	1,385,506	325,640	—
Chemicals	646,306	—	646,306	—
Computers	2,431,551	2,431,551	—	—
Cosmetics & Personal Care	843,461	843,461	—	—
Distribution & Wholesale	898,865	—	898,865	—
Diversified Financial Services	970,910	970,910	—	—
Electric	7,967,109	7,967,109	—	—

ASSETS TABLE
Description	Total Market Value at 6/30/2024	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input

Electrical Components & Equipment	$1,196,888	$1,196,888	$—	$—
Electronics	931,240	931,240	—	—
Engineering & Construction	842,392	—	842,392	—
Environmental Control	377,991	377,991	—	—
Food	4,029,694	2,580,469	1,449,225	—
Food Service	269,522	—	269,522	—
Gas	1,355,687	1,355,687	—	—
Healthcare Products	4,271,579	4,271,579	—	—
Healthcare Services	3,866,580	3,866,580	—	—
Household Products & Wares	1,272,407	1,272,407	—	—
Insurance	4,501,430	4,501,430	—	—
Internet	987,222	987,222	—	—
Machinery — Construction & Mining	844,068	844,068	—	—
Machinery — Diversified	210,044	210,044	—	—
Media	374,474	374,474	—	—
Metal Fabricate/Hardware	389,272	389,272	—	—
Oil & Gas	2,057,872	2,057,872	—	—
Oil & Gas Services	1,021,513	1,021,513	—	—
Packaging and Containers	2,230,221	2,230,221	—	—
Pharmaceuticals	3,387,384	3,387,384	—	—
Retail	3,075,815	3,075,815	—	—
Semiconductors	574,953	574,953	—	—
Shipbuilding	680,117	680,117	—	—
Software	297,609	297,609	—	—
Telecommunications	1,164,575	1,164,575	—	—
Transportation	1,418,560	1,418,560	—	—

Total Common Stocks	68,484,984	62,977,045	5,507,939	—

Real Estate Investment Trusts	5,330,730	5,330,730	—	—
Preferred Stocks	595,656	—	595,656	—
Master Limited Partnership	1,853,046	1,853,046	—	—
Short-Term Investments	1,251,683	1,251,683	—	—

Total Investments	$77,516,099	$71,412,504	$6,103,595	$—

Other Financial Instruments(1)
Forward Foreign Currency Contracts	$18,491	$—	$18,491	$—

Total Assets—Other Financial Instruments	$18,491	$—	$18,491	$—

LIABILITIES TABLE
Description	Total Market Value at 6/30/2024	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input

Other Financial Instruments(1)
Forward Foreign Currency Contracts	$(130)	$—	$(130)	$—

Total Liabilities—Other Financial Instruments	$(130)	$—	$(130)	$—

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Mid Core Value Fund

(1)

Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Schedule of Investments such as future contracts and forward foreign currency contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

It is the Fund’s practice to recognize transfers into and transfers out of Level 3 at the fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.

Open forward foreign currency contracts held at June 30, 2024 are as follows:

Open forward foreign currency contracts

	Currency	Counterparty	Settlement Date	Foreign Currency Contract	Forward Rate	U.S. Contract Amount	U.S. Contract Value	Unrealized Foreign Exchange Gain	Unrealized Foreign Exchange Loss
Sell	Canadian Dollar	Bank of America	09/27/24	(678,198)	1.36510	$(497,809)	$(496,812)	$997	$—
Buy	Euro	Bank of America	09/27/24	113,237	0.92970	121,929	121,799	—	(130)
Sell	Euro	Bank of America	09/27/24	(1,069,751)	0.92970	(1,154,235)	(1,150,645)	3,590	—
Sell	Euro	Citibank N.A.	09/27/24	(1,069,751)	0.92970	(1,153,709)	(1,150,645)	3,064	—
Sell	Pound Sterling	Goldman Sachs	09/27/24	(608,105)	0.79055	(772,196)	(769,218)	2,978	—
Sell	Euro	Morgan Stanley	09/27/24	(1,069,751)	0.92970	(1,154,923)	(1,150,645)	4,278	—
Sell	Euro	UBS Securities	09/27/24	(1,069,751)	0.92970	(1,154,229)	(1,150,645)	3,584	—

	Total							$18,491	$(130)

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

SMID Cap Growth Fund

	Number of Shares	Value†
COMMON STOCKS — 98.6%
Aerospace & Defense — 1.1%
HEICO Corp.	273	$61,046
Loar Holdings, Inc.*	12,828	685,143

		746,189

Apparel — 4.0%
Birkenstock Holding PLC*	13,125	714,131
Crocs, Inc.*	5,842	852,581
Deckers Outdoor Corp.*	708	685,309
On Holding AG, Class A*	15,261	592,127

		2,844,148

Beverages — 0.9%
Celsius Holdings, Inc.*	10,911	622,909

Biotechnology — 5.9%
Blueprint Medicines Corp.*	4,991	537,930
Bridgebio Pharma, Inc.*	7,345	186,049
Crinetics Pharmaceuticals, Inc.*	4,256	190,626
Exelixis, Inc.*	13,811	310,333
Insmed, Inc.*	9,679	648,493
Intra-Cellular Therapies, Inc.*	6,676	457,239
Krystal Biotech, Inc.*	1,981	363,791
Roivant Sciences Ltd.*	44,828	473,832
Sarepta Therapeutics, Inc.*	3,625	572,750
Ultragenyx Pharmaceutical, Inc.*	9,903	407,014

		4,148,057

Building Materials — 2.7%
AAON, Inc.	15,792	1,377,694
SPX Technologies, Inc.*	3,659	520,090

		1,897,784

Chemicals — 3.1%
Ashland, Inc.	12,785	1,208,055
RPM International, Inc.	8,834	951,245

		2,159,300

Computers — 4.3%
CyberArk Software Ltd.*	3,381	924,433
Parsons Corp.*	13,008	1,064,184
Pure Storage, Inc., Class A*	16,442	1,055,741

		3,044,358

Cosmetics & Personal Care — 1.5%
elf Beauty, Inc.*	5,005	1,054,654

Distribution & Wholesale — 4.0%
Core & Main, Inc., Class A*	15,591	763,023
Pool Corp.	2,100	645,393
SiteOne Landscape Supply, Inc.*	3,714	450,917
Watsco, Inc.	2,140	991,334

		2,850,667

Diversified Financial Services — 2.8%
Hamilton Lane, Inc., Class A	7,278	899,415
Houlihan Lokey, Inc.	4,132	557,242
LPL Financial Holdings, Inc.	1,915	534,859

		1,991,516

	Number of Shares	Value†

Electrical Components & Equipment — 1.6%
Novanta, Inc.*	7,027	$1,146,174

Electronics — 5.9%
Allegion PLC	8,429	995,886
Badger Meter, Inc.	3,827	713,162
Hubbell, Inc.	2,709	990,085
Mettler-Toledo International, Inc.*	400	559,036
nVent Electric PLC	11,617	889,979

		4,148,148

Engineering & Construction — 2.0%
EMCOR Group, Inc.	2,514	917,811
TopBuild Corp.*	1,327	511,253

		1,429,064

Environmental Control — 1.7%
Tetra Tech, Inc.	5,770	1,179,850

Hand & Machine Tools — 1.0%
Lincoln Electric Holdings, Inc.	3,787	714,380

Healthcare Products — 8.4%
Bio-Techne Corp.	6,749	483,566
Bruker Corp.	15,014	958,043
Exact Sciences Corp.*	10,482	442,865
Inspire Medical Systems, Inc.*	3,580	479,111
Natera, Inc.*	12,916	1,398,674
Penumbra, Inc.*	3,366	605,779
Repligen Corp.*	4,680	589,961
The Cooper Cos., Inc.	10,970	957,681

		5,915,680

Healthcare Services — 1.6%
Medpace Holdings, Inc.*	1,701	700,557
Surgery Partners, Inc.*	19,011	452,272

		1,152,829

Home Furnishings — 1.2%
SharkNinja, Inc.	10,815	812,747

Household Products & Wares — 1.0%
Avery Dennison Corp.	3,343	730,947

Insurance — 2.0%
Kinsale Capital Group, Inc.	2,595	999,801
Ryan Specialty Holdings, Inc.	7,614	440,927

		1,440,728

Leisure Time — 0.5%
Viking Holdings Ltd.*	10,860	368,588

Machinery — Diversified — 3.8%
Esab Corp.	6,210	586,410
IDEX Corp.	3,868	778,242
Nordson Corp.	3,454	801,121
Watts Water Technologies, Inc., Class A	2,715	497,849

		2,663,622

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

SMID Cap Growth Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Media — 1.1%
Liberty Media Corp.-Liberty Formula One, Class C*	11,130	$799,579

Metal Fabricate/Hardware — 1.1%
RBC Bearings, Inc.*	2,950	795,851

Miscellaneous Manufacturing — 0.8%
Federal Signal Corp.	6,638	555,401

Office & Business Equipment — 0.8%
Zebra Technologies Corp., Class A*	1,729	534,140

Oil & Gas — 1.9%
Antero Resources Corp.*	5,608	182,989
Chesapeake Energy Corp.	1,979	162,654
Noble Corp. PLC	10,951	488,962
Permian Resources Corp.	18,652	301,230
Weatherford International PLC*	1,670	204,492

		1,340,327

Packaging and Containers — 1.0%
Ball Corp.	11,850	711,237

Pharmaceuticals — 3.0%
BellRing Brands, Inc.*	7,329	418,779
Madrigal Pharmaceuticals, Inc.*	1,012	283,522
Neurocrine Biosciences, Inc.*	6,613	910,412
Vaxcyte, Inc.*	6,869	518,678

		2,131,391

Retail — 10.2%
BJ’s Wholesale Club Holdings, Inc.*	16,183	1,421,515
Casey’s General Stores, Inc.	2,589	987,859
Domino’s Pizza, Inc.	2,432	1,255,715
Floor & Decor Holdings, Inc., Class A*	8,566	851,546
Texas Roadhouse, Inc.	7,903	1,357,024
Wingstop, Inc.	3,155	1,333,492

		7,207,151

Semiconductors — 6.4%
Allegro MicroSystems, Inc.*	21,239	599,789
Astera Labs, Inc.*	6,238	377,461
Lattice Semiconductor Corp.*	12,523	726,209
MACOM Technology Solutions Holdings, Inc.*	11,725	1,306,986
MKS Instruments, Inc.	5,879	767,680
Onto Innovation, Inc.*	3,265	716,863

		4,494,988

Software — 11.3%
Dynatrace, Inc.*	19,876	889,252
Elastic N.V.*	6,446	734,264
Guidewire Software, Inc.*	5,502	758,671
Informatica, Inc., Class A*	14,266	440,534
Klaviyo, Inc., Class A*	16,121	401,252
Manhattan Associates, Inc.*	5,638	1,390,782
Monday.com Ltd.*	2,236	538,339
Nutanix, Inc., Class A*	10,589	601,984

	Number of Shares	Value†

Software — (continued)
Procore Technologies, Inc.*	10,987	$728,548
Samsara, Inc., Class A*	23,811	802,431
SPS Commerce, Inc.*	3,751	705,788

		7,991,845

TOTAL COMMON STOCKS (Cost $58,381,237)		69,624,249

SHORT-TERM INVESTMENTS — 1.4%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.208%) (Cost $970,049)	970,049	970,049

TOTAL INVESTMENTS — 100.0% (Cost $59,351,286)		$70,594,298
Other Assets & Liabilities — 0.0%		135

TOTAL NET ASSETS — 100.0%		$70,594,433

†	See Security Valuation Note.
*	Non-income producing security.

AG— Aktiengesellschaft.

N.V.— Naamloze Vennootschap.

PLC— Public Limited Company.

Country Weightings as of 6/30/2024††
United States	93%
United Kingdom	2
Israel	2
Ireland	1
Switzerland	1
Bermuda	1

Total	100%

††	% of total investments as of June 30, 2024.

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

SMID Cap Growth Fund

Summary of inputs used to value the Fund’s investments as of 6/30/2024 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 6/30/2024	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Common Stocks	$69,624,249	$69,624,249	$—	$—
Short-Term Investments	970,049	970,049	—	—

Total Investments	$70,594,298	$70,594,298	$—	$—

It is the Fund’s practice to recognize transfers into and transfers out of Level 3 at the fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

SMID Cap Value Fund

	Number of Shares	Value†
COMMON STOCKS — 93.7%
Airlines — 1.0%
Alaska Air Group, Inc.*	11,671	$471,508

Apparel — 4.1%
Crocs, Inc.*	2,430	354,634
PVH Corp.	4,949	523,950
Ralph Lauren Corp.	3,182	557,041
Tapestry, Inc.	13,135	562,047

		1,997,672

Auto Parts & Equipment — 2.6%
Adient PLC*	23,359	577,201
BorgWarner, Inc.	21,248	685,035

		1,262,236

Banks — 11.5%
BankUnited, Inc.	14,757	431,937
Comerica, Inc.	11,464	585,123
First Bancorp	32,229	589,469
First Citizens BancShares, Inc., Class A	456	767,726
First Hawaiian, Inc.	27,665	574,325
Texas Capital Bancshares, Inc.*	8,125	496,763
Walker & Dunlop, Inc.	5,601	550,018
Webster Financial Corp.	10,976	478,444
Wintrust Financial Corp.	6,054	596,682
Zions Bancorp NA	12,325	534,535

		5,605,022

Building Materials — 1.1%
Builders FirstSource, Inc.*	3,720	514,885

Chemicals — 2.6%
Avient Corp.	13,820	603,243
Element Solutions, Inc.	23,801	645,483

		1,248,726

Commercial Services — 6.7%
ABM Industries, Inc.	10,888	550,606
ADT, Inc.	91,176	692,938
AMN Healthcare Services, Inc.*	6,857	351,284
Herc Holdings, Inc.	3,666	488,641
Robert Half, Inc.	9,489	607,106
WillScot Mobile Mini Holdings Corp.*	15,203	572,241

		3,262,816

Computers — 2.7%
Lumentum Holdings, Inc.*	10,061	512,306
NCR Atleos Corp.*	13,461	363,716
WNS Holdings Ltd.*	8,118	426,195

		1,302,217

Diversified Financial Services — 4.3%
Cboe Global Markets, Inc.	3,669	623,950
Invesco Ltd.	33,758	505,020
Moelis & Co., Class A	6,515	370,443
Stifel Financial Corp.	7,139	600,747

		2,100,160

	Number of Shares	Value†

Electric — 2.7%
CenterPoint Energy, Inc.	12,760	$395,305
IDACORP, Inc.	4,635	431,750
Portland General Electric Co.	11,720	506,773

		1,333,828

Electrical Components & Equipment — 1.1%
Belden, Inc.	5,722	536,724

Electronics — 3.0%
Avnet, Inc.	9,046	465,779
Sensata Technologies Holding PLC	10,172	380,331
TD SYNNEX Corp.	5,320	613,928

		1,460,038

Engineering & Construction — 4.0%
Dycom Industries, Inc.*	3,169	534,800
Fluor Corp.*	14,901	648,939
MasTec, Inc.*	7,174	767,546

		1,951,285

Environmental Control — 1.2%
Pentair PLC	7,480	573,492

Food — 2.3%
Lamb Weston Holdings, Inc.	6,670	560,814
Nomad Foods Ltd.	32,788	540,346

		1,101,160

Hand & Machine Tools — 0.9%
Regal Rexnord Corp.	3,396	459,207

Healthcare Products — 2.9%
Avantor, Inc.*	21,214	449,737
Integra LifeSciences Holdings Corp.*	14,140	412,040
Teleflex, Inc.	2,570	540,548

		1,402,325

Healthcare Services — 1.9%
Acadia Healthcare Co., Inc.*	4,484	302,850
Fortrea Holdings, Inc.*	15,485	361,420
Pediatrix Medical Group, Inc.*	31,617	238,708

		902,978

Home Builders — 2.1%
PulteGroup, Inc.	4,700	517,470
Taylor Morrison Home Corp.*	8,875	492,030

		1,009,500

Home Furnishings — 1.2%
MillerKnoll, Inc.	21,769	576,661

Insurance — 3.2%
American Financial Group, Inc.	3,888	478,301
Everest Group Ltd.	995	379,115
Kemper Corp.	5,430	322,162
The Hanover Insurance Group, Inc.	2,954	370,550

		1,550,128

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

SMID Cap Value Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Internet — 2.4%
Criteo S.A., ADR*	15,263	$575,720
Gen Digital, Inc.	24,720	617,506

		1,193,226

Leisure Time — 2.0%
Brunswick Corp.	6,900	502,113
Viking Holdings Ltd.*	13,251	449,739

		951,852

Machinery — Construction & Mining — 0.7%
Oshkosh Corp.	3,075	332,715

Machinery — Diversified — 2.4%
Gates Industrial Corp. PLC*	35,790	565,840
The Middleby Corp.*	4,988	611,579

		1,177,419

Media — 1.4%
Nexstar Media Group, Inc.	4,144	687,945

Mining — 1.4%
Cameco Corp.	13,991	688,357

Miscellaneous Manufacturing — 1.0%
John Bean Technologies Corp.	5,120	486,246

Oil & Gas — 2.9%
HF Sinclair Corp.	6,466	344,897
Magnolia Oil & Gas Corp., Class A	25,551	647,462
Northern Oil & Gas, Inc.	10,840	402,923

		1,395,282

Oil & Gas Services — 0.8%
ChampionX Corp.	12,005	398,686

Packaging and Containers — 0.8%
Berry Global Group, Inc.	6,707	394,707

Real Estate — 1.6%
Jones Lang LaSalle, Inc.*	3,710	761,589

Retail — 4.4%
AutoNation, Inc.*	4,260	678,959
Bath & Body Works, Inc.	14,927	582,899
Dick’s Sporting Goods, Inc.	2,924	628,222
Dine Brands Global, Inc.	7,507	271,753

		2,161,833

Semiconductors — 3.5%
Amkor Technology, Inc.	14,831	593,536
FormFactor, Inc.*	9,936	601,426
Synaptics, Inc.*	5,949	524,702

		1,719,664

Software — 2.5%
ACI Worldwide, Inc.*	14,621	578,845
CommVault Systems, Inc.*	5,230	635,811

		1,214,656

	Number of Shares	Value†

Telecommunications — 1.0%
Calix, Inc.*	14,161	$501,724

Transportation — 1.8%
ArcBest Corp.	6,601	706,835
International Seaways, Inc.	3,066	181,293

		888,128

TOTAL COMMON STOCKS (Cost $43,107,911)		45,576,597

REAL ESTATE INVESTMENT TRUSTS — 5.6%
Apartments — 1.3%
Independence Realty Trust, Inc.	34,340	643,532

Diversified — 0.6%
Broadstone Net Lease, Inc.	18,878	299,594

Hotels & Resorts — 1.0%
Ryman Hospitality Properties, Inc.	4,973	496,604

Industrial — 2.0%
First Industrial Realty Trust, Inc.	8,237	391,340
STAG lndustrial, Inc.	15,887	572,885

		964,225

Storage & Warehousing — 0.7%
CubeSmart	7,054	318,629

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,755,531)		2,722,584

SHORT-TERM INVESTMENTS — 0.7%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.208%) (Cost $347,634)	347,634	347,634

TOTAL INVESTMENTS — 100.0% (Cost $46,211,076)		$48,646,815
Other Assets & Liabilities — 0.0%		3,108

TOTAL NET ASSETS — 100.0%		$48,649,923

†	See Security Valuation Note.
*	Non-income producing security.

ADR— American Depositary Receipt.

NA— National Association.

PLC— Public Limited Company.

S.A.— Societe Anonyme.

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

SMID Cap Value Fund

Country Weightings as of 6/30/2024††
United States	91%
United Kingdom	2
Bermuda	2
Canada	2
Puerto Rico	1
France	1
India	1

Total	100%

††	% of total investments as of June 30, 2024.

Summary of inputs used to value the Fund’s investments as of 6/30/2024 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 6/30/2024	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Common Stocks	$45,576,597	$45,576,597	$—	$—
Real Estate Investment Trusts	2,722,584	2,722,584	—	—
Short-Term Investments	347,634	347,634	—	—

Total Investments	$48,646,815	$48,646,815	$—	$—

It is the Fund’s practice to recognize transfers into and transfers out of Level 3 at the fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Small Cap Growth Fund

	Number of Shares	Value†
COMMON STOCKS — 98.8%
Aerospace & Defense — 0.7%
Loar Holdings, Inc.*	12,319	$657,958

Apparel — 0.7%
On Holding AG, Class A*	18,614	722,223

Auto Parts & Equipment — 0.1%
QuantumScape Corp.*	16,158	79,497

Banks — 1.1%
Walker & Dunlop, Inc.	11,368	1,116,338

Biotechnology — 6.2%
89bio, Inc.*	21,472	171,991
Amicus Therapeutics, Inc.*	31,707	314,533
Arcellx, Inc.*	4,840	267,120
Biohaven Ltd.*	12,169	422,386
Bridgebio Pharma, Inc.*	11,738	297,323
Crinetics Pharmaceuticals, Inc.*	5,996	268,561
Edgewise Therapeutics, Inc.*	6,245	112,472
Ideaya Biosciences, Inc.*	15,081	529,494
Insmed, Inc.*	12,907	864,769
Ligand Pharmaceuticals, Inc.*	8,469	713,598
NeoGenomics, Inc.*	34,325	476,088
PTC Therapeutics, Inc.*	12,473	381,424
REVOLUTION Medicines, Inc.*	14,897	578,153
Rocket Pharmaceuticals, Inc.*	7,423	159,817
Sarepta Therapeutics, Inc.*	2,662	420,596
Structure Therapeutics, Inc., ADR*	4,533	178,011

		6,156,336

Building Materials — 2.4%
SPX Technologies, Inc.*	8,069	1,146,928
Summit Materials, Inc., Class A*	32,983	1,207,507

		2,354,435

Chemicals — 1.5%
Sensient Technologies Corp.	20,389	1,512,660

Commercial Services — 10.8%
Alight, Inc., Class A*	163,423	1,206,062
Clarivate PLC*	133,640	760,412
Euronet Worldwide, Inc.*	12,220	1,264,770
Paylocity Holding Corp.*	6,670	879,439
Rentokil Initial PLC, ADR	66,586	1,974,275
Shift4 Payments, Inc., Class A*	14,962	1,097,463
Stride, Inc.*	26,083	1,838,851
TriNet Group, Inc.	6,201	620,100
UL Solutions, Inc., Class A	5,003	211,076
WEX, Inc.*	5,370	951,242

		10,803,690

Computers — 2.6%
CACI International, Inc., Class A*	1,664	715,736
Maximus, Inc.	12,398	1,062,509
WNS Holdings Ltd.*	15,828	830,970

		2,609,215

	Number of Shares	Value†

Distribution & Wholesale — 1.4%
Core & Main, Inc., Class A*	29,440	$1,440,794

Diversified Financial Services — 3.1%
Cboe Global Markets, Inc.	8,568	1,457,074
LPL Financial Holdings, Inc.	6,023	1,682,224

		3,139,298

Electric — 0.7%
NRG Energy, Inc.	8,864	690,151

Electrical Components & Equipment — 1.9%
EnerSys	12,601	1,304,455
Novanta, Inc.*	3,571	582,466

		1,886,921

Electronics — 6.3%
Bel Fuse, Inc., Class B	6,884	449,112
Brady Corp., Class A	7,212	476,136
Camtek Ltd.	6,591	825,457
Itron, Inc.*	5,386	532,998
Mirion Technologies, Inc.*	114,816	1,233,124
Napco Security Technologies, Inc.	24,083	1,251,112
OSI Systems, Inc.*	10,811	1,486,729

		6,254,668

Entertainment — 0.9%
Atlanta Braves Holdings, Inc., Class C*	15,740	620,786
Manchester United PLC, Class A*	17,100	275,994

		896,780

Environmental Control — 2.1%
CECO Environmental Corp.*	20,495	591,281
Clean Harbors, Inc.*	4,141	936,487
Montrose Environmental Group, Inc.*	13,466	600,045

		2,127,813

Food — 0.9%
Premium Brands Holdings Corp.	13,477	928,283

Food Service — 0.8%
Aramark	23,750	807,975

Hand & Machine Tools — 0.5%
MSA Safety, Inc.	2,779	521,591

Healthcare Products — 9.0%
Alphatec Holdings, Inc.*	33,024	345,101
Bio-Techne Corp.	6,984	500,404
Bruker Corp.	8,399	535,940
Glaukos Corp.*	12,229	1,447,302
Globus Medical, Inc., Class A*	24,919	1,706,702
ICU Medical, Inc.*	7,925	941,094
Lantheus Holdings, Inc.*	12,745	1,023,296
Neogen Corp.*	34,802	543,955
OmniAb, Inc.*	71,447	267,926
Paragon 28, Inc.*	28,601	195,631
Soleno Therapeutics, Inc.*	7,524	306,979
STERIS PLC	3,694	810,981

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Small Cap Growth Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Healthcare Products — (continued)
Tandem Diabetes Care, Inc.*	9,693	$390,531

		9,015,842

Healthcare Services — 1.1%
HealthEquity, Inc.*	9,595	827,089
Sotera Health Co.*	25,512	302,827

		1,129,916

Home Builders — 0.4%
Thor Industries, Inc.	3,967	370,716

Home Furnishings — 0.5%
The Lovesac Co.*	22,968	518,617

Insurance — 1.0%
RLI Corp.	7,110	1,000,306

Internet — 0.8%
Ziff Davis, Inc.*	15,304	842,485

Machinery — Diversified — 5.7%
ATS Corp.*	34,428	1,114,088
Cognex Corp.	9,973	466,337
CSW Industrials, Inc.	5,935	1,574,615
Gates Industrial Corp. PLC*	50,893	804,618
Kornit Digital Ltd.*	23,461	343,469
Nordson Corp.	1,742	404,039
Zurn Elkay Water Solutions Corp.	35,099	1,031,911

		5,739,077

Miscellaneous Manufacturing — 3.0%
Carlisle Cos., Inc.	3,174	1,286,137
Enpro, Inc.	4,188	609,647
ITT, Inc.	8,917	1,151,898

		3,047,682

Oil & Gas — 2.4%
California Resources Corp.	8,170	434,808
Magnolia Oil & Gas Corp., Class A	50,283	1,274,171
Weatherford International PLC*	5,505	674,087

		2,383,066

Packaging and Containers — 2.3%
Crown Holdings, Inc.	20,620	1,533,922
Gerresheimer AG	6,681	717,962

		2,251,884

Pharmaceuticals — 5.5%
Ascendis Pharma A/S, ADR*	4,917	670,580
Avadel Pharmaceuticals PLC, ADR*	42,258	594,148
BellRing Brands, Inc.*	17,013	972,123
Madrigal Pharmaceuticals, Inc.*	4,443	1,244,751
Mirum Pharmaceuticals, Inc.*	15,863	542,356
Vaxcyte, Inc.*	20,245	1,528,700

		5,552,658

Retail — 2.1%
Casey’s General Stores, Inc.	3,055	1,165,666

	Number of Shares	Value†

Retail — (continued)
Williams-Sonoma, Inc.	3,154	$890,595

		2,056,261

Semiconductors — 3.1%
Entegris, Inc.	5,515	746,731
MACOM Technology Solutions
Holdings, Inc.*	7,492	835,133
ON Semiconductor Corp.*	18,657	1,278,938
Wolfspeed, Inc.*	9,788	222,775

		3,083,577

Software — 14.1%
Aspen Technology, Inc.*	2,378	472,342
Asure Software, Inc.*	56,221	472,256
AvidXchange Holdings, Inc.*	75,255	907,575
Blackbaud, Inc.*	21,934	1,670,713
Broadridge Financial Solutions, Inc.	8,176	1,610,672
Consensus Cloud Solutions, Inc.*	18,504	317,899
Doximity, Inc., Class A*	14,947	418,067
Dynatrace, Inc.*	24,262	1,085,482
Enfusion, Inc., Class A*	51,230	436,480
Envestnet, Inc.*	8,258	516,868
Ibotta, Inc., Class A*	2,701	203,007
Oddity Tech Ltd., Class A*	13,687	537,352
PagerDuty, Inc.*	40,042	918,163
PDF Solutions, Inc.*	17,615	640,834
SS&C Technologies Holdings, Inc.	34,511	2,162,804
The Descartes Systems Group, Inc.*	18,531	1,795,464

		14,165,978

Telecommunications — 1.8%
AST SpaceMobile, Inc.*	41,073	476,857
Nice Ltd., ADR*	7,874	1,354,092

		1,830,949

Transportation — 1.3%
Saia, Inc.*	2,659	1,261,137

TOTAL COMMON STOCKS (Cost $69,497,961)		98,956,777

REAL ESTATE INVESTMENT TRUSTS — 0.9%
Diversified — 0.9%
Lamar Advertising Co., Class A (Cost $420,139)	7,405	885,120

RIGHTS — 0.0%
OmniAb, Inc.*	3,339	11,111
OmniAb, Inc.*	3,339	10,655

TOTAL RIGHTS (Cost $8,726)		21,766

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Small Cap Growth Fund

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 0.5%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.208%) (Cost $535,808)	535,808	$535,808

TOTAL INVESTMENTS — 100.2% (Cost $70,462,634)		$100,399,471
Other Assets & Liabilities — (0.2)%		(185,454)

TOTAL NET ASSETS — 100.0%		$100,214,017

†	See Security Valuation Note.
*	Non-income producing security.

A/S— Aktieselskab.

ADR— American Depositary Receipt.

AG— Aktiengesellschaft.

PLC— Public Limited Company.

Country Weightings as of 6/30/2024††
United States	86%
Canada	4
Israel	3
United Kingdom	3
India	1
Switzerland	1
Germany	1
Denmark	1

Total	100%

††	% of total investments as of June 30, 2024.

Summary of inputs used to value the Fund’s investments as of 6/30/2024 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 6/30/2024	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Common Stocks
Aerospace & Defense	$657,958	$657,958	$—	$—
Apparel	722,223	722,223	—	—
Auto Parts & Equipment	79,497	79,497	—	—
Banks	1,116,338	1,116,338	—	—
Biotechnology	6,156,336	6,156,336	—	—
Building Materials	2,354,435	2,354,435	—	—
Chemicals	1,512,660	1,512,660	—	—
Commercial Services	10,803,690	10,803,690	—	—
Computers	2,609,215	2,609,215	—	—
Distribution & Wholesale	1,440,794	1,440,794	—	—
Diversified Financial
Services	3,139,298	3,139,298	—	—
Electric	690,151	690,151	—	—
Electrical Components & Equipment	1,886,921	1,886,921	—	—
Electronics	6,254,668	6,254,668	—	—

ASSETS TABLE
Description	Total Market Value at 6/30/2024	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Entertainment	$896,780	$896,780	$—	$—
Environmental Control	2,127,813	2,127,813	—	—
Food	928,283	928,283	—	—
Food Service	807,975	807,975	—	—
Hand & Machine Tools	521,591	521,591	—	—
Healthcare Products	9,015,842	9,015,842	—	—
Healthcare Services	1,129,916	1,129,916	—	—
Home Builders	370,716	370,716	—	—
Home Furnishings	518,617	518,617	—	—
Insurance	1,000,306	1,000,306	—	—
Internet	842,485	842,485	—	—
Machinery — Diversified	5,739,077	5,739,077	—	—
Miscellaneous Manufacturing	3,047,682	3,047,682	—	—
Oil & Gas	2,383,066	2,383,066	—	—
Packaging and Containers	2,251,884	1,533,922	717,962	—
Pharmaceuticals	5,552,658	5,552,658	—	—
Retail	2,056,261	2,056,261	—	—
Semiconductors	3,083,577	3,083,577	—	—
Software	14,165,978	14,165,978	—	—
Telecommunications	1,830,949	1,830,949	—	—
Transportation	1,261,137	1,261,137	—	—

Total Common Stocks	98,956,777	98,238,815	717,962	—

Real Estate Investment Trusts	885,120	885,120	—	—
Rights	21,766	—	21,766	—
Short-Term Investments	535,808	535,808	—	—

Total Investments	$100,399,471	$99,659,743	$739,728	$—

It is the Fund’s practice to recognize transfers into and transfers out of Level 3 at the fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Small Cap Value Fund

	Number of Shares	Value†
COMMON STOCKS — 90.3%
Aerospace & Defense — 2.0%
Barnes Group, Inc.	19,407	$803,644
Kratos Defense & Security Solutions, Inc.*	44,760	895,648
Mercury Systems, Inc.*	13,056	352,381
Moog, Inc., Class A	5,217	872,804

		2,924,477

Airlines — 0.2%
JetBlue Airways Corp.*	47,111	286,906

Apparel — 0.6%
Crocs, Inc.*	6,114	892,277

Auto Manufacturers — 0.5%
REV Group, Inc.	31,724	789,610

Auto Parts & Equipment — 1.5%
Adient PLC*	32,534	803,915
Phinia, Inc.	21,499	846,201
The Goodyear Tire & Rubber Co.*	48,128	546,253

		2,196,369

Banks — 13.6%
Ameris Bancorp	37,368	1,881,479
Atlantic Union Bankshares Corp.	33,020	1,084,707
Banner Corp.	19,922	988,928
Community Financial System, Inc.	18,597	877,964
ConnectOne Bancorp, Inc.	35,077	662,604
CVB Financial Corp.	38,753	668,102
Eastern Bankshares, Inc.	76,114	1,064,074
FB Financial Corp.	23,517	917,868
First Financial Bankshares, Inc.	22,096	652,495
First Merchants Corp.	26,940	896,833
Glacier Bancorp, Inc.	22,433	837,200
Home BancShares, Inc.	71,347	1,709,474
NBT Bancorp, Inc.	19,020	734,172
Origin Bancorp, Inc.	24,397	773,873
Pinnacle Financial Partners, Inc.	17,012	1,361,640
SouthState Corp.	19,667	1,502,952
Stock Yards Bancorp, Inc.	13,182	654,750
TriCo Bancshares	26,424	1,045,598
Valley National Bancorp	121,497	848,049
Walker & Dunlop, Inc.	8,307	815,747

		19,978,509

Beverages — 0.8%
Primo Water Corp.	52,855	1,155,410

Biotechnology — 3.1%
Bridgebio Pharma, Inc.*	6,395	161,985
Celldex Therapeutics, Inc.*	4,675	173,022
CG oncology, Inc.*	4,777	150,810
Crinetics Pharmaceuticals, Inc.*	3,344	149,778
Cytokinetics, Inc.*	14,599	790,974
Intellia Therapeutics, Inc.*	11,952	267,486
Myriad Genetics, Inc.*	26,695	652,960
NeoGenomics, Inc.*	77,744	1,078,309

	Number of Shares	Value†

Biotechnology — (continued)
REVOLUTION Medicines, Inc.*	6,836	$265,305
Syndax Pharmaceuticals, Inc.*	8,538	175,285
Ultragenyx Pharmaceutical, Inc.*	5,240	215,364
Veracyte, Inc.*	25,015	542,075

		4,623,353

Building Materials — 2.5%
Boise Cascade Co.	5,186	618,275
Knife River Corp.*	10,433	731,770
Masterbrand, Inc.*	59,666	875,897
SPX Technologies, Inc.*	6,391	908,417
Summit Materials, Inc., Class A*	13,826	506,170

		3,640,529

Chemicals — 3.9%
Arcadium Lithium PLC*	84,899	285,261
Ashland, Inc.	11,360	1,073,406
Avient Corp.	22,722	991,815
Ecovyst, Inc.*	40,936	367,196
Element Solutions, Inc.	23,965	649,931
H.B. Fuller Co.	6,690	514,862
Minerals Technologies, Inc.	7,430	617,879
Rogers Corp.*	5,188	625,725
Tronox Holdings PLC	41,927	657,835

		5,783,910

Coal — 1.3%
Arch Resources, Inc.	4,153	632,211
Peabody Energy Corp.	24,389	539,485
Warrior Met Coal, Inc.	10,868	682,184

		1,853,880

Commercial Services — 2.8%
Alight, Inc., Class A*	91,545	675,602
AMN Healthcare Services, Inc.*	9,431	483,150
BrightView Holdings, Inc.*	51,631	686,692
ICF International, Inc.	5,166	766,944
V2X, Inc.*	16,587	795,513
Valvoline, Inc.*	15,443	667,138

		4,075,039

Computers — 1.6%
ASGN, Inc.*	19,077	1,682,019
Tenable Holdings, Inc.*	14,630	637,576

		2,319,595

Diversified Financial Services — 5.2%
Encore Capital Group, Inc.*	20,052	836,770
Marex Group PLC*	19,689	393,780
Mr. Cooper Group, Inc.*	15,298	1,242,656
PennyMac Financial Services, Inc.	14,213	1,344,550
Perella Weinberg Partners	73,187	1,189,289
Piper Sandler Cos.	4,858	1,118,166
PJT Partners, Inc., Class A	5,592	603,432
Stifel Financial Corp.	11,579	974,373

		7,703,016

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Small Cap Value Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Electric — 3.2%
IDACORP, Inc.	8,721	$812,361
MGE Energy, Inc.	5,868	438,457
Ormat Technologies, Inc.	13,555	971,893
PNM Resources, Inc.	36,835	1,361,422
Portland General Electric Co.	27,117	1,172,539

		4,756,672

Electrical Components & Equipment — 0.6%
EnerSys	8,997	931,369

Electronics — 3.1%
Advanced Energy Industries, Inc.	5,406	587,956
CTS Corp.	9,562	484,124
Knowles Corp.*	75,064	1,295,605
Sanmina Corp.*	18,958	1,255,967
TTM Technologies, Inc.*	46,320	899,998

		4,523,650

Engineering & Construction — 1.5%
Arcosa, Inc.	16,862	1,406,460
Granite Construction, Inc.	12,754	790,365

		2,196,825

Entertainment — 0.5%
International Game Technology PLC	37,987	777,214

Food — 1.5%
Cal-Maine Foods, Inc.	5,559	339,711
Krispy Kreme, Inc.	40,882	439,890
Lancaster Colony Corp.	2,730	515,888
The Simply Good Foods Co.*	15,939	575,876
Utz Brands, Inc.	24,647	410,126

		2,281,491

Gas — 1.1%
Chesapeake Utilities Corp.	5,388	572,206
ONE Gas, Inc.	16,631	1,061,889

		1,634,095

Healthcare Products — 2.1%
Enovis Corp.*	14,763	667,288
Globus Medical, Inc., Class A*	9,560	654,764
Integer Holdings Corp.*	6,395	740,477
Merit Medical Systems, Inc.*	6,582	565,723
QuidelOrtho Corp.*	12,198	405,218

		3,033,470

Healthcare Services — 0.7%
Acadia Healthcare Co., Inc.*	9,749	658,447
Fortrea Holdings, Inc.*	13,361	311,846

		970,293

Home Builders — 3.2%
Installed Building Products, Inc.	2,550	524,484
M/I Homes, Inc.*	9,915	1,211,018
Meritage Homes Corp.	13,547	2,192,582
Tri Pointe Homes, Inc.*	22,444	836,039

		4,764,123

	Number of Shares	Value†

Insurance — 4.7%
Abacus Life, Inc.*	50,769	$439,152
CNO Financial Group, Inc.	26,247	727,567
Enstar Group Ltd.*	3,686	1,126,810
Kemper Corp.	18,434	1,093,689
MGIC Investment Corp.	68,738	1,481,304
Skyward Specialty Insurance Group, Inc.*	31,192	1,128,527
The Hanover Insurance Group, Inc.	7,498	940,549

		6,937,598

Iron & Steel — 1.4%
Carpenter Technology Corp.	4,077	446,758
Commercial Metals Co.	28,695	1,577,938

		2,024,696

Leisure Time — 0.5%
Topgolf Callaway Brands Corp.*	48,886	747,956

Lodging — 1.7%
Boyd Gaming Corp.	13,159	725,061
Travel + Leisure Co.	18,867	848,638
Wyndham Hotels & Resorts, Inc.	12,667	937,358

		2,511,057

Machinery — Diversified — 2.5%
Columbus McKinnon Corp.	12,627	436,136
Gates Industrial Corp. PLC*	123,594	1,954,021
Ichor Holdings Ltd.*	17,992	693,592
Zurn Elkay Water Solutions Corp.	21,060	619,164

		3,702,913

Media — 0.7%
Nexstar Media Group, Inc.	3,279	544,347
TEGNA, Inc.	34,502	480,958

		1,025,305

Metal Fabricate/Hardware — 1.1%
AZZ, Inc.	9,516	735,111
Standex International Corp.	5,866	945,306

		1,680,417

Mining — 0.7%
Constellium S.E.*	45,378	855,375
Uranium Energy Corp.*	24,795	149,018

		1,004,393

Miscellaneous Manufacturing — 0.9%
Enpro, Inc.	7,094	1,032,674
Federal Signal Corp.	3,500	292,845

		1,325,519

Oil & Gas — 5.3%
California Resources Corp.	12,778	680,045
Civitas Resources, Inc.	6,365	439,185
Gulfport Energy Corp.*	5,052	762,852
Murphy Oil Corp.	32,383	1,335,475
Noble Corp. PLC	19,000	848,350
Patterson-UTI Energy, Inc.	105,639	1,094,420
PBF Energy, Inc., Class A	21,886	1,007,194

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Small Cap Value Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Oil & Gas — (continued)
Seadrill Ltd.*	12,539	$645,758
SM Energy Co.	24,652	1,065,706

		7,878,985

Oil & Gas Services — 1.5%
Atlas Energy Solutions, Inc.	18,551	369,721
Kodiak Gas Services, Inc.	25,639	698,919
Liberty Energy, Inc.	30,877	645,021
Tidewater, Inc.*	5,735	546,029

		2,259,690

Packaging and Containers — 0.7%
Greif, Inc., Class A	9,903	569,125
O-I Glass, Inc.*	38,812	431,978

		1,001,103

Pharmaceuticals — 0.5%
Agios Pharmaceuticals, Inc.*	5,965	257,211
Alkermes PLC*	13,494	325,205
Madrigal Pharmaceuticals, Inc.*	613	171,738

		754,154

Pipelines — 0.3%
Equitrans Midstream Corp.	34,492	447,706

Real Estate — 0.7%
Newmark Group, Inc., Class A	96,478	986,970

Retail — 4.4%
Academy Sports & Outdoors, Inc.	9,380	499,485
Asbury Automotive Group, Inc.*	3,322	756,984
Beacon Roofing Supply, Inc.*	12,077	1,092,968
First Watch Restaurant Group, Inc.*	19,892	349,304
FirstCash Holdings, Inc.	7,167	751,675
Foot Locker, Inc.	28,916	720,587
Group 1 Automotive, Inc.	2,697	801,764
La-Z-Boy, Inc.	16,022	597,300
Ollie’s Bargain Outlet Holdings, Inc.*	2,962	290,780
Patrick Industries, Inc.	5,466	593,334

		6,454,181

Savings & Loans — 1.7%
Banc of California, Inc.	53,784	687,360
OceanFirst Financial Corp.	45,143	717,322
Pacific Premier Bancorp, Inc.	45,869	1,053,611

		2,458,293

Semiconductors — 2.1%
Axcelis Technologies, Inc.*	4,168	592,648
Cohu, Inc.*	21,677	717,509
MACOM Technology Solutions
Holdings, Inc.*	4,001	445,991
Semtech Corp.*	30,206	902,555
Synaptics, Inc.*	4,280	377,496

		3,036,199

Software — 0.1%
Health Catalyst, Inc.*	25,184	160,926

	Number of Shares	Value†

Telecommunications — 0.2%
Telephone and Data Systems, Inc.	12,524	$259,623

Transportation — 1.5%
DHT Holdings, Inc.	51,412	594,837
Dorian LPG Ltd.	12,239	513,548
Marten Transport Ltd.	21,668	399,775
Scorpio Tankers, Inc.	8,469	688,445

		2,196,605

TOTAL COMMON STOCKS (Cost $125,070,240)		132,946,371

REAL ESTATE INVESTMENT TRUSTS — 9.3%
Apartments — 0.9%
Independence Realty Trust, Inc.	68,899	1,291,167

Hotels & Resorts — 2.0%
Apple Hospitality REIT, Inc.	78,957	1,148,035
Pebblebrook Hotel Trust	50,588	695,585
RLJ Lodging Trust	120,611	1,161,484

		3,005,104

Industrial — 1.8%
STAG lndustrial, Inc.	38,180	1,376,771
Terreno Realty Corp.	20,828	1,232,601

		2,609,372

Mortgage Banks — 1.2%
Ladder Capital Corp.	68,755	776,244
PennyMac Mortgage Investment Trust	47,397	651,709
TPG RE Finance Trust, Inc.	31,257	270,060

		1,698,013

Office Property — 0.4%
Kilroy Realty Corp.	18,867	588,084

Single Tenant — 0.5%
Agree Realty Corp.	11,923	738,511

Strip Centers — 2.5%
Acadia Realty Trust	94,383	1,691,343
SITE Centers Corp.	140,326	2,034,727

		3,726,070

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $14,674,219)		13,656,321

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Small Cap Value Fund

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 0.6%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.208%) (Cost $863,650)	863,650	$863,650

TOTAL INVESTMENTS — 100.2% (Cost $140,608,109)		$147,466,342
Other Assets & Liabilities — (0.2)%		(242,093)

TOTAL NET ASSETS — 100.0%		$147,224,249

†	See Security Valuation Note.
*	Non-income producing security.

PLC— Public Limited Company.

REIT— Real Estate Investment Trust.

S.E.— Societas Europaea.

Summary of inputs used to value the Fund’s investments as of 6/30/2024 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 6/30/2024	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Common Stocks	$132,946,371	$132,946,371	$—	$—
Real Estate Investment Trusts	13,656,321	13,656,321	—	—
Short-Term Investments	863,650	863,650	—	—

Total Investments	$147,466,342	$147,466,342	$—	$—

It is the Fund’s practice to recognize transfers into and transfers out of Level 3 at the fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — 93.0%
Advertising — 0.1%
Advantage Solutions, Inc.*	2,600	$8,372
Boston Omaha Corp., Class A*	700	9,422
Clear Channel Outdoor Holdings, Inc.*	12,200	17,202
National CineMedia, Inc.*	2,500	10,975
Stagwell, Inc.*	2,700	18,414

		64,385

Aerospace & Defense — 1.2%
AAR Corp.*	1,169	84,986
AeroVironment, Inc.*	848	154,472
AerSale Corp.*	1,000	6,920
Archer Aviation, Inc., Class A*	7,900	27,808
Astronics Corp.*	995	19,930
Barnes Group, Inc.	1,565	64,807
Ducommun, Inc.*	400	23,224
Eve Holding, Inc.*	700	2,835
Intuitive Machines, Inc.*	1,200	3,960
Joby Aviation, Inc.*	13,400	68,340
Kratos Defense & Security Solutions, Inc.*	4,922	98,489
Leonardo DRS, Inc.*	2,500	63,775
Mercury Systems, Inc.*	1,800	48,582
Moog, Inc., Class A	991	165,794
National Presto Industries, Inc.	148	11,119
Redwire Corp.*	900	6,453
Rocket Lab USA, Inc.*	11,700	56,160
Triumph Group, Inc.*	2,200	33,902
Virgin Galactic Holdings, Inc.*	440	3,709
VirTra, Inc.*	500	3,845

		949,110

Agriculture — 0.4%
Alico, Inc.	200	5,182
Dole PLC	2,300	28,152
Fresh Del Monte Produce, Inc.	1,116	24,385
Ispire Technology, Inc.*	800	6,400
Limoneira Co.	600	12,486
Tejon Ranch Co.*	725	12,369
The Andersons, Inc.	1,032	51,187
Turning Point Brands, Inc.	500	16,045
Universal Corp.	755	36,383
Vector Group Ltd.	4,857	51,338
Vital Farms, Inc.*	1,100	51,447

		295,374

Airlines — 0.3%
Allegiant Travel Co.	524	26,320
Frontier Group Holdings, Inc.*	1,200	5,916
Hawaiian Holdings, Inc.*	1,626	20,211
JetBlue Airways Corp.*	11,000	66,990
SkyWest, Inc.*	1,281	105,132
Spirit Airlines, Inc.	3,800	13,908
Sun Country Airlines Holdings, Inc.*	1,200	15,072
Wheels Up Experience, Inc.*	3,400	6,426

		259,975

	Number of Shares	Value†

Apparel — 0.5%
Hanesbrands, Inc.*	11,700	$57,681
Kontoor Brands, Inc.	1,800	119,070
Oxford Industries, Inc.	508	50,876
Rocky Brands, Inc.	200	7,392
Steven Madden Ltd.	2,373	100,378
Superior Group of Cos., Inc.	500	9,455
Torrid Holdings, Inc.*	400	2,996
Weyco Group, Inc.	200	6,064
Wolverine World Wide, Inc.	2,682	36,261

		390,173

Auto Manufacturers — 0.2%
Blue Bird Corp.*	1,092	58,804
Canoo, Inc.*	2,400	5,112
Hyliion Holdings Corp.*	5,500	8,910
REV Group, Inc.	1,700	42,313
Wabash National Corp.	1,400	30,576

		145,715

Auto Parts & Equipment — 1.1%
Adient PLC*	2,900	71,659
Aeva Technologies, Inc.*	680	1,714
American Axle & Manufacturing Holdings, Inc.*	3,416	23,878
Aurora Innovation, Inc.*	28,100	77,837
Commercial Vehicle Group, Inc.*	1,200	5,880
Cooper-Standard Holdings, Inc.*	500	6,220
Dana, Inc.	4,196	50,855
Dorman Products, Inc.*	839	76,752
Douglas Dynamics, Inc.	800	18,720
Fox Factory Holding Corp.*	1,357	65,394
Gentherm, Inc.*	1,068	52,674
Holley, Inc.*	1,700	6,086
indie Semiconductor, Inc., Class A*	5,500	33,935
Luminar Technologies, Inc.*	11,600	17,284
Methode Electronics, Inc.	1,060	10,971
Miller Industries, Inc.	343	18,872
Phinia, Inc.	1,500	59,040
SES AI Corp.*	4,800	6,000
Solid Power, Inc.*	4,500	7,425
Standard Motor Products, Inc.	700	19,411
The Goodyear Tire & Rubber Co.*	9,495	107,768
The Shyft Group, Inc.	1,200	14,232
Titan International, Inc.*	1,800	13,338
Visteon Corp.*	862	91,975
XPEL, Inc.*	900	32,004

		889,924

Banks — 8.2%
1st Source Corp.	588	31,529
ACNB Corp.	300	10,881
Alerus Financial Corp.	600	11,766
Amalgamated Financial Corp.	600	16,440
Amerant Bancorp, Inc.	900	20,430
Ameris Bancorp	2,212	111,374
Ames National Corp.	300	6,147

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Banks — (continued)
Arrow Financial Corp.	475	$12,374
Associated Banc-Corp.	4,900	103,635
Atlantic Union Bankshares Corp.	3,012	98,944
BancFirst Corp.	620	54,374
Bank First Corp.	300	24,777
Bank of Hawaii Corp.	1,300	74,373
Bank of Marin Bancorp	480	7,771
Bank7 Corp.	200	6,260
BankUnited, Inc.	2,500	73,175
Bankwell Financial Group, Inc.	200	5,074
Banner Corp.	1,100	54,604
Bar Harbor Bankshares	397	10,671
BayCom Corp.	400	8,140
BCB Bancorp, Inc.	500	5,315
Blue Foundry Bancorp*	900	8,163
Bridgewater Bancshares Inc.*	700	8,127
Burke & Herbert Financial Services Corp.	402	20,494
Business First Bancshares, Inc.	800	17,408
Byline Bancorp, Inc.	1,100	26,114
Cadence Bank	6,083	172,027
California BanCorp*	300	6,450
Cambridge Bancorp	300	20,700
Camden National Corp.	439	14,487
Capital Bancorp, Inc.	300	6,150
Capital City Bank Group, Inc.	469	13,338
Carter Bankshares, Inc.*	800	12,096
Cathay General Bancorp	2,250	84,870
Central Pacific Financial Corp.	900	19,080
Chemung Financial Corp.	100	4,800
ChoiceOne Financial Services, Inc.	300	8,595
Citizens & Northern Corp.	556	9,947
Citizens Financial Services, Inc.	101	4,539
City Holding Co.	445	47,281
Civista Bancshares, Inc.	600	9,294
CNB Financial Corp.	574	11,715
Coastal Financial Corp.*	400	18,456
Colony Bankcorp, Inc.	500	6,125
Community Financial System, Inc.	1,737	82,004
Community Trust Bancorp, Inc.	483	21,088
Community West Bancshares	400	7,400
ConnectOne Bancorp, Inc.	1,060	20,023
CrossFirst Bankshares, Inc.*	1,500	21,030
Customers Bancorp, Inc.*	980	47,020
CVB Financial Corp.	4,292	73,994
Dime Community Bancshares, Inc.	1,109	22,624
Eagle Bancorp, Inc.	873	16,500
Eastern Bankshares, Inc.	5,200	72,696
Enterprise Bancorp, Inc.	313	7,787
Enterprise Financial Services Corp.	1,180	48,274
Equity Bancshares, Inc., Class A	500	17,600
Esquire Financial Holdings, Inc.	200	9,520
Farmers & Merchants Bancorp, Inc.	400	9,288
Farmers National Banc Corp.	1,100	13,739
FB Financial Corp.	1,186	46,290

	Number of Shares	Value†

Banks — (continued)
Fidelity D&D Bancorp, Inc.	100	$4,380
Financial Institutions, Inc.	440	8,501
First Bancorp	1,324	42,262
First Bancorp	5,500	100,595
First Bank	800	10,192
First Busey Corp.	1,713	41,472
First Business Financial Services, Inc.	300	11,097
First Commonwealth Financial Corp.	3,421	47,244
First Community Bankshares, Inc.	626	23,062
First Financial Bancorp	3,182	70,704
First Financial Bankshares, Inc.	4,204	124,144
First Financial Corp.	380	14,014
First Foundation, Inc.	1,800	11,790
First Internet Bancorp	300	8,106
First Interstate BancSystem, Inc., Class A	2,587	71,841
First Merchants Corp.	1,930	64,250
First Mid Bancshares, Inc.	700	23,016
Five Star Bancorp	500	11,825
Fulton Financial Corp.	6,003	101,931
FVCBankcorp, Inc.*	500	5,460
German American Bancorp, Inc.	938	33,158
Glacier Bancorp, Inc.	3,799	141,779
Great Southern Bancorp, Inc.	271	15,070
Guaranty Bancshares, Inc.	330	10,408
Hancock Whitney Corp.	2,878	137,655
Hanmi Financial Corp.	1,113	18,609
HarborOne Bancorp, Inc.	1,177	13,100
HBT Financial, Inc.	400	8,168
Heartland Financial USA, Inc.	1,417	62,986
Heritage Commerce Corp.	1,900	16,530
Heritage Financial Corp.	1,230	22,177
Hilltop Holdings, Inc.	1,542	48,234
Home BancShares, Inc.	6,235	149,391
HomeStreet, Inc.	600	6,840
Hope Bancorp, Inc.	3,567	38,310
Horizon Bancorp, Inc.	1,350	16,700
Independent Bank Corp.	1,360	68,979
Independent Bank Corp.	600	16,200
Independent Bank Group, Inc.	1,150	52,348
International Bancshares Corp.	1,825	104,408
Investar Holding Corp.	400	6,160
John Marshall Bancorp, Inc.	400	6,976
Kearny Financial Corp.	1,645	10,117
Lakeland Financial Corp.	791	48,662
LCNB Corp.	400	5,564
LINKBANCORP, Inc.	900	5,508
Live Oak Bancshares, Inc.	1,100	38,566
Macatawa Bank Corp.	800	11,680
Mercantile Bank Corp.	500	20,285
Merchants Bancorp	500	20,270
Metrocity Bankshares, Inc.	600	15,840
Metropolitan Bank Holding Corp.*	300	12,627
Mid Penn Bancorp, Inc.	400	8,780
Middlefield Banc Corp.	300	7,215

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Banks — (continued)
Midland States Bancorp, Inc.	700	$15,855
MidWestOne Financial Group, Inc.	400	8,996
MVB Financial Corp.	400	7,456
National Bank Holdings Corp., Class A	1,200	46,860
National Bankshares, Inc.	200	5,656
NB Bancorp, Inc.*	1,300	19,604
NBT Bancorp, Inc.	1,469	56,703
Nicolet Bankshares, Inc.	400	33,216
Northeast Bank	200	12,172
Northeast Community Bancorp, Inc.	500	8,910
Northrim BanCorp, Inc.	200	11,528
Norwood Financial Corp.	300	7,614
Oak Valley Bancorp	300	7,491
OFG Bancorp	1,510	56,550
Old National Bancorp	10,450	179,636
Old Second Bancorp, Inc.	1,400	20,734
Orange County Bancorp, Inc.	200	10,576
Origin Bancorp, Inc.	1,000	31,720
Orrstown Financial Services, Inc.	600	16,416
Park National Corp.	444	63,199
Parke Bancorp, Inc.	300	5,220
Pathward Financial, Inc.	800	45,256
PCB Bancorp	400	6,512
Peapack-Gladstone Financial Corp.	436	9,875
Peoples Bancorp of North Carolina, Inc.	200	5,840
Peoples Bancorp, Inc.	1,091	32,730
Peoples Financial Services Corp.	300	13,662
Pioneer Bancorp, Inc.*	500	5,005
Plumas Bancorp	200	7,196
Ponce Financial Group, Inc.*	800	7,312
Preferred Bank	400	30,196
Premier Financial Corp.	1,131	23,140
Primis Financial Corp.	500	5,240
Princeton Bancorp, Inc.	200	6,620
Provident Bancorp, Inc.*	600	6,114
QCR Holdings, Inc.	500	30,000
RBB Bancorp	400	7,524
Red River Bancshares, Inc.	100	4,799
Renasant Corp.	1,835	56,041
Republic Bancorp, Inc., Class A	287	15,386
S&T Bancorp, Inc.	1,181	39,434
Sandy Spring Bancorp, Inc.	1,450	35,322
Seacoast Banking Corp of Florida	2,796	66,097
ServisFirst Bancshares, Inc.	1,700	107,423
Shore Bancshares, Inc.	1,065	12,194
Sierra Bancorp	412	9,221
Simmons First National Corp., Class A	4,196	73,766
SmartFinancial, Inc.	600	14,202
South Plains Financial, Inc.	400	10,800
Southern California Bancorp*	500	6,735
Southern First Bancshares, Inc.*	300	8,772
Southern States Bancshares, Inc.	300	8,142
Southside Bancshares, Inc.	971	26,809
SouthState Corp.	2,527	193,113
Stellar Bancorp, Inc.	1,492	34,256

	Number of Shares	Value†

Banks — (continued)
Sterling Bancorp, Inc.*	600	$3,138
Stock Yards Bancorp, Inc.	867	43,064
Texas Capital Bancshares, Inc.*	1,500	91,710
The Bancorp, Inc.*	1,612	60,869
The Bank of NT Butterfield & Son Ltd.	1,600	56,192
The First Bancorp, Inc.	234	5,815
The First Bancshares, Inc.	1,000	25,980
The First of Long Island Corp.	689	6,904
Third Coast Bancshares, Inc.*	500	10,635
Tompkins Financial Corp.	458	22,396
Towne Bank	2,277	62,094
TriCo Bancshares	998	39,491
Triumph Financial, Inc.*	700	57,225
TrustCo Bank Corp.	650	18,701
Trustmark Corp.	2,030	60,981
UMB Financial Corp.*	1,481	123,545
United Bankshares, Inc.	4,360	141,438
United Community Banks, Inc.	3,971	101,102
Unity Bancorp, Inc.	200	5,914
Univest Financial Corp.	987	22,533
USCB Financial Holdings, Inc.	400	5,132
Valley National Bancorp	13,983	97,601
Veritex Holdings, Inc.	1,753	36,971
Virginia National Bankshares Corp.	200	6,560
Walker & Dunlop, Inc.	1,040	102,128
Washington Trust Bancorp, Inc.	570	15,624
WesBanco, Inc.	1,830	51,075
West BanCorp, Inc.	478	8,556
Westamerica BanCorp	873	42,367

		6,746,960

Beverages — 0.3%
BRC, Inc., Class A*	1,800	11,034
MGP Ingredients, Inc.	500	37,200
National Beverage Corp.	784	40,172
Primo Water Corp.	5,100	111,486
The Duckhorn Portfolio, Inc.*	1,600	11,360
The Vita Coco Co., Inc.*	1,200	33,420
Westrock Coffee Co.*	1,100	11,253

		255,925

Biotechnology — 7.8%
2seventy bio, Inc.*	1,433	5,517
4D Molecular Therapeutics, Inc.*	1,700	35,683
89bio, Inc.*	2,800	22,428
Absci Corp.*	2,900	8,932
ACADIA Pharmaceuticals, Inc.*	4,000	65,000
Achieve Life Sciences, Inc.*	1,300	6,110
Acrivon Therapeutics, Inc.*	400	2,320
Actinium Pharmaceuticals, Inc.*	1,000	7,400
Acumen Pharmaceuticals, Inc.*	1,800	4,356
ADC Therapeutics S.A.*	2,600	8,216
ADMA Biologics, Inc.*	7,500	83,850
Adverum Biotechnologies, Inc.*	800	5,488
Aerovate Therapeutics, Inc.*	300	498
Agenus, Inc.*	505	8,459

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Biotechnology — (continued)
Akero Therapeutics, Inc.*	2,300	$53,958
Aldeyra Therapeutics, Inc.*	1,800	5,958
Allogene Therapeutics, Inc.*	2,800	6,524
Altimmune, Inc.*	1,900	12,635
Alto Neuroscience, Inc.*	400	4,276
ALX Oncology Holdings, Inc.*	600	3,618
Amicus Therapeutics, Inc.*	9,800	97,216
AnaptysBio, Inc.*	700	17,542
Anavex Life Sciences Corp.*	2,500	10,550
ANI Pharmaceuticals, Inc.*	600	38,208
Annexon, Inc.*	3,000	14,700
Apogee Therapeutics, Inc.*	1,300	51,155
Applied Therapeutics, Inc.*	3,400	15,878
Arbutus Biopharma Corp.*	4,800	14,832
Arcellx, Inc.*	1,400	77,266
Arcturus Therapeutics Holdings, Inc.*	700	17,045
Arcus Biosciences, Inc.*	1,800	27,414
Arcutis Biotherapeutics, Inc.*	3,600	33,480
Ardelyx, Inc.*	7,700	57,057
ArriVent Biopharma, Inc.*	400	7,420
Arrowhead Pharmaceuticals, Inc.*	4,000	103,960
ARS Pharmaceuticals, Inc.*	1,700	14,467
Astria Therapeutics, Inc.*	1,600	14,560
Atea Pharmaceuticals, Inc.*	2,800	9,268
Atossa Therapeutics, Inc.*	4,900	5,831
Aura Biosciences, Inc.*	1,600	12,096
Aurinia Pharmaceuticals, Inc.*	4,500	25,695
Avid Bioservices, Inc.*	2,100	14,994
Avidity Biosciences, Inc.*	3,400	138,890
Axsome Therapeutics, Inc.*	1,200	96,600
Beam Therapeutics, Inc.*	2,600	60,918
BioCryst Pharmaceuticals, Inc.*	7,000	43,260
Biohaven Ltd.*	2,461	85,421
Biomea Fusion, Inc.*	700	3,150
Black Diamond Therapeutics, Inc.*	1,400	6,524
Bluebird Bio, Inc.*	4,200	4,134
Blueprint Medicines Corp.*	2,100	226,338
Bridgebio Pharma, Inc.*	4,655	117,911
C4 Therapeutics, Inc.*	2,100	9,702
Cabaletta Bio, Inc.*	1,500	11,220
Candel Therapeutics, Inc.*	800	4,960
Capricor Therapeutics, Inc.*	1,000	4,770
Cardiff Oncology, Inc.*	1,600	3,552
Cargo Therapeutics, Inc.*	700	11,494
Caribou Biosciences, Inc.*	3,000	4,920
Cartesian Therapeutics, Inc.*	160	4,322
Cassava Sciences, Inc.*	1,400	17,290
Celcuity, Inc.*	800	13,104
Celldex Therapeutics, Inc.*	2,200	81,422
Century Therapeutics, Inc.*	800	2,040
CervoMed, Inc.*	200	3,424
CG oncology, Inc.*	700	22,099
Chinook Therapeutics, Inc.*	2,060	803
ChromaDex Corp.*	1,900	5,187
Cibus, Inc.*	600	5,910

	Number of Shares	Value†

Biotechnology — (continued)
Cogent Biosciences, Inc.*	2,900	$24,447
Compass Therapeutics, Inc.*	3,500	3,500
Contineum Therapeutics, Inc., Class A*	300	5,283
Crinetics Pharmaceuticals, Inc.*	2,600	116,454
Cullinan Therapeutics, Inc.*	1,300	22,672
Cytek Biosciences, Inc.*	4,000	22,320
Cytokinetics, Inc.*	3,700	200,466
Day One Biopharmaceuticals, Inc.*	1,900	26,182
Denali Therapeutics, Inc.*	4,100	95,202
Design Therapeutics, Inc.*	1,300	4,355
Dianthus Therapeutics, Inc.*	800	20,704
Disc Medicine, Inc.*	600	27,042
Dynavax Technologies Corp.*	4,420	49,637
Dyne Therapeutics, Inc.*	2,700	95,283
Edgewise Therapeutics, Inc.*	2,400	43,224
Editas Medicine, Inc.*	2,500	11,675
Elevation Oncology, Inc.*	2,100	5,670
Entrada Therapeutics, Inc.*	800	11,400
Erasca, Inc.*	2,400	5,664
Esperion Therapeutics, Inc.*	6,600	14,652
Evolus, Inc.*	1,900	20,615
EyePoint Pharmaceuticals, Inc.*	1,300	11,310
Fate Therapeutics, Inc.*	2,900	9,512
Fibrobiologics, Inc.*	1,000	4,990
Generation Bio Co.*	1,300	3,666
Geron Corp.*	19,240	81,577
Greenwich Lifesciences, Inc.*	200	3,452
Guardant Health, Inc.*	3,900	112,632
Halozyme Therapeutics, Inc.*	4,089	214,100
Harvard Bioscience, Inc.*	1,500	4,275
HilleVax, Inc.*	1,100	15,906
Humacyte, Inc.*	3,100	14,880
Ideaya Biosciences, Inc.*	2,500	87,775
IGM Biosciences, Inc.*	300	2,061
ImmunityBio, Inc.*	4,800	30,336
Immunome, Inc.*	1,800	21,780
Immunovant, Inc.*	1,900	50,160
Inhibrx Biosciences, Inc.*	200	2,834
Inmune Bio, Inc.*	500	4,410
Innoviva, Inc.*	1,700	27,880
Inovio Pharmaceuticals, Inc.*	900	7,272
Inozyme Pharma, Inc.*	1,300	5,798
Insmed, Inc.*	5,100	341,700
Intellia Therapeutics, Inc.*	3,200	71,616
Invivyd, Inc.*	3,300	3,630
Iovance Biotherapeutics, Inc.*	8,500	68,170
iTeos Therapeutics, Inc.*	700	10,388
Janux Therapeutics, Inc.*	900	37,701
Jasper Therapeutics, Inc.*	400	9,080
Keros Therapeutics, Inc.*	1,000	45,700
Kiniksa Pharmaceuticals International PLC*	1,300	24,271
Kodiak Sciences, Inc.*	1,100	2,585
Korro Bio, Inc.*	200	6,774
Krystal Biotech, Inc.*	794	145,810

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Biotechnology — (continued)
Kymera Therapeutics, Inc.*	1,500	$44,775
Kyverna Therapeutics, Inc.*	700	5,250
Larimar Therapeutics, Inc.*	1,500	10,875
LENZ Therapeutics, Inc.	485	8,386
Lexeo Therapeutics, Inc.*	200	3,208
Lexicon Pharmaceuticals, Inc.*	2,560	4,301
Ligand Pharmaceuticals, Inc.*	621	52,325
Lineage Cell Therapeutics, Inc.*	5,100	5,086
Liquidia Corp.*	2,000	24,000
MacroGenics, Inc.*	1,900	8,075
Maravai LifeSciences Holdings, Inc., Class A*	3,800	27,208
MeiraGTx Holdings PLC*	1,100	4,631
Merrimack Pharmaceuticals, Inc.*	400	0
Mersana Therapeutics, Inc.*	3,400	6,834
Mind Medicine MindMed, Inc.*	2,500	18,025
Mineralys Therapeutics, Inc.*	1,000	11,700
Monte Rosa Therapeutics, Inc.*	1,100	4,114
Myriad Genetics, Inc.*	3,000	73,380
Nektar Therapeutics*	6,600	8,184
NeoGenomics, Inc.*	4,000	55,480
Neumora Therapeutics, Inc.*	2,900	28,507
Nkarta, Inc.*	1,900	11,229
Novavax, Inc.*	4,700	59,502
Nurix Therapeutics, Inc.*	2,000	41,740
Nuvalent, Inc., Class A*	1,100	83,446
Nuvation Bio, Inc.*	6,200	18,104
Olema Pharmaceuticals, Inc.*	1,400	15,148
Omeros Corp.*	2,300	9,338
Organogenesis Holdings, Inc.*	2,500	7,000
Ovid therapeutics, Inc.*	2,300	1,769
PepGen, Inc.*	600	9,576
Perspective Therapeutics, Inc.*	1,600	15,952
Phathom Pharmaceuticals, Inc.*	1,200	12,360
Pliant Therapeutics, Inc.*	2,000	21,500
Poseida Therapeutics, Inc.*	2,800	8,176
Praxis Precision Medicines, Inc.*	600	24,816
Precigen, Inc.*	3,300	5,214
Prime Medicine, Inc.*	1,500	7,710
ProKidney Corp.*	1,500	3,690
Prothena Corp. PLC*	1,400	28,896
PTC Therapeutics, Inc.*	2,500	76,450
Puma Biotechnology, Inc.*	1,600	5,216
Pyxis Oncology, Inc.*	1,900	6,289
Q32 Bio, Inc.*	300	5,385
RAPT Therapeutics, Inc.*	1,000	3,050
Recursion Pharmaceuticals, Inc., Class A*	6,900	51,750
REGENXBIO, Inc.*	1,400	16,380
Relay Therapeutics, Inc.*	3,000	19,560
Renovaro, Inc.*	2,100	3,675
Replimune Group, Inc.*	1,800	16,200
REVOLUTION Medicines, Inc.*	5,101	197,970
Rigel Pharmaceuticals, Inc.*	629	5,170
Rocket Pharmaceuticals, Inc.*	2,200	47,366

	Number of Shares	Value†

Biotechnology — (continued)
Sage Therapeutics, Inc.*	1,800	$19,548
Sana Biotechnology, Inc.*	4,500	24,570
Savara, Inc.*	3,000	12,090
Scholar Rock Holding Corp.*	2,400	19,992
Scilex Holding Co.*	1,931	3,727
Shattuck Labs, Inc.*	1,500	5,790
Solid Biosciences, Inc.*	900	5,103
SpringWorks Therapeutics, Inc.*	2,200	82,874
Stoke Therapeutics, Inc.*	1,200	16,212
Sutro Biopharma, Inc.*	2,134	6,253
Syndax Pharmaceuticals, Inc.*	2,600	53,378
Tango Therapeutics, Inc.*	1,500	12,870
Tarsus Pharmaceuticals, Inc.*	1,200	32,616
Taysha Gene Therapies, Inc.*	5,700	12,768
Tenaya Therapeutics, Inc.*	1,500	4,650
Terns Pharmaceuticals, Inc.*	1,600	10,896
TG Therapeutics, Inc.*	4,700	83,613
Theravance Biopharma, Inc.*	1,600	13,568
Third Harmonic Bio, Inc.*	600	7,800
Tobira Therapeutic, Inc.*	400	1,812
Tourmaline Bio, Inc.	800	10,288
Travere Therapeutics, Inc.*	2,300	18,906
TScan Therapeutics, Inc.*	1,400	8,190
Tyra Biosciences, Inc.*	500	7,995
UroGen Pharma Ltd.*	1,000	16,780
Ventyx Biosciences, Inc.*	1,500	3,465
Vera Therapeutics, Inc.*	1,300	47,034
Veracyte, Inc.*	2,600	56,342
Verastem, Inc.*	1,100	3,278
Vericel Corp.*	1,600	73,408
Veru, Inc.*	5,400	4,543
Verve Therapeutics, Inc.*	2,300	11,224
Vir Biotechnology, Inc.*	3,000	26,700
Viridian Therapeutics, Inc.*	2,100	27,321
WaVe Life Sciences Ltd.*	2,300	11,477
X4 Pharmaceuticals, Inc.*	4,800	2,784
XBiotech, Inc.*	800	4,112
Xencor, Inc.*	1,900	35,967
XOMA Corp.*	300	7,107
Zentalis Pharmaceuticals, Inc.*	1,800	7,362
Zevra Therapeutics, Inc.*	1,400	6,860
Zura Bio Ltd.*	300	1,050
Zymeworks, Inc.*	1,600	13,616

		6,411,613

Building Materials — 1.8%
American Woodmark Corp.*	569	44,723
Apogee Enterprises, Inc.	743	46,686
Aspen Aerogels, Inc.*	2,000	47,700
Boise Cascade Co.	1,300	154,986
Caesarstone Ltd.*	800	4,000
Gibraltar Industries, Inc.*	1,001	68,619
Griffon Corp.	1,256	80,208
JELD-WEN Holding, Inc.*	2,700	36,369
Knife River Corp.*	1,900	133,266

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Building Materials — (continued)
LSI Industries, Inc.	1,000	$14,470
Masterbrand, Inc.*	4,000	58,720
Modine Manufacturing Co.*	1,677	168,019
SmartRent, Inc.*	6,700	16,013
Smith-Midland Corp.*	200	5,538
SPX Technologies, Inc.*	1,500	213,210
Summit Materials, Inc., Class A*	4,074	149,149
Tecnoglass, Inc.	800	40,144
UFP Industries, Inc.	2,049	229,488

		1,511,308

Chemicals — 2.0%
AdvanSix, Inc.	900	20,628
American Vanguard Corp.	778	6,691
Arcadium Lithium PLC*	36,084	121,242
Avient Corp.	2,955	128,986
Balchem Corp.	1,030	158,568
Cabot Corp.	1,800	165,402
Codexis, Inc.*	2,000	6,200
Danimer Scientific, Inc.*	1,066	0
Ecovyst, Inc.*	3,900	34,983
H.B. Fuller Co.	1,780	136,989
Hawkins, Inc.	698	63,518
Ingevity Corp.*	1,200	52,452
Innospec, Inc.	800	98,872
Intrepid Potash, Inc.*	370	8,669
Koppers Holdings, Inc.	620	22,934
Kronos Worldwide, Inc.	500	6,275
Lightwave Logic, Inc.*	3,700	11,063
Mativ Holdings, Inc.	1,655	28,069
Minerals Technologies, Inc.	1,028	85,488
Northern Technologies International Corp.	300	4,968
Oil-Dri Corp of America	200	12,818
Orion S.A.	1,900	41,686
Perimeter Solutions S.A.*	4,600	36,018
Quaker Chemical Corp.	445	75,517
Rayonier Advanced Materials, Inc.*	1,900	10,336
Rogers Corp.*	677	81,653
Sensient Technologies Corp.	1,358	100,750
Stepan Co.	676	56,757
Tronox Holdings PLC	4,000	62,760
Valhi, Inc.	100	1,783

		1,642,075

Coal — 0.7%
Alpha Metallurgical Resources, Inc.	369	103,516
Arch Resources, Inc.	578	87,989
CONSOL Energy, Inc.*	1,009	102,948
Hallador Energy Co.*	900	6,993
NACCO Industries, Inc., Class A	100	2,767
Peabody Energy Corp.	4,300	95,116
Ramaco Resources, Inc., Class A	700	8,715
Ramaco Resources, Inc., Class B	140	1,520
SunCoke Energy, Inc.	2,641	25,882

	Number of Shares	Value†

Coal — (continued)
Warrior Met Coal, Inc.	1,700	$106,709

		542,155

Commercial Services — 4.5%
ABM Industries, Inc.	2,039	103,112
Acacia Research Corp.*	1,500	7,515
Adtalem Global Education, Inc.*	1,300	88,673
AirSculpt Technologies, Inc.*	300	1,200
Alarm.com Holdings, Inc.*	1,600	101,664
Alight, Inc., Class A*	15,800	116,604
Alta Equipment Group, Inc.	700	5,628
American Public Education, Inc.*	600	10,548
AMN Healthcare Services, Inc.*	1,209	61,937
Arlo Technologies, Inc.*	3,033	39,550
Barrett Business Services, Inc.	920	30,148
BrightView Holdings, Inc.*	1,415	18,819
Cadiz, Inc.*	1,600	4,944
Carriage Services, Inc.	500	13,420
Cass Information Systems, Inc.	498	19,955
CBIZ, Inc.*	1,640	121,524
Chegg, Inc.*	3,800	12,008
Cimpress PLC*	560	49,062
CompoSecure, Inc., Class A	700	4,760
CoreCivic, Inc.*	3,500	45,430
Coursera, Inc.*	4,300	30,788
CPI Card Group, Inc.*	200	5,450
CRA International, Inc.	274	47,188
Cross Country Healthcare, Inc.*	1,084	15,003
Custom Truck One Source, Inc.*	2,100	9,135
Deluxe Corp.	1,507	33,847
Distribution Solutions Group, Inc.*	342	10,260
DLH Holdings Corp.*	400	4,224
Driven Brands Holdings, Inc.*	2,000	25,460
Emerald Holding, Inc.*	600	3,414
Ennis, Inc.	858	18,782
European Wax Center, Inc., Class A*	1,000	9,930
EVERTEC, Inc.	2,139	71,122
First Advantage Corp.	1,700	27,319
FiscalNote Holdings, Inc.*	2,500	3,650
Flywire Corp.*	4,000	65,560
Forrester Research, Inc.*	375	6,405
Franklin Covey Co.*	397	15,086
Graham Holdings Co., Class B	113	79,049
Green Dot Corp., Class A*	1,840	17,388
Healthcare Services Group, Inc.*	2,580	27,296
Heidrick & Struggles International, Inc.	669	21,127
Herc Holdings, Inc.	910	121,294
Hertz Global Holdings, Inc.*	4,300	15,179
HireQuest, Inc.	200	2,470
Huron Consulting Group, Inc.*	628	61,858
I3 Verticals, Inc., Class A*	800	17,664
ICF International, Inc.	598	88,779
Information Services Group, Inc.	1,200	3,528
Insperity, Inc.	1,213	110,638
John Wiley & Sons, Inc., Class A	1,200	48,840

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Commercial Services — (continued)
Kelly Services, Inc., Class A	914	$19,569
Kforce, Inc.	586	36,408
Korn Ferry	1,690	113,467
Laureate Education, Inc., Class A	4,500	67,230
Legalzoom.com, Inc.*	4,300	36,077
Lifecore Biomedical, Inc.*	900	4,617
Lincoln Educational Services Corp.*	900	10,674
LiveRamp Holdings, Inc.*	2,167	67,047
MarketWise, Inc.	1,500	1,740
Marqeta, Inc., Class A*	15,600	85,488
Matthews International Corp., Class A	1,005	25,175
Medifast, Inc.	376	8,204
Mister Car Wash, Inc.*	3,200	22,784
Moneylion, Inc.*	300	22,062
Monro, Inc.	1,037	24,743
National Research Corp.	487	11,177
Payoneer Global, Inc.*	9,500	52,630
Paysafe Ltd.*	917	16,213
Perdoceo Education Corp.	2,200	47,124
Performant Financial Corp.*	2,600	7,540
Priority Technology Holdings, Inc.*	600	3,168
PROG Holdings, Inc.	1,367	47,408
Progyny, Inc.*	2,800	80,108
Quad/Graphics, Inc.	1,100	5,995
Remitly Global, Inc.*	4,900	59,388
Repay Holdings Corp.*	3,100	32,736
Resources Connection, Inc.	1,222	13,491
Sezzle, Inc.*	100	8,822
SoundThinking, Inc.*	300	3,654
Spire Global, Inc.*	800	8,672
Sterling Check Corp.*	900	13,320
StoneCo Ltd., Class A*	9,400	112,706
Strategic Education, Inc.	699	77,351
Stride, Inc.*	1,452	102,366
Target Hospitality Corp.*	1,100	9,581
The Aaron’s Co., Inc.	1,100	10,978
The Brink’s Co.	1,510	154,624
The GEO Group, Inc.*	4,152	59,623
The Hackett Group, Inc.	816	17,723
Transcat, Inc.*	300	35,904
TriNet Group, Inc.	1,122	112,200
TrueBlue, Inc.*	1,076	11,083
Udemy, Inc.*	2,800	24,164
Universal Technical Institute, Inc.*	1,300	20,449
Upbound Group, Inc.	1,753	53,817
V2X, Inc.*	400	19,184
Viad Corp.*	671	22,814
Willdan Group, Inc.*	400	11,540
ZipRecruiter, Inc., Class A*	2,300	20,907

		3,707,979

Computers — 2.2%
3D Systems Corp.*	4,000	12,280
ASGN, Inc.*	1,452	128,023
Cantaloupe, Inc.*	2,000	13,200

	Number of Shares	Value†

Computers — (continued)
Conduent, Inc.*	5,800	$18,908
Corsair Gaming, Inc.*	1,500	16,560
Cricut, Inc., Class A	1,700	10,183
Diebold Nixdorf, Inc.*	900	34,632
D-Wave Quantum, Inc.*	3,700	4,218
Everspin Technologies, Inc.*	800	4,792
ExlService Holdings, Inc.*	5,188	162,696
Grid Dynamics Holdings, Inc.*	1,700	17,867
Insight Enterprises, Inc.*	887	175,945
Integral Ad Science Holding Corp.*	2,400	23,328
Maximus, Inc.	2,014	172,600
Mitek Systems, Inc.*	1,500	16,770
NCR Atleos Corp.*	2,400	64,848
NCR Voyix Corp.*	4,900	60,515
NetScout Systems, Inc.*	2,365	43,256
NextNav, Inc.*	2,600	21,086
OneSpan, Inc.*	1,305	16,730
PAR Technology Corp.*	1,100	51,799
PlayAGS, Inc.*	1,400	16,100
Qualys, Inc.*	1,276	181,958
Rapid7, Inc.*	2,100	90,783
Rekor Systems, Inc.*	2,900	4,495
Rigetti Computing, Inc.*	5,600	5,992
Rimini Street, Inc.*	1,800	5,526
System1, Inc.*	1,100	1,672
Telos Corp.*	2,100	8,442
Tenable Holdings, Inc.*	3,900	169,960
Thoughtworks Holding, Inc.*	3,400	9,656
TTEC Holdings, Inc.	607	3,569
Unisys Corp.*	2,324	9,598
Varonis Systems, Inc.*	3,614	173,363
WNS Holdings Ltd.*	1,500	78,750

		1,830,100

Cosmetics & Personal Care — 0.3%
Edgewell Personal Care Co.	1,600	64,304
Inter Parfums, Inc.	570	66,137
Olaplex Holdings, Inc.*	5,100	7,854
Prestige Consumer Healthcare, Inc.*	1,672	115,117
The Beauty Health Co.*	2,900	5,568
The Honest Co., Inc.*	2,900	8,468
Waldencast PLC, Class A*	1,000	3,590

		271,038

Distribution & Wholesale — 0.6%
A-Mark Precious Metals, Inc.	600	19,422
EVI Industries, Inc.	200	3,784
G-III Apparel Group Ltd.*	1,308	35,408
Global Industrial Co.	462	14,488
H&E Equipment Services, Inc.	1,059	46,776
Hudson Technologies, Inc.*	1,400	12,306
MRC Global, Inc.*	2,900	37,439
OPENLANE, Inc.*	3,600	59,724
Resideo Technologies, Inc.*	4,700	91,932
Rush Enterprises, Inc., Class A	2,003	83,866
Rush Enterprises, Inc., Class B	225	8,829

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Distribution & Wholesale — (continued)
ScanSource, Inc.*	781	$34,606
ThredUp, Inc., Class A*	1,900	3,230
Titan Machinery, Inc.*	723	11,496
VSE Corp.	508	44,846

		508,152

Diversified Financial Services — 3.3%
AlTi Global, Inc.*	900	4,689
Artisan Partners Asset Management, Inc., Class A	2,100	86,667
AssetMark Financial Holdings, Inc.*	700	24,185
Atlanticus Holdings Corp.*	200	5,636
B Riley Financial, Inc.	600	10,584
BGC Group, Inc., Class A	12,300	102,090
Bread Financial Holdings, Inc.	1,600	71,296
Brightsphere Investment Group, Inc.	1,126	24,963
Brookfield Business Corp., Class A	800	16,336
Burford Capital Ltd.	6,700	87,435
Calamos Asset Management, Inc., Class A(1),*	469	0
Cohen & Steers, Inc.	917	66,538
Columbia Financial, Inc.*	800	11,976
Consumer Portfolio Services, Inc.*	500	4,900
Dave, Inc.*	300	9,090
Diamond Hill Investment Group, Inc.	107	15,060
Enact Holdings, Inc.	1,000	30,660
Encore Capital Group, Inc.*	797	33,259
Enova International, Inc.*	913	56,834
Federal Agricultural Mortgage Corp., Class C	300	54,246
First Western Financial, Inc.*	300	5,100
Forge Global Holdings, Inc.*	4,300	6,278
FTAI Aviation Ltd.	3,300	340,659
GCM Grosvenor, Inc., Class A	1,200	11,712
Hamilton Lane, Inc., Class A	1,300	160,654
International Money Express, Inc.*	1,100	22,924
LendingClub Corp.*	3,560	30,118
LendingTree, Inc.*	377	15,679
Medallion Financial Corp.	700	5,376
Moelis & Co., Class A	2,400	136,464
Mr. Cooper Group, Inc.*	2,092	169,933
Navient Corp.	2,800	40,768
Nelnet, Inc., Class A	499	50,329
NerdWallet, Inc., Class A*	1,300	18,980
Onity Group, Inc.*	200	4,796
Pagseguro Digital Ltd., Class A*	6,200	72,478
Paysign, Inc.*	1,500	6,465
PennyMac Financial Services, Inc.	900	85,140
Perella Weinberg Partners	1,800	29,250
Piper Sandler Cos.	563	129,586
PJT Partners, Inc., Class A	800	86,328
PRA Group, Inc.*	1,148	22,570
Radian Group, Inc.	5,003	155,593
Regional Management Corp.	300	8,622

	Number of Shares	Value†

Diversified Financial Services — (continued)
Silvercrest Asset Management Group, Inc., Class A	300	$4,677
StepStone Group, Inc., Class A	1,800	82,602
StoneX Group, Inc.*	889	66,951
Upstart Holdings, Inc.*	2,600	61,334
Velocity Financial, Inc.*	400	7,172
Victory Capital Holdings, Inc., Class A	1,400	66,822
Virtus Investment Partners, Inc.	214	48,332
WisdomTree, Inc.	4,700	46,577
World Acceptance Corp.*	112	13,841

		2,730,554

Electric — 1.4%
ALLETE, Inc.	1,951	121,645
Altus Power, Inc.*	2,000	7,840
Ameresco, Inc., Class A*	1,000	28,810
Avista Corp.	2,639	91,336
Black Hills Corp.	2,248	122,246
Genie Energy Ltd., Class B	600	8,772
Hawaiian Electric Industries, Inc.	3,800	34,276
MGE Energy, Inc.	1,242	92,802
Northwestern Energy Group, Inc.	1,980	99,158
Ormat Technologies, Inc.	1,800	129,060
Otter Tail Corp.	1,392	121,925
PNM Resources, Inc.	3,010	111,250
Portland General Electric Co.	3,356	145,114
Unitil Corp.	563	29,158

		1,143,392

Electrical Components & Equipment — 1.0%
American Superconductor Corp.*	1,200	28,068
Belden, Inc.	1,355	127,099
ChargePoint Holdings, Inc.*	13,400	20,234
Encore Wire Corp.	470	136,220
Energizer Holdings, Inc.	2,400	70,896
EnerSys	1,323	136,957
Graham Corp.*	400	11,264
Insteel Industries, Inc.	591	18,297
nLight, Inc.*	1,400	15,302
Novanta, Inc.*	1,230	200,625
Powell Industries, Inc.	311	44,598
Ultralife Corp.*	400	4,248

		813,808

Electronics — 2.4%
Advanced Energy Industries, Inc.	1,293	140,627
Allient, Inc.	500	12,635
Applied Optoelectronics, Inc.*	1,300	10,777
Atkore, Inc.	1,200	161,916
Atmus Filtration Technologies, Inc.*	2,700	77,706
Badger Meter, Inc.	1,024	190,822
Bel Fuse, Inc., Class A	100	8,091
Bel Fuse, Inc., Class B	300	19,572
Benchmark Electronics, Inc.	1,113	43,919
CTS Corp.	963	48,757
Enovix Corp.*	5,000	77,300

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Electronics — (continued)
ESCO Technologies, Inc.	825	$86,658
Evolv Technologies Holdings, Inc.*	4,100	10,455
FARO Technologies, Inc.*	620	9,920
Fluidigm Corp.*	10,400	18,408
GoPro, Inc., Class A*	4,300	6,106
Itron, Inc.*	1,500	148,440
Kimball Electronics, Inc.*	733	16,111
Knowles Corp.*	2,852	49,226
Mesa Laboratories, Inc.	186	16,139
MicroVision, Inc.*	6,300	6,678
Mirion Technologies, Inc.*	6,500	69,810
Napco Security Technologies, Inc.	1,200	62,340
NEXTracker, Inc., Class A*	4,000	187,520
NVE Corp.	200	14,938
OSI Systems, Inc.*	498	68,485
Plexus Corp.*	903	93,172
Sanmina Corp.*	1,826	120,972
Stoneridge, Inc.*	873	13,933
TTM Technologies, Inc.*	3,329	64,682
Turtle Beach Corp.*	500	7,170
Vicor Corp.*	722	23,942
Vishay Intertechnology, Inc.	4,100	91,430

		1,978,657

Energy-Alternate Sources — 0.5%
Aemetis, Inc.*	1,500	4,515
Array Technologies, Inc.*	5,100	52,326
ASP Isotopes, Inc.*	1,600	4,896
Energy Vault Holdings, Inc.*	2,500	2,374
Fluence Energy, Inc.*	1,900	32,946
Freyr Battery, Inc.*	4,200	7,140
FuelCell Energy, Inc.*	14,600	9,326
FutureFuel Corp.	800	4,104
Green Plains, Inc.*	1,967	31,197
Montauk Renewables, Inc.*	2,100	11,970
Plug Power, Inc.*	21,200	49,396
REX American Resources Corp.*	476	21,701
Shoals Technologies Group, Inc., Class A*	5,700	35,568
Stem, Inc.*	5,000	5,550
Sunnova Energy International, Inc.*	3,500	19,530
SunPower Corp.*	2,800	8,288
Sunrun, Inc.*	7,300	86,578
TPI Composites, Inc.*	1,400	5,586

		392,991

Engineering & Construction — 1.8%
908 Devices, Inc.*	800	4,120
Arcosa, Inc.	1,600	133,456
Bowman Consulting Group Ltd.*	400	12,716
Centuri Holdings, Inc.*	500	9,740
Concrete Pumping Holdings, Inc.*	1,100	6,611
Construction Partners, Inc., Class A*	1,400	77,294
Dycom Industries, Inc.*	900	151,884
Exponent, Inc.	1,680	159,802
Fluor Corp.*	5,700	248,235

	Number of Shares	Value†

Engineering & Construction — (continued)
Frontdoor, Inc.*	2,600	$87,854
Granite Construction, Inc.	1,433	88,803
Great Lakes Dredge & Dock Corp.*	2,351	20,642
IES Holdings, Inc.*	300	41,799
Iteris, Inc.*	1,700	7,361
Latham Group, Inc.*	1,500	4,545
Limbach Holdings, Inc.*	300	17,079
Mistras Group, Inc.*	800	6,632
MYR Group, Inc.*	510	69,212
NV5 Global, Inc.*	454	42,208
Orion Group Holdings, Inc.*	1,100	10,461
Primoris Services Corp.	1,790	89,303
Sterling Infrastructure, Inc.*	1,000	118,340
Tutor Perini Corp.*	1,397	30,427

		1,438,524

Entertainment — 1.0%
Accel Entertainment, Inc.*	1,600	16,416
AMC Entertainment Holdings, Inc., Class A*	9,400	46,812
Atlanta Braves Holdings, Inc., Class A*	300	12,399
Atlanta Braves Holdings, Inc., Class C*	1,700	67,048
Bally’s Corp.*	950	11,371
Cinemark Holdings, Inc.*	3,700	79,994
Everi Holdings, Inc.*	2,700	22,680
Golden Entertainment, Inc.	700	21,777
IMAX Corp.*	1,500	25,155
International Game Technology PLC	3,800	77,748
Lions Gate Entertainment Corp., Class A*	1,900	17,898
Lions Gate Entertainment Corp., Class B*	4,100	35,137
Madison Square Garden Entertainment Corp.*	1,237	42,343
Monarch Casino & Resort, Inc.	485	33,043
RCI Hospitality Holdings, Inc.	300	13,068
Red Rock Resorts, Inc., Class A	1,600	87,888
Reservoir Media, Inc.*	700	5,530
Rush Street Interactive, Inc.*	2,600	24,934
Six Flags Entertainment Corp.	2,400	79,536
Super Group SGHC Ltd.*	5,000	16,150
United Parks & Resorts, Inc.*	1,200	65,172

		802,099

Environmental Control — 0.5%
374Water, Inc.*	2,400	2,880
Advanced Emissions Solutions, Inc.*	1,000	6,070
Casella Waste Systems, Inc., Class A*	1,900	188,518
CECO Environmental Corp.*	1,000	28,850
Energy Recovery, Inc.*	1,800	23,922
Enviri Corp.*	2,500	21,575
LanzaTech Global, Inc.*	4,200	7,770
Montrose Environmental Group, Inc.*	1,100	49,016
Perma-Fix Environmental Services, Inc.*	500	5,065
Pure Cycle Corp.*	800	7,640

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Environmental Control — (continued)
PureCycle Technologies, Inc.*	3,700	$21,904
Quest Resource Holding Corp.*	700	6,160

		369,370

Food — 1.4%
B&G Foods, Inc.	2,472	19,974
Beyond Meat, Inc.*	1,800	12,078
Calavo Growers, Inc.	551	12,508
Cal-Maine Foods, Inc.	1,346	82,254
HF Foods Group, Inc.*	1,300	3,900
Ingles Markets, Inc., Class A	504	34,579
J & J Snack Foods Corp.	464	75,340
John B Sanfilippo & Son, Inc.	300	29,151
Krispy Kreme, Inc.	2,900	31,204
Lancaster Colony Corp.	623	117,728
Mama’s Creations, Inc.*	1,200	8,088
Mission Produce, Inc.*	1,400	13,832
Nathan’s Famous, Inc.	100	6,778
Natural Grocers by Vitamin Cottage, Inc.	400	8,480
Seneca Foods Corp., Class A*	111	6,371
SpartanNash Co.	1,130	21,199
Sprouts Farmers Market, Inc.*	3,300	276,078
SunOpta, Inc.*	3,200	17,280
The Chefs’ Warehouse, Inc.*	1,150	44,976
The Hain Celestial Group, Inc.*	2,700	18,657
The Simply Good Foods Co.*	3,000	108,390
TreeHouse Foods, Inc.*	1,600	58,624
United Natural Foods, Inc.*	2,000	26,200
Utz Brands, Inc.	2,300	38,272
Village Super Market, Inc., Class A	268	7,078
Weis Markets, Inc.	566	35,528
Whole Earth Brands, Inc.*	1,200	5,832
WK Kellogg Co.	2,200	36,212

		1,156,591

Forest Products & Paper — 0.1%
Sylvamo Corp.	1,200	82,320

Gas — 0.9%
Brookfield Infrastructure Corp., Class A	3,987	134,202
Chesapeake Utilities Corp.	774	82,199
New Jersey Resources Corp.	3,264	139,503
Northwest Natural Holding Co.	1,250	45,138
ONE Gas, Inc.	1,900	121,315
RGC Resources, Inc.	300	6,135
Southwest Gas Holdings, Inc.	1,975	139,000
Spire, Inc.	1,756	106,642

		774,134

Hand & Machine Tools — 0.4%
Cadre Holdings, Inc.	900	30,204
Enerpac Tool Group Corp.	1,806	68,953
Franklin Electric Co., Inc.	1,470	141,591
Kennametal, Inc.	2,500	58,850

	Number of Shares	Value†

Hand & Machine Tools — (continued)
Luxfer Holdings PLC	1,000	$11,590

		311,188

Healthcare Products — 3.8%
Accuray, Inc.*	3,500	6,370
Adaptive Biotechnologies Corp.*	4,200	15,204
Akoya Biosciences, Inc.*	700	1,638
Alphatec Holdings, Inc.*	3,500	36,575
AngioDynamics, Inc.*	1,158	7,006
Artivion, Inc.*	1,299	33,319
AtriCure, Inc.*	1,500	34,155
Atrion Corp.	48	21,717
Avanos Medical, Inc.*	1,500	29,880
Avita Medical, Inc.*	900	7,128
Axogen, Inc.*	1,200	8,688
Axonics, Inc.*	1,700	114,291
BioLife Solutions, Inc.*	1,100	23,573
Bioventus, Inc., Class A*	1,400	8,050
CareDx, Inc.*	1,700	26,401
Castle Biosciences, Inc.*	900	19,593
Cerus Corp.*	6,200	10,912
CONMED Corp.	1,061	73,548
CVRx, Inc.*	400	4,796
Embecta Corp.	1,800	22,500
Glaukos Corp.*	1,615	191,135
Haemonetics Corp.*	1,705	141,055
ICU Medical, Inc.*	700	83,125
Inari Medical, Inc.*	1,700	81,855
InfuSystem Holdings, Inc.*	700	4,781
Inmode Ltd.*	2,600	47,424
Inogen, Inc.*	900	7,317
Integer Holdings Corp.*	1,157	133,969
Integra LifeSciences Holdings Corp.*	2,300	67,022
iRadimed Corp.	200	8,788
iRhythm Technologies, Inc.*	1,080	116,251
Lantheus Holdings, Inc.*	2,306	185,149
LeMaitre Vascular, Inc.	700	57,596
LivaNova PLC*	1,800	98,676
MaxCyte, Inc.*	3,100	12,152
Merit Medical Systems, Inc.*	1,875	161,156
MiMedx Group, Inc.*	3,700	25,641
Nautilus Biotechnology, Inc.*	1,600	3,744
Neogen Corp.*	7,038	110,004
NeuroPace, Inc.*	600	4,536
Nevro Corp.*	1,257	10,584
Novocure Ltd.*	3,600	61,668
OmniAb, Inc.*	2,479	9,296
Omnicell, Inc.*	1,500	40,605
OraSure Technologies, Inc.*	2,201	9,376
Orchestra BioMed Holdings, Inc.*	900	7,335
Orthofix Medical, Inc.*	987	13,088
OrthoPediatrics Corp.*	500	14,380
Pacific Biosciences of California, Inc.*	8,100	11,097
Paragon 28, Inc.*	1,300	8,892
Patterson Cos., Inc.	2,600	62,712

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Healthcare Products — (continued)
PROCEPT BioRobotics Corp.*	1,400	$85,526
Pulmonx Corp.*	1,300	8,242
Pulse Biosciences, Inc.*	776	8,684
Quanterix Corp.*	1,200	15,852
Quantum-Si, Inc.*	3,000	3,150
RxSight, Inc.*	1,100	66,187
Sanara Medtech, Inc.*	100	2,822
Semler Scientific, Inc.*	100	3,440
Sera Prognostics, Inc., Class A*	1,100	6,512
SI-BONE, Inc.*	1,400	18,102
Silk Road Medical, Inc.*	1,300	35,152
Soleno Therapeutics, Inc.*	700	28,560
STAAR Surgical Co.*	1,617	76,985
Stereotaxis, Inc.*	2,300	4,186
Surmodics, Inc.*	473	19,885
Tactile Systems Technology, Inc.*	600	7,164
Tandem Diabetes Care, Inc.*	2,200	88,638
TransMedics Group, Inc.*	1,100	165,682
Treace Medical Concepts, Inc.*	1,600	10,640
Twist Bioscience Corp.*	1,888	93,041
UFP Technologies, Inc.*	226	59,635
Utah Medical Products, Inc.	100	6,681
Varex Imaging Corp.*	1,300	19,149
Zimvie, Inc.*	900	16,425
Zynex, Inc.*	660	6,151

		3,152,244

Healthcare Services — 1.9%
Accolade, Inc.*	2,200	7,876
Addus HomeCare Corp.*	500	58,055
agilon health, Inc.*	10,300	67,362
Astrana Health, Inc.*	1,400	56,784
Aveanna Healthcare Holdings, Inc.*	1,400	3,864
BrightSpring Health Services, Inc.*	1,700	19,312
Brookdale Senior Living, Inc.*	6,300	43,029
Community Health Systems, Inc.*	4,100	13,776
CorVel Corp.*	279	70,941
DocGo, Inc.*	2,400	7,416
Enhabit, Inc.*	1,800	16,056
Fulgent Genetics, Inc.*	700	13,734
GeneDx Holdings Corp.*	400	10,456
HealthEquity, Inc.*	2,800	241,360
Innovage Holding Corp.*	700	3,472
LifeStance Health Group, Inc.*	4,100	20,131
ModivCare, Inc.*	400	10,496
Nano-X Imaging Ltd.*	1,700	12,478
National HealthCare Corp.	406	44,010
OPKO Health, Inc.*	14,501	18,126
Oscar Health, Inc., Class A*	6,500	102,830
PACS Group, Inc.*	800	23,600
Pediatrix Medical Group, Inc.*	2,900	21,895
Quipt Home Medical Corp.*	1,600	5,152
RadNet, Inc.*	2,200	129,624
Select Medical Holdings Corp.	3,600	126,216
Sonida Senior Living, Inc.*	100	2,750

	Number of Shares	Value†

Healthcare Services — (continued)
Surgery Partners, Inc.*	2,500	$59,475
Teladoc Health, Inc.*	5,700	55,746
The Ensign Group, Inc.	1,827	225,982
The Joint Corp.*	500	7,030
The Pennant Group, Inc.*	1,040	24,118
U.S. Physical Therapy, Inc.	462	42,698
Viemed Healthcare, Inc.*	1,300	8,515

		1,574,365

Home Builders — 1.9%
Beazer Homes USA, Inc.*	924	25,392
Cavco Industries, Inc.*	262	90,697
Century Communities, Inc.	900	73,494
Dream Finders Homes, Inc., Class A*	1,000	25,820
Forestar Group, Inc.*	560	17,914
Green Brick Partners, Inc.*	1,100	62,964
Hovnanian Enterprises, Inc., Class A*	146	20,720
Installed Building Products, Inc.	764	157,140
KB Home	2,200	154,396
Landsea Homes Corp.*	300	2,757
LCI Industries	791	81,774
LGI Homes, Inc.*	666	59,600
M/I Homes, Inc.*	936	114,323
Meritage Homes Corp.	1,190	192,601
Skyline Champion Corp.*	1,800	121,950
Taylor Morrison Home Corp.*	3,400	188,496
Tri Pointe Homes, Inc.*	3,100	115,475
Winnebago Industries, Inc.	922	49,972

		1,555,485

Home Furnishings — 0.3%
Arhaus, Inc.	1,700	28,798
Daktronics, Inc.*	1,000	13,950
Ethan Allen Interiors, Inc.	728	20,304
Flexsteel Industries, Inc.	200	6,212
Hamilton Beach Brands Holding Co., Class A	300	5,157
Hooker Furnishings Corp.	400	5,792
iRobot Corp.*	871	7,935
MillerKnoll, Inc.	2,428	64,318
Purple Innovation, Inc.*	1,700	1,768
Sleep Number Corp.*	772	7,388
Sonos, Inc.*	4,100	60,516
The Lovesac Co.*	400	9,032
Traeger, Inc.*	700	1,680
Vizio Holding Corp., Class A*	2,700	29,160
Xperi, Inc.*	1,501	12,323

		274,333

Household Products & Wares — 0.3%
ACCO Brands Corp.	2,893	13,597
Central Garden & Pet Co.*	300	11,550
Central Garden & Pet Co., Class A*	1,702	56,217
Helen of Troy Ltd.*	766	71,039
Quanex Building Products Corp.	1,025	28,341

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Household Products & Wares — (continued)
WD-40 Co.	434	$95,324

		276,068

Housewares — 0.0%
Lifetime Brands, Inc.	500	4,295

Insurance — 2.3%
Ambac Financial Group, Inc.*	1,500	19,230
American Coastal Insurance Corp.*	700	7,385
AMERISAFE, Inc.	608	26,685
Baldwin Insurance Group, Inc.*	2,200	78,034
CNO Financial Group, Inc.	3,593	99,598
Crawford & Co., Class A	300	2,592
Donegal Group, Inc., Class A	383	4,933
Employers Holdings, Inc.	782	33,337
Enstar Group Ltd.*	379	115,860
Essent Group Ltd.	3,500	196,665
F&G Annuities & Life, Inc.	600	22,830
Fidelis Insurance Holdings Ltd.	1,900	30,989
Genworth Financial, Inc.*	14,000	84,560
GoHealth, Inc., Class A*	200	1,944
Goosehead Insurance, Inc., Class A*	800	45,952
Greenlight Capital Re Ltd., Class A*	728	9,537
Hamilton Insurance Group Ltd., Class B*	400	6,660
HCI Group, Inc.	300	27,651
Heritage Insurance Holdings, Inc.*	900	6,372
Hippo Holdings, Inc.*	732	12,583
Horace Mann Educators Corp.	1,380	45,016
Investors Title Co.	39	7,025
Jackson Financial, Inc., Class A	2,600	193,076
James River Group Holdings Ltd.	1,300	10,049
Kingsway Financial Services, Inc.*	500	4,120
Lemonade, Inc.*	1,700	28,050
Maiden Holdings Ltd.*	3,600	7,416
MBIA, Inc.*	1,700	9,333
Mercury General Corp.	900	47,826
National Western Life Group, Inc., Class A	74	36,773
NI Holdings, Inc.*	200	3,060
NMI Holdings, Inc.*	2,600	88,504
Palomar Holdings, Inc.*	800	64,920
ProAssurance Corp.*	1,800	21,996
Root, Inc., Class A*	300	15,483
Safety Insurance Group, Inc.	482	36,164
Selective Insurance Group, Inc.	1,975	185,314
Selectquote, Inc.*	4,300	11,868
SiriusPoint Ltd.*	3,300	40,260
Skyward Specialty Insurance Group, Inc.*	1,200	43,416
Stewart Information Services Corp.	908	56,369
Tiptree, Inc.	700	11,543
Trupanion, Inc.*	1,329	39,073
United Fire Group, Inc.	680	14,613

	Number of Shares	Value†

Insurance — (continued)
Universal Insurance Holdings, Inc.	651	$12,213

		1,866,877

Internet — 1.9%
1-800-Flowers.com, Inc., Class A*	937	8,920
1stdibs.com, Inc.*	1,000	4,490
AudioEye, Inc.*	300	5,283
Backblaze, Inc., Class A*	1,500	9,240
BARK, Inc.*	3,200	5,792
Beyond, Inc.*	1,500	19,620
Blade Air Mobility, Inc.*	1,800	6,264
Bumble, Inc., Class A*	3,100	32,581
Cardlytics, Inc.*	1,100	9,031
Cargurus, Inc.*	3,000	78,600
Cars.com, Inc.*	2,200	43,340
Cogent Communications Holdings, Inc.	1,419	80,088
Couchbase, Inc.*	1,300	23,738
Despegar.com Corp.*	2,100	27,783
Entravision Communications Corp., Class A	2,500	5,075
ePlus, Inc.*	856	63,070
Eventbrite, Inc., Class A*	2,800	13,552
EverQuote, Inc., Class A*	700	14,602
Figs, Inc., Class A*	4,200	22,386
fuboTV, Inc.*	8,600	10,664
Gambling.com Group Ltd.*	300	2,466
Getty Images Holdings, Inc.*	3,600	11,736
Grindr, Inc.*	1,100	13,464
Groupon, Inc.*	800	12,240
HealthStream, Inc.	700	19,530
Hims & Hers Health, Inc.*	6,300	127,197
Innovid Corp.*	4,000	7,400
Lands’ End, Inc.*	500	6,795
LifeMD, Inc.*	1,300	8,918
Liquidity Services, Inc.*	735	14,685
LiveOne, Inc.*	2,800	4,396
Magnite, Inc.*	4,206	55,898
MediaAlpha, Inc., Class A*	847	11,155
Mondee Holdings, Inc.*	1,700	4,080
Nerdy, Inc.*	1,800	3,006
Nextdoor Holdings, Inc.*	5,400	15,012
Open Lending Corp., Class A*	3,100	17,298
Opendoor Technologies, Inc.*	20,900	38,456
OptimizeRx Corp.*	600	6,000
Pagaya Technologies Ltd., Class A*	1,400	17,864
Perficient, Inc.*	1,145	85,635
Q2 Holdings, Inc.*	2,000	120,660
QuinStreet, Inc.*	1,715	28,452
Revolve Group, Inc.*	1,400	22,274
Shutterstock, Inc.	800	30,960
Solo Brands, Inc., Class A*	500	1,140
Sprinklr, Inc., Class A*	3,200	30,784
Squarespace, Inc., Class A*	2,000	87,260
Stitch Fix, Inc., Class A*	2,600	10,790
TechTarget, Inc.*	900	28,053

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Internet — (continued)
The RealReal, Inc.*	3,500	$11,165
TrueCar, Inc.*	3,500	10,955
Tucows, Inc., Class A*	300	5,796
Upwork, Inc.*	4,100	44,075
Vivid Seats, Inc., Class A*	2,400	13,800
Yelp, Inc.*	2,100	77,595
Ziff Davis, Inc.*	1,490	82,025

		1,573,134

Investment Companies — 1.0%
Bit Digital, Inc.*	4,100	13,038
Cannae Holdings, Inc.	2,200	39,908
Cipher Mining, Inc.*	5,900	24,485
Cleanspark, Inc.*	7,400	118,030
Compass Diversified Holdings	2,100	45,969
Core Scientific, Inc.*	6,000	55,800
FTAI Infrastructure, Inc.	3,400	29,342
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,700	109,520
Hut 8 Corp.*	2,700	40,473
Marathon Digital Holdings, Inc.*	9,100	180,635
NewtekOne, Inc.	900	11,313
Riot Platforms, Inc.*	9,100	83,174
Terawulf, Inc.*	7,800	34,710

		786,397

Iron & Steel — 0.6%
Carpenter Technology Corp.	1,600	175,328
Commercial Metals Co.	3,800	208,962
Haynes International, Inc.	464	27,237
Radius Recycling, Inc.	900	13,743
Universal Stainless & Alloy Products, Inc.*	300	8,214
Worthington Steel, Inc.	1,084	36,162

		469,646

Leisure Time — 0.6%
Acushnet Holdings Corp.	1,000	63,480
Camping World Holdings, Inc., Class A	1,400	25,004
Clarus Corp.	902	6,070
Escalade, Inc.	400	5,516
Global Business Travel Group I*	4,300	28,380
Johnson Outdoors, Inc., Class A	168	5,877
Life Time Group Holdings, Inc.*	2,000	37,660
Lindblad Expeditions Holdings, Inc.*	1,100	10,615
Livewire Group, Inc.*	500	3,830
Malibu Boats, Inc., Class A*	700	24,528
Marine Products Corp.	188	1,899
MasterCraft Boat Holdings, Inc.*	500	9,440
OneSpaWorld Holdings Ltd.*	3,400	52,258
Peloton Interactive, Inc., Class A*	11,400	38,532
Sabre Corp.*	12,700	33,909
Topgolf Callaway Brands Corp.*	4,646	71,084
Vista Outdoor, Inc.*	1,900	71,535
Xponential Fitness, Inc., Class A*	800	12,480

		502,097

	Number of Shares	Value†

Lodging — 0.1%
Full House Resorts, Inc.*	1,200	$6,000
Hilton Grand Vacations, Inc.*	2,500	101,075
The Marcus Corp.	733	8,334

		115,409

Machinery — Construction & Mining — 0.4%
Argan, Inc.	436	31,898
Astec Industries, Inc.	698	20,703
Bloom Energy Corp., Class A*	6,600	80,784
Hyster-Yale, Inc.	344	23,987
Net Power, Inc.*	800	7,864
NuScale Power Corp.*	2,600	30,394
Terex Corp.	2,200	120,648
The Manitowoc Co., Inc.*	1,025	11,818

		328,096

Machinery — Diversified — 2.0%
Alamo Group, Inc.	335	57,955
Albany International Corp., Class A	1,032	87,152
Applied Industrial Technologies, Inc.	1,246	241,724
Cactus, Inc., Class A	2,200	116,028
Chart Industries, Inc.*	1,377	198,756
Columbus McKinnon Corp.	885	30,568
CSW Industrials, Inc.	497	131,859
DXP Enterprises, Inc.*	422	19,344
Eastman Kodak Co.*	1,600	8,608
Gencor Industries, Inc.*	400	7,736
GrafTech International Ltd.	6,600	6,402
Ichor Holdings Ltd.*	1,100	42,405
Kadant, Inc.	377	110,755
Lindsay Corp.	346	42,517
Mueller Water Products, Inc., Class A	5,192	93,041
Taylor Devices, Inc.*	100	4,498
Tennant Co.	636	62,608
The Gorman-Rupp Co.	751	27,569
Thermon Group Holdings, Inc.*	1,100	33,836
Twin Disc, Inc.	400	4,712
Watts Water Technologies, Inc., Class A	887	162,649
Zurn Elkay Water Solutions Corp.	4,800	141,120

		1,631,842

Media — 0.5%
AMC Networks, Inc., Class A*	1,000	9,660
Cable One, Inc.	200	70,800
Gannett Co., Inc.*	4,253	19,607
Gray Television, Inc.	3,000	15,600
iHeartMedia, Inc., Class A*	2,900	3,161
Liberty Latin America Ltd., Class A*	1,400	13,454
Liberty Latin America Ltd., Class C*	4,152	39,942
Scholastic Corp.	856	30,362
Sinclair, Inc.	1,000	13,330
Sphere Entertainment Co.*	837	29,345
TEGNA, Inc.	6,400	89,216
The E.W. Scripps Co., Class A*	2,229	6,999
Thryv Holdings, Inc.*	1,000	17,820
Townsquare Media, Inc., Class A	500	5,480

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Media — (continued)
WideOpenWest, Inc.*	1,800	$9,738

		374,514

Metal Fabricate/Hardware — 0.9%
AZZ, Inc.	976	75,396
Helios Technologies, Inc.	1,059	50,567
Hillman Solutions Corp.*	6,600	58,410
Janus International Group, Inc.*	4,800	60,624
L.B. Foster Co., Class A*	300	6,456
Mayville Engineering Co., Inc.*	400	6,664
Metallus, Inc.*	1,400	28,378
Mueller Industries, Inc.	3,676	209,311
NN, Inc.*	1,800	5,400
Northwest Pipe Co.*	300	10,191
Olympic Steel, Inc.	331	14,839
Omega Flex, Inc.	124	6,359
Park-Ohio Holdings Corp.	300	7,767
Proto Labs, Inc.*	899	27,770
Ryerson Holding Corp.	900	17,550
Standex International Corp.	400	64,460
The Eastern Co.	200	5,094
Tredegar Corp.	761	3,645
Worthington Enterprises, Inc.	984	46,573
Xometry, Inc., Class A*	1,500	17,340

		722,794

Mining — 0.8%
Caledonia Mining Corp. PLC	600	5,832
Centrus Energy Corp., Class A*	400	17,100
Century Aluminum Co.*	1,754	29,380
Coeur Mining, Inc.*	13,228	74,341
Compass Minerals International, Inc.	1,200	12,396
Constellium S.E.*	4,300	81,055
Contango ORE, Inc.*	200	3,614
Critical Metals Corp.*	300	3,381
Dakota Gold Corp.*	1,700	4,335
Encore Energy Corp.*	5,300	20,882
Ferroglobe PLC(1),*	2,414	0
Hecla Mining Co.	19,091	92,591
i-80 Gold Corp.*	7,200	7,776
Ivanhoe Electric, Inc.*	2,800	26,264
Kaiser Aluminum Corp.	516	45,356
Lifezone Metals Ltd.*	1,300	9,984
Metals Acquisition Ltd., Class A*	1,800	24,642
Novagold Resources, Inc.*	7,300	25,258
Perpetua Resources Corp.*	1,500	7,800
Piedmont Lithium, Inc.*	600	5,988
SSR Mining, Inc.	6,900	31,119
United States Lime & Minerals, Inc.	65	23,672
Uranium Energy Corp.*	13,100	78,731
Ur-Energy, Inc.*	5,400	32,724
Ur-Energy, Inc.*	9,700	13,580

		677,801

Miscellaneous Manufacturing — 1.2%
AMMO, Inc.*	3,600	6,048

	Number of Shares	Value†

Miscellaneous Manufacturing — (continued)
Byrna Technologies, Inc.*	700	$6,986
Core Molding Technologies, Inc.*	300	4,782
Enpro, Inc.	661	96,222
Fabrinet*	1,162	284,446
Federal Signal Corp.	2,043	170,938
Hillenbrand, Inc.	2,344	93,807
John Bean Technologies Corp.	1,041	98,864
LSB Industries, Inc.*	1,900	15,542
Materion Corp.	657	71,041
Myers Industries, Inc.	1,025	13,714
NL Industries, Inc.	90	543
Park Aerospace Corp.	533	7,291
Sight Sciences, Inc.*	900	6,003
Smith & Wesson Brands, Inc.	1,579	22,643
Sturm Ruger & Co., Inc.	519	21,616
Trinity Industries, Inc.	2,700	80,784

		1,001,270

Multi-National — 0.0%
Banco Latinoamericano de Comercio Exterior S.A., Class E	910	27,000

Office & Business Equipment — 0.1%
Pitney Bowes, Inc.	6,000	30,480
Xerox Holdings Corp.	3,800	44,156

		74,636

Office Furnishings — 0.2%
HNI Corp.	1,504	67,710
Interface, Inc.	1,695	24,882
Steelcase, Inc., Class A	3,131	40,578
Virco Mfg. Corp.	400	5,576

		138,746

Oil & Gas — 3.3%
Amplify Energy Corp.*	1,200	8,136
Berry Corp.	2,500	16,150
Borr Drilling Ltd.*	8,000	51,600
California Resources Corp.	2,300	122,406
CNX Resources Corp.*	4,900	119,070
Cobalt International Energy, Inc.(1),*	1	0
Comstock Resources, Inc.	2,800	29,064
Crescent Energy, Inc., Class A	3,220	38,157
CVR Energy, Inc.	1,200	32,124
Delek US Holdings, Inc.	1,983	49,099
Diamond Offshore Drilling, Inc.*	3,400	52,666
Diversified Energy Co. PLC	1,600	21,584
Empire Petroleum Corp.*	200	1,032
Evolution Petroleum Corp.	1,200	6,324
Granite Ridge Resources, Inc.	1,900	12,027
Gulfport Energy Corp.*	449	67,799
Helmerich & Payne, Inc.	3,200	115,648
HighPeak Energy, Inc.	500	7,030
Kosmos Energy Ltd.*	15,600	86,424
Magnolia Oil & Gas Corp., Class A	5,800	146,972
Murphy Oil Corp.	4,800	197,952
Nabors Industries Ltd.*	315	22,415

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Oil & Gas — (continued)
Noble Corp. PLC	3,800	$169,670
Northern Oil & Gas, Inc.	3,300	122,661
Par Pacific Holdings, Inc.*	1,818	45,905
Patterson-UTI Energy, Inc.	13,281	137,591
PBF Energy, Inc., Class A	3,500	161,070
Riley Exploration Permian, Inc.	400	11,324
Ring Energy, Inc.*	5,400	9,126
Sable Offshore Corp.*	1,700	25,619
SandRidge Energy, Inc.	1,000	12,930
Seadrill Ltd.*	2,500	128,750
SilverBow Resources, Inc.*	700	26,481
Sitio Royalties Corp., Class A	2,714	64,078
SM Energy Co.	3,800	164,274
Talos Energy, Inc.*	5,000	60,750
Transocean Ltd.*	24,300	130,005
VAALCO Energy, Inc.	3,600	22,572
Valaris Ltd.*	2,100	156,450
Vital Energy, Inc.*	1,000	44,820
Vitesse Energy, Inc.	700	16,590
W&T Offshore, Inc.	3,543	7,582

		2,721,927

Oil & Gas Services — 1.5%
Archrock, Inc.	5,100	103,122
Aris Water Solutions, Inc., Class A	900	14,103
Atlas Energy Solutions, Inc.	2,300	45,839
Bristow Group, Inc.*	766	25,684
ChampionX Corp.	6,300	209,223
Core Laboratories, Inc.	1,500	30,435
DMC Global, Inc.*	600	8,652
DNOW, Inc.*	3,600	49,428
Dril-Quip, Inc.*	1,200	22,320
Expro Group Holdings N.V.*	3,116	71,418
Forum Energy Technologies, Inc.*	400	6,744
Geospace Technologies Corp.*	500	4,490
Helix Energy Solutions Group, Inc.*	4,801	57,324
Kodiak Gas Services, Inc.	700	19,082
Liberty Energy, Inc.	5,400	112,806
Mammoth Energy Services, Inc.*	1,000	3,280
Matrix Service Co.*	1,000	9,930
Natural Gas Services Group, Inc.*	400	8,048
Newpark Resources, Inc.*	2,812	23,368
Oceaneering International, Inc.*	3,400	80,444
Oil States International, Inc.*	2,000	8,880
ProFrac Holding Corp., Class A*	900	6,669
ProPetro Holding Corp.*	3,200	27,744
Ranger Energy Services, Inc.	600	6,312
RPC, Inc.	2,800	17,500
SEACOR Marine Holdings, Inc.*	900	12,141
Select Water Solutions, Inc., Class A	3,100	33,170
Solaris Oilfield Infrastructure, Inc., Class A	1,100	9,438
TETRA Technologies, Inc.*	4,400	15,224
Tidewater, Inc.*	1,600	152,336

	Number of Shares	Value†

Oil & Gas Services — (continued)
US Silica Holdings, Inc.*	2,600	$40,170

		1,235,324

Packaging and Containers — 0.3%
Ardagh Metal Packaging S.A.	5,000	17,000
Clearwater Paper Corp.*	478	23,169
Greif, Inc., Class A	800	45,976
Greif, Inc., Class B	200	12,498
Karat Packaging, Inc.	300	8,874
O-I Glass, Inc.*	5,000	55,650
Pactiv Evergreen, Inc.	1,100	12,452
Ranpak Holdings Corp.*	1,200	7,716
TriMas Corp.	1,295	33,100

		216,435

Pharmaceuticals — 2.8%
ACELYRIN, Inc.*	2,300	10,143
AdaptHealth Corp.*	3,400	34,000
Agios Pharmaceuticals, Inc.*	1,800	77,616
Akebia Therapeutics, Inc.*	7,700	7,854
Alector, Inc.*	2,900	13,166
Alimera Sciences, Inc.*	900	5,004
Alkermes PLC*	5,600	134,960
Amneal Pharmaceuticals, Inc.*	5,337	33,890
Amphastar Pharmaceuticals, Inc.*	1,200	48,000
Anika Therapeutics, Inc.*	400	10,132
Aquestive Therapeutics, Inc.*	2,800	7,280
Arvinas, Inc.*	2,200	58,564
Avadel Pharmaceuticals PLC, ADR*	3,100	43,586
Biote Corp., Class A*	600	4,482
Catalyst Pharmaceuticals, Inc.*	3,700	57,313
Coherus Biosciences, Inc.*	2,700	4,671
Collegium Pharmaceutical, Inc.*	1,100	35,420
Corbus Pharmaceuticals Holdings, Inc.*	400	18,100
Corcept Therapeutics, Inc.*	2,700	87,723
CorMedix, Inc.*	1,700	7,361
Enanta Pharmaceuticals, Inc.*	700	9,079
Enliven Therapeutics, Inc.*	1,200	28,044
Fennec Pharmaceuticals, Inc.*	700	4,277
Foghorn Therapeutics, Inc.*	800	4,600
Fulcrum Therapeutics, Inc.*	2,200	13,640
G1 Therapeutics, Inc.*	2,000	4,560
Harmony Biosciences Holdings, Inc.*	1,100	33,187
Harrow, Inc.*	1,000	20,890
Herbalife Ltd.*	3,400	35,326
Heron Therapeutics, Inc.*	3,800	13,300
Ironwood Pharmaceuticals, Inc.*	4,361	28,434
KalVista Pharmaceuticals, Inc.*	1,300	15,314
Kura Oncology, Inc.*	2,300	47,357
Longboard Pharmaceuticals, Inc.*	1,100	29,733
Lyell Immunopharma, Inc.*	6,000	8,700
Madrigal Pharmaceuticals, Inc.*	568	159,131
MannKind Corp.*	8,701	45,419
Mirum Pharmaceuticals, Inc.*	1,300	44,447
Morphic Holding, Inc.*	1,300	44,291
Nature’s Sunshine Products, Inc.*	500	7,535

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Pharmaceuticals — (continued)
Neurogene, Inc.*	400	$14,556
Ocugen, Inc.*	9,100	14,105
Ocular Therapeutix, Inc.*	5,300	36,252
Option Care Health, Inc.*	5,802	160,715
ORIC Pharmaceuticals, Inc.*	2,200	15,554
Outlook Therapeutics, Inc.*	345	2,546
Owens & Minor, Inc.*	2,576	34,776
Pacira BioSciences, Inc.*	1,500	42,915
PetIQ, Inc.*	900	19,854
Phibro Animal Health Corp., Class A	700	11,739
Protagonist Therapeutics, Inc.*	2,000	69,300
Regulus Therapeutics, Inc.*	2,500	4,462
Revance Therapeutics, Inc.*	2,900	7,453
Rhythm Pharmaceuticals, Inc.*	1,800	73,908
scPharmaceuticals, Inc.*	1,100	4,785
SIGA Technologies, Inc.	1,700	12,903
Skye Bioscience, Inc.*	700	5,607
Spyre Therapeutics, Inc.*	1,200	28,212
Summit Therapeutics, Inc.*	3,800	29,640
Supernus Pharmaceuticals, Inc.*	1,700	45,475
Trevi Therapeutics, Inc.*	1,800	5,364
USANA Health Sciences, Inc.*	348	15,744
Vanda Pharmaceuticals, Inc.*	1,941	10,967
Vaxcyte, Inc.*	3,600	271,836
Verrica Pharmaceuticals, Inc.*	900	6,561
Voyager Therapeutics, Inc.*	1,200	9,492
Xeris Biopharma Holdings, Inc.*	4,300	9,675
Y-mAbs Therapeutics, Inc.*	1,200	14,496

		2,275,421

Pipelines — 0.5%
Equitrans Midstream Corp.	14,400	186,912
Excelerate Energy, Inc., Class A	600	11,064
Golar LNG Ltd.	3,200	100,320
Kinetik Holdings, Inc.	1,200	49,728
NextDecade Corp.*	3,900	30,966

		378,990

Private Equity — 0.0%
P10, Inc., Class A	1,600	13,568
Patria Investments Ltd., Class A	1,600	19,296

		32,864

Real Estate — 0.6%
Anywhere Real Estate, Inc.*	3,000	9,930
Compass, Inc., Class A*	12,300	44,280
Cushman & Wakefield PLC*	7,600	79,040
eXp World Holdings, Inc.	2,700	30,470
FRP Holdings, Inc.*	338	9,640
Kennedy-Wilson Holdings, Inc.	3,581	34,807
Legacy Housing Corp.*	300	6,882
Marcus & Millichap, Inc.	800	25,216
Maui Land & Pineapple Co., Inc.*	300	6,615
McGrath RentCorp	770	82,043
Newmark Group, Inc., Class A	4,400	45,012
RE/MAX Holdings, Inc., Class A	600	4,860

	Number of Shares	Value†

Real Estate — (continued)
Redfin Corp.*	3,800	$22,838
Sky Harbour Group Corp.*	500	4,625
Star Holdings*	446	5,379
Stratus Properties, Inc.*	200	5,044
The Real Brokerage, Inc.*	3,400	13,804
The RMR Group, Inc., Class A	467	10,554
The St. Joe Co.	1,200	65,640

		506,679

Real Estate Investment Trusts — 0.0%
Claros Mortgage Trust, Inc.	2,900	23,258

Retail — 4.0%
Abercrombie & Fitch Co., Class A*	1,646	292,725
Academy Sports & Outdoors, Inc.	2,400	127,800
American Eagle Outfitters, Inc.	6,100	121,756
America’s Car-Mart, Inc.*	190	11,440
Arko Corp.	2,400	15,048
Asbury Automotive Group, Inc.*	670	152,673
Beacon Roofing Supply, Inc.*	2,081	188,330
Biglari Holdings, Inc., Class B*	10	1,934
BJ’s Restaurants, Inc.*	720	24,984
Blink Charging Co.*	3,500	9,590
Bloomin’ Brands, Inc.	2,800	53,844
BlueLinx Holdings, Inc.*	251	23,366
Boot Barn Holdings, Inc.*	1,000	128,930
Brinker International, Inc.*	1,500	108,585
Build-A-Bear Workshop, Inc.	500	12,635
Caleres, Inc.	1,054	35,414
Chuy’s Holdings, Inc.*	600	15,552
Citi Trends, Inc.*	300	6,378
Clean Energy Fuels Corp.*	6,000	16,020
Cracker Barrel Old Country Store, Inc.	734	30,945
Dave & Buster’s Entertainment, Inc.*	1,100	43,791
Denny’s Corp.*	1,452	10,309
Designer Brands, Inc., Class A	1,300	8,879
Destination XL Group, Inc.*	2,000	7,280
Dine Brands Global, Inc.	471	17,050
El Pollo Loco Holdings, Inc.*	1,000	11,310
EVgo, Inc.*	4,200	10,290
First Watch Restaurant Group, Inc.*	1,000	17,560
FirstCash Holdings, Inc.	1,286	134,876
Foot Locker, Inc.	2,800	69,776
Genesco, Inc.*	295	7,629
GMS, Inc.*	1,300	104,793
Group 1 Automotive, Inc.	443	131,695
GrowGeneration Corp.*	1,800	3,870
Haverty Furniture Cos., Inc.	450	11,381
Hibbett, Inc.	355	30,960
J Jill, Inc.	200	6,994
Jack in the Box, Inc.	614	31,277
Kura Sushi USA, Inc., Class A*	200	12,618
La-Z-Boy, Inc.	1,362	50,775
Leslie’s, Inc.*	5,700	23,883
MarineMax, Inc.*	700	22,659
Movado Group, Inc.	460	11,436

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Retail — (continued)
National Vision Holdings, Inc.*	2,400	$31,416
Nu Skin Enterprises, Inc., Class A	1,700	17,918
OneWater Marine, Inc., Class A*	400	11,028
Papa John’s International, Inc.	1,110	52,148
Patrick Industries, Inc.	675	73,271
PC Connection, Inc.	365	23,433
Petco Health & Wellness Co., Inc.*	3,000	11,340
Portillo’s, Inc., Class A*	1,500	14,580
Potbelly Corp.*	1,000	8,030
PriceSmart, Inc.	831	67,477
Sally Beauty Holdings, Inc.*	3,400	36,482
Savers Value Village, Inc.*	800	9,792
Shake Shack, Inc., Class A*	1,300	117,000
Shoe Carnival, Inc.	516	19,035
Signet Jewelers Ltd.	1,400	125,412
Sonic Automotive, Inc., Class A	434	23,640
Sweetgreen, Inc., Class A*	3,300	99,462
The Buckle, Inc.	949	35,056
The Cheesecake Factory, Inc.	1,616	63,493
The ODP Corp.*	1,170	45,946
The ONE Group Hospitality, Inc.*	800	3,400
Tile Shop Holdings, Inc.*	1,200	8,316
Tilly’s, Inc., Class A*	800	4,824
Urban Outfitters, Inc.*	2,100	86,205
Vera Bradley, Inc.*	1,100	6,886
Victoria’s Secret & Co.*	2,600	45,942
Warby Parker, Inc., Class A*	2,900	46,574
Winmark Corp.	91	32,089
Zumiez, Inc.*	503	9,798

		3,289,033

Savings & Loans — 1.0%
Axos Financial, Inc.*	1,800	102,870
Banc of California, Inc.	4,624	59,095
Berkshire Hills Bancorp, Inc.	1,442	32,877
Brookline Bancorp, Inc.	2,887	24,106
Capitol Federal Financial, Inc.	4,400	24,156
ESSA Bancorp, Inc.	400	7,036
First Financial Northwest, Inc.	300	6,339
Flushing Financial Corp.	1,038	13,650
FS Bancorp, Inc.	200	7,290
Greene County Bancorp, Inc.	200	6,742
Home Bancorp, Inc.	200	8,002
HomeTrust Bancshares, Inc.	500	15,015
New York Community Bancorp, Inc.	25,400	81,788
Northfield Bancorp, Inc.	1,093	10,362
Northwest Bancshares, Inc.	4,155	47,990
OceanFirst Financial Corp.	1,810	28,761
Pacific Premier Bancorp, Inc.	3,046	69,967
Provident Financial Services, Inc.	4,230	60,700
Southern Missouri Bancorp, Inc.	300	13,503
The Hingham Institution For Savings	61	10,912
Timberland Bancorp, Inc.	300	8,127
WaFd, Inc.	2,134	60,990
Waterstone Financial, Inc.	400	5,116

	Number of Shares	Value†

Savings & Loans — (continued)
WSFS Financial Corp.	1,974	$92,778

		798,172

Semiconductors — 2.3%
ACM Research, Inc., Class A*	1,600	36,896
Aehr Test Systems*	900	10,053
Alpha & Omega Semiconductor Ltd.*	700	26,159
Ambarella, Inc.*	1,229	66,305
Arteris, Inc.*	1,000	7,510
Axcelis Technologies, Inc.*	1,059	150,579
CEVA, Inc.*	671	12,944
Cohu, Inc.*	1,524	50,444
Diodes, Inc.*	1,499	107,823
FormFactor, Inc.*	2,529	153,080
Impinj, Inc.*	800	125,416
Kulicke & Soffa Industries, Inc.	1,800	88,542
MaxLinear, Inc.*	2,643	53,230
Navitas Semiconductor Corp.*	3,700	14,541
Ouster, Inc.*	1,500	14,745
Photronics, Inc.*	2,092	51,610
Power Integrations, Inc.	1,847	129,641
QuickLogic Corp.*	500	5,195
Rambus, Inc.*	3,623	212,888
Richardson Electronics Ltd.	500	5,945
Semtech Corp.*	2,209	66,005
Silicon Laboratories, Inc.*	1,016	112,400
SiTime Corp.*	651	80,971
SkyWater Technology, Inc.*	1,000	7,650
SMART Global Holdings, Inc.*	1,600	36,592
Synaptics, Inc.*	1,265	111,573
Ultra Clean Holdings, Inc.*	1,400	68,600
Veeco Instruments, Inc.*	1,854	86,600
Vishay Precision Group, Inc.*	400	12,176

		1,906,113

Software — 5.2%
8X8, Inc.*	3,700	8,214
ACI Worldwide, Inc.*	3,427	135,675
ACV Auctions, Inc., Class A*	4,900	89,425
Adeia, Inc.	3,653	40,859
Agilysys, Inc.*	776	80,813
Alignment Healthcare, Inc.*	3,400	26,588
Alkami Technology, Inc.*	1,500	42,720
Altair Engineering, Inc., Class A*	1,900	186,352
American Software, Inc., Class A	1,093	9,979
Amplitude, Inc., Class A*	2,600	23,140
Appian Corp., Class A*	1,375	42,432
Asana, Inc., Class A*	2,600	36,374
Asure Software, Inc.*	700	5,880
AvePoint, Inc.*	5,000	52,100
AvidXchange Holdings, Inc.*	5,800	69,948
Bandwidth, Inc., Class A*	739	12,474
BigBear.ai Holdings, Inc.*	3,900	5,889
BigCommerce Holdings, Inc.*	2,100	16,926
Blackbaud, Inc.*	1,450	110,446
BlackLine, Inc.*	1,940	93,993

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Software — (continued)
Blend Labs, Inc., Class A*	8,000	$18,880
Box, Inc., Class A*	4,700	124,268
Braze, Inc., Class A*	1,700	66,028
C3.ai, Inc., Class A*	2,700	78,192
Cerence, Inc.*	1,400	3,962
Clear Secure, Inc., Class A	2,900	54,259
Clearwater Analytics Holdings, Inc., Class A*	4,700	87,044
Climb Global Solutions, Inc.	100	6,281
CommVault Systems, Inc.*	1,448	176,033
Consensus Cloud Solutions, Inc.*	667	11,459
CS Disco, Inc.*	900	5,364
CSG Systems International, Inc.	981	40,388
Daily Journal Corp.*	41	16,174
Definitive Healthcare Corp.*	1,700	9,282
Digi International, Inc.*	1,057	24,237
Digimarc Corp.*	500	15,505
Digital Turbine Inc*	3,200	5,312
DigitalOcean Holdings, Inc.*	2,200	76,450
Domo, Inc., Class B*	1,100	8,492
Donnelley Financial Solutions, Inc.*	900	53,658
E2open Parent Holdings, Inc.*	5,800	26,042
eGain Corp.*	500	3,155
Enfusion, Inc., Class A*	1,700	14,484
Envestnet, Inc.*	1,713	107,217
Everbridge, Inc.*	1,328	46,467
EverCommerce, Inc.*	600	6,588
Evolent Health, Inc., Class A*	3,900	74,568
Fastly, Inc., Class A*	4,000	29,480
Freshworks, Inc., Class A*	6,800	86,292
GigaCloud Technology, Inc., Class A*	800	24,336
Health Catalyst, Inc.*	1,800	11,502
IBEX Holdings Ltd.*	300	4,854
Ibotta, Inc., Class A*	300	22,548
iLearningEngines Holdings, Inc.*	1,100	9,988
Immersion Corp.	1,200	11,292
Innodata, Inc.*	1,000	14,830
Inspired Entertainment, Inc.*	700	6,405
Instructure Holdings, Inc.*	700	16,387
Intapp, Inc.*	1,300	47,671
IonQ, Inc.*	6,700	47,101
Jamf Holding Corp.*	2,500	41,250
Kaltura, Inc.*	3,300	3,960
Matterport, Inc.*	8,900	39,783
MeridianLink, Inc.*	800	17,088
N-able, Inc.*	2,400	36,552
Olo, Inc., Class A*	3,200	14,144
ON24, Inc.*	800	4,808
Outbrain, Inc.*	1,000	4,980
PagerDuty, Inc.*	3,000	68,790
PDF Solutions, Inc.*	1,000	36,380
Phreesia, Inc.*	1,800	38,160
Planet Labs PBC*	5,000	9,300
Playstudios, Inc.*	2,600	5,382
Porch Group, Inc.*	3,100	4,681

	Number of Shares	Value†

Software — (continued)
PowerSchool Holdings, Inc., Class A*	2,000	$44,780
Privia Health Group, Inc.*	3,600	62,568
Progress Software Corp.	1,426	77,375
PROS Holdings, Inc.*	1,517	43,462
PubMatic, Inc., Class A*	1,400	28,434
Rackspace Technology, Inc.*	1,800	5,364
Red Violet, Inc.*	300	7,620
ReposiTrak, Inc.	400	6,116
Sapiens International Corp. N.V.	1,000	33,930
Schrodinger, Inc.*	1,800	34,812
SEMrush Holdings, Inc., Class A*	1,300	17,407
Simulations Plus, Inc.	500	24,310
SolarWinds Corp.	1,600	19,280
SoundHound AI, Inc., Class A*	9,600	37,920
Sprout Social, Inc., Class A*	1,618	57,730
SPS Commerce, Inc.*	1,262	237,458
Talkspace, Inc.*	4,400	10,120
Verint Systems, Inc.*	2,095	67,459
Verra Mobility Corp.*	5,500	149,600
Vertex, Inc., Class A*	1,800	64,890
Viant Technology, Inc., Class A*	400	3,948
Vimeo, Inc.*	4,700	17,531
Weave Communications, Inc.*	1,100	9,922
WM Technology, Inc.*	3,500	3,640
Workiva, Inc.*	1,700	124,083
Yext, Inc.*	3,400	18,190
Zeta Global Holdings Corp., Class A*	5,500	97,075
Zuora, Inc., Class A*	4,100	40,713

		4,253,697

Telecommunications — 1.4%
A10 Networks, Inc.	2,300	31,855
ADTRAN Holdings, Inc.	2,705	14,228
Anterix, Inc.*	400	15,836
Applied Digital Corp.*	3,400	20,230
AST SpaceMobile, Inc.*	4,000	46,440
ATN International, Inc.	398	9,074
Aviat Networks, Inc.*	400	11,476
BlackSky Technology, Inc.*	4,600	4,922
Calix, Inc.*	1,893	67,069
Clearfield, Inc.*	400	15,424
CommScope Holding Co., Inc.*	7,200	8,856
Consolidated Communications Holdings, Inc.*	2,571	11,312
Credo Technology Group Holding Ltd.*	4,200	134,148
DigitalBridge Group, Inc.	5,175	70,898
EchoStar Corp., Class A*	4,100	73,021
Extreme Networks, Inc.*	4,247	57,122
Globalstar, Inc.*	21,700	24,304
Gogo, Inc.*	2,200	21,164
Harmonic, Inc.*	3,470	40,842
IDT Corp., Class B	500	17,960
Infinera Corp.*	6,594	40,157
InterDigital, Inc.	794	92,549
Lumen Technologies, Inc.*	33,500	36,850

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Telecommunications — (continued)
NETGEAR, Inc.*	929	$14,214
Ooma, Inc.*	700	6,951
Powerfleet, Inc.*	3,200	14,624
Preformed Line Products Co.	71	8,842
Ribbon Communications, Inc.*	3,143	10,341
Shenandoah Telecommunications Co.	1,518	24,789
Spok Holdings, Inc.	700	10,367
Telephone and Data Systems, Inc.	3,300	68,409
Terran Orbital Corp.*	6,200	5,084
Viasat, Inc.*	4,100	52,070
Viavi Solutions, Inc.*	7,000	48,090

		1,129,518

Textiles — 0.1%
UniFirst Corp.	466	79,933

Toys, Games & Hobbies — 0.0%
Funko, Inc., Class A*	1,200	11,712
JAKKS Pacific, Inc.*	300	5,373

		17,085

Transportation — 1.6%
Air Transport Services Group, Inc.*	1,485	20,597
ArcBest Corp.	744	79,667
Ardmore Shipping Corp.	1,300	29,289
Costamare, Inc.	1,500	24,645
Covenant Logistics Group, Inc.	300	14,787
CryoPort, Inc.*	1,500	10,365
DHT Holdings, Inc.	4,400	50,908
Dorian LPG Ltd.	1,132	47,499
FLEX LNG Ltd.	1,000	27,040
Forward Air Corp.	796	15,156
Genco Shipping & Trading Ltd.	1,400	29,834
Golden Ocean Group Ltd.	3,900	53,820
Heartland Express, Inc.	1,567	19,321
Himalaya Shipping Ltd.*	1,200	10,992
Hub Group, Inc., Class A	1,986	85,497
International Seaways, Inc.	1,331	78,702
Marten Transport Ltd.	1,926	35,535
Matson, Inc.	1,100	144,067
Nordic American Tankers Ltd.	7,067	28,127
Overseas Shipholding Group, Inc., Class A	1,700	14,416
PAM Transportation Services, Inc.*	200	3,474
Pangaea Logistics Solutions Ltd.	1,400	10,962
Radiant Logistics, Inc.*	1,000	5,690
RXO, Inc.*	3,900	101,985
Safe Bulkers, Inc.	1,700	9,894
Scorpio Tankers, Inc.	1,540	125,187
SFL Corp. Ltd.	3,784	52,522
Teekay Corp.*	2,000	17,940
Teekay Tankers Ltd., Class A	800	55,048
Universal Logistics Holdings, Inc.	200	8,118
Werner Enterprises, Inc.	2,052	73,523
World Kinect Corp.	2,000	51,600

		1,336,207

	Number of Shares	Value†

Trucking and Leasing — 0.3%
GATX Corp.	1,144	$151,420
The Greenbrier Cos., Inc.	1,047	51,879
Willis Lease Finance Corp.	100	6,930

		210,229

Water — 0.4%
American States Water Co.	1,277	92,672
California Water Service Group	1,866	90,482
Consolidated Water Co., Ltd.	400	10,616
Global Water Resources, Inc.	500	6,050
Middlesex Water Co.	531	27,750
SJW Group	1,032	55,955
The York Water Co.	497	18,434

		301,959

TOTAL COMMON STOCKS (Cost $74,752,645)		76,255,482

REAL ESTATE INVESTMENT TRUSTS — 6.3%
Apartments — 0.4%
Apartment Investment and Management Co., Class A*	4,800	39,792
BRT Apartments Corp.	500	8,735
Centerspace	461	31,177
Elme Communities	3,006	47,886
Independence Realty Trust, Inc.	7,492	140,400
NexPoint Residential Trust, Inc.	700	27,657

		295,647

Diversified — 0.8%
Alexander & Baldwin, Inc.	2,456	41,654
American Assets Trust, Inc.	1,600	35,808
Armada Hoffler Properties, Inc.	2,100	23,289
Broadstone Net Lease, Inc.	6,300	99,981
Clipper Realty, Inc.	600	2,166
Farmland Partners, Inc.	1,400	16,142
Gladstone Commercial Corp.	1,252	17,866
Gladstone Land Corp.	1,000	13,690
Global Net Lease, Inc.	6,782	49,848
InvenTrust Properties Corp.	2,300	56,948
NexPoint Diversified Real Estate Trust	1,289	7,130
One Liberty Properties, Inc.	510	11,975
Outfront Media, Inc.	4,800	68,640
Postal Realty Trust, Inc., Class A	500	6,665
PotlatchDeltic Corp.	2,574	101,390
Safehold, Inc.	1,735	33,468
UMH Properties, Inc.	2,168	34,666
Uniti Group, Inc.	7,400	21,608
Veris Residential, Inc.	2,400	36,000

		678,934

Healthcare — 0.6%
American Healthcare REIT, Inc.	2,200	32,142
CareTrust REIT, Inc.	4,495	112,824
Community Healthcare Trust, Inc.	800	18,712
Diversified Healthcare Trust	6,700	20,435

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)
Healthcare — (continued)
Global Medical REIT, Inc.	1,800	$16,344
LTC Properties, Inc.	1,417	48,887
National Health Investors, Inc.	1,357	91,910
Sabra Health Care REIT, Inc.	7,693	118,472
Universal Health Realty Income Trust	420	16,439

		476,165

Hotels & Resorts — 0.8%
Apple Hospitality REIT, Inc.	7,600	110,504
Braemar Hotels & Resorts, Inc.	2,800	7,140
Chatham Lodging Trust	1,500	12,780
DiamondRock Hospitality Co.	7,023	59,344
Pebblebrook Hotel Trust	3,993	54,904
RLJ Lodging Trust	5,080	48,920
Ryman Hospitality Properties, Inc.	1,912	190,932
Service Properties Trust	5,500	28,270
Summit Hotel Properties, Inc.	3,400	20,366
Sunstone Hotel Investors, Inc.	6,847	71,620
Xenia Hotels & Resorts, Inc.	3,200	45,856

		650,636

Industrial — 0.5%
Industrial Logistics Properties Trust	2,400	8,832
Innovative Industrial Properties, Inc.	908	99,172
LXP Industrial Trust	9,715	88,601
Plymouth Industrial REIT, Inc.	1,400	29,932
Terreno Realty Corp.	3,175	187,896

		414,433

Mortgage Banks — 0.9%
AFC Gamma, Inc.	600	7,320
AG Mortgage Investment Trust, Inc.	1,100	7,304
Apollo Commercial Real Estate Finance, Inc.	4,456	43,624
Arbor Realty Trust, Inc.	6,000	86,100
Ares Commercial Real Estate Corp.	1,600	10,640
ARMOUR Residential REIT, Inc.	1,615	31,299
Blackstone Mortgage Trust, Inc., Class A	5,800	101,036
BrightSpire Capital, Inc.	3,900	22,230
Chimera Investment Corp.	2,500	32,000
Dynex Capital, Inc.	1,869	22,316
Ellington Financial, Inc.	2,500	30,200
Franklin BSP Realty Trust, Inc.	2,712	34,171
Granite Point Mortgage Trust, Inc.	1,700	5,049
Invesco Mortgage Capital, Inc.	1,412	13,230
KKR Real Estate Finance Trust, Inc.	2,100	19,005
Ladder Capital Corp.	3,776	42,631
MFA Financial, Inc.	3,175	33,782
New York Mortgage Trust, Inc.	2,975	17,374
Nexpoint Real Estate Finance, Inc.	300	4,116
Orchid Island Capital, Inc.	1,840	15,345
PennyMac Mortgage Investment Trust	2,892	39,765
Ready Capital Corp.	5,354	43,796
Redwood Trust, Inc.	4,477	29,056
Seven Hills Realty Trust	500	6,340

	Number of Shares	Value†

Mortgage Banks — (continued)
TPG RE Finance Trust, Inc.	2,000	$17,280
Two Harbors Investment Corp.	3,500	46,235

		761,244

Office Property — 0.8%
Brandywine Realty Trust	5,500	24,640
City Office REIT, Inc.	1,400	6,972
COPT Defense Properties	3,800	95,114
Douglas Emmett, Inc.	5,300	70,543
Easterly Government Properties, Inc.	3,100	38,347
Empire State Realty Trust, Inc., Class A	4,500	42,210
Equity Commonwealth*	3,500	67,900
Franklin Street Properties Corp.	3,700	5,661
Hudson Pacific Properties, Inc.	4,300	20,683
JBG SMITH Properties	2,900	44,167
NET Lease Office Properties	500	12,310
Orion Office REIT, Inc.	1,900	6,821
Paramount Group, Inc.	5,800	26,854
Peakstone Realty Trust	1,100	11,660
Piedmont Office Realty Trust, Inc., Class A	4,200	30,450
SL Green Realty Corp.	2,200	124,608

		628,940

Private Equity — 0.0%
Chicago Atlantic Real Estate Finance, Inc.	600	9,216

Real Estate — 0.0%
Angel Oak Mortgage REIT, Inc.	200	2,620

Regional Malls — 0.3%
CBL & Associates Properties, Inc.	900	21,042
Tanger, Inc.	3,500	94,885
The Macerich Co.	7,200	111,168

		227,095

Single Tenant — 0.4%
Alpine Income Property Trust, Inc.	500	7,780
Essential Properties Realty Trust, Inc.	5,800	160,718
Four Corners Property Trust, Inc.	3,100	76,477
Getty Realty Corp.	1,669	44,496

		289,471

Strip Centers — 0.8%
Acadia Realty Trust	3,420	61,287
Alexander’s, Inc.	69	15,515
CTO Realty Growth, Inc.	759	13,252
Kite Realty Group Trust	7,249	162,233
NETSTREIT Corp.	2,500	40,250
Phillips Edison & Co., Inc.	4,100	134,111
Retail Opportunity Investments Corp.	4,200	52,206
Saul Centers, Inc.	351	12,906
SITE Centers Corp.	6,100	88,450
Urban Edge Properties	4,000	73,880

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Small Cap Index Fund

	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)
Strip Centers — (continued)
Whitestone REIT	1,400	$18,634

		672,724

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $6,089,425)		5,107,125

RIGHTS — 0.0%
Aduro Biotech CVR*	560	0
Chelsea Therapeutics International Ltd. CVR*	1,600	0
CinCor Pharma, Inc.*	800	2,448
Durata Therapeutics CVR Shares*	500	0
OmniAb, Inc.*	191	636
OmniAb, Inc.*	191	609
Resolute Forest Products, Inc.*	1,500	2,130
Trius Therapeutics CVR*	1,200	0

TOTAL RIGHTS (Cost $827)		5,823

WARRANTS — 0.0%
Nabors Industries Ltd. Expiration Date 06/11/26*	87	574
Chord Energy Corp. Expiration Date 09/01/24*	204	6,545
Chord Energy Corp. Expiration Date 09/01/25*	102	2,402

TOTAL WARRANTS (Cost $3,666)		9,521

SHORT-TERM INVESTMENTS — 0.8%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.208%) (Cost $687,297)	687,297	687,297

TOTAL INVESTMENTS — 100.1% (Cost $81,533,860)		$82,065,248

Other Assets & Liabilities — (0.1)%		(67,866)

TOTAL NET ASSETS — 100.0%		$81,997,382

†	See Security Valuation Note.
*	Non-income producing security.
(1)

The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierarchy table located at the end of the Schedule of Investments.

ADR— American Depositary Receipt.

AG— Aktiengesellschaft.

CVR— Contingent Valued Rights.

N.V.— Naamloze Vennootschap.

PLC— Public Limited Company.

REIT— Real Estate Investment Trust.

S.A.— Societe Anonyme.

S.E.— Societas Europaea.

COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Advertising	0.1%	$64,385
Aerospace & Defense	1.2%	949,110
Agriculture	0.4%	295,374
Airlines	0.3%	259,975
Apparel	0.5%	390,173
Auto Manufacturers	0.2%	145,715
Auto Parts & Equipment	1.2%	889,924
Banks	8.8%	6,746,960
Beverages	0.3%	255,925
Biotechnology	8.4%	6,411,613
Building Materials	2.0%	1,511,308
Chemicals	2.2%	1,642,075
Coal	0.7%	542,155
Commercial Services	4.9%	3,707,979
Computers	2.4%	1,830,100
Cosmetics & Personal Care	0.4%	271,038
Distribution & Wholesale	0.7%	508,152
Diversified Financial Services	3.6%	2,730,554
Electric	1.5%	1,143,392
Electrical Components & Equipment	1.1%	813,808
Electronics	2.6%	1,978,657
Energy-Alternate Sources	0.5%	392,991
Engineering & Construction	1.9%	1,438,524
Entertainment	1.1%	802,099
Environmental Control	0.5%	369,370
Food	1.5%	1,156,591
Forest Products & Paper	0.1%	82,320
Gas	1.0%	774,134
Hand & Machine Tools	0.4%	311,188
Healthcare Products	4.1%	3,152,244
Healthcare Services	2.1%	1,574,365
Home Builders	2.0%	1,555,485
Home Furnishings	0.4%	274,333
Household Products & Wares	0.4%	276,068
Housewares	0.0%	4,295
Insurance	2.4%	1,866,877
Internet	2.1%	1,573,134
Investment Companies	1.0%	786,397
Iron & Steel	0.6%	469,646
Leisure Time	0.7%	502,097
Lodging	0.1%	115,409
Machinery — Construction & Mining	0.4%	328,096
Machinery — Diversified	2.1%	1,631,842
Media	0.5%	374,514
Metal Fabricate/Hardware	0.9%	722,794
Mining	0.9%	677,801
Miscellaneous Manufacturing	1.3%	1,001,270
Multi-National	0.0%	27,000
Office & Business Equipment	0.1%	74,636
Office Furnishings	0.2%	138,746
Oil & Gas	3.6%	2,721,927
Oil & Gas Services	1.6%	1,235,324
Packaging and Containers	0.3%	216,435

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Small Cap Index Fund

COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Pharmaceuticals	3.0%	$2,275,421
Pipelines	0.5%	378,990
Private Equity	0.0%	32,864
Real Estate	0.7%	506,679
Real Estate Investment Trusts	0.0%	23,258
Retail	4.3%	3,289,033
Savings & Loans	1.0%	798,172
Semiconductors	2.5%	1,906,113
Software	5.6%	4,253,697
Telecommunications	1.5%	1,129,518
Textiles	0.1%	79,933
Toys, Games & Hobbies	0.0%	17,085
Transportation	1.8%	1,336,207
Trucking and Leasing	0.3%	210,229
Water	0.4%	301,959

	100.0%	$76,255,482

Summary of inputs used to value the Fund’s investments as of 6/30/2024 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 6/30/2024	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input^
Common Stocks
Advertising	$64,385	$64,385	$—	$—
Aerospace & Defense	949,110	949,110	—	—
Agriculture	295,374	295,374	—	—
Airlines	259,975	259,975	—	—
Apparel	390,173	390,173	—	—
Auto Manufacturers	145,715	145,715	—	—
Auto Parts & Equipment	889,924	889,924	—	—
Banks	6,746,960	6,746,960	—	—
Beverages	255,925	255,925	—	—
Biotechnology	6,411,613	6,384,727	26,886	—
Building Materials	1,511,308	1,511,308	—	—
Chemicals	1,642,075	1,642,075	—	—
Coal	542,155	542,155	—	—
Commercial Services	3,707,979	3,707,979	—	—
Computers	1,830,100	1,830,100	—	—
Cosmetics & Personal Care	271,038	271,038	—	—
Distribution & Wholesale	508,152	508,152	—	—
Diversified Financial Services	2,730,554	2,730,554	—	—	(1)
Electric	1,143,392	1,143,392	—	—
Electrical Components &
Equipment	813,808	813,808	—	—
Electronics	1,978,657	1,978,657	—	—
Energy-Alternate Sources	392,991	392,991	—	—
Engineering & Construction	1,438,524	1,438,524	—	—
Entertainment	802,099	802,099	—	—
Environmental Control	369,370	369,370	—	—
Food	1,156,591	1,156,591	—	—
Forest Products & Paper	82,320	82,320	—	—
Gas	774,134	774,134	—	—

ASSETS TABLE
Description	Total Market Value at 6/30/2024	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input^
Hand & Machine Tools	$311,188	$311,188	$—	$—
Healthcare Products	3,152,244	3,152,244	—	—
Healthcare Services	1,574,365	1,574,365	—	—
Home Builders	1,555,485	1,555,485	—	—
Home Furnishings	274,333	274,333	—	—
Household Products & Wares	276,068	276,068	—	—
Housewares	4,295	4,295	—	—
Insurance	1,866,877	1,866,877	—	—
Internet	1,573,134	1,573,134	—	—
Investment Companies	786,397	786,397	—	—
Iron & Steel	469,646	469,646	—	—
Leisure Time	502,097	502,097	—	—
Lodging	115,409	115,409	—	—
Machinery — Construction & Mining	328,096	328,096	—	—
Machinery — Diversified	1,631,842	1,631,842	—	—
Media	374,514	374,514	—	—
Metal Fabricate/Hardware	722,794	722,794	—	—
Mining	677,801	677,801	—	—	(1)
Miscellaneous
Manufacturing	1,001,270	1,001,270	—	—
Multi-National	27,000	27,000	—	—
Office & Business Equipment	74,636	74,636	—	—
Office Furnishings	138,746	138,746	—	—
Oil & Gas	2,721,927	2,721,927	—	—	(1)
Oil & Gas Services	1,235,324	1,235,324	—	—
Packaging and Containers	216,435	216,435	—	—
Pharmaceuticals	2,275,421	2,275,421	—	—
Pipelines	378,990	378,990	—	—
Private Equity	32,864	32,864	—	—
Real Estate	506,679	506,679	—	—
Real Estate Investment Trusts	23,258	23,258	—	—
Retail	3,289,033	3,289,033	—	—
Savings & Loans	798,172	798,172	—	—
Semiconductors	1,906,113	1,906,113	—	—
Software	4,253,697	4,253,697	—	—
Telecommunications	1,129,518	1,129,518	—	—
Textiles	79,933	79,933	—	—
Toys, Games & Hobbies	17,085	17,085	—	—
Transportation	1,336,207	1,336,207	—	—
Trucking and Leasing	210,229	210,229	—	—
Water	301,959	301,959	—	—

Total Common Stocks	76,255,482	76,228,596	26,886	—

Real Estate Investment Trusts	5,107,125	5,107,125	—	—
Rights	5,823	—	5,823	—
Warrants	9,521	9,521	—	—
Short-Term Investments	687,297	687,297	—	—

Total Investments	$82,065,248	$82,032,539	$32,709	$—

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Small Cap Index Fund

ASSETS TABLE
Description	Total Market Value at 6/30/2024	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input^
Other Financial Instruments(2)
Futures Contracts	$1,029	$1,029	$—	$—

Total Assets—Other Financial Instruments	$1,029	$1,029	$—	$—

(1)	Includes internally fair valued securities currently priced at zero ($0).
(2)

Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Schedule of Investments such as future contracts and forward foreign currency contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

^

A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

It is the Fund’s practice to recognize transfers into and transfers out of Level 3 at the fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.

Futures contracts held by the Fund at June 30, 2024 are as follows:

Futures Contracts:

Exchange Traded

Type	Futures Contract	Expiration Date	Numbers of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Long	E-Mini Russell 2000 Index	09/20/24	9	50	$2,065	$929,250	$1,029	$—

							$1,029	$—

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Developed International Index Fund

	Number of Shares	Value†
COMMON STOCKS — 97.2%
Australia — 7.1%
Ampol Ltd.	1,088	$23,401
ANZ Group Holdings Ltd.	14,650	275,240
APA Group	6,428	34,168
Aristocrat Leisure Ltd.	2,772	91,796
ASX Ltd.	903	36,030
Aurizon Holdings Ltd.	8,950	21,742
BHP Group Ltd.	24,545	701,544
BlueScope Steel Ltd.	2,047	27,787
Brambles Ltd.*	6,620	63,883
CAR Group Ltd.	1,639	38,373
Cochlear Ltd.	312	68,871
Coles Group Ltd.	6,302	71,393
Commonwealth Bank of Australia	8,107	686,755
Computershare Ltd.	2,515	43,987
CSL Ltd.	2,328	456,515
Dexus	5,310	22,907
Endeavour Group Ltd.	6,432	21,569
Fortescue Ltd.	8,180	116,454
Goodman Group	8,287	191,180
Insurance Australia Group Ltd.	11,138	52,800
Macquarie Group Ltd.	1,779	242,071
Medibank Pvt. Ltd.	14,114	34,979
Mineral Resources Ltd.	930	33,271
Mirvac Group	17,697	22,018
National Australia Bank Ltd.	14,931	360,065
Northern Star Resources Ltd.	5,412	46,998
Orica Ltd.	2,212	26,269
Origin Energy Ltd.	8,055	58,278
Pilbara Minerals Ltd.	13,602	27,677
Pro Medicus Ltd.	309	29,347
Qantas Airways Ltd.*	4,237	16,489
QBE Insurance Group Ltd.	7,094	81,890
Ramsay Health Care Ltd.	815	25,731
REA Group Ltd.	262	34,211
Reece Ltd.	1,201	20,057
Rio Tinto Ltd.	1,795	142,185
Santos Ltd.	15,512	78,699
Scentre Group	24,536	50,856
SEEK Ltd.	1,770	25,123
Seven Group Holdings Ltd.	875	21,859
Sonic Healthcare Ltd.	2,111	36,866
South32 Ltd.	15,452	37,488
South32 Ltd.	5,653	13,777
Stockland	11,070	30,661
Suncorp Group Ltd.	6,492	75,074
Telstra Group Ltd.	21,066	50,858
The GPT Group	9,446	25,185
The Lottery Corp. Ltd.	9,935	33,485
Transurban Group	14,915	123,013
Treasury Wine Estates Ltd.	3,956	32,733
Vicinity Ltd.	18,933	23,280
Washington H. Soul Pattinson & Co., Ltd.	1,266	27,620
Wesfarmers Ltd.	5,522	239,111
Westpac Banking Corp.	16,696	302,317

	Number of Shares	Value†

Australia — (continued)
WiseTech Global Ltd.	856	$56,906
Woodside Energy Group Ltd.	9,213	173,490
Woolworths Group Ltd.	5,899	132,444

		5,838,776

Austria — 0.2%
Erste Group Bank AG	1,628	77,062
OMV AG	740	32,166
Verbund AG	306	24,211
voestalpine AG	490	13,247

		146,686

Belgium — 0.8%
Ageas N.V.	708	32,304
Anheuser-Busch InBev N.V.	4,229	245,518
D’ieteren Group	111	23,504
Elia Group S.A.	148	13,823
Groupe Bruxelles Lambert N.V.	440	31,329
KBC Group N.V.	1,201	84,625
Lotus Bakeries N.V.	2	20,626
Sofina S.A.	66	15,019
Syensqo S.A.	376	33,561
UCB S.A.	598	88,795
Umicore S.A.	1,037	15,606
Warehouses De Pauw CVA	933	25,199

		629,909

Chile — 0.1%
Antofagasta PLC	1,852	49,219

Denmark — 3.9%
A.P. Moller - Maersk A/S, Class A	15	25,452
A.P. Moller - Maersk A/S, Class B	19	32,953
Carlsberg A/S, Class B	463	55,585
Coloplast A/S, Class B	604	72,609
Danske Bank A/S	3,317	98,933
Demant A/S*	454	19,663
DSV A/S	847	130,013
Genmab A/S*	317	79,438
Novo Nordisk A/S, Class B	15,778	2,257,593
Novonesis (Novozymes), Class B	1,797	109,787
Orsted A/S@,*	879	46,694
Pandora A/S	385	57,947
ROCKWOOL A/S, Class B	55	22,296
Tryg A/S	1,852	40,464
Vestas Wind Systems A/S*	4,881	113,180

		3,162,607

Finland — 1.0%
Elisa OYJ	733	33,559
Fortum OYJ	2,232	32,675
Kesko OYJ, Class B	1,229	21,621
Kone OYJ, Class B	1,608	79,727
Metso OYJ	3,076	32,693
Neste OYJ	2,000	35,689
Nokia OYJ	25,610	97,473
Nordea Bank Abp	15,312	182,528

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Developed International Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Finland — (continued)
Orion OYJ, Class B	570	$24,310
Sampo OYJ, Class A	2,169	93,537
Stora Enso OYJ, Class R	2,992	40,857
UPM-Kymmene OYJ	2,537	89,106
Wartsila OYJ Abp	2,189	42,437

		806,212

France — 10.6%
Accor S.A.	883	36,131
Aeroports de Paris S.A.	143	17,417
Air Liquide S.A.	2,782	480,138
Airbus S.E.	2,898	397,741
Alstom S.A.*	1,401	23,628
Amundi S.A.@	290	18,756
Arkema S.A.	274	23,877
AXA S.A.	8,858	290,287
BioMerieux	219	20,824
BNP Paribas S.A.	5,037	322,127
Bollore S.E.	3,186	18,705
Bouygues S.A.	887	28,512
Bureau Veritas S.A.	1,519	42,212
Capgemini S.E.	754	149,773
Carrefour S.A.	2,661	37,707
Cie de Saint-Gobain S.A.	2,210	171,881
Cie Generale des Etablissements Michelin SCA	3,279	126,737
Covivio SA	233	11,142
Credit Agricole S.A.	5,056	69,038
Danone S.A.	3,128	191,589
Dassault Aviation S.A.	89	16,117
Dassault Systemes S.E.	3,234	121,602
Edenred SE	1,186	50,300
Eiffage S.A.	339	31,156
Engie S.A.	8,841	126,606
EssilorLuxottica S.A.	1,423	305,779
Eurazeo S.E.	181	14,433
Gecina S.A.	205	18,924
Getlink S.E.	1,352	22,386
Hermes International SCA	152	351,063
Ipsen S.A.	156	19,166
Kering S.A.	361	131,312
Klepierre S.A.	1,098	29,314
La Francaise des Jeux SAEM@	465	15,838
Legrand S.A.	1,276	126,650
L’Oreal S.A.	1,160	510,592
LVMH Moet Hennessy Louis Vuitton S.E.	1,332	1,022,698
Orange S.A.	8,959	89,863
Pernod Ricard S.A.	991	135,212
Publicis Groupe S.A.	1,104	117,266
Remy Cointreau S.A.	109	9,159
Renault S.A.	899	46,105
Rexel S.A.	1,207	31,223
Safran S.A.	1,668	351,545
Sanofi SA	5,487	529,183

	Number of Shares	Value†

France — (continued)
Sartorius Stedim Biotech	155	$25,615
Schneider Electric S.E.	2,634	631,490
SEB S.A.	96	9,853
Societe Generale S.A.	3,467	81,513
Sodexo S.A.	410	36,933
Teleperformance SE	259	27,363
Thales S.A.	451	72,146
TotalEnergies S.E.	10,396	696,051
Unibail-Rodamco-Westfield	1,213	4,771
Unibail-Rodamco-Westfield	544	42,991
Veolia Environnement S.A.	3,317	99,354
Vinci S.A.	2,441	257,292
Vivendi S.E.	3,095	32,348

		8,719,434

Germany — 8.0%
adidas AG	786	187,671
Allianz S.E.	1,888	524,356
BASF S.E.	4,342	209,903
Bayer AG	4,749	133,865
Bayerische Motoren Werke AG	1,547	146,333
Bechtle AG	394	18,533
Beiersdorf AG	476	69,670
Brenntag S.E.	627	42,297
Carl Zeiss Meditec AG	220	15,467
Commerzbank AG	5,013	76,038
Continental AG	505	28,602
Covestro AG@,*	879	51,524
CTS Eventim AG & Co., KGaA	329	27,389
Daimler Truck Holding AG	2,585	103,098
Delivery Hero S.E.@,*	873	20,738
Deutsche Bank AG	9,373	149,805
Deutsche Boerse AG	922	188,454
Deutsche Lufthansa AG	2,966	18,192
Deutsche Post AG	4,816	195,563
Deutsche Telekom AG	15,820	397,644
E.ON S.E.	10,869	142,848
Evonik Industries AG	1,156	23,588
Fresenius Medical Care AG	920	35,159
Fresenius S.E. & Co., KGaA*	1,998	59,689
GEA Group AG	840	34,922
Hannover Rueck S.E.	285	72,144
Heidelberg Materials AG	619	63,989
Henkel AG & Co., KGaA	536	42,171
Infineon Technologies AG	6,350	233,047
Knorr-Bremse AG	365	27,899
LEG Immobilien S.E.	364	29,737
Mercedes-Benz Group AG	3,912	270,755
Merck KGaA	622	102,863
MTU Aero Engines AG	275	70,112
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	665	332,470
Nemetschek S.E.	277	27,043
Puma S.E.	567	26,042
Rational AG	23	19,070

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Developed International Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Germany — (continued)
Rheinmetall AG	210	$107,019
RWE AG	3,042	104,357
SAP S.E.	5,057	1,015,828
Scout24 S.E.@	387	29,568
Siemens AG	3,680	684,942
Siemens Energy AG*	2,682	69,932
Siemens Healthineers AG@	1,350	77,745
Symrise AG	627	76,718
Talanx AG	287	22,871
Volkswagen AG	143	17,135
Vonovia S.E.	3,519	100,145
Zalando S.E.@,*	1,152	27,043

		6,551,993

Hong Kong — 1.9%
AIA Group Ltd.	54,200	366,704
BOC Hong Kong Holdings Ltd.	17,500	54,000
CK Asset Holdings Ltd.	9,034	33,842
CK Hutchison Holdings Ltd.	12,628	60,237
CK Infrastructure Holdings Ltd.	3,500	19,765
CLP Holdings Ltd.	7,500	60,661
ESR Group Ltd.@	5,400	7,101
Futu Holdings Ltd., ADR*	300	19,681
Galaxy Entertainment Group Ltd.	10,000	46,539
Hang Seng Bank Ltd.	3,600	46,283
Henderson Land Development Co., Ltd.	7,891	21,157
HKT Trust & HKT Ltd.	20,240	22,702
Hong Kong & China Gas Co., Ltd.	57,112	43,402
Hong Kong Exchanges & Clearing Ltd.	5,884	188,307
Hongkong Land Holdings Ltd.	5,900	19,008
Jardine Matheson Holdings Ltd.	700	24,710
Link REIT	13,262	51,501
MTR Corp. Ltd.	7,896	24,923
Power Assets Holdings Ltd.	7,000	37,831
Prudential PLC	13,292	120,519
Sino Land Co., Ltd.	17,633	18,146
SITC International Holdings Co., Ltd.	6,000	16,270
Sun Hung Kai Properties Ltd.	6,661	57,714
Swire Pacific Ltd., Class A	2,000	17,657
Swire Properties Ltd.	7,136	11,369
Techtronic Industries Co., Ltd.	6,500	74,099
The Wharf Holdings Ltd.	6,000	16,859
WH Group Ltd.@	43,872	28,877
Wharf Real Estate Investment Co., Ltd.	9,000	23,854

		1,533,718

Ireland — 1.0%
AerCap Holdings N.V.	1,000	93,200
AIB Group PLC	8,306	43,865
Bank of Ireland Group PLC	4,974	51,961
DCC PLC	489	34,128
Experian PLC	4,461	207,244
Flutter Entertainment PLC*	859	156,250
James Hardie Industries PLC*	2,107	65,944
Kerry Group PLC, Class A	752	60,941
Kingspan Group PLC	741	62,976

	Number of Shares	Value†

Ireland — (continued)
Smurfit Kappa Group PLC	1,233	$54,995

		831,504

Israel — 0.7%
Azrieli Group Ltd.	257	15,015
Bank Hapoalim BM	5,923	52,310
Bank Leumi Le-Israel BM	7,205	58,732
Check Point Software Technologies Ltd.*	412	67,980
CyberArk Software Ltd.*	200	54,684
Elbit Systems Ltd.	135	23,492
Global-e Online Ltd.*	500	18,135
ICL Group Ltd.	4,391	18,883
Israel Discount Bank Ltd., Class A	5,639	28,141
Mizrahi Tefahot Bank Ltd.	844	28,621
Monday.com Ltd.*	200	48,152
Nice Ltd.*	300	51,611
Teva Pharmaceutical Industries Ltd.*	5,764	93,778
Wix.com Ltd.*	251	39,927

		599,461

Italy — 2.3%
Amplifon SpA	601	21,372
Banco BPM SpA	6,505	41,865
Davide Campari-Milano N.V.	2,775	26,273
DiaSorin SpA	89	8,854
Enel SpA	39,607	274,825
Eni SpA	10,198	156,587
Ferrari N.V.	614	250,568
FinecoBank Banca Fineco SpA	3,098	46,034
Generali	4,891	121,756
Infrastrutture Wireless Italiane SpA@	1,623	16,905
Intesa Sanpaolo SpA	71,194	264,586
Leonardo SpA	1,897	43,951
Mediobanca Banca di Credito Finanziario SpA	2,359	34,531
Moncler SpA	1,078	66,129
Nexi SpA@,*	3,202	19,519
Poste Italiane SpA@	2,082	26,493
Prysmian SpA	1,250	77,171
Recordati Industria Chimica e Farmaceutica SpA	515	26,805
Snam SpA	9,464	41,793
Telecom Italia SpA*	60,149	14,386
Terna - Rete Elettrica Nazionale	7,216	55,625
UniCredit SpA	7,293	269,885

		1,905,913

Japan — 22.3%
Advantest Corp.	3,700	149,946
Aeon Co., Ltd.	3,100	66,349
AGC, Inc.	900	29,285
Aisin Corp.	700	22,868
Ajinomoto Co., Inc.	2,300	80,949
ANA Holdings, Inc.	800	14,787
Asahi Group Holdings Ltd.	2,300	81,385

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Developed International Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Japan — (continued)
Asahi Kasei Corp.	5,900	$37,885
Asics Corp.	3,200	49,338
Astellas Pharma, Inc.	8,700	85,832
Bandai Namco Holdings, Inc.	2,800	54,856
Bridgestone Corp.	2,800	110,486
Brother Industries Ltd.	1,100	19,431
Canon, Inc.	4,800	130,213
Capcom Co., Ltd.	1,600	30,267
Central Japan Railway Co.	3,700	80,205
Chubu Electric Power Co., Inc.	3,000	35,440
Chugai Pharmaceutical Co., Ltd.	3,200	113,947
Concordia Financial Group Ltd.	5,200	30,802
Dai Nippon Printing Co., Ltd.	900	30,367
Daifuku Co., Ltd.	1,500	28,173
Dai-ichi Life Holdings, Inc.	4,500	120,509
Daiichi Sankyo Co., Ltd.	9,000	312,784
Daikin Industries Ltd.	1,300	180,980
Daito Trust Construction Co., Ltd.	300	31,053
Daiwa House Industry Co., Ltd.	2,800	71,288
Daiwa Securities Group, Inc.	6,900	52,973
Denso Corp.	9,200	143,603
Dentsu Group, Inc.	1,100	27,853
Disco Corp.	400	152,360
East Japan Railway Co.	4,300	71,594
Eisai Co., Ltd.	1,300	53,513
ENEOS Holdings, Inc.	13,590	70,035
FANUC Corp.	4,600	126,283
Fast Retailing Co., Ltd.	800	202,353
Fuji Electric Co., Ltd.	600	34,284
FUJIFILM Holdings Corp.	5,400	126,666
Fujitsu Ltd.	8,500	133,310
Hamamatsu Photonics K.K.	600	16,118
Hankyu Hanshin Holdings, Inc.	1,200	32,010
Hikari Tsushin, Inc.	100	18,732
Hitachi Construction Machinery Co., Ltd.	500	13,408
Hitachi Ltd.	22,500	506,617
Honda Motor Co., Ltd.	21,600	232,200
Hoshizaki Corp.	600	19,085
Hoya Corp.	1,700	198,797
Hulic Co., Ltd.	1,700	15,110
Ibiden Co., Ltd.	600	24,559
Idemitsu Kosan Co., Ltd.	4,280	27,818
Inpex Corp.	4,600	67,553
Isuzu Motors Ltd.	3,000	39,883
ITOCHU Corp.	5,800	285,118
Japan Airlines Co., Ltd.	800	12,640
Japan Exchange Group, Inc.	2,300	53,943
Japan Post Bank Co., Ltd.	6,900	65,515
Japan Post Holdings Co., Ltd.	10,000	99,397
Japan Post Insurance Co., Ltd.	1,100	21,393
Japan Real Estate Investment Corp.	7	22,126
Japan Tobacco, Inc.	5,800	157,061
JFE Holdings, Inc.	2,700	38,968
Kajima Corp.	2,200	38,161

	Number of Shares	Value†

Japan — (continued)
Kao Corp.	2,200	$89,071
Kawasaki Kisen Kaisha Ltd.	1,800	26,249
KDDI Corp.	7,300	193,388
Keisei Electric Railway Co., Ltd.	700	22,637
Keyence Corp.	950	415,794
Kikkoman Corp.	3,500	40,677
Kintetsu Group Holdings Co., Ltd.	1,000	21,812
Kirin Holdings Co., Ltd.	4,000	51,670
Kobe Bussan Co., Ltd.	800	17,821
Koito Manufacturing Co., Ltd.	1,200	16,544
Komatsu Ltd.	4,500	131,443
Konami Group Corp.	500	36,152
Kubota Corp.	4,800	67,454
Kyocera Corp.	6,200	71,510
Kyowa Kirin Co., Ltd.	1,300	22,283
Lasertec Corp.	400	89,792
LY Corp.	13,800	33,322
M3, Inc.	2,400	22,963
Makita Corp.	1,200	32,854
Marubeni Corp.	6,900	127,944
MatsukiyoCocokara & Co.	1,800	25,849
Mazda Motor Corp.	2,800	26,995
McDonald’s Holdings Co., Japan Ltd.	400	15,786
MEIJI Holdings Co., Ltd.	1,200	25,954
MINEBEA MITSUMI, Inc.	1,900	39,142
Mitsubishi Chemical Group Corp.	6,600	36,774
Mitsubishi Corp.	16,300	320,424
Mitsubishi Electric Corp.	9,400	150,636
Mitsubishi Estate Co., Ltd.	5,400	85,014
Mitsubishi HC Capital, Inc.	3,900	25,804
Mitsubishi Heavy Industries Ltd.	15,000	161,476
Mitsubishi UFJ Financial Group, Inc.	53,500	577,373
Mitsui & Co., Ltd.	12,600	287,363
Mitsui Chemicals, Inc.	900	24,922
Mitsui Fudosan Co., Ltd.	12,900	118,731
Mitsui OSK Lines Ltd.	1,600	48,107
Mizuho Financial Group, Inc.	11,708	246,423
MonotaRO Co., Ltd.	1,500	17,567
MS&AD Insurance Group Holdings, Inc.	6,270	139,984
Murata Manufacturing Co., Ltd.	8,300	171,880
NEC Corp.	1,200	98,948
Nexon Co., Ltd.	1,700	31,627
NIDEC Corp.	2,000	89,999
Nintendo Co., Ltd.	5,061	270,265
Nippon Building Fund, Inc.	8	28,063
NIPPON EXPRESS HOLDINGS, INC.	400	18,512
Nippon Paint Holdings Co., Ltd.	5,000	32,685
Nippon Prologis REIT, Inc.	10	15,608
Nippon Sanso Holdings Corp.	800	23,758
Nippon Steel Corp.	4,117	87,274
Nippon Telegraph & Telephone Corp.	144,900	137,018
Nippon Yusen K.K.	2,200	64,189
Nissan Chemical Corp.	700	22,249
Nissan Motor Co., Ltd.	10,800	36,666
Nissin Foods Holdings Co., Ltd.	900	22,883

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Developed International Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Japan — (continued)
Nitori Holdings Co., Ltd.	400	$42,347
Nitto Denko Corp.	700	55,522
Nomura Holdings, Inc.	14,400	83,179
Nomura Real Estate Holdings, Inc.	500	12,587
Nomura Real Estate Master Fund, Inc.	21	18,654
Nomura Research Institute Ltd.	1,830	51,723
NTT Data Group Corp.	3,000	44,319
Obayashi Corp.	3,200	38,241
Obic Co., Ltd.	299	38,581
Olympus Corp.	5,800	93,625
Omron Corp.	800	27,703
Ono Pharmaceutical Co., Ltd.	1,600	21,861
Oracle Corp. Japan	200	13,801
Oriental Land Co., Ltd.	5,300	148,104
ORIX Corp.	5,700	126,334
Osaka Gas Co., Ltd.	1,700	37,571
Otsuka Corp.	1,200	23,146
Otsuka Holdings Co., Ltd.	2,100	88,718
Pan Pacific International Holdings Corp.	1,800	42,105
Panasonic Corp.	10,600	87,137
Rakuten Group, Inc.*	7,000	36,263
Recruit Holdings Co., Ltd.	7,200	387,412
Renesas Electronics Corp.	7,100	134,649
Resona Holdings, Inc.	10,000	66,521
Ricoh Co., Ltd.	2,800	23,999
Rohm Co., Ltd.	1,500	20,052
SBI Holdings, Inc.	1,210	30,710
SCREEN Holdings Co., Ltd.	400	36,264
SCSK Corp.	700	14,005
Secom Co., Ltd.	1,000	59,224
Seiko Epson Corp.	1,300	20,323
Sekisui Chemical Co., Ltd.	1,900	26,377
Sekisui House Ltd.	2,800	62,231
Seven & i Holdings Co., Ltd.	10,900	133,200
SG Holdings Co., Ltd.	1,700	15,720
Shimadzu Corp.	1,200	30,077
Shimano, Inc.	400	61,818
Shin-Etsu Chemical Co., Ltd.	8,800	342,158
Shionogi & Co., Ltd.	1,200	46,738
Shiseido Co., Ltd.	1,900	54,148
Shizuoka Financial Group, Inc.	2,100	20,300
SMC Corp.	277	131,979
SoftBank Corp.	14,000	171,220
SoftBank Group Corp.	5,000	321,606
Sompo Holdings, Inc.	4,275	91,586
Sony Group Corp.	6,000	511,327
Subaru Corp.	2,900	61,670
SUMCO Corp.	1,700	24,592
Sumitomo Corp.	5,000	125,610
Sumitomo Electric Industries Ltd.	3,400	53,157
Sumitomo Metal Mining Co., Ltd.	1,300	39,498
Sumitomo Mitsui Financial Group, Inc.	6,100	409,462
Sumitomo Mitsui Trust Holdings, Inc.	3,086	70,920
Sumitomo Realty & Development Co., Ltd.	1,500	44,262

	Number of Shares	Value†

Japan — (continued)
Suntory Beverage & Food Ltd.	600	$21,310
Suzuki Motor Corp.	7,500	86,585
Sysmex Corp.	2,300	37,126
T&D Holdings, Inc.	2,300	40,174
Taisei Corp.	900	33,482
Takeda Pharmaceutical Co., Ltd.	7,695	199,595
TDK Corp.	1,900	116,835
Terumo Corp.	6,400	106,145
The Chiba Bank Ltd.	2,500	22,408
The Kansai Electric Power Co., Inc.	3,300	55,413
TIS, Inc.	1,100	21,371
Toho Co., Ltd.	600	17,552
Tokio Marine Holdings, Inc.	9,100	341,969
Tokyo Electric Power Co. Holdings, Inc.*	7,800	42,003
Tokyo Electron Ltd.	2,300	503,471
Tokyo Gas Co., Ltd.	1,700	36,598
Tokyu Corp.	2,700	29,814
TOPPAN Holdings, Inc.	1,200	33,289
Toray Industries, Inc.	6,300	29,879
TOTO Ltd.	800	18,847
Toyota Industries Corp.	700	59,546
Toyota Motor Corp.	51,240	1,051,315
Toyota Tsusho Corp.	3,000	58,629
Trend Micro, Inc.	700	28,533
Unicharm Corp.	1,900	61,057
West Japan Railway Co.	2,000	37,319
Yakult Honsha Co., Ltd.	1,400	25,083
Yamaha Motor Co., Ltd.	4,100	38,117
Yamato Holdings Co., Ltd.	1,200	13,224
Yaskawa Electric Corp.	1,200	43,271
Yokogawa Electric Corp.	1,100	26,715
Zensho Holdings Co., Ltd.	500	19,062
ZOZO, Inc.	600	15,001

		18,302,866

Jordan — 0.0%
Hikma Pharmaceuticals PLC	864	20,586

Luxembourg — 0.1%
ArcelorMittal S.A.	2,195	50,286
Eurofins Scientific S.E.	629	31,493
Tenaris S.A.	2,440	37,533

		119,312

Macao — 0.0%
Sands China Ltd.*	11,200	23,288

Netherlands — 5.5%
ABN AMRO Bank N.V.@	2,159	35,459
Adyen N.V.@,*	105	124,706
Aegon Ltd.	6,771	41,865
Akzo Nobel N.V.	808	49,247
Argenx S.E.*	285	123,658
ASM International N.V.	227	173,513
ASML Holding N.V.	1,937	1,974,125

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Developed International Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Netherlands — (continued)
ASR Nederland N.V.	850	$40,467
BE Semiconductor Industries N.V.	365	60,974
Euronext N.V.@	394	36,512
EXOR N.V.	476	49,722
Ferrovial S.E.	2,457	95,449
Heineken Holding N.V.	604	47,607
Heineken N.V.	1,391	134,574
IMCD N.V.	268	36,943
ING Groep N.V.	16,175	277,930
JDE Peet’s N.V.	427	8,517
Koninklijke Ahold Delhaize N.V.	4,605	135,512
Koninklijke KPN N.V.	16,843	64,555
Koninklijke Philips N.V.*	3,839	96,545
NN Group N.V.	1,267	58,888
OCI NV*	619	15,118
Prosus N.V.*	6,824	242,651
QIAGEN N.V.*	1,038	42,888
Randstad N.V.	579	26,288
Stellantis N.V.	4,149	81,806
Stellantis N.V.	6,652	131,501
Universal Music Group N.V.	3,954	117,625
Wolters Kluwer N.V.	1,207	199,322

		4,523,967

New Zealand — 0.3%
Auckland International Airport Ltd.	6,813	31,663
Fisher & Paykel Healthcare Corp. Ltd.	2,723	49,840
Mercury NZ Ltd.	2,980	11,916
Meridian Energy Ltd.	6,255	23,964
Spark New Zealand Ltd.	10,047	25,458
Xero Ltd.*	684	61,859

		204,700

Norway — 0.6%
Aker BP ASA	1,469	37,537
DNB Bank ASA	4,010	78,680
Equinor ASA	4,343	124,400
Gjensidige Forsikring ASA	851	15,188
Kongsberg Gruppen ASA	400	32,573
Mowi ASA	2,135	35,484
Norsk Hydro ASA	6,136	38,255
Orkla ASA	3,735	30,288
Salmar ASA	343	17,988
Telenor ASA	2,902	33,078
Yara International ASA	895	25,792

		469,263

Poland — 0.0%
InPost S.A.*	1,094	19,250

Portugal — 0.2%
EDP - Energias de Portugal S.A.	14,878	55,782
Galp Energia SGPS S.A.	2,157	45,558
Jeronimo Martins SGPS S.A.	1,517	29,648

		130,988

	Number of Shares	Value†

Singapore — 1.3%
CapitaLand Ascendas REIT	17,290	$32,577
CapitaLand Integrated Commercial Trust	24,700	35,962
CapitaLand Investment Ltd.	14,107	27,589
DBS Group Holdings Ltd.	9,732	256,329
Genting Singapore Ltd.	26,600	16,908
Grab Holdings Ltd., Class A*	8,700	30,885
Keppel Ltd.	7,500	35,651
Oversea-Chinese Banking Corp. Ltd.	16,391	174,062
Sea Ltd., ADR*	1,800	128,556
Sembcorp Industries Ltd.	4,800	16,966
Singapore Airlines Ltd.	6,900	35,059
Singapore Exchange Ltd.	4,300	29,986
Singapore Technologies Engineering Ltd.	7,600	24,201
Singapore Telecommunications Ltd.	39,000	78,919
United Overseas Bank Ltd.	6,137	141,558
Wilmar International Ltd.	10,300	23,487

		1,088,695

Spain — 2.5%
Acciona S.A.	104	12,308
ACS Actividades de Construccion y Servicios S.A.	988	42,674
Aena SME S.A.@	357	72,292
Amadeus IT Group S.A.	2,178	144,934
Banco Bilbao Vizcaya Argentaria S.A.	28,469	285,786
Banco de Sabadell S.A.	27,693	53,465
Banco Santander S.A.	76,399	355,467
CaixaBank S.A.	17,989	95,531
Cellnex Telecom S.A.@	2,195	71,391
EDP Renovaveis S.A.	1,384	19,339
Endesa S.A.	1,591	29,893
Grifols S.A.*	1,529	12,931
Iberdrola S.A.	27,903	362,039
Industria de Diseno Textil S.A.	5,311	263,550
Redeia Corp. S.A.	2,108	36,861
Repsol S.A.	5,830	92,456
Telefonica S.A.	21,794	92,325

		2,043,242

Sweden — 3.1%
Alfa Laval AB	1,369	59,951
Assa Abloy AB, Class B	4,850	137,355
Atlas Copco AB, Class A	13,066	245,331
Atlas Copco AB, Class B	7,528	121,557
Beijer Ref AB*	1,927	29,743
Boliden AB	1,270	40,844
Epiroc AB, Class A	3,131	62,737
Epiroc AB, Class B	1,799	33,022
EQT AB	1,770	51,892
Essity AB, Class B	2,876	73,524
Evolution AB@	884	92,015
Fastighets AB Balder, Class B*	2,900	19,907
Getinge AB, Class B	1,023	17,377
H & M Hennes & Mauritz AB, Class B	2,667	42,246

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Developed International Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
Sweden — (continued)
Hexagon AB, Class B	10,019	$113,528
Holmen AB, Class B	347	13,653
Husqvarna AB, Class B	1,548	12,379
Industrivarden AB, Class A	694	23,640
Industrivarden AB, Class C	681	22,995
Indutrade AB	1,349	34,649
Investment AB Latour, Class B	649	17,530
Investor AB, Class B	8,416	230,624
L E Lundbergforetagen AB, Class B	336	16,617
Lifco AB, Class B	1,067	29,286
Nibe Industrier AB, Class B	7,900	33,319
Saab AB, Class B	1,476	35,461
Sagax AB, Class B	919	23,550
Sandvik AB	5,145	103,385
Securitas AB, Class B	2,542	25,197
Skandinaviska Enskilda Banken AB, Class A	7,650	113,103
Skanska AB, Class B	1,493	26,934
SKF AB, Class B	1,796	36,095
Svenska Cellulosa AB SCA, Class B	2,833	41,693
Svenska Handelsbanken AB, Class A	6,858	65,536
Swedbank AB, Class A	4,021	82,826
Swedish Orphan Biovitrum AB*	878	23,493
Tele2 AB, Class B	2,749	27,749
Telefonaktiebolaget LM Ericsson, Class B	13,809	85,715
Telia Co., AB	12,823	34,380
Trelleborg AB, Class B	1,109	43,158
Volvo AB, Class A	971	25,385
Volvo AB, Class B	7,337	188,520
Volvo Car AB, Class B*	3,803	11,759

		2,569,660

Switzerland — 10.2%
ABB Ltd.	7,808	432,961
Adecco Group AG	734	24,350
Alcon, Inc.	2,428	215,830
Avolta AG*	393	15,279
Bachem Holding AG	200	18,275
Baloise Holding AG	205	36,142
Banque Cantonale Vaudoise	130	13,793
Barry Callebaut AG	18	29,344
BKW AG	82	13,089
Chocoladefabriken Lindt & Spruengli AG	1	115,273
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	2	23,362
Cie Financiere Richemont S.A., Class A	2,626	410,399
Clariant AG*	1,199	18,888
Coca-Cola HBC AG*	1,015	34,545
DSM-Firmenich AG	894	100,669
EMS-Chemie Holding AG	37	30,278
Geberit AG	161	94,837
Givaudan S.A.	45	213,148
Glencore PLC	50,515	287,444

	Number of Shares	Value†

Switzerland — (continued)
Helvetia Holding AG	168	$22,707
Holcim AG*	2,534	223,985
Julius Baer Group Ltd.	975	54,534
Kuehne + Nagel International AG	245	70,507
Logitech International S.A.	786	75,645
Lonza Group AG*	362	197,075
Nestle S.A.	12,901	1,316,860
Novartis AG	9,546	1,016,379
Partners Group Holding AG	110	140,861
Roche Holding AG	3,404	943,108
Roche Holding AG	164	50,001
Sandoz Group AG	1,945	70,502
Schindler Holding AG	125	31,161
Schindler Holding AG, Participation Certificates	207	51,937
SGS S.A.	743	66,240
SIG Group AG*	1,646	30,247
Sika AG	741	211,526
Sonova Holding AG	242	74,552
STMicroelectronics N.V.	3,309	129,607
Straumann Holding AG	535	66,040
Swiss Life Holding AG	142	104,218
Swiss Prime Site AG*	343	32,480
Swiss Re AG	1,464	181,502
Swisscom AG	122	68,602
Temenos AG	314	21,638
The Swatch Group AG	128	26,224
The Swatch Group AG	298	12,201
UBS Group AG	15,847	465,429
VAT Group AG@	129	72,841
Zurich Insurance Group AG	715	380,878

		8,337,393

United Arab Emirates — 0.0%
NMC Health PLC*	538	0

United Kingdom — 13.5%
3i Group PLC	4,714	181,682
Admiral Group PLC	1,200	39,654
Anglo American PLC	6,149	194,311
Ashtead Group PLC	2,116	141,082
Associated British Foods PLC	1,605	50,114
AstraZeneca PLC	7,489	1,165,536
Auto Trader Group PLC@	4,238	42,656
Aviva PLC	13,110	78,966
BAE Systems PLC	14,758	245,819
Barclays PLC	73,460	194,112
Barratt Developments PLC	4,233	25,140
Berkeley Group Holdings PLC	486	28,081
BP PLC	81,297	489,471
British American Tobacco PLC	9,809	301,329
BT Group PLC	33,005	58,513
Bunzl PLC	1,605	60,981
Burberry Group PLC	1,633	18,135
Centrica PLC	25,259	43,054
Coca-Cola Europacific Partners PLC	934	68,330

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Developed International Index Fund

	Number of Shares	Value†
COMMON STOCKS — (continued)
United Kingdom — (continued)
Compass Group PLC	8,314	$226,501
Croda International PLC	617	30,695
Diageo PLC	10,704	336,041
Endeavour Mining PLC	796	16,940
Entain PLC	3,405	27,001
GSK PLC	20,097	386,550
Haleon PLC	34,106	138,768
Halma PLC	1,790	61,013
Hargreaves Lansdown PLC	1,377	19,628
HSBC Holdings PLC	91,396	788,931
Imperial Brands PLC	4,011	102,637
Informa PLC	6,547	70,655
InterContinental Hotels Group PLC	782	82,170
Intertek Group PLC	758	45,821
J. Sainsbury PLC	8,379	26,996
JD Sports Fashion PLC	12,768	19,173
Kingfisher PLC	8,065	25,289
Land Securities Group PLC	3,485	27,230
Legal & General Group PLC	28,684	82,139
Lloyds Banking Group PLC	308,715	212,926
London Stock Exchange Group PLC	2,186	259,212
M&G PLC	11,743	30,189
Melrose Industries PLC	6,267	43,646
Mondi PLC	2,044	39,235
National Grid PLC	23,380	261,064
NatWest Group PLC	32,631	128,373
Next PLC	576	65,732
Pearson PLC	3,239	40,446
Persimmon PLC	1,547	26,252
Phoenix Group Holdings PLC	3,684	24,252
Reckitt Benckiser Group PLC	3,467	187,562
RELX PLC	5,584	255,853
RELX PLC	3,621	165,707
Rentokil Initial PLC	12,039	69,918
Rio Tinto PLC	5,494	360,507
Rolls-Royce Holdings PLC*	40,895	234,870
Schroders PLC	4,151	18,997
Segro PLC	6,202	70,170
Severn Trent PLC	1,298	39,069
Shell PLC	31,017	1,112,518
Smith & Nephew PLC	4,139	51,292
Smiths Group PLC	1,814	39,031
Spirax Group PLC	347	37,191
SSE PLC	5,262	118,835
Standard Chartered PLC	10,870	98,150
Taylor Wimpey PLC	17,417	31,189
Tesco PLC	34,066	131,589
The Sage Group PLC	4,825	66,104
Unilever PLC	6,154	337,777
Unilever PLC	6,075	333,252
United Utilities Group PLC	3,526	43,802
Vodafone Group PLC	110,648	97,906
Whitbread PLC	865	32,463
Wise PLC, Class A*	2,843	24,383

	Number of Shares	Value†

United Kingdom — (continued)
WPP PLC	5,591	$51,195

		11,081,801

TOTAL COMMON STOCKS (Cost $54,121,374)		79,710,443

PREFERRED STOCKS — 0.4%
Germany — 0.4%
Bayerische Motoren Werke AG	270	23,841
Dr.Ing.h.c.F.Porsche AG@	537	39,949
Henkel AG & Co., KGaA	805	71,675
Porsche Automobil Holding S.E.	711	32,089
Sartorius AG	123	28,792
Volkswagen AG	995	112,349

TOTAL PREFERRED STOCKS (Cost $353,093)		308,695

RIGHTS — 0.0%
Italy — 0.0%
Amplifon SpA* (Cost $0)	601	0

SHORT-TERM INVESTMENTS — 1.1%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.208%) (Cost $911,390)	911,390	911,390

TOTAL INVESTMENTS — 98.7% (Cost $55,385,857)		$80,930,528
Other Assets & Liabilities — 1.3%		1,058,536

TOTAL NET ASSETS — 100.0%		$81,989,064

†	See Security Valuation Note.
*	Non-income producing security.
@

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2024, the aggregate value of Rule 144A securities was $974,622, which represents 1.2% of the Fund’s net assets.

A/S— Aktieselskab.

AB— Aktiebolag.

ADR— American Depositary Receipt.

AG— Aktiengesellschaft.

ASA— Allmennaksjeselskap.

K.K.— Kabushiki Kaisha

KGaA— Kommanditgesellschaft auf Aktien.

MSCI— Morgan Stanley Capital International.

N.V.— Naamloze Vennootschap.

OYJ— Julkinen Osakeyhtiö.

PLC— Public Limited Company.

REIT— Real Estate Investment Trust.

S.A.— Societe Anonyme.

S.E.— Societas Europaea.

SpA— Societa per Azioni.

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Developed International Index Fund

Country Weightings as of 6/30/2024††
Japan	23%
United Kingdom	14
France	11
Switzerland	10
Germany	8
Australia	7
Netherlands	6
Other	21

Total	100%

††	% of total investments as of June 30, 2024.

COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Advertising	0.3%	$196,314
Aerospace & Defense	2.1%	1,666,120
Agriculture	0.7%	584,514
Airlines	0.1%	97,167
Apparel	2.2%	1,786,259
Auto Manufacturers	3.5%	2,808,279
Auto Parts & Equipment	0.7%	561,543
Banks	11.9%	9,500,088
Beverages	1.7%	1,310,028
Biotechnology	0.9%	701,379
Building Materials	1.6%	1,239,088
Chemicals	2.7%	2,175,549
Commercial Services	2.7%	2,185,330
Computers	1.0%	798,010
Cosmetics & Personal Care	2.1%	1,667,859
Distribution & Wholesale	1.7%	1,379,598
Diversified Financial Services	1.7%	1,336,240
Electric	2.6%	2,061,038
Electrical Components & Equipment	1.0%	777,571
Electronics	1.8%	1,437,107
Energy-Alternate Sources	0.1%	113,180
Engineering & Construction	1.1%	869,293
Entertainment	0.9%	743,963
Food	3.7%	2,930,695
Food Service	0.3%	263,434
Forest Products & Paper	0.3%	196,989
Gas	0.2%	165,820
Hand & Machine Tools	0.3%	224,335
Healthcare Products	2.0%	1,601,815
Healthcare Services	0.5%	406,837
Holding Companies	0.0%	24,710
Home Builders	0.3%	270,558
Home Furnishings	0.8%	646,472
Household Products & Wares	0.3%	229,733
Insurance	5.3%	4,254,222
Internet	1.0%	752,126
Investment Companies	0.5%	417,566
Iron & Steel	0.5%	367,287
Leisure Time	0.3%	244,869
Lodging	0.3%	220,591
Machinery — Construction & Mining	1.6%	1,265,349
Machinery — Diversified	2.0%	1,557,472

COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Media	0.2%	$162,154
Metal Fabricate/Hardware	0.3%	223,640
Mining	2.5%	1,996,687
Miscellaneous Manufacturing	1.2%	939,527
Office & Business Equipment	0.2%	174,535
Oil & Gas	4.1%	3,297,557
Packaging and Containers	0.1%	71,104
Pharmaceuticals	9.9%	7,908,594
Pipelines	0.1%	34,168
Private Equity	0.5%	416,457
Real Estate	1.0%	788,509
Real Estate Investment Trusts	1.0%	800,319
Retail	2.2%	1,724,594
Semiconductors	4.6%	3,662,246
Shipbuilding	0.0%	32,573
Software	2.0%	1,599,832
Telecommunications	2.9%	2,267,260
Toys, Games & Hobbies	0.4%	325,121
Transportation	1.3%	1,066,944
Water	0.2%	182,225

	100.0%	$79,710,443

Summary of inputs used to value the Fund’s investments as of 6/30/2024 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 6/30/2024	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Common Stocks
Australia	$5,838,776	$13,777	$5,824,999	$—
Austria	146,686	—	146,686	—
Belgium	629,909	20,626	609,283	—
Chile	49,219	—	49,219	—
Denmark	3,162,607	—	3,162,607	—
Finland	806,212	—	806,212	—
France	8,719,434	—	8,719,434	—
Germany	6,551,993	—	6,551,993	—
Hong Kong	1,533,718	19,681	1,514,037	—
Ireland	831,504	93,200	738,304	—
Israel	599,461	228,878	370,583	—
Italy	1,905,913	—	1,905,913	—
Japan	18,302,866	—	18,302,866	—
Jordan	20,586	—	20,586	—
Luxembourg	119,312	—	119,312	—
Macao	23,288	—	23,288	—
Netherlands	4,523,967	—	4,523,967	—
New Zealand	204,700	93,001	111,699	—
Norway	469,263	33,078	436,185	—
Poland	19,250	—	19,250	—
Portugal	130,988	—	130,988	—
Singapore	1,088,695	159,441	929,254	—
Spain	2,043,242	—	2,043,242	—
Sweden	2,569,660	23,493	2,546,167	—
Switzerland	8,337,393	—	8,337,393	—

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Developed International Index Fund

ASSETS TABLE
Description	Total Market Value at 6/30/2024	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
United Arab Emirates	$—	$—	$—	$—
United Kingdom	11,081,801	39,235	11,042,566	—

Total Common Stocks	$79,710,443	$724,410	$78,986,033	$—

Rights	—	—	—	—
Preferred Stocks Germany	308,695	—	308,695	—

Total Preferred Stocks	$308,695	$—	$308,695	$—

Short-Term Investments	911,390	911,390	—	—

Total Investments	$80,930,528	$1,635,800	$79,294,728	$—

Other Financial Instruments(1)
Forward Foreign Currency Contracts	$940	$—	$940	$—

Total Assets—Other Financial Instruments	$940	$—	$940	$—

LIABILITIES TABLE
Description	Total Market Value at 6/30/2024	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Other Financial Instruments(1)
Futures Contracts	$(1,717)	$(1,717)	$—	$—

Total Liabilities—Other Financial Instruments	$(1,717)	$(1,717)	$—	$—

(1)

Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Schedule of Investments such as future contracts and forward foreign currency contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

It is the Fund’s practice to recognize transfers into and transfers out of Level 3 at the fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.

Open forward foreign currency contracts held at June 30, 2024 are as follows:

Open forward foreign currency contracts

	Currency	Counterparty	Settlement Date	Foreign Currency Contract	Forward Rate	U.S. Contract Amount	U.S. Contract Value	Unrealized Foreign Exchange Gain	Unrealized Foreign Exchange Loss
Sell	Swiss Franc	Barclays Capital Group	09/16/24	(195,000)	0.88982	$(219,441)	$(219,145)	$297	$—
Sell	Euro	RBC Capital Markets Corp.	09/16/24	(250,000)	0.93016	(269,416)	(268,772)	643	—

	Total							$940	$—

Futures contracts held by the Fund at June 30, 2024 are as follows:

Futures Contracts:

Exchange Traded

Type	Futures Contract	Expiration Date	Numbers of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Long	MSCI EAFE Index	09/20/24	17	50	$2,343	$1,991,720	$—	$(1,717)

							$—	$(1,717)

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

International Equity Fund

	Number of Shares	Value†
COMMON STOCKS — 97.8%
Canada — 7.6%
Constellation Software, Inc.	5,128	$14,775,747
Intact Financial Corp.	14,662	2,443,685
The Descartes Systems Group, Inc.*	12,894	1,249,296

		18,468,728

China — 3.2%
Tencent Holdings Ltd.	162,109	7,690,504

France — 10.8%
Air Liquide S.A.	27,373	4,724,235
EssilorLuxottica S.A.	31,252	6,715,543
Hermes International SCA	422	974,662
L’Oreal S.A.	12,656	5,570,735
Schneider Electric S.E.	34,266	8,215,125

		26,200,300

Germany — 5.9%
Rheinmetall AG	6,319	3,220,261
SAP S.E.	54,535	10,954,750

		14,175,011

India — 3.2%
Cipla Ltd.	194,003	3,438,665
Eicher Motors Ltd.	75,464	4,225,836

		7,664,501

Ireland — 5.7%
Accenture PLC, Class A	5,273	1,599,881
Experian PLC	186,681	8,672,599
Flutter Entertainment PLC*	19,213	3,494,812

		13,767,292

Italy — 2.6%
Ferrari N.V.	15,178	6,194,013

Japan — 8.6%
Disco Corp.	15,497	5,902,802
Keyence Corp.	6,434	2,816,022
MonotaRO Co., Ltd.	293,679	3,439,445
Nomura Research Institute Ltd.	42,702	1,206,918
Obic Co., Ltd.	21,370	2,757,420
Terumo Corp.	285,034	4,727,347

		20,849,954

Netherlands — 5.8%
IMCD N.V.	4,973	685,515
Wolters Kluwer N.V.	80,282	13,257,629

		13,943,144

Spain — 2.0%
Amadeus IT Group S.A.	73,052	4,861,203

Sweden — 8.9%
AAK AB	167,411	4,901,925
Atlas Copco AB, Class A	322,214	6,049,973
Beijer Ref AB*	456,349	7,043,628
Epiroc AB, Class A	173,229	3,471,051

		21,466,577

	Number of Shares	Value†

Switzerland — 4.5%
Alcon, Inc.	121,377	$10,789,434

Taiwan — 6.4%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	88,342	15,354,723

United Kingdom — 13.5%
Ashtead Group PLC	45,804	3,053,922
Diageo PLC	18,520	581,417
Halma PLC	255,949	8,724,165
London Stock Exchange Group PLC	69,835	8,280,922
RELX PLC	259,011	11,867,597

		32,508,023

United States — 9.1%
Aon PLC, Class A	7,515	2,206,254
Mastercard, Inc., Class A	8,185	3,610,895
Mettler-Toledo International, Inc.*	5,849	8,174,504
RB Global, Inc.	94,579	7,222,052
Schlumberger N.V.	14,090	664,766

		21,878,471

TOTAL COMMON STOCKS (Cost $211,676,497)		235,811,878

SHORT-TERM INVESTMENTS — 2.1%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.208%) (Cost $5,143,005)	5,143,005	5,143,005

TOTAL INVESTMENTS — 99.9% (Cost $216,819,502)		$240,954,883
Other Assets & Liabilities — 0.1%		201,699

TOTAL NET ASSETS — 100.0%		$241,156,582

†	See Security Valuation Note.
*	Non-income producing security.

AB— Aktiebolag.

ADR— American Depositary Receipt.

AG— Aktiengesellschaft.

N.V.— Naamloze Vennootschap.

PLC— Public Limited Company.

S.A.— Societe Anonyme.

S.E.— Societas Europaea.

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

International Equity Fund

Country Weightings as of 6/30/2024††
United Kingdom	13%
United States	11
France	11
Sweden	9
Japan	9
Canada	8
Taiwan	6
Other	33

Total	100%

††	% of total investments as of June 30, 2024.

COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Aerospace & Defense	1.4%	$3,220,261
Apparel	0.4%	974,662
Auto Manufacturers	2.6%	6,194,013
Beverages	0.2%	581,417
Chemicals	2.0%	4,724,235
Commercial Services	18.7%	44,073,799
Computers	2.4%	5,564,219
Cosmetics & Personal Care	2.4%	5,570,735
Distribution & Wholesale	0.3%	685,515
Diversified Financial Services	5.0%	11,891,817
Electrical Components & Equipment	3.5%	8,215,125
Electronics	7.2%	16,898,669
Entertainment	1.5%	3,494,812
Food	2.1%	4,901,925
Healthcare Products	9.4%	22,232,324
Insurance	2.0%	4,649,939
Internet	4.7%	11,129,949
Leisure Time	3.8%	9,087,039
Machinery — Construction & Mining	1.5%	3,471,051
Machinery — Diversified	6.7%	15,909,623
Oil & Gas Services	0.3%	664,766
Pharmaceuticals	1.5%	3,438,665
Semiconductors	9.0%	21,257,525
Software	11.4%	26,979,793

	100.0%	$235,811,878

Summary of inputs used to value the Fund’s investments as of 6/30/2024 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 6/30/2024	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Common Stocks
Canada	$18,468,728	$18,468,728	$—	$—
China	7,690,504	—	7,690,504	—
France	26,200,300	—	26,200,300	—
Germany	14,175,011	—	14,175,011	—
India	7,664,501	—	7,664,501	—
Ireland	13,767,292	1,599,881	12,167,411	—
Italy	6,194,013	—	6,194,013	—
Japan	20,849,954	—	20,849,954	—

ASSETS TABLE
Description	Total Market Value at 6/30/2024	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Netherlands	$13,943,144	$—	$13,943,144	$—
Spain	4,861,203	—	4,861,203	—
Sweden	21,466,577	—	21,466,577	—
Switzerland	10,789,434	—	10,789,434	—
Taiwan	15,354,723	15,354,723	—	—
United Kingdom	32,508,023	—	32,508,023	—
United States	21,878,471	21,878,471	—	—

Total Common Stocks	$235,811,878	$57,301,803	$178,510,075	$—

Short-Term Investments	5,143,005	5,143,005	—	—

Total Investments	$240,954,883	$62,444,808	$178,510,075	$—

It is the Fund’s practice to recognize transfers into and transfers out of Level 3 at the fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Emerging Markets Equity Fund

	Number of Shares	Value†
COMMON STOCKS — 100.0%
Brazil — 7.9%
Banco BTG Pactual S.A.	17,199	$94,793
Localiza Rent a Car S.A.	81,014	607,377
NU Holdings Ltd., Class A*	173,608	2,237,807
Raia Drogasil S.A.	469,460	2,161,661
TOTVS S.A.	225,904	1,230,528
WEG S.A.	30,059	226,595

		6,558,761

China — 14.9%
Alibaba Group Holding Ltd.	94,681	853,345
Baidu, Inc., ADR*	4,082	353,011
Chacha Food Co., Ltd., Class A	186,346	721,762
H World Group Ltd., ADR	31,182	1,038,984
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	53,946	191,590
Kweichow Moutai Co., Ltd., Class A	3,512	707,605
NetEase, Inc.	45,271	864,492
Shanghai M&G Stationery, Inc., Class A	168,092	722,172
Shenzhen Inovance Technology Co., Ltd., Class A	114,288	805,963
Tencent Holdings Ltd.	120,758	5,728,799
Yum China Holdings, Inc.	13,350	411,714

		12,399,437

Hong Kong — 5.4%
AIA Group Ltd.	248,454	1,680,977
Galaxy Entertainment Group Ltd.	175,491	816,723
Hong Kong Exchanges & Clearing Ltd.	38,065	1,218,200
Prudential PLC	83,138	753,814

		4,469,714

India — 22.3%
APL Apollo Tubes Ltd.	38,532	717,602
Cipla Ltd.	123,506	2,189,120
Eicher Motors Ltd.	39,082	2,188,515
HDFC Bank Ltd.	97,387	1,966,653
Hindustan Unilever Ltd.	26,766	792,973
IRB Infrastructure Developers Ltd.	727,443	564,081
Max Healthcare Institute Ltd.	124,632	1,403,649
Polycab India Ltd.	10,714	865,192
Power Grid Corp. of India Ltd.	497,380	1,969,777
Reliance Industries Ltd.	76,955	2,884,783
Tata Consultancy Services Ltd.	33,185	1,550,180
Titagarh Rail System Ltd.	23,033	513,134
Titan Co., Ltd.	24,216	986,862

		18,592,521

Indonesia — 4.2%
Avia Avian Tbk PT	28,920,492	909,561
Bank Central Asia Tbk PT	1,663,282	1,006,437
Bank Rakyat Indonesia Persero Tbk PT	5,496,546	1,541,212

		3,457,210

Ireland — 1.5%
Pinduoduo, Inc., ADR*	9,296	1,235,903

	Number of Shares	Value†

Mexico — 4.5%
Arca Continental S.A.B. de C.V.	54,039	$531,381
Fomento Economico Mexicano S.A.B. de C.V., ADR	15,583	1,677,510
Grupo Financiero Banorte S.A.B. de C.V., Class O	58,837	457,896
Wal-Mart de Mexico S.A.B. de C.V.	323,158	1,103,807

		3,770,594

Netherlands — 1.4%
ASML Holding N.V.	1,166	1,188,348

Poland — 1.4%
Dino Polska S.A.*	11,603	1,169,238

South Africa — 2.3%
Clicks Group Ltd.	58,544	1,114,332
Naspers Ltd., Class N	4,250	833,291

		1,947,623

South Korea — 10.2%
Hyundai Motor Co.	6,141	1,309,617
Samsung Electronics Co., Ltd.	61,479	3,618,274
Samsung Fire & Marine Insurance Co., Ltd.	5,449	1,532,739
SK Hynix, Inc.*	11,892	2,018,175

		8,478,805

Taiwan — 17.6%
Accton Technology Corp.	126,177	2,147,464
Airtac International Group	33,793	1,025,697
E Ink Holdings, Inc.	111,346	862,140
Hon Hai Precision Industry Co., Ltd.	76,269	502,149
President Chain Store Corp.	254,771	2,147,281
Taiwan Semiconductor Manufacturing Co., Ltd.	268,078	7,942,514

		14,627,245

Thailand — 1.6%
Bangkok Dusit Medical Services PCL, Class F	1,880,878	1,369,012

United Arab Emirates — 0.6%
Americana Restaurants International PLC	605,103	526,112

United States — 2.1%
KLA Corp.	2,082	1,716,630

Uruguay — 2.1%
MercadoLibre, Inc.*	1,047	1,720,640

TOTAL COMMON STOCKS (Cost $77,354,596)		83,227,793

RIGHTS — 0.0%
Brazil — 0.0%
Localiza Rent a Car S.A.* (Cost $0)	818	1,244

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Emerging Markets Equity Fund

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 0.9%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.208%) (Cost $767,349)	767,349	$767,349

TOTAL INVESTMENTS — 100.9% (Cost $78,121,945)		$83,996,386
Other Assets & Liabilities — (0.9)%		(787,535)

TOTAL NET ASSETS — 100.0%		$83,208,851

†	See Security Valuation Note.
*	Non-income producing security.

ADR— American Depositary Receipt.

N.V.— Naamloze Vennootschap.

PCL— Public Company Limited.

PLC— Public Limited Company.

S.A.— Societe Anonyme.

S.A.B. de C.V.— Sociedad Anonima de Capital Variable.

Tbk PT— Terbuka Perseroan Terbatas.

Country Weightings as of 6/30/2024††
India	22%
Taiwan	17
China	15
South Korea	10
Brazil	8
Hong Kong	5
Mexico	5
Other	18

Total	100%

††	% of total investments as of June 30, 2024.

COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Auto Manufacturers	1.6%	$1,309,617
Banks	8.7%	7,210,005
Beverages	3.5%	2,916,496
Chemicals	1.1%	909,561
Commercial Services	0.7%	607,377
Computers	1.9%	1,550,180
Diversified Financial Services	1.6%	1,312,993
Electric	2.4%	1,969,777
Electrical Components & Equipment	1.0%	865,192
Electronics	2.6%	2,170,252
Engineering & Construction	0.7%	564,081
Food	2.5%	2,082,590
Healthcare Services	3.3%	2,772,661
Household Products & Wares	0.9%	792,973
Insurance	4.8%	3,967,530
Internet	12.9%	10,724,989
Leisure Time	2.6%	2,188,515
Lodging	2.2%	1,855,707
Machinery — Diversified	0.3%	226,595
Metal Fabricate/Hardware	0.9%	717,602

COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Miscellaneous Manufacturing	1.8%	$1,538,831
Oil & Gas	3.5%	2,884,783
Pharmaceuticals	2.6%	2,189,120
Retail	11.0%	9,173,941
Semiconductors	19.8%	16,483,941
Software	2.5%	2,095,020
Telecommunications	2.6%	2,147,464

	100.0%	$83,227,793

Summary of inputs used to value the Fund’s investments as of 6/30/2024 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 6/30/2024	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input

Common Stocks
Brazil	$6,558,761	$6,558,761	$—	$—
China	12,399,437	1,803,709	10,595,728	—
Hong Kong	4,469,714	—	4,469,714	—
India	18,592,521	—	18,592,521	—
Indonesia	3,457,210	909,561	2,547,649	—
Ireland	1,235,903	1,235,903	—	—
Mexico	3,770,594	3,770,594	—	—
Netherlands	1,188,348	—	1,188,348	—
Poland	1,169,238	—	1,169,238	—
South Africa	1,947,623	833,291	1,114,332	—
South Korea	8,478,805	—	8,478,805	—
Taiwan	14,627,245	502,149	14,125,096	—
Thailand	1,369,012	—	1,369,012	—
United Arab Emirates	526,112	—	526,112	—
United States	1,716,630	1,716,630	—	—
Uruguay	1,720,640	1,720,640	—	—

Total Common Stocks	$83,227,793	$19,051,238	$64,176,555	$—

Rights	1,244	1,244	—	—
Short-Term Investments	767,349	767,349	—	—

Total Investments	$83,996,386	$19,819,831	$64,176,555	$—

It is the Fund’s practice to recognize transfers into and transfers out of Level 3 at the fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Real Estate Securities Fund

	Number of Shares	Value†
COMMON STOCKS — 2.3%
Entertainment — 1.1%
Caesars Entertainment, Inc.*	29,774	$1,183,219

Lodging — 1.2%
Boyd Gaming Corp.	22,568	1,243,497

TOTAL COMMON STOCKS (Cost $2,178,938)		2,426,716

REAL ESTATE INVESTMENT TRUSTS — 96.0%
Apartments — 14.9%
American Homes 4 Rent, Class A	72,518	2,694,769
Camden Property Trust	15,956	1,740,959
Essex Property Trust, Inc.	12,826	3,491,237
Invitation Homes, Inc.	148,490	5,329,306
UDR, Inc.	63,031	2,593,726

		15,849,997

Diversified — 31.8%
American Tower Corp.	27,622	5,369,164
Crown Castle, Inc.	52,739	5,152,600
Digital Realty Trust, Inc.	52,626	8,001,783
Equinix, Inc.	5,740	4,342,884
SBA Communications Corp.	19,850	3,896,555
VICI Properties, Inc.	150,820	4,319,485
Weyerhaeuser Co.	61,990	1,759,896
WP Carey, Inc.	18,412	1,013,581

		33,855,948

Healthcare — 12.6%
Healthcare Realty Trust, Inc.	158,836	2,617,617
Healthpeak Properties, Inc.	57,592	1,128,803
Omega Healthcare Investors, Inc.	14,980	513,065
Ventas, Inc.	19,998	1,025,098
Welltower, Inc.	77,744	8,104,812

		13,389,395

Hotels & Resorts — 0.9%
Host Hotels & Resorts, Inc.	51,679	929,188

Industrial — 9.3%
Americold Realty Trust, Inc.	63,241	1,615,175
Prologis, Inc.	66,839	7,506,688
Rexford Industrial Realty, Inc.	16,377	730,251

		9,852,114

Manufactured Homes — 3.7%
Equity LifeStyle Properties, Inc.	7,244	471,802
Sun Communities, Inc.	28,662	3,449,185

		3,920,987

Office Property — 1.6%
Highwoods Properties, Inc.	66,770	1,754,048

Regional Malls — 6.4%
Simon Property Group, Inc.	44,726	6,789,407

Single Tenant — 2.9%
Realty Income Corp.	58,777	3,104,601

	Number of Shares	Value†

Storage & Warehousing — 9.7%
Extra Space Storage, Inc.	21,588	$3,354,991
Iron Mountain, Inc.	56,858	5,095,614
Public Storage	6,693	1,925,242

		10,375,847

Strip Centers — 2.2%
Kimco Realty Corp.	122,087	2,375,813

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $100,323,357)		102,197,345

SHORT-TERM INVESTMENTS — 0.8%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.208%) (Cost $884,621)	884,621	884,621

TOTAL INVESTMENTS — 99.1% (Cost $103,386,916)		$105,508,682
Other Assets & Liabilities — 0.9%		990,983

TOTAL NET ASSETS — 100.0%		$106,499,665

†	See Security Valuation Note.
*	Non-income producing security.

Summary of inputs used to value the Fund’s investments as of 6/30/2024 are as follows (See Security Valuation Note):

	ASSETS TABLE
Description	Total Market Value at 6/30/2024	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Common Stocks	$2,426,716	$2,426,716	$—	$—
Real Estate Investment Trusts	102,197,345	102,197,345	—	—
Short-Term Investments	884,621	884,621	—	—

Total Investments	$105,508,682	$105,508,682	$—	$—

It is the Fund’s practice to recognize transfers into and transfers out of Level 3 at the fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Aggressive Allocation Fund

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 73.7%
Penn Series Flexibly Managed Fund*	52,301	$5,317,986
Penn Series Index 500 Fund*	301,012	14,770,641
Penn Series Large Cap Growth Fund*	13,736	585,545
Penn Series Large Cap Value Fund*	72,575	3,569,258
Penn Series Large Core Growth Fund*	68,300	2,371,391
Penn Series Large Core Value Fund*	91,173	2,954,021
Penn Series Large Growth Stock Fund*	6,621	589,839
Penn Series Mid Cap Growth Fund*	30,370	1,163,798
Penn Series Mid Cap Value Fund*	38,541	1,192,834
Penn Series Mid Core Value Fund*	83,480	2,957,715
Penn Series Real Estate Securities Fund*	94,710	2,967,253
Penn Series Small Cap Growth Fund*	18,401	1,189,800
Penn Series Small Cap Index Fund*	56,271	1,800,100
Penn Series SMID Cap Growth Fund*	23,774	1,177,307
Penn Series SMID Cap Value Fund*	30,451	1,191,536

TOTAL AFFILIATED EQUITY FUNDS (Cost $33,315,794)		43,799,024

AFFILIATED FIXED INCOME FUNDS — 6.9%
Penn Series Limited Maturity Bond Fund*	42,148	587,965
Penn Series Quality Bond Fund*	220,189	3,509,803

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $3,934,613)		4,097,768

AFFILIATED INTERNATIONAL EQUITY FUNDS — 18.8%
Penn Series Developed International Index Fund*	160,638	2,947,710
Penn Series Emerging Markets Equity Fund*	266,584	2,956,420
Penn Series International Equity Fund*	127,676	5,267,889

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $10,066,487)		11,172,019

SHORT-TERM INVESTMENTS — 0.0%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.208%) (Cost $10,253)	10,253	10,253

TOTAL INVESTMENTS — 99.4% (Cost $47,327,147)		$59,079,064
Other Assets & Liabilities — 0.6%		345,320

TOTAL NET ASSETS — 100.0%		$59,424,384

†	See Security Valuation Note.
*	Non-income producing security.

Summary of inputs used to value the Fund’s investments as of 6/30/2024 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 6/30/2024	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input

Affiliated Equity Funds	$43,799,024	$43,799,024	$—	$—
Affiliated Fixed Income Funds	4,097,768	4,097,768	—	—
Affiliated International Equity Funds	11,172,019	11,172,019	—	—
Short-Term Investments	10,253	10,253	—	—

Total Investments	$59,079,064	$59,079,064	$—	$—

It is the Fund’s practice to recognize transfers into and transfers out of Level 3 at the fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Moderately Aggressive Allocation Fund

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 67.0%
Penn Series Flexibly Managed Fund*	178,900	$18,190,582
Penn Series Index 500 Fund*	906,086	44,461,618
Penn Series Large Cap Growth Fund*	46,981	2,002,804
Penn Series Large Cap Value Fund*	248,184	12,205,674
Penn Series Large Core Growth Fund*	116,819	4,055,960
Penn Series Large Core Value Fund*	311,798	10,102,259
Penn Series Large Growth Stock Fund*	22,651	2,018,016
Penn Series Mid Cap Growth Fund*	103,893	3,981,162
Penn Series Mid Cap Value Fund*	65,898	2,039,531
Penn Series Mid Core Value Fund*	285,490	10,114,917
Penn Series Real Estate Securities Fund*	323,955	10,149,514
Penn Series Small Cap Growth Fund*	31,468	2,034,724
Penn Series Small Cap Index Fund*	256,608	8,208,891
Penn Series SMID Cap Growth Fund*	40,660	2,013,504
Penn Series SMID Cap Value Fund*	104,138	4,074,906

TOTAL AFFILIATED EQUITY FUNDS (Cost $97,628,119)		135,654,062

AFFILIATED FIXED INCOME FUNDS — 16.8%
Penn Series Limited Maturity Bond Fund*	865,060	12,067,588
Penn Series Quality Bond Fund*	1,380,883	22,011,271

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $32,998,737)		34,078,859

AFFILIATED INTERNATIONAL EQUITY FUNDS — 15.9%
Penn Series Developed International Index Fund*	549,439	10,082,206
Penn Series Emerging Markets Equity Fund*	729,528	8,090,469
Penn Series International Equity Fund*	339,662	14,014,468

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $28,283,302)		32,187,143

TOTAL INVESTMENTS — 99.7% (Cost $158,910,158)		$201,920,064
Other Assets & Liabilities — 0.3%		676,307

TOTAL NET ASSETS — 100.0%		$202,596,371

†	See Security Valuation Note.
*	Non-income producing security.

Summary of inputs used to value the Fund’s investments as of 6/30/2024 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 6/30/2024	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Affiliated Equity Funds	$135,654,062	$135,654,062	$—	$—
Affiliated Fixed Income Funds	34,078,859	34,078,859	—	—
Affiliated International Equity Funds	32,187,143	32,187,143	—	—

Total Investments	$201,920,064	$201,920,064	$—	$—

It is the Fund’s practice to recognize transfers into and transfers out of Level 3 at the fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Moderate Allocation Fund

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 51.0%
Penn Series Flexibly Managed Fund*	183,620	$18,670,525
Penn Series Index 500 Fund*	760,913	37,338,008
Penn Series Large Cap Growth Fund*	48,222	2,055,696
Penn Series Large Cap Value Fund*	127,373	6,264,195
Penn Series Large Core Value Fund*	192,022	6,221,502
Penn Series Large Growth Stock Fund*	23,249	2,071,231
Penn Series Mid Cap Growth Fund*	106,633	4,086,198
Penn Series Mid Core Value Fund*	293,033	10,382,173
Penn Series Real Estate Securities Fund*	265,999	8,333,736
Penn Series Small Cap Index Fund*	197,539	6,319,273
Penn Series SMID Cap Growth Fund*	41,734	2,066,658
Penn Series SMID Cap Value Fund*	53,445	2,091,295

TOTAL AFFILIATED EQUITY FUNDS (Cost $74,909,310)		105,900,490

AFFILIATED FIXED INCOME FUNDS — 36.7%
Penn Series High Yield Bond Fund*	454,374	8,278,692
Penn Series Limited Maturity Bond Fund*	1,331,815	18,578,825
Penn Series Quality Bond Fund*	3,092,295	49,291,185

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $73,072,433)		76,148,702

AFFILIATED INTERNATIONAL EQUITY FUNDS — 11.9%
Penn Series Developed International Index Fund*	451,157	8,278,740
Penn Series Emerging Markets Equity Fund*	748,780	8,303,966
Penn Series International Equity Fund*	199,217	8,219,687

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $22,145,055)		24,802,393

TOTAL INVESTMENTS — 99.6% (Cost $170,126,798)		$206,851,585
Other Assets & Liabilities — 0.4%		738,805

TOTAL NET ASSETS — 100.0%		$207,590,390

†	See Security Valuation Note.
*	Non-income producing security.
Summary of inputs used to value the Fund’s investments as of 6/30/2024 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 6/30/2024	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Affiliated Equity Funds	$105,900,490	$105,900,490	$—	$—
Affiliated Fixed Income Funds	76,148,702	76,148,702	—	—
Affiliated International Equity Funds	24,802,393	24,802,393	—	—

Total Investments	$206,851,585	$206,851,585	$—	$—

It is the Fund’s practice to recognize transfers into and transfers out of Level 3 at the fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Moderately Conservative Allocation Fund

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 34.9%
Penn Series Flexibly Managed Fund*	61,319	$6,234,891
Penn Series Index 500 Fund*	174,694	8,572,217
Penn Series Large Cap Growth Fund*	18,116	772,285
Penn Series Large Cap Value Fund*	47,850	2,353,256
Penn Series Large Core Value Fund*	72,137	2,337,259
Penn Series Mid Core Value Fund*	66,051	2,340,196
Penn Series Real Estate Securities Fund*	99,933	3,130,912
Penn Series Small Cap Index Fund*	24,737	791,330
Penn Series SMID Cap Value Fund*	20,078	785,645

TOTAL AFFILIATED EQUITY FUNDS (Cost $20,971,096)		27,317,991

AFFILIATED FIXED INCOME FUNDS — 56.3%
Penn Series High Yield Bond Fund*	213,379	3,887,758
Penn Series Limited Maturity Bond Fund*	1,056,298	14,735,358
Penn Series Quality Bond Fund*	1,597,413	25,462,766

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $43,038,067)		44,085,882

AFFILIATED INTERNATIONAL EQUITY FUNDS — 7.9%
Penn Series Developed International Index Fund*	127,119	2,332,635
Penn Series Emerging Markets Equity Fund*	70,327	779,923
Penn Series International Equity Fund*	74,843	3,088,027

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $5,502,200)		6,200,585

SHORT-TERM INVESTMENTS — 0.0%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.208%) (Cost $13,321)	13,321	13,321

TOTAL INVESTMENTS — 99.1% (Cost $69,524,684)		$77,617,779
Other Assets & Liabilities — 0.9%		700,850

TOTAL NET ASSETS — 100.0%		$78,318,629

†	See Security Valuation Note.
*	Non-income producing security.

Summary of inputs used to value the Fund’s investments as of 6/30/2024 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 6/30/2024	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input

Affiliated Equity Funds	$27,317,991	$27,317,991	$—	$—
Affiliated Fixed Income Funds	44,085,882	44,085,882	—	—
Affiliated International Equity Funds	6,200,585	6,200,585	—	—
Short-Term Investments	13,321	13,321	—	—

Total Investments	$77,617,779	$77,617,779	$—	$—

It is the Fund’s practice to recognize transfers into and transfers out of Level 3 at the fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Conservative Allocation Fund

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 20.7%
Penn Series Flexibly Managed Fund*	35,407	$3,600,143
Penn Series Index 500 Fund*	64,188	3,149,691
Penn Series Large Core Value Fund*	27,767	899,635
Penn Series Mid Core Value Fund*	25,424	900,790
Penn Series Real Estate Securities Fund*	28,856	904,065

TOTAL AFFILIATED EQUITY FUNDS (Cost $7,375,941)		9,454,324

AFFILIATED FIXED INCOME FUNDS — 75.3%
Penn Series High Yield Bond Fund*	123,207	2,244,839
Penn Series Limited Maturity Bond Fund*	963,065	13,434,757
Penn Series Quality Bond Fund*	1,173,962	18,712,949

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $34,013,968)		34,392,545

AFFILIATED INTERNATIONAL EQUITY FUNDS — 2.0%
Penn Series Developed International Index Fund* (Cost $768,316)	48,925	897,783

SHORT-TERM INVESTMENTS — 0.1%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.208%) (Cost $51,036)	51,036	51,036

TOTAL INVESTMENTS — 98.1% (Cost $42,209,261)		$44,795,688
Other Assets & Liabilities — 1.9%		869,789

TOTAL NET ASSETS — 100.0%		$45,665,477

†	See Security Valuation Note.
*	Non-income producing security.

Summary of inputs used to value the Fund’s investments as of 6/30/2024 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 6/30/2024	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input

Affiliated Equity Funds	$9,454,324	$9,454,324	$—	$—
Affiliated Fixed Income Funds	34,392,545	34,392,545	—	—
Affiliated International Equity Funds	897,783	897,783	—	—
Short-Term Investments	51,036	51,036	—	—

Total Investments	$44,795,688	$44,795,688	$—	$—

It is the Fund’s practice to recognize transfers into and transfers out of Level 3 at the fair value hierarchy as of the beginning of period. The Fund did not have any transfers into and transfers out of Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.

Statements of Assets and Liabilities (Unaudited)

June 30, 2024

	Money Market Fund	Limited Maturity Bond Fund	Quality Bond Fund	High Yield Bond Fund
ASSETS:
Investments at value	$137,729,685	$186,789,504	$386,389,392	$129,018,379
Cash	—	30	—	—
Initial margin held by broker for open futures	—	549,232	802,800	8
Interest and dividends receivable	110,251	1,304,783	2,154,928	2,127,387
Tax reclaims receivable	—	—	—	137
Receivable for capital stock sold	—	727,565	192	—
Futures variation margin receivable	—	39,656	—	—
Other assets	2,151	1,896	3,740	1,243

Total Assets	137,842,087	189,412,666	389,351,052	131,147,154

LIABILITIES:
Cash overdraft	—	—	—	3,531
Payable for investment securities purchased	—	—	—	1,000,000
Payable for capital stock redeemed	—	13,521	211,193	161,090
Futures variation margin payable	—	19,812	147,436	—
Payable to investment adviser (See Note 3)	37,147	71,309	143,068	49,133
Payable to the administrator (See Note 3)	12,013	14,018	28,850	9,751
Other liabilities	72,950	102,883	191,522	75,701

Total Liabilities	122,110	221,543	722,069	1,299,206

NET ASSETS	$137,719,977	$189,191,123	$388,628,983	$129,847,948

Investments at cost	$137,729,685	$192,050,631	$409,049,161	$127,910,032

COMPONENTS OF NET ASSETS:
Paid-in capital	$137,721,216	$197,392,571	$445,413,177	$132,440,857
Total distributable earnings (loss)	(1,239)	(8,201,448)	(56,784,194)	(2,592,909)

NET ASSETS	$137,719,977	$189,191,123	$388,628,983	$129,847,948

Shares outstanding, $0.10 par value, 500 million shares authorized	137,699,749

Shares outstanding, $0.10 par value, 250 million shares authorized			24,388,462	7,127,275

Shares outstanding, $0.0001 par value, 250 million shares authorized		13,559,444

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$1.00	$13.95	$15.93	$18.22

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.

Statements of Assets and Liabilities (Unaudited)

June 30, 2024

	Flexibly Managed Fund	Balanced Fund	Large Growth Stock Fund	Large Cap Growth Fund
ASSETS:
Investments of affiliated issuers at value	$—	$79,208,636	$—	$—
Investments of unaffiliated issuers at value	5,260,412,360	—	357,012,605	70,328,688
Cash	633,725	238,941	—	500
Foreign currency at value	1,550,711	—	23,586	1
Interest and dividends receivable	18,383,613	11	52,168	25,873
Tax reclaims receivable	51,511	—	966	14,544
Receivable for investment securities sold	21,362,709	108,874	3,204,214	—
Receivable for capital stock sold	288	73,310	33	32
Unrealized appreciation on unfunded loan commitments	2,964	—	—	—
Other assets	46,613	680	2,508	632

Total Assets	5,302,444,494	79,630,452	360,296,080	70,370,270

LIABILITIES:
Written options at value	12,727,369	—	—	—
Payable for investment securities purchased	36,106,113	—	1,245,564	—
Payable for capital stock redeemed	3,931,451	54,923	280,793	50,667
Payable to investment adviser (See Note 3)	2,926,864	—	196,936	30,625
Payable to the administrator (See Note 3)	388,457	5,825	25,513	5,143
Other liabilities	2,031,752	34,247	178,371	44,844

Total Liabilities	58,112,006	94,995	1,927,177	131,279

NET ASSETS	$5,244,332,488	$79,535,457	$358,368,903	$70,238,991

Investments of affiliated issuers at cost	$—	$54,410,886	$—	$—
Investments of unaffiliated issuers at cost	$4,649,712,225	$—	$188,265,826	$48,400,487
Written options, premiums received	$(13,623,875)	$—	$—	$—
Foreign currency at cost	$1,566,333	$—	$23,504	$1

COMPONENTS OF NET ASSETS:
Paid-in capital	$4,415,415,523	$50,465,980	$178,969,497	$44,148,824
Total distributable earnings (loss)	828,916,965	29,069,477	179,399,406	26,090,167

NET ASSETS	$5,244,332,488	$79,535,457	$358,368,903	$70,238,991

Shares outstanding, $0.10 par value, 250 million shares authorized	51,573,341		4,022,463

Shares outstanding, $0.0001 par value, 250 million shares authorized		2,352,745		1,647,585

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$101.69	$33.81	$89.09	$42.63

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.

Statements of Assets and Liabilities (Unaudited)

June 30, 2024

	Large Core Growth Fund	Large Cap Value Fund	Large Core Value Fund	Index 500 Fund
ASSETS:
Investments at value	$133,196,353	$168,498,630	$135,641,400	$811,303,266
Cash	—	41,892	—	—
Initial margin held by broker for open futures	—	—	—	118,000
Interest and dividends receivable	57,158	153,705	122,439	424,063
Tax reclaims receivable	11,780	162,676	38,317	—
Receivable for investment securities sold	331,447	162,719	—	1,211,295
Receivable for capital stock sold	128	192	160	801
Other assets	906	1,517	1,339	6,417

Total Assets	133,597,772	169,021,331	135,803,655	813,063,842

LIABILITIES:
Cash overdraft	12,454	—	—	—
Payable for capital stock redeemed	54,292	97,952	276,063	391,547
Futures variation margin payable	—	—	—	12,250
Payable to investment adviser (See Note 3)	62,697	92,514	71,763	82,930
Payable to the administrator (See Note 3)	9,587	12,674	10,292	58,559
Other liabilities	74,933	92,981	78,284	342,750

Total Liabilities	213,963	296,121	436,402	888,036

NET ASSETS	$133,383,809	$168,725,210	$135,367,253	$812,175,806

Investments at cost	$99,917,599	$141,482,258	$121,877,079	$365,290,586

COMPONENTS OF NET ASSETS:
Paid-in capital	$165,079,092	$132,476,220	$115,702,225	$346,295,507
Total distributable earnings (loss)	(31,695,283)	36,248,990	19,665,028	465,880,299

NET ASSETS	$133,383,809	$168,725,210	$135,367,253	$812,175,806

Shares outstanding, $ 0.10 par value, 250 million shares authorized		3,431,189

Shares outstanding, $ 0.0001 par value, 250 million shares authorized	3,842,248		4,177,365	16,551,754

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$34.72	$49.17	$32.40	$49.07

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.

Statements of Assets and Liabilities (Unaudited)

June 30, 2024

	Mid Cap Growth Fund	Mid Cap Value Fund	Mid Core Value Fund	SMID Cap Growth Fund
ASSETS:
Investments at value	$139,133,885	$89,608,221	$77,516,099	$70,594,298
Cash	—	—	15,166	—
Foreign currency at value	—	—	638	—
Interest and dividends receivable	51,768	63,888	143,731	9,085
Tax reclaims receivable	—	282	31,763	—
Receivable for investment securities sold	1,194,425	—	95,567	1,952,847
Receivable for capital stock sold	64	64	1,363	64
Unrealized appreciation of forward foreign currency contracts	—	—	18,491	—
Other assets	1,235	787	743	610

Total Assets	140,381,377	89,673,242	77,823,561	72,556,904

LIABILITIES:
Cash overdraft	—	—	—	59,543
Payable for investment securities purchased	1,567,668	—	44,922	1,794,520
Payable for capital stock redeemed	78,283	47,583	47,611	17,579
Payable to investment adviser (See Note 3)	78,293	39,944	43,619	42,716
Payable to the administrator (See Note 3)	10,683	6,771	5,920	5,420
Unrealized depreciation of forward foreign currency contracts	—	—	130	—
Other liabilities	83,297	55,648	58,796	42,693

Total Liabilities	1,818,224	149,946	200,998	1,962,471

NET ASSETS	$138,563,153	$89,523,296	$77,622,563	$70,594,433

Investments at cost	$115,185,052	$72,191,819	$78,900,950	$59,351,286
Foreign currency at cost	$—	$—	$647	$—

COMPONENTS OF NET ASSETS:
Paid-in capital	$104,776,670	$66,569,470	$77,204,366	$65,771,827
Total distributable earnings (loss)	33,786,483	22,953,826	418,197	4,822,606

NET ASSETS	$138,563,153	$89,523,296	$77,622,563	$70,594,433

Shares outstanding, $0.0001 par value, 250 million shares authorized	3,616,111	2,892,112	2,191,118	1,425,605

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$38.32	$30.95	$35.43	$49.52

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.

Statements of Assets and Liabilities (Unaudited)

June 30, 2024

	SMID Cap Value Fund	Small Cap Growth Fund	Small Cap Value Fund	Small Cap Index Fund
ASSETS:
Investments at value	$48,646,815	$100,399,471	$147,466,342	$82,065,248
Cash	—	—	17,989	163
Initial margin held by broker for open futures	—	—	—	45,500
Foreign currency at value	—	1	—	—
Interest and dividends receivable	63,349	18,435	189,838	79,964
Tax reclaims receivable	—	4,689	6,246	—
Receivable for investment securities sold	192,184	60,040	11,483,826	8,038,969
Receivable for capital stock sold	64	64	—	28,298
Futures variation margin receivable	—	—	—	1,576
Other assets	428	897	1,320	733

Total Assets	48,902,840	100,483,597	159,165,561	90,260,451

LIABILITIES:
Cash overdraft	16,067	—	—	—
Payable for investment securities purchased	129,532	56,009	11,400,288	8,128,846
Payable for capital stock redeemed	32,953	90,830	345,793	31,455
Payable to investment adviser (See Note 3)	31,923	56,361	86,943	19,960
Payable to the administrator (See Note 3)	3,667	7,479	11,206	6,099
Other liabilities	38,775	58,901	97,082	76,709

Total Liabilities	252,917	269,580	11,941,312	8,263,069

NET ASSETS	$48,649,923	$100,214,017	$147,224,249	$81,997,382

Investments at cost	$46,211,076	$70,462,634	$140,608,109	$81,533,860
Foreign currency at cost	$—	$1	$—	$—

COMPONENTS OF NET ASSETS:
Paid-in capital	$44,945,277	$64,128,484	$135,722,689	$77,763,494
Total distributable earnings (loss)	3,704,646	36,085,533	11,501,560	4,233,888

NET ASSETS	$48,649,923	$100,214,017	$147,224,249	$81,997,382

Shares outstanding, $ 0.10 par value, 500 million shares authorized	1,243,395		3,055,495

Shares outstanding, $ 0.0001 par value, 250 million shares authorized		1,549,773		2,563,173

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$39.13	$64.66	$48.18	$31.99

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.

Statements of Assets and Liabilities (Unaudited)

June 30, 2024

	Developed International Index Fund	International Equity Fund	Emerging Markets Equity Fund	Real Estate Securities Fund
ASSETS:
Investments at value	$80,930,528	$240,954,883	$83,996,386	$105,508,682
Initial margin held by broker for open futures	68,899	—	—	—
Foreign currency at value	299,677	65,666	56,759	—
Interest and dividends receivable	109,423	170,148	64,720	327,497
Tax reclaims receivable	507,139	487,931	20,329	—
Receivable for investment securities sold	223,772	84,764	294,324	898,443
Receivable for capital stock sold	15,759	288	7,927	160
Futures variation margin receivable	2,720	—	—	—
Unrealized appreciation of forward foreign currency contracts	940	—	—	—
Other assets	757	2,499	842	786

Total Assets	82,159,614	241,766,179	84,441,287	106,735,568

LIABILITIES:
Payable for investment securities purchased	—	—	537,998	59,091
Payable for capital stock redeemed	34,961	289,008	82,889	48,756
Payable to investment adviser (See Note 3)	20,384	156,117	56,485	60,413
Payable to the administrator (See Note 3)	6,164	18,459	6,221	7,777
Deferred Indian capital gains tax	—	—	464,602	—
Other liabilities	109,041	146,013	84,241	59,866

Total Liabilities	170,550	609,597	1,232,436	235,903

NET ASSETS	$81,989,064	$241,156,582	$83,208,851	$106,499,665

Investments at cost	$55,385,857	$216,819,502	$78,121,945	$103,386,916
Foreign currency at cost	$300,896	$65,928	$56,484	$—

COMPONENTS OF NET ASSETS:
Paid-in capital	$53,553,580	$213,586,733	$101,276,496	$105,212,687
Total distributable earnings (loss)	28,435,484	27,569,849	(18,067,645)	1,286,978

NET ASSETS	$81,989,064	$241,156,582	$83,208,851	$106,499,665

Shares outstanding, $ 0.10 par value, 250 million shares authorized		5,844,895

Shares outstanding, $ 0.0001 par value, 250 million shares authorized	4,467,320		7,507,386	3,399,063

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$18.35	$41.26	$11.08	$31.33

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.

Statements of Assets and Liabilities (Unaudited)

June 30, 2024

	Aggressive Allocation Fund	Moderately Aggressive Allocation Fund	Moderate Allocation Fund	Moderately Conservative Allocation Fund
ASSETS:
Investments of affiliated issuers at value	$59,068,811	$201,920,064	$206,851,585	$77,604,458
Investments of unaffiliated issuers at value	10,253	—	—	13,321
Cash	407,000	1,065,921	1,087,914	779,000
Interest and dividends receivable	12	—	10	63
Receivable for investment securities sold	—	21,505	59,184	10,979
Other assets	536	1,869	2,035	731

Total Assets	59,486,612	203,009,359	208,000,728	78,408,552

LIABILITIES:
Payable for investment securities purchased	3,204	—	—	—
Payable for capital stock redeemed	20,724	300,697	294,042	42,203
Payable to investment adviser (See Note 3)	5,910	19,924	20,449	7,714
Payable to the administrator (See Note 3)	4,460	15,058	15,621	5,839
Other liabilities	27,930	77,309	80,226	34,167

Total Liabilities	62,228	412,988	410,338	89,923

NET ASSETS	$59,424,384	$202,596,371	$207,590,390	$78,318,629

Investments of affiliated issuers at cost	$47,316,894	$158,910,158	$170,126,798	$69,511,363
Investments of unaffiliated issuers at cost	$10,253	$—	$—	$13,321

COMPONENTS OF NET ASSETS:
Paid-in capital	$45,102,410	$151,842,108	$163,888,847	$68,234,804
Total distributable earnings (loss)	14,321,974	50,754,263	43,701,543	10,083,825

NET ASSETS	$59,424,384	$202,596,371	$207,590,390	$78,318,629

Shares outstanding, $0.0001 par value, 250 million shares authorized	2,092,813	7,004,886	8,528,161	3,733,734

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$28.39	$28.92	$24.34	$20.98

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.

Statements of Assets and Liabilities (Unaudited)

June 30, 2024

Conservative Allocation Fund
ASSETS:
Investments of affiliated issuers at value	$44,744,652
Investments of unaffiliated issuers at value	51,036
Cash	919,000
Interest and dividends receivable	291
Receivable for investment securities sold	4,383
Other assets	454

Total Assets	45,719,816

LIABILITIES:
Payable for capital stock redeemed	23,195
Payable to investment adviser (See Note 3)	4,450
Payable to the administrator (See Note 3)	3,365
Other liabilities	23,329

Total Liabilities	54,339

NET ASSETS	$45,665,477

Investments of affiliated issuers at cost	$42,158,225
Investments of unaffiliated issuers at cost	$51,036

COMPONENTS OF NET ASSETS:
Paid-in capital	$42,462,095
Total distributable earnings (loss)	3,203,382

NET ASSETS	$45,665,477

Shares outstanding, $0.0001 par value, 250 million shares authorized	2,613,631

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$17.47

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.

Statements of Operations (Unaudited)

For The Six Months Ended June 30, 2024

	Money Market Fund	Limited Maturity Bond Fund	Quality Bond Fund	High Yield Bond Fund
INVESTMENT INCOME:
Dividends	$529,867	$54,021	$54,160	$87,640
Interest	3,281,845	4,361,663	8,874,453	4,458,444
Foreign taxes withheld	—	—	—	(3,084)

Total Investment Income	3,811,712	4,415,684	8,928,613	4,543,000

EXPENSES:
Investment advisory fees (See Note 3)	235,541	427,258	863,740	299,012
Shareholder servicing fees (See Note 3)	64,238	83,594	173,366	58,502
Administration fees (See Note 3)	21,413	27,865	57,788	19,501
Accounting fees (See Note 3)	45,633	56,392	97,570	42,495
Directors’ fees and expenses	4,046	5,182	10,732	3,622
Custodian fees and expenses	5,782	6,498	13,430	4,519
Pricing fees	4,543	10,371	12,178	10,376
Professional fees	8,538	10,945	22,756	7,652
Printing fees	4,110	5,100	9,932	3,761
Other expenses	19,359	26,089	38,792	23,791

Total Expenses	413,203	659,294	1,300,284	473,231

Net Investment Income (Loss)	3,398,509	3,756,390	7,628,329	4,069,769

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	—	(317,959)	(665,648)	458,458
Futures contracts	—	(665,197)	(152,269)	—
Foreign currencies	—	—	—	(4,872)

Net realized gain (loss)	—	(983,156)	(817,917)	453,586

Net change in unrealized appreciation (depreciation) of:
Investments	—	1,823,786	(3,960,066)	348,214
Futures contracts	—	(792,518)	(1,967,090)	—
Foreign currencies	—	—	—	1,513

Net change in unrealized appreciation (depreciation)	—	1,031,268	(5,927,156)	349,727

Net Realized and Unrealized Gain (Loss)	—	48,112	(6,745,073)	803,313

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,398,509	$3,804,502	$883,256	$4,873,082

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.

Statements of Operations (Unaudited)

For The Six Months Ended June 30, 2024

	Flexibly Managed Fund	Balanced Fund	Large Growth Stock Fund	Large Cap Growth Fund
INVESTMENT INCOME:
Dividends	$26,067,826	$8,105	$874,537	$350,066
Interest	53,432,098	—	—	—
Foreign taxes withheld	(385,571)	—	(12,215)	(6,799)

Total Investment Income	79,114,353	8,105	862,322	343,267

EXPENSES:
Investment advisory fees (See Note 3)	17,661,018	—	1,138,765	187,300
Shareholder servicing fees (See Note 3)	2,325,489	34,819	150,790	30,838
Administration fees (See Note 3)	775,163	11,606	50,263	10,279
Accounting fees (See Note 3)	586,393	5,967	90,045	23,985
Directors’ fees and expenses	142,341	2,128	9,033	1,896
Custodian fees and expenses	171,289	2,545	10,495	2,522
Pricing fees	13,362	1,793	4,380	3,044
Professional fees	302,299	4,248	23,221	4,327
Printing fees	124,076	2,494	8,508	2,295
Other expenses	364,239	11,913	64,036	33,209

Total Expenses	22,465,669	77,513	1,549,536	299,695

Net Investment Income (Loss)	56,648,684	(69,408)	(687,214)	43,572

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Affiliated Investments	—	4,344,606	—	—
Unaffiliated investments	212,052,706	—	12,700,740	4,243,412
Written options	5,570,241	—	—	—
Foreign currencies	(1,319)	—	(79)	71
Forward foreign currency contracts	—	—	—	56

Net realized gain (loss)	217,621,628	4,344,606	12,700,661	4,243,539

Net change in unrealized appreciation (depreciation) of:
Affiliated Investments	—	2,373,749	—	—
Unaffiliated Investments	80,849,009	—	50,154,408	2,768,049
Unfunded loan commitments	2,964	—	—	—
Written options	(3,707,815)	—	—	—
Foreign currencies	(34,875)	—	(531)	(791)

Net change in unrealized appreciation (depreciation)	77,109,283	2,373,749	50,153,877	2,767,258

Net Realized and Unrealized Gain (Loss)	294,730,911	6,718,355	62,854,538	7,010,797

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$351,379,595	$6,648,947	$62,167,324	$7,054,369

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.

Statements of Operations (Unaudited)

For The Six Months Ended June 30, 2024

	Large Core Growth Fund	Large Cap Value Fund	Large Core Value Fund	Index 500 Fund
INVESTMENT INCOME:
Dividends	$426,585	$1,669,039	$1,339,549	$5,457,898
Foreign taxes withheld	(10,553)	(33,135)	(15,543)	(1,401)

Total Investment Income	416,032	1,635,904	1,324,006	5,456,497

EXPENSES:
Investment advisory fees (See Note 3)	361,311	564,075	452,805	483,593
Shareholder servicing fees (See Note 3)	56,066	76,037	61,276	345,912
Administration fees (See Note 3)	18,688	25,346	20,426	115,304
Accounting fees (See Note 3)	41,094	52,205	44,020	146,487
Directors’ fees and expenses	3,317	4,617	3,744	20,595
Custodian fees and expenses	3,815	5,590	4,878	23,718
Pricing fees	2,222	3,916	2,351	6,154
Professional fees	7,140	9,977	8,263	44,150
Printing fees	3,597	4,683	3,938	18,650
Other expenses	33,450	40,249	33,591	92,952

Total Expenses	530,700	786,695	635,292	1,297,515

Net Investment Income (Loss)	(114,668)	849,209	688,714	4,158,982

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	1,934,426	8,846,108	6,682,096	21,933,499
Futures contracts	—	—	—	366,572
Foreign currencies	(16)	—	—	—

Net realized gain (loss)	1,934,410	8,846,108	6,682,096	22,300,071

Net change in unrealized appreciation (depreciation) of:
Investments	15,253,279	4,211,836	2,117,888	82,150,368
Futures contracts	—	—	—	(79,926)
Foreign currencies	(383)	—	(213)	—

Net change in unrealized appreciation (depreciation)	15,252,896	4,211,836	2,117,675	82,070,442

Net Realized and Unrealized Gain (Loss)	17,187,306	13,057,944	8,799,771	104,370,513

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$17,072,638	$13,907,153	$9,488,485	$108,529,495

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.

Statements of Operations (Unaudited)

For The Six Months Ended June 30, 2024

	Mid Cap Growth Fund	Mid Cap Value Fund	Mid Core Value Fund	SMID Cap Growth Fund
INVESTMENT INCOME:
Dividends	$345,940	$825,127	$1,086,139	$173,698
Foreign taxes withheld	—	(3,302)	(21,854)	—

Total Investment Income	345,940	821,825	1,064,285	173,698

EXPENSES:
Investment advisory fees (See Note 3)	504,428	248,032	273,021	273,004
Shareholder servicing fees (See Note 3)	65,151	40,708	35,695	32,901
Administration fees (See Note 3)	21,717	13,569	11,899	10,967
Accounting fees (See Note 3)	46,140	31,662	27,763	25,590
Directors’ fees and expenses	3,998	2,475	2,193	1,993
Custodian fees and expenses	4,800	2,982	3,685	2,353
Pricing fees	2,951	3,028	3,799	2,599
Professional fees	8,676	5,456	5,101	4,485
Printing fees	4,165	2,821	2,565	2,403
Recaptured advisory fee (See Note 3)	—	172	—	—
Other expenses	43,325	26,760	46,380	24,749

Total Expenses	705,351	377,665	412,101	381,044
Less: Waivers and reimbursement from advisor (See Note 3)	—	(2,251)	—	—

Net Expenses	705,351	375,414	412,101	381,044

Net Investment Income (Loss)	(359,411)	446,411	652,184	(207,346)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	10,256,855	5,109,925	1,533,779	4,978,901
Foreign currencies	—	(32)	(9,470)	—
Forward foreign currency contracts	—	—	141,884	—

Net realized gain (loss)	10,256,855	5,109,893	1,666,193	4,978,901

Net change in unrealized appreciation (depreciation) of:
Investments	(8,552,645)	170,722	(1,805,263)	761,202
Foreign currencies	—	5	859	—
Forward foreign currency contracts	—	—	77,264	—

Net change in unrealized appreciation (depreciation)	(8,552,645)	170,727	(1,727,140)	761,202

Net Realized and Unrealized Gain (Loss)	1,704,210	5,280,620	(60,947)	5,740,103

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,344,799	$5,727,031	$591,237	$5,532,757

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.

Statements of Operations (Unaudited)

For The Six Months Ended June 30, 2024

	SMID Cap Value Fund	Small Cap Growth Fund	Small Cap Value Fund	Small Cap Index Fund
INVESTMENT INCOME:
Dividends	$386,863	$285,756	$1,295,737	$547,297
Foreign taxes withheld	(1,139)	(7,087)	(2,657)	(1,368)

Total Investment Income	385,724	278,669	1,293,080	545,929

EXPENSES:
Investment advisory fees (See Note 3)	205,822	366,894	537,727	122,443
Shareholder servicing fees (See Note 3)	22,223	45,302	67,387	36,733
Administration fees (See Note 3)	7,408	15,100	22,462	12,244
Accounting fees (See Note 3)	17,329	35,083	47,382	28,570
Directors’ fees and expenses	1,359	2,761	4,109	2,220
Custodian fees and expenses	1,674	3,746	5,091	2,738
Pricing fees	2,577	3,737	4,215	16,843
Professional fees	3,132	6,357	9,109	7,076
Printing fees	1,842	3,057	4,242	2,602
Recaptured advisory fee (See Note 3)	—	—	4,339	—
Other expenses	32,610	31,665	60,801	56,965

Total Expenses	295,976	513,702	766,864	288,434
Less: Waivers and reimbursement from advisor (See Note 3)	—	—	(3,151)	—

Net Expenses	295,976	513,702	763,713	288,434

Net Investment Income (Loss)	89,748	(235,033)	529,367	257,495

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	1,823,912	6,443,987	6,064,271	3,852,639
Futures contracts	—	—	—	11,473
Foreign currencies	—	49	—	—
Forward foreign currency contracts	—	(369)	—	—

Net realized gain (loss)	1,823,912	6,443,667	6,064,271	3,864,112

Net change in unrealized appreciation (depreciation) of:
Investments	(773,393)	(645,399)	(7,479,873)	(3,054,897)
Futures contracts	—	—	—	(20,666)
Foreign currencies	—	(94)	—	—

Net change in unrealized appreciation (depreciation)	(773,393)	(645,493)	(7,479,873)	(3,075,563)

Net Realized and Unrealized Gain (Loss)	1,050,519	5,798,174	(1,415,602)	788,549

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,140,267	$5,563,141	$(886,235)	$1,046,044

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.

Statements of Operations (Unaudited)

For The Six Months Ended June 30, 2024

	Developed International Index Fund	International Equity Fund	Emerging Markets Equity Fund	Real Estate Securities Fund
INVESTMENT INCOME:
Dividends	$1,819,883	$2,654,716	$988,809	$2,082,978
Foreign taxes withheld	(192,909)	(262,429)	(102,231)	—

Total Investment Income	1,626,974	2,392,287	886,578	2,082,978

EXPENSES:
Investment advisory fees (See Note 3)	126,922	1,006,356	357,595	367,504
Shareholder servicing fees (See Note 3)	38,076	112,724	37,274	47,250
Administration fees (See Note 3)	12,692	37,574	12,425	15,750
Accounting fees (See Note 3)	33,867	85,116	33,364	36,220
Directors’ fees and expenses	2,411	7,011	2,367	2,813
Custodian fees and expenses	10,051	27,220	24,945	3,263
Pricing fees	45,526	5,141	7,597	2,505
Professional fees	22,483	18,091	20,055	6,037
Printing fees	2,686	6,765	2,675	3,117
Other expenses	100,468	55,383	62,076	22,774

Total Expenses	395,182	1,361,381	560,373	507,233

Net Investment Income (Loss)	1,231,792	1,030,906	326,205	1,575,745

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	3,333,019	15,356,056	(3,127,219)	(299,518)
Futures contracts	93,479	—	—	—
Foreign currencies	(15,839)	(357,239)	(114,330)	—
Forward foreign currency contracts	11,755	—	—	—

Net realized gain (loss)	3,422,414	14,998,817	(3,241,549)	(299,518)

Net change in unrealized appreciation (depreciation) of:
Investments	(327,197)	(4,586,403)	3,757,712	(1,705,139)
Short sales	932	—	—	—
Futures contracts	(59,949)	—	—	—
Foreign currencies	(30,333)	(26,154)	(5,066)	—
Forward foreign currency contracts	15,876	—	—	—

Net change in unrealized appreciation (depreciation)	(400,671)	(4,612,557)	3,752,646	(1,705,139)

Net Realized and Unrealized Gain (Loss)	3,021,743	10,386,260	511,097	(2,004,657)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,253,535	$11,417,166	$837,302	$(428,912)

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.

Statements of Operations (Unaudited)

For The Six Months Ended June 30, 2024

		Moderately		Moderately
	Aggressive	Aggressive	Moderate	Conservative
	Allocation	Allocation	Allocation	Allocation
	Fund	Fund	Fund	Fund
INVESTMENT INCOME:
Dividends	$9,626	$24,863	$25,872	$19,103

Total Investment Income	9,626	24,863	25,872	19,103

EXPENSES:
Investment advisory fees (See Note 3)	35,764	120,803	125,711	47,175
Shareholder servicing fees (See Note 3)	26,823	90,712	94,718	35,382
Administration fees (See Note 3)	8,941	30,237	31,573	11,794
Accounting fees (See Note 3)	5,967	10,079	10,524	5,967
Directors’ fees and expenses	1,649	5,590	5,890	2,199
Custodian fees and expenses	1,992	6,823	7,313	2,655
Pricing fees	1,793	1,793	1,793	1,793
Professional fees	3,299	11,185	11,809	4,386
Printing fees	2,075	5,510	5,757	2,536
Other expenses	10,938	19,524	20,189	12,092

Total Expenses	99,241	302,256	315,277	125,979

Net Investment Income (Loss)	(89,615)	(277,393)	(289,405)	(106,876)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on affiliated investments	2,841,935	8,173,048	7,321,472	2,200,550
Net change in unrealized appreciation (depreciation) of affiliated investments	1,267,948	4,142,645	2,947,305	679,712

Net Realized and Unrealized Gain (Loss)	4,109,883	12,315,693	10,268,777	2,880,262

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,020,268	$12,038,300	$9,979,372	$2,773,386

	Conservative Allocation Fund
INVESTMENT INCOME:
Dividends	$24,072

Total Investment Income	24,072

EXPENSES:
Investment advisory fees (See Note 3)	27,171
Shareholder servicing fees (See Note 3)	20,378
Administration fees (See Note 3)	6,793
Accounting fees (See Note 3)	5,967
Directors’ fees and expenses	1,266
Custodian fees and expenses	1,585
Pricing fees	1,793
Professional fees	2,539
Printing fees	1,744
Other expenses	10,134

Total Expenses	79,370

Net Investment Income (Loss)	(55,298)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on affiliated investments	673,357
Net change in unrealized appreciation (depreciation) of affiliated investments	496,904

Net Realized and Unrealized Gain (Loss)	1,170,261

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,114,963

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.

Statements of Changes in Net Assets

	Money Market Fund		Limited Maturity Bond Fund
	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23
Increase (Decrease) in Net Assets Operations:
Net investment income (loss)	$3,398,509	$6,906,460	$3,756,390	$7,633,726
Net realized gain (loss)	—	(1,334)	(983,156)	(2,766,775)
Net change in unrealized appreciation (depreciation)	—	—	1,031,268	8,565,004

Net Increase (Decrease) in Net Assets Resulting from Operations	3,398,509	6,905,126	3,804,502	13,431,955

Distributions from:
Distributable earnings	(3,398,504)	(6,906,465)	—	—

Total Distributions	(3,398,504)	(6,906,465)	—	—

Capital Share Transactions (1):
Shares issued	24,108,749	135,889,845	13,208,605	13,556,371
Shares issued in lieu of cash distributions	3,398,504	6,842,734	—	—
Shares redeemed	(39,759,517)	(158,081,532)	(13,729,106)	(64,805,284)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(12,252,264)	(15,348,953)	(520,501)	(51,248,913)

Total Increase (Decrease)	(12,252,259)	(15,350,292)	3,284,001	(37,816,958)
Net Assets:
Beginning of period	149,972,236	165,322,528	185,907,122	223,724,080

End of period	$137,719,977	$149,972,236	$189,191,123	$185,907,122

(1) Shares Issued and Redeemed:
Shares issued	24,108,749	135,889,845	956,489	1,027,640
Shares issued in lieu of cash distributions	3,398,504	6,842,734	—	—
Shares redeemed	(39,759,517)	(158,081,532)	(994,286)	(4,938,392)

	(12,252,264)	(15,348,953)	(37,797)	(3,910,752)

	Quality Bond Fund		High Yield Bond Fund
	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23
Increase (Decrease) in Net Assets Operations:
Net investment income (loss)	$7,628,329	$15,174,297	$4,069,769	$7,683,443
Net realized gain (loss)	(817,917)	(17,141,525)	453,586	(2,367,292)
Net change in unrealized appreciation (depreciation)	(5,927,156)	26,213,748	349,727	8,663,101

Net Increase (Decrease) in Net Assets Resulting from Operations	883,256	24,246,520	4,873,082	13,979,252

Capital Share Transactions (1):
Shares issued	19,859,772	64,133,142	4,457,564	5,027,735
Shares redeemed	(25,371,262)	(49,712,192)	(9,487,790)	(29,604,401)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(5,511,490)	14,420,950	(5,030,226)	(24,576,666)

Total Increase (Decrease)	(4,628,234)	38,667,470	(157,144)	(10,597,414)
Net Assets:
Beginning of period	393,257,217	354,589,747	130,005,092	140,602,506

End of period	$388,628,983	$393,257,217	$129,847,948	$130,005,092

(1) Shares Issued and Redeemed:
Shares issued	1,259,071	4,195,413	251,616	304,314
Shares redeemed	(1,609,212)	(3,267,271)	(531,303)	(1,807,867)

	(350,141)	928,142	(279,687)	(1,503,553)

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.

Statements of Changes in Net Assets

	Flexibly Managed Fund		Balanced Fund
	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23
Increase (Decrease) in Net Assets Operations:
Net investment income (loss)	$56,648,684	$105,472,783	$(69,408)	$(131,707)
Net realized gain (loss)	217,621,628	41,176,654	4,344,606	6,088,922
Net change in unrealized appreciation (depreciation)	77,109,283	679,523,500	2,373,749	6,076,370

Net Increase (Decrease) in Net Assets Resulting from Operations	351,379,595	826,172,937	6,648,947	12,033,585

Capital Share Transactions (1):
Shares issued	17,318,882	67,324,034	1,570,084	1,609,914
Shares redeemed	(250,046,071)	(364,632,797)	(5,093,641)	(7,556,504)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(232,727,189)	(297,308,763)	(3,523,557)	(5,946,590)

Total Increase (Decrease)	118,652,406	528,864,174	3,125,390	6,086,995
Net Assets:
Beginning of period	5,125,680,082	4,596,815,908	76,410,067	70,323,072

End of period	$5,244,332,488	$5,125,680,082	$79,535,457	$76,410,067

(1) Shares Issued and Redeemed:
Shares issued	175,819	767,673	48,731	56,516
Shares redeemed	(2,535,322)	(4,181,312)	(157,681)	(264,288)

	(2,359,503)	(3,413,639)	(108,950)	(207,772)

	Large Growth Stock Fund		Large Cap Growth Fund
	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23
Increase (Decrease) in Net Assets Operations:
Net investment income (loss)	$(687,214)	$(1,136,506)	$43,572	$145,267
Net realized gain (loss)	12,700,661	21,090,674	4,243,539	7,575,272
Net change in unrealized appreciation (depreciation)	50,153,877	87,547,654	2,767,258	6,420,682

Net Increase (Decrease) in Net Assets Resulting from Operations	62,167,324	107,501,822	7,054,369	14,141,221

Capital Share Transactions (1):
Shares issued	7,776,487	15,747,715	4,168,691	3,940,047
Shares redeemed	(23,746,293)	(46,924,235)	(8,609,190)	(13,110,799)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(15,969,806)	(31,176,520)	(4,440,499)	(9,170,752)

Total Increase (Decrease)	46,197,518	76,325,302	2,613,870	4,970,469
Net Assets:
Beginning of period	312,171,385	235,846,083	67,625,121	62,654,652

End of period	$358,368,903	$312,171,385	$70,238,991	$67,625,121

(1) Shares Issued and Redeemed:
Shares issued	95,210	258,804	102,974	113,888
Shares redeemed	(288,260)	(734,527)	(212,234)	(373,184)

	(193,050)	(475,723)	(109,260)	(259,296)

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.

Statements of Changes in Net Assets

	Large Core Growth Fund		Large Cap Value Fund
	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23
Increase (Decrease) in Net Assets Operations:
Net investment income (loss)	$(114,668)	$(315,057)	$849,209	$2,091,102
Net realized gain (loss)	1,934,410	(27,787,369)	8,846,108	7,191,758
Net change in unrealized appreciation (depreciation)	15,252,896	60,429,867	4,211,836	8,653,185

Net Increase (Decrease) in Net Assets Resulting from Operations	17,072,638	32,327,441	13,907,153	17,936,045

Capital Share Transactions (1):
Shares issued	7,051,134	4,669,333	1,764,285	6,226,521
Shares redeemed	(7,565,791)	(13,636,132)	(13,279,827)	(23,309,719)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(514,657)	(8,966,799)	(11,515,542)	(17,083,198)

Total Increase (Decrease)	16,557,981	23,360,642	2,391,611	852,847
Net Assets:
Beginning of period	116,825,828	93,465,186	166,333,599	165,480,752

End of period	$133,383,809	$116,825,828	$168,725,210	$166,333,599

(1) Shares Issued and Redeemed:
Shares issued	216,502	189,534	36,776	150,248
Shares redeemed	(233,492)	(509,489)	(276,063)	(557,813)

	(16,990)	(319,955)	(239,287)	(407,565)

	Large Core Value Fund		Index 500 Fund
	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23
Increase (Decrease) in Net Assets Operations:
Net investment income (loss)	$688,714	$1,678,610	$4,158,982	$8,791,085
Net realized gain (loss)	6,682,096	8,907,256	22,300,071	40,666,632
Net change in unrealized appreciation (depreciation)	2,117,675	798,592	82,070,442	106,450,336

Net Increase (Decrease) in Net Assets Resulting from Operations	9,488,485	11,384,458	108,529,495	155,908,053

Capital Share Transactions (1):
Shares issued	1,704,428	6,120,843	22,131,645	39,374,115
Shares redeemed	(11,709,141)	(42,686,636)	(47,158,382)	(88,676,677)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(10,004,713)	(36,565,793)	(25,026,737)	(49,302,562)

Total Increase (Decrease)	(516,228)	(25,181,335)	83,502,758	106,605,491
Net Assets:
Beginning of period	135,883,481	161,064,816	728,673,048	622,067,557

End of period	$135,367,253	$135,883,481	$812,175,806	$728,673,048

(1) Shares Issued and Redeemed:
Shares issued	54,435	220,573	484,289	1,033,022
Shares redeemed	(370,721)	(1,494,882)	(1,024,199)	(2,308,581)

	(316,286)	(1,274,309)	(539,910)	(1,275,559)

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.

Statements of Changes in Net Assets

	Mid Cap Growth Fund		Mid Cap Value Fund
	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23
Increase (Decrease) in Net Assets Operations:
Net investment income (loss)	$(359,411)	$(595,385)	$446,411	$909,896
Net realized gain (loss)	10,256,855	7,250,033	5,109,893	3,241,011
Net change in unrealized appreciation (depreciation)	(8,552,645)	19,342,876	170,727	5,280,954

Net Increase (Decrease) in Net Assets Resulting from Operations	1,344,799	25,997,524	5,727,031	9,431,861

Capital Share Transactions (1):
Shares issued	1,381,050	6,941,061	698,304	4,672,731
Shares redeemed	(12,335,661)	(19,598,051)	(7,813,060)	(11,901,868)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(10,954,611)	(12,656,990)	(7,114,756)	(7,229,137)

Total Increase (Decrease)	(9,609,812)	13,340,534	(1,387,725)	2,202,724
Net Assets:
Beginning of period	148,172,965	134,832,431	90,911,021	88,708,297

End of period	$138,563,153	$148,172,965	$89,523,296	$90,911,021

(1) Shares Issued and Redeemed:
Shares issued	35,651	202,375	22,812	174,926
Shares redeemed	(316,534)	(557,410)	(256,869)	(446,177)

	(280,883)	(355,035)	(234,057)	(271,251)

	Mid Core Value Fund		SMID Cap Growth Fund
	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23
Increase (Decrease) in Net Assets Operations:
Net investment income (loss)	$652,184	$1,410,271	$(207,346)	$(317,097)
Net realized gain (loss)	1,666,193	2,798,763	4,978,901	(4,672,899)
Net change in unrealized appreciation (depreciation)	(1,727,140)	446,164	761,202	14,312,866

Net Increase (Decrease) in Net Assets Resulting from Operations	591,237	4,655,198	5,532,757	9,322,870

Capital Share Transactions (1):
Shares issued	2,219,617	5,607,451	1,453,195	4,880,848
Shares redeemed	(6,381,016)	(16,020,064)	(8,584,443)	(12,391,992)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(4,161,399)	(10,412,613)	(7,131,248)	(7,511,144)

Total Increase (Decrease)	(3,570,162)	(5,757,415)	(1,598,491)	1,811,726
Net Assets:
Beginning of period	81,192,725	86,950,140	72,192,924	70,381,198

End of period	$77,622,563	$81,192,725	$70,594,433	$72,192,924

(1) Shares Issued and Redeemed:
Shares issued	62,604	168,263	29,666	115,133
Shares redeemed	(179,479)	(478,443)	(173,349)	(289,792)

	(116,875)	(310,180)	(143,683)	(174,659)

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.

Statements of Changes in Net Assets

	SMID Cap Value Fund		Small Cap Growth Fund
	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23
Increase (Decrease) in Net Assets Operations:
Net investment income (loss)	$89,748	$269,220	$(235,033)	$(406,616)
Net realized gain (loss)	1,823,912	3,479,431	6,443,667	5,432,838
Net change in unrealized appreciation (depreciation)	(773,393)	4,104,047	(645,493)	11,973,607

Net Increase (Decrease) in Net Assets Resulting from Operations	1,140,267	7,852,698	5,563,141	16,999,829

Capital Share Transactions (1):
Shares issued	1,516,053	2,572,420	862,330	3,124,520
Shares redeemed	(5,164,106)	(13,920,277)	(9,142,537)	(13,619,543)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(3,648,053)	(11,347,857)	(8,280,207)	(10,495,023)

Total Increase (Decrease)	(2,507,786)	(3,495,159)	(2,717,066)	6,504,806
Net Assets:
Beginning of period	51,157,709	54,652,868	102,931,083	96,426,277

End of period	$48,649,923	$51,157,709	$100,214,017	$102,931,083

(1) Shares Issued and Redeemed:
Shares issued	39,204	74,783	13,794	56,382
Shares redeemed	(133,093)	(404,438)	(145,485)	(243,690)

	(93,889)	(329,655)	(131,691)	(187,308)

	Small Cap Value Fund		Small Cap Index Fund
	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23
Increase (Decrease) in Net Assets Operations:
Net investment income (loss)	$529,367	$1,112,227	$257,495	$664,586
Net realized gain (loss)	6,064,271	(102,960)	3,864,112	2,786,838
Net change in unrealized appreciation (depreciation)	(7,479,873)	15,210,694	(3,075,563)	8,782,491

Net Increase (Decrease) in Net Assets Resulting from Operations	(886,235)	16,219,961	1,046,044	12,233,915

Capital Share Transactions (1):
Shares issued	1,890,926	6,143,999	3,296,357	6,151,151
Shares redeemed	(11,719,866)	(19,107,454)	(7,066,680)	(13,814,381)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(9,828,940)	(12,963,455)	(3,770,323)	(7,663,230)

Total Increase (Decrease)	(10,715,175)	3,256,506	(2,724,279)	4,570,685
Net Assets:
Beginning of period	157,939,424	154,682,918	84,721,661	80,150,976

End of period	$147,224,249	$157,939,424	$81,997,382	$84,721,661

(1) Shares Issued and Redeemed:
Shares issued	38,633	138,662	104,110	216,916
Shares redeemed	(244,912)	(435,956)	(223,885)	(483,476)

	(206,279)	(297,294)	(119,775)	(266,560)

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.

Statements of Changes in Net Assets

	Developed International Index Fund		International Equity Fund
	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23
Increase (Decrease) in Net Assets Operations:
Net investment income (loss)	$1,231,792	$1,783,829	$1,030,906	$503,389
Net realized gain (loss)	3,422,414	2,445,453	14,998,817	1,178,344
Net change in unrealized appreciation (depreciation)	(400,671)	9,440,305	(4,612,557)	35,178,855

Net Increase (Decrease) in Net Assets Resulting from Operations	4,253,535	13,669,587	11,417,166	36,860,588

Capital Share Transactions (1):
Shares issued	2,432,674	5,886,465	2,433,185	7,330,162
Shares redeemed	(12,984,433)	(16,751,728)	(23,759,467)	(52,030,145)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(10,551,759)	(10,865,263)	(21,326,282)	(44,699,983)

Total Increase (Decrease)	(6,298,224)	2,804,324	(9,909,116)	(7,839,395)
Net Assets:
Beginning of period	88,287,288	85,482,964	251,065,698	258,905,093

End of period	$81,989,064	$88,287,288	$241,156,582	$251,065,698

(1) Shares Issued and Redeemed:
Shares issued	135,147	360,802	61,073	195,959
Shares redeemed	(715,472)	(1,040,891)	(578,219)	(1,395,229)

	(580,325)	(680,089)	(517,146)	(1,199,270)

	Emerging Markets Equity Fund		Real Estate Securities Fund
	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23
Increase (Decrease) in Net Assets Operations:
Net investment income (loss)	$326,205	$460,774	$1,575,745	$2,273,232
Net realized gain (loss)	(3,241,549)	(11,809,061)	(299,518)	2,725,625
Net change in unrealized appreciation (depreciation)	3,752,646	12,741,447	(1,705,139)	6,297,200

Net Increase (Decrease) in Net Assets Resulting from Operations	837,302	1,393,160	(428,912)	11,296,057

Capital Share Transactions (1):
Shares issued	4,369,026	7,764,515	4,551,131	16,406,839
Shares redeemed	(7,099,769)	(18,130,621)	(11,067,375)	(13,762,797)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(2,730,743)	(10,366,106)	(6,516,244)	2,644,042

Total Increase (Decrease)	(1,893,441)	(8,972,946)	(6,945,156)	13,940,099
Net Assets:
Beginning of period	85,102,292	94,075,238	113,444,821	99,504,722

End of period	$83,208,851	$85,102,292	$106,499,665	$113,444,821

(1) Shares Issued and Redeemed:
Shares issued	404,062	721,557	148,968	544,952
Shares redeemed	(656,314)	(1,679,162)	(362,310)	(474,364)

	(252,252)	(957,605)	(213,342)	70,588

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.

Statements of Changes in Net Assets

	Aggressive Allocation Fund		Moderately Aggressive Allocation Fund
	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23
Increase (Decrease) in Net Assets Operations:
Net investment income (loss)	$(89,615)	$(175,556)	$(277,393)	$(547,792)
Net realized gain (loss)	2,841,935	2,844,182	8,173,048	11,464,640
Net change in unrealized appreciation (depreciation)	1,267,948	5,603,665	4,142,645	15,770,331

Net Increase (Decrease) in Net Assets Resulting from Operations	4,020,268	8,272,291	12,038,300	26,687,179

Capital Share Transactions (1):
Shares issued	650,526	1,998,003	1,713,305	6,212,214
Shares redeemed	(5,614,640)	(5,519,454)	(15,906,904)	(21,002,661)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(4,964,114)	(3,521,451)	(14,193,599)	(14,790,447)

Total Increase (Decrease)	(943,846)	4,750,840	(2,155,299)	11,896,732
Net Assets:
Beginning of period	60,368,230	55,617,390	204,751,670	192,854,938

End of period	$59,424,384	$60,368,230	$202,596,371	$204,751,670

(1) Shares Issued and Redeemed:
Shares issued	23,620	80,690	61,361	243,011
Shares redeemed	(204,338)	(224,388)	(569,518)	(829,127)

	(180,718)	(143,698)	(508,157)	(586,116)

	Moderate Allocation Fund		Moderately Conservative Allocation Fund
	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23
Increase (Decrease) in Net Assets Operations:
Net investment income (loss)	$(289,405)	$(601,950)	$(106,876)	$(218,995)
Net realized gain (loss)	7,321,472	15,837,251	2,200,550	3,875,972
Net change in unrealized appreciation (depreciation)	2,947,305	10,685,916	679,712	4,395,268

Net Increase (Decrease) in Net Assets Resulting from Operations	9,979,372	25,921,217	2,773,386	8,052,245

Capital Share Transactions (1):
Shares issued	1,356,326	2,325,861	3,750,033	3,883,176
Shares redeemed	(17,561,202)	(35,024,209)	(7,157,541)	(14,061,407)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(16,204,876)	(32,698,348)	(3,407,508)	(10,178,231)

Total Increase (Decrease)	(6,225,504)	(6,777,131)	(634,122)	(2,125,986)
Net Assets:
Beginning of period	213,815,894	220,593,025	78,952,751	81,078,737

End of period	$207,590,390	$213,815,894	$78,318,629	$78,952,751

(1) Shares Issued and Redeemed:
Shares issued	57,546	106,473	184,404	201,288
Shares redeemed	(737,560)	(1,613,124)	(348,482)	(733,933)

	(680,014)	(1,506,651)	(164,078)	(532,645)

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.

Statements of Changes in Net Assets

	Conservative Allocation Fund
	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23
Increase (Decrease) in Net Assets Operations:
Net investment income (loss)	$(55,298)	$(119,755)
Net realized gain (loss)	673,357	1,573,043
Net change in unrealized appreciation (depreciation)	496,904	2,544,816

Net Increase (Decrease) in Net Assets Resulting from Operations	1,114,963	3,998,104

Capital Share Transactions (1):
Shares issued	1,958,825	2,491,640
Shares redeemed	(3,916,842)	(7,931,156)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(1,958,017)	(5,439,516)

Total Increase (Decrease)	(843,054)	(1,441,412)
Net Assets:
Beginning of period	46,508,531	47,949,943

End of period	$45,665,477	$46,508,531

(1) Shares Issued and Redeemed:
Shares issued	113,665	152,574
Shares redeemed	(227,965)	(490,135)

	(114,300)	(337,561)

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.

Financial Highlights

MONEY MARKET FUND

For a share outstanding throughout each period

	Six Months Ended 6/30/24 (Unaudited)
			Year Ended December 31,
			2023	2022	2021	2020	2019
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income (loss) from investment operations:
Net investment income (loss)[1]	0.02		0.04	— (a)	— (a)	— (a)	0.02
Net realized and unrealized gain (loss) on investment transactions	—		(0.00)	—	—	—	(0.00)

Total from investment operations	0.02		0.04	—	—	—	0.02

Less distributions:
Net investment income	(0.02)		(0.04)	— (a)	— (a)	— (a)	(0.02)

Total distributions	(0.02)		(0.04)	—	—	—	(0.02)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return[2]	2.39	%#	4.50%	0.25%	0.01%	0.24%	1.61%
Ratios/Supplemental data:
Net assets, end of period (in thousands)	$137,720		$149,972	$165,323	$162,202	$160,467	$112,938

Ratio of net expenses to average net assets[3]	0.58	%*	0.57%	1.34%	0.03%	0.28%	0.59%

Ratio of total expenses to average net assets[4]	0.58	%*	0.57%	0.57%	0.57%	0.58%	0.59%

Ratio of net investment income (loss) to average net assets	4.76	%*	4.40%	0.25%	0.01%	0.21%	1.60%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.

[3]

The ratio includes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/ reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been higher (lower), respectively, than the ratio shown.

[4]

The ratio excludes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/ reimbursed net of amount recaptured and fees paid indirectly were included, the ratio would have been lower than the ratio shown.

(a)	Less than one penny per share.
#	Non-annualized.
*	Annualized.

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.

Financial Highlights

LIMITED MATURITY BOND FUND

For a share outstanding throughout each period

	Six Months Ended 6/30/24 (Unaudited)
			Year Ended December 31,
			2023	2022	2021	2020	2019
Net asset value, beginning of period	$13.67		$12.78	$13.38	$13.33	$12.86	$12.26

Income (loss) from investment operations:
Net investment income (loss)[1]	0.28		0.51	0.13	0.20	0.24	0.37
Net realized and unrealized gain (loss) on investment transactions	—		0.38	(0.73)	(0.15)	0.23	0.23

Total from investment operations	0.28		0.89	(0.60)	0.05	0.47	0.60

Net asset value, end of period	$13.95		$13.67	$12.78	$13.38	$13.33	$12.86

Total return[2]	2.05	%#	6.96%	(4.49%)	0.38%	3.65%	4.89%
Ratios/Supplemental data:
Net assets, end of period (in thousands)	$189,191		$185,907	$223,724	$259,984	$254,878	$244,998

Ratio of total expenses to average net assets	0.71	%*	0.71%	0.70%	0.69%	0.70%	0.70%

Ratio of net investment income (loss) to average net assets	4.04	%*	3.84%	1.03%	1.46%	1.86%	2.92%

Portfolio turnover rate	25	%#	27%	38%	73%	99%	54%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.

#	Non-annualized.
*	Annualized.

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.

Financial Highlights

QUALITY BOND FUND

For a share outstanding throughout each period

	Six Months Ended 6/30/24 (Unaudited)
			Year Ended December 31,
			2023	2022	2021	2020	2019
Net asset value, beginning of period	$15.90		$14.89	$17.24	$17.36	$16.01	$14.66

Income (loss) from investment operations:
Net investment income (loss)[1]	0.31		0.61	0.41	0.34	0.35	0.45
Net realized and unrealized gain (loss) on investment transactions	(0.28)		0.40	(2.76)	(0.46)	1.00	0.90

Total from investment operations	0.03		1.01	(2.35)	(0.12)	1.35	1.35

Net asset value, end of period	$15.93		$15.90	$14.89	$17.24	$17.36	$16.01

Total return[2]	0.19	%#	6.78%	(13.63%)	(0.69%)	8.43%	9.21%
Ratios/Supplemental data:
Net assets, end of period (in thousands)	$388,629		$393,257	$354,590	$472,066	$484,474	$433,734

Ratio of total expenses to average net assets	0.68	%*	0.68%	0.68%	0.66%	0.67%	0.67%

Ratio of net investment income (loss) to average net assets	3.96	%*	3.99%	2.64%	2.00%	2.11%	2.92%

Portfolio turnover rate	16	%#	52%	38%	59%	75%	47%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.

#	Non-annualized.
*	Annualized.

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.

Financial Highlights

HIGH YIELD BOND FUND

For a share outstanding throughout each period

	Six Months Ended 6/30/24 (Unaudited)
			Year Ended December 31,
			2023	2022	2021	2020	2019
Net asset value, beginning of period	$17.55		$15.78	$16.84	$16.02	$14.90	$12.88

Income (loss) from investment operations:
Net investment income (loss)[1]	0.56		0.96	0.76	0.68	0.71	0.68
Net realized and unrealized gain (loss) on investment transactions	0.11		0.81	(1.82)	0.14	0.41	1.34

Total from investment operations	0.67		1.77	(1.06)	0.82	1.12	2.02

Net asset value, end of period	$18.22		$17.55	$15.78	$16.84	$16.02	$14.90

Total return[2]	3.82	%#	11.22%	(6.30%)	5.12%	7.52%	15.68%
Ratios/Supplemental data:
Net assets, end of period (in thousands)	$129,848		$130,005	$140,603	$169,431	$167,391	$159,896

Ratio of total expenses to average net assets	0.73	%*	0.73%	0.73%	0.71%	0.72%	0.71%

Ratio of net investment income (loss) to average net assets	6.26	%*	5.82%	4.75%	4.15%	4.73%	4.83%

Portfolio turnover rate	41	%#	78%	84%	94%	128%	133%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.

#	Non-annualized.
*	Annualized.

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.

Financial Highlights

FLEXIBLY MANAGED FUND

For a share outstanding throughout each period

	Six Months Ended 6/30/24		Year Ended December 31,
	(Unaudited)		2023	2022	2021	2020	2019
Net asset value, beginning of period	$95.04		$80.16	$91.22	$77.12	$65.45	$52.56

Income (loss) from investment operations:
Net investment income (loss)[1]	1.07		1.90	1.08	0.68	0.72	0.84
Net realized and unrealized gain (loss) on investment transactions	5.58		12.98	(12.14)	13.42	10.95	12.05

Total from investment operations	6.65		14.88	(11.06)	14.10	11.67	12.89

Net asset value, end of period	$101.69		$95.04	$80.16	$91.22	$77.12	$65.45

Total return[2]	7.00	%#	18.56%	(12.12%)	18.29%	17.83%	24.53%
Ratios/Supplemental data:
Net assets, end of period (in thousands)	$5,244,332		$5,125,680	$4,596,816	$5,487,665	$4,886,355	$4,418,265

Ratio of total expenses to average net assets	0.87	%*	0.88%	0.88%	0.87%	0.88%	0.88%

Ratio of net investment income (loss) to average net assets	2.19	%*	2.17%	1.30%	0.80%	1.07%	1.40%

Portfolio turnover rate	34	%#	69%	87%	51%	88%	45%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.

#	Non-annualized.
*	Annualized.

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.

Financial Highlights

BALANCED FUND

For a share outstanding throughout each period

	Six Months Ended 6/30/24		Year Ended December 31,
	(Unaudited)		2023	2022	2021	2020	2019
Net asset value, beginning of period	$31.04		$26.34	$31.57	$27.27	$23.76	$19.53

Income (loss) from investment operations:
Net investment income (loss)[1]	(0.03)		(0.05)	(0.06)	(0.06)	(0.05)	(0.04)
Net realized and unrealized gain (loss) on investment transactions	2.80		4.75	(5.17)	4.36	3.56	4.27

Total from investment operations	2.77		4.70	(5.23)	4.30	3.51	4.23

Net asset value, end of period	$33.81		$31.04	$26.34	$31.57	$27.27	$23.76

Total return[2]	8.92	%#	17.84%	(16.57%)	15.77%	14.77%	21.66%
Ratios/Supplemental data:
Net assets, end of period (in thousands)	$79,535		$76,410	$70,323	$92,753	$84,348	$81,070

Ratio of total expenses to average net assets[3]	0.20	%*	0.20%	0.22%	0.19%	0.20%	0.20%

Ratio of net investment income (loss) to average net assets	(0.18	%)*	(0.18%)	(0.21%)	(0.19%)	(0.20%)	(0.20%)

Portfolio turnover rate	5	%#	6%	5%	11%	15%	6%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.

[3]	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
#	Non-annualized.
*	Annualized.

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.

Financial Highlights

LARGE GROWTH STOCK FUND

For a share outstanding throughout each period

	Six Months Ended 6/30/24 (Unaudited)
			Year Ended December 31,
			2023	2022	2021	2020	2019
Net asset value, beginning of period	$74.05		$50.27	$83.11	$71.38	$52.10	$39.95

Income (loss) from investment operations:
Net investment income (loss)[1]	(0.17)		(0.25)	(0.33)	(0.48)	(0.29)	(0.08)
Net realized and unrealized gain (loss) on investment transactions	15.21		24.03	(32.51)	12.21	19.57	12.23

Total from investment operations	15.04		23.78	(32.84)	11.73	19.28	12.15

Net asset value, end of period	$89.09		$74.05	$50.27	$83.11	$71.38	$52.10

Total return[2]	20.31	%#	47.31%	(39.52%)	16.44%	37.01%	30.41%
Ratios/Supplemental data:
Net assets, end of period (in thousands)	$358,369		$312,171	$235,846	$428,687	$405,787	$331,420

Ratio of total expenses to average net assets	0.92	%*	0.95%	0.97%	0.93%	0.95%	0.95%

Ratio of net investment income (loss) to average net assets	(0.41	%)*	(0.40%)	(0.55%)	(0.61%)	(0.50%)	(0.18%)

Portfolio turnover rate	16	%#	35%	29%	24%	35%	26%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.

#	Non-annualized.
*	Annualized.

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.

Financial Highlights

LARGE CAP GROWTH FUND

For a share outstanding throughout each period

	Six Months Ended 6/30/24 (Unaudited)
			Year Ended December 31,
			2023	2022	2021	2020	2019
Net asset value, beginning of period	$38.49		$31.08	$38.46	$30.56	$25.02	$17.90

Income (loss) from investment operations:
Net investment income (loss)[1]	0.03		0.08	0.05	0.02	0.05	0.08
Net realized and unrealized gain (loss) on investment transactions	4.11		7.33	(7.43)	7.88	5.49	7.04

Total from investment operations	4.14		7.41	(7.38)	7.90	5.54	7.12

Net asset value, end of period	$42.63		$38.49	$31.08	$38.46	$30.56	$25.02

Total return[2]	10.76	%#	23.84%	(19.19%)	25.85%	22.14%	39.78%
Ratios/Supplemental data:
Net assets, end of period (in thousands)	$70,239		$67,625	$62,655	$79,016	$68,536	$63,219

Ratio of net expenses to average net assets[3]	0.87	%*	0.88%	0.89%	0.85%	0.88%	0.88%

Ratio of total expenses to average net assets[4]	0.87	%*	0.89%	0.89%	0.85%	0.88%	0.88%

Ratio of net investment income (loss) to average net assets	0.13	%*	0.22%	0.17%	0.05%	0.19%	0.35%

Portfolio turnover rate	12	%#	21%	32%	16%	34%	24%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.

[3]

The ratio includes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/ reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been higher (lower), respectively, than the ratio shown.

[4]

The ratio excludes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/ reimbursed net of amount recaptured and fees paid indirectly were included, the ratio would have been lower than the ratio shown.

#	Non-annualized.
*	Annualized.

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.

Financial Highlights

LARGE CORE GROWTH FUND

For a share outstanding throughout each period

	Six Months Ended 6/30/24 (Unaudited)
			Year Ended December 31,
			2023	2022	2021	2020	2019
Net asset value, beginning of period	$30.27		$22.36	$48.08	$50.05	$28.52	$22.41

Income (loss) from investment operations:
Net investment income (loss)[1]	(0.03)		(0.08)	(0.19)	(0.37)	(0.22)	(0.07)
Net realized and unrealized gain (loss) on investment transactions	4.48		7.99	(25.53)	(1.60)	21.75	6.18

Total from investment operations	4.45		7.91	(25.72)	(1.97)	21.53	6.11

Net asset value, end of period	$34.72		$30.27	$22.36	$48.08	$50.05	$28.52

Total return[2]	14.70	%#	35.38%	(53.49%)	(3.94%)	75.49%	27.27%
Ratios/Supplemental data:
Net assets, end of period (in thousands)	$133,384		$116,826	$93,465	$205,479	$222,028	$135,930

Ratio of total expenses to average net assets	0.85	%*	0.87%	0.88%	0.84%	0.85%	0.86%

Ratio of net investment income (loss) to average net assets	(0.18	%)*	(0.29%)	(0.67%)	(0.72%)	(0.60%)	(0.26%)

Portfolio turnover rate	9	%#	109%	50%	68%	74%	74%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.

#	Non-annualized.
*	Annualized.

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.

Financial Highlights

LARGE CAP VALUE FUND

For a share outstanding throughout each period

	Six Months Ended 6/30/24 (Unaudited)
			Year Ended December 31,
			2023	2022	2021	2020	2019
Net asset value, beginning of period	$45.32		$40.58	$42.38	$33.14	$32.39	$26.22

Income (loss) from investment operations:
Net investment income (loss)[1]	0.24		0.54	0.49	0.31	0.35	0.31
Net realized and unrealized gain (loss) on investment transactions	3.61		4.20	(2.29)	8.93	0.40	5.86

Total from investment operations	3.85		4.74	(1.80)	9.24	0.75	6.17

Net asset value, end of period	$49.17		$45.32	$40.58	$42.38	$33.14	$32.39

Total return[2]	8.49	%#	11.68%	(4.25%)	27.88%	2.32%	23.53%
Ratios/Supplemental data:
Net assets, end of period (in thousands)	$168,725		$166,334	$165,481	$202,596	$177,811	$196,108

Ratio of total expenses to average net assets	0.93	%*	0.94%	0.93%	0.91%	0.92%	0.91%

Ratio of net investment income (loss) to average net assets	1.01	%*	1.29%	1.21%	0.80%	1.20%	1.05%

Portfolio turnover rate	28	%#	68%	64%	49%	56%	62%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.

#	Non-annualized.
*	Annualized.

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.

Financial Highlights

LARGE CORE VALUE FUND

For a share outstanding throughout each period

	Six Months Ended 6/30/24 (Unaudited)
			Year Ended December 31,
			2023	2022	2021	2020	2019
Net asset value, beginning of period	$30.24		$27.92	$28.85	$23.18	$22.58	$17.41

Income (loss) from investment operations:
Net investment income (loss)[1]	0.16		0.32	0.28	0.32	0.31	0.30
Net realized and unrealized gain (loss) on investment transactions	2.00		2.00	(1.21)	5.35	0.29	4.87

Total from investment operations	2.16		2.32	(0.93)	5.67	0.60	5.17

Net asset value, end of period	$32.40		$30.24	$27.92	$28.85	$23.18	$22.58

Total return[2]	7.14	%#	8.31%	(3.22%)	24.46%	2.66%	29.70%
Ratios/Supplemental data:
Net assets, end of period (in thousands)	$135,367		$135,883	$161,065	$189,136	$178,959	$192,959

Ratio of total expenses to average net assets	0.93	%*	0.94%	0.93%	0.92%	0.91%	0.91%

Ratio of net investment income (loss) to average net assets	1.01	%*	1.12%	1.02%	1.22%	1.52%	1.48%

Portfolio turnover rate	23	%#	50%	50%	57%	80%	65%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.

#	Non-annualized.
*	Annualized.

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.

Financial Highlights

INDEX 500 FUND

For a share outstanding throughout each period

	Six Months Ended 6/30/24 (Unaudited)
			Year Ended December 31,
			2023	2022	2021	2020	2019
Net asset value, beginning of period	$42.63		$33.87	$41.45	$32.31	$27.30	$20.83

Income (loss) from investment operations:
Net investment income (loss)[1]	0.25		0.49	0.45	0.38	0.39	0.40
Net realized and unrealized gain (loss) on investment transactions	6.19		8.27	(8.03)	8.76	4.62	6.07

Total from investment operations	6.44		8.76	(7.58)	9.14	5.01	6.47

Net asset value, end of period	$49.07		$42.63	$33.87	$41.45	$32.31	$27.30

Total return[2]	15.11	%#	25.87%	(18.29%)	28.29%	18.35%	31.06%
Ratios/Supplemental data:
Net assets, end of period (in thousands)	$812,176		$728,673	$622,068	$698,722	$595,933	$494,540

Ratio of total expenses to average net assets	0.34	%*	0.35%	0.35%	0.34%	0.36%	0.36%

Ratio of net investment income (loss) to average net assets	1.08	%*	1.30%	1.26%	1.03%	1.44%	1.63%

Portfolio turnover rate	1	%#	4%	4%	3%	19%	3%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.

#	Non-annualized.
*	Annualized.

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.

Financial Highlights

MID CAP GROWTH FUND

For a share outstanding throughout each period

	Six Months Ended 6/30/24 (Unaudited)
			Year Ended December 31,
			2023	2022	2021	2020	2019
Net asset value, beginning of period	$38.02		$31.71	$45.74	$39.21	$26.23	$19.01

Income (loss) from investment operations:
Net investment income (loss)[1]	(0.10)		(0.15)	(0.17)	(0.28)	(0.11)	(0.07)
Net realized and unrealized gain (loss) on investment transactions	0.40		6.46	(13.86)	6.81	13.09	7.29

Total from investment operations	0.30		6.31	(14.03)	6.53	12.98	7.22

Net asset value, end of period	$38.32		$38.02	$31.71	$45.74	$39.21	$26.23

Total return[2]	0.79	%#	19.90%	(30.67%)	16.66%	49.48%	37.98%
Ratios/Supplemental data:
Net assets, end of period (in thousands)	$138,563		$148,173	$134,832	$210,047	$196,992	$148,766

Ratio of total expenses to average net assets	0.97	%*	0.98%	0.98%	0.98%	0.95%	0.96%

Ratio of net investment income (loss) to average net assets	(0.50	%)*	(0.42%)	(0.50%)	(0.64%)	(0.38%)	(0.32%)

Portfolio turnover rate	14	%#	30%	29%	25%	26%	22%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.

#	Non-annualized.
*	Annualized.

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.

Financial Highlights

MID CAP VALUE FUND

For a share outstanding throughout each period

	Six Months Ended 6/30/24 (Unaudited)
			Year Ended December 31,
			2023	2022	2021	2020		2019
Net asset value, beginning of period	$29.08		$26.11	$27.67	$23.20	$26.45		$22.60

Income (loss) from investment operations:
Net investment income (loss)[1]	0.15		0.28	0.25	0.14	0.23		0.29
Net realized and unrealized gain (loss) on investment transactions	1.72		2.69	(1.81)	4.33	(3.48)		3.56

Total from investment operations	1.87		2.97	(1.56)	4.47	(3.25)		3.85

Net asset value, end of period	$30.95		$29.08	$26.11	$27.67	$23.20		$26.45

Total return[2]	6.43	%#	11.38%	(5.64%)	19.27%	(12.29%)		17.04%
Ratios/Supplemental data:
Net assets, end of period (in thousands)	$89,523		$90,911	$88,708	$104,076	$94,762		$116,799

Ratio of net expenses to average net assets[3]	0.83	%*	0.83%	0.83%	0.82%	0.82%		0.80%

Ratio of total expenses to average net assets[4]	0.83	%*	0.84%	0.84%	0.82%	0.82%		0.80%

Ratio of net investment income (loss) to average net assets	0.99	%*	1.04%	0.96%	0.54%	1.13%		1.14%

Portfolio turnover rate	18	%#	46%	46%	59%	122	%(a)	14%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.

[3]

The ratio includes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/ reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been higher (lower), respectively, than the ratio shown.

[4]

The ratio excludes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/ reimbursed net of amount recaptured and fees paid indirectly were included, the ratio would have been lower than the ratio shown.

(a)	The Fund’s portfolio turnover rate increased substantially during the year ended December 31, 2020 due to a change in the Fund’s sub-adviser and associated repositioning.
#	Non-annualized.
*	Annualized.

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.

Financial Highlights

MID CORE VALUE FUND

For a share outstanding throughout each period

	Six Months Ended 6/30/24 (Unaudited)
			Year Ended December 31,
			2023	2022	2021	2020	2019
Net asset value, beginning of period	$35.18		$33.21	$33.70	$27.37	$26.94	$20.92

Income (loss) from investment operations:
Net investment income (loss)[1]	0.29		0.57	0.53	0.39	0.35	0.35
Net realized and unrealized gain (loss) on investment transactions	(0.04)		1.40	(1.02)	5.94	0.08	5.67

Total from investment operations	0.25		1.97	(0.49)	6.33	0.43	6.02

Net asset value, end of period	$35.43		$35.18	$33.21	$33.70	$27.37	$26.94

Total return[2]	0.71	%#	5.93%	(1.45%)	23.13%	1.60%	28.78%
Ratios/Supplemental data:
Net assets, end of period (in thousands)	$77,623		$81,193	$86,950	$94,537	$94,077	$99,799

Ratio of total expenses to average net assets	1.04	%*	1.05%	1.04%	1.00%	1.04%	1.05%

Ratio of net investment income (loss) to average net assets	1.64	%*	1.71%	1.61%	1.25%	1.46%	1.44%

Portfolio turnover rate	28	%#	44%	74%	51%	75%	50%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.

#	Non-annualized.
*	Annualized.

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.

Financial Highlights

SMID CAP GROWTH FUND

For a share outstanding throughout each period

	Six Months Ended 6/30/24 (Unaudited)
			Year Ended December 31,
			2023	2022	2021	2020	2019
Net asset value, beginning of period	$46.00		$40.36	$56.43	$52.38	$34.39	$24.93

Income (loss) from investment operations:
Net investment income (loss)[1]	(0.14)		(0.19)	(0.24)	(0.43)	(0.25)	(0.18)
Net realized and unrealized gain (loss) on investment transactions	3.66		5.83	(15.83)	4.48	18.24	9.64

Total from investment operations	3.52		5.64	(16.07)	4.05	17.99	9.46

Net asset value, end of period	$49.52		$46.00	$40.36	$56.43	$52.38	$34.39

Total return[2]	7.65	%#	13.97%	(28.48%)	7.73%	52.31%	37.95%
Ratios/Supplemental data:
Net assets, end of period (in thousands)	$70,594		$72,193	$70,381	$103,780	$96,010	$70,961

Ratio of total expenses to average net assets	1.04	%*	1.05%	1.05%	1.02%	1.05%	1.04%

Ratio of net investment income (loss) to average net assets	(0.57	%)*	(0.45%)	(0.56%)	(0.77%)	(0.65%)	(0.59%)

Portfolio turnover rate	31	%#	70%	70%	65%	97%	70%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.

#	Non-annualized.
*	Annualized.

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.

Financial Highlights

SMID CAP VALUE FUND

For a share outstanding throughout each period

	Six Months Ended 6/30/24 (Unaudited)		Year Ended December 31,
			2023	2022	2021	2020	2019
Net asset value, beginning of period	$38.25		$32.79	$39.02	$28.78	$28.37	$23.67

Income (loss) from investment operations:
Net investment income (loss)[1]	0.07		0.18	0.20	0.22	0.18	0.18
Net realized and unrealized gain (loss) on investment transactions	0.81		5.28	(6.43)	10.02	0.23	4.52

Total from investment operations	0.88		5.46	(6.23)	10.24	0.41	4.70

Net asset value, end of period	$39.13		$38.25	$32.79	$39.02	$28.78	$28.37

Total return[2]	2.30	%#	16.65%	(15.97%)	35.58%	1.45%	19.86%
Ratios/Supplemental data:
Net assets, end of period (in thousands)	$48,650		$51,158	$54,653	$71,810	$57,672	$85,324

Ratio of total expenses to average net assets	1.20	%*	1.19%	1.18%	1.15%	1.17%	1.12%

Ratio of net investment income (loss) to average net assets	0.36	%*	0.52%	0.58%	0.61%	0.77%	0.66%

Portfolio turnover rate	27	%#	49%	42%	53%	55%	32%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.

#	Non-annualized.
*	Annualized.

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.

Financial Highlights

SMALL CAP GROWTH FUND

For a share outstanding throughout each period

	Six Months Ended 6/30/24 (Unaudited)		Year Ended December 31,
			2023	2022	2021	2020	2019
Net asset value, beginning of period	$61.22		$51.60	$68.11	$62.66	$47.45	$37.00

Income (loss) from investment operations:
Net investment income (loss)[1]	(0.15)		(0.23)	(0.23)	(0.41)	(0.28)	(0.18)
Net realized and unrealized gain (loss) on investment transactions	3.59		9.85	(16.28)	5.86	15.49	10.63

Total from investment operations	3.44		9.62	(16.51)	5.45	15.21	10.45

Net asset value, end of period	$64.66		$61.22	$51.60	$68.11	$62.66	$47.45

Total return[2]	5.62	%#	18.64%	(24.24%)	8.70%	32.06%	28.24%
Ratios/Supplemental data:
Net assets, end of period (in thousands)	$100,214		$102,931	$96,426	$140,210	$142,595	$118,244

Ratio of total expenses to average net assets	1.02	%*	1.03%	1.02%	0.99%	1.01%	1.02%

Ratio of net investment income (loss) to average net assets	(0.47	%)*	(0.41%)	(0.42%)	(0.61%)	(0.60%)	(0.40%)

Portfolio turnover rate	10	%#	22%	13%	19%	28%	21%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.

#	Non-annualized.
*	Annualized.

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.

Financial Highlights

SMALL CAP VALUE FUND

For a share outstanding throughout each period

	Six Months Ended 6/30/24 (Unaudited)		Year Ended December 31,
			2023	2022	2021	2020	2019
Net asset value, beginning of period	$48.42		$43.46	$50.97	$40.24	$39.32	$31.96

Income (loss) from investment operations:
Net investment income (loss)[1]	0.17		0.32	0.29	0.10	0.19	0.24
Net realized and unrealized gain (loss) on investment transactions	(0.41)		4.64	(7.80)	10.63	0.73	7.12

Total from investment operations	(0.24)		4.96	(7.51)	10.73	0.92	7.36

Net asset value, end of period	$48.18		$48.42	$43.46	$50.97	$40.24	$39.32

Total return[2]	(0.49	%)#	11.41%	(14.74%)	26.67%	2.34%	23.03%
Ratios/Supplemental data:
Net assets, end of period (in thousands)	$147,224		$157,939	$154,683	$199,173	$179,912	$205,049

Ratio of net expenses to average net assets	1.02	%*	1.02%	1.01%	0.98%	1.02%	0.98%

Ratio of total expenses to average net assets	1.02	%*	1.03%	1.01%	0.98%	1.02%	0.98%

Ratio of net investment income (loss) to average net assets	0.71	%*	0.74%	0.64%	0.21%	0.58%	0.65%

Portfolio turnover rate	48	%#	56%	57%	67%	84%	54%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.

#	Non-annualized.
*	Annualized.

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.

Financial Highlights

SMALL CAP INDEX FUND

For a share outstanding throughout each period

	Six Months Ended 6/30/24 (Unaudited)		Year Ended December 31,
			2023	2022	2021	2020	2019
Net asset value, beginning of period	$31.58		$27.17	$34.42	$30.10	$25.22	$20.26

Income (loss) from investment operations:
Net investment income (loss)[1]	0.10		0.23	0.18	0.10	0.10	0.13
Net realized and unrealized gain (loss) on investment transactions	0.31		4.18	(7.43)	4.22	4.78	4.83

Total from investment operations	0.41		4.41	(7.25)	4.32	4.88	4.96

Net asset value, end of period	$31.99		$31.58	$27.17	$34.42	$30.10	$25.22

Total return[2]	1.30	%#	16.23%	(21.06%)	14.35%	19.35%	24.48%
Ratios/Supplemental data:
Net assets, end of period (in thousands)	$81,997		$84,722	$80,151	$98,827	$75,852	$69,993

Ratio of net expenses to average net assets[3]	0.71	%*	0.71%	0.70%	0.70%	0.74%	0.72%

Ratio of total expenses to average net assets[4]	0.71	%*	0.71%	0.70%	0.70%	0.75%	0.72%

Ratio of net investment income (loss) to average net assets	0.63	%*	0.81%	0.62%	0.30%	0.43%	0.55%

Portfolio turnover rate	14	%#	14%	18%	31%	27%	16%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.

[3]

The ratio includes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/ reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been higher (lower), respectively, than the ratio shown.

[4]

The ratio excludes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/ reimbursed net of amount recaptured and fees paid indirectly were included, the ratio would have been lower than the ratio shown.

#	Non-annualized.
*	Annualized.

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.

Financial Highlights

DEVELOPED INTERNATIONAL INDEX FUND

For a share outstanding throughout each period

	Six Months Ended 6/30/24 (Unaudited)		Year Ended December 31,
			2023	2022	2021	2020	2019
Net asset value, beginning of period	$17.49		$14.92	$17.62	$15.94	$14.79	$12.22

Income (loss) from investment operations:
Net investment income (loss)[1]	0.26		0.33	0.34	0.28	0.19	0.33
Net realized and unrealized gain (loss) on investment transactions	0.60		2.24	(3.04)	1.40	0.96	2.24

Total from investment operations	0.86		2.57	(2.70)	1.68	1.15	2.57

Net asset value, end of period	$18.35		$17.49	$14.92	$17.62	$15.94	$14.79

Total return[2]	4.92	%#	17.23%	(15.32%)	10.54%	7.78%	21.03%
Ratios/Supplemental data:
Net assets, end of period (in thousands)	$81,989		$88,287	$85,483	$114,158	$109,296	$111,067

Ratio of total expenses to average net assets	0.93	%*	0.93%	0.90%	0.85%	0.89%	0.82%

Ratio of net investment income (loss) to average net assets	2.91	%*	2.05%	2.25%	1.66%	1.39%	2.41%

Portfolio turnover rate	1	%#	3%	3%	3%	5%	6%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.

#	Non-annualized.
*	Annualized.

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.

Financial Highlights

INTERNATIONAL EQUITY FUND

For a share outstanding throughout each period

	Six Months Ended 6/30/24 (Unaudited)		Year Ended December 31,
			2023	2022	2021	2020	2019
Net asset value, beginning of period	$39.46		$34.24	$43.79	$39.02	$33.95	$26.51

Income (loss) from investment operations:
Net investment income (loss)[1]	0.17		0.07	(0.01)	(0.04)	(0.05)	0.20
Net realized and unrealized gain (loss) on investment transactions	1.63		5.15	(9.54)	4.81	5.12	7.24

Total from investment operations	1.80		5.22	(9.55)	4.77	5.07	7.44

Net asset value, end of period	$41.26		$39.46	$34.24	$43.79	$39.02	$33.95

Total return[2]	4.56	%#	15.25%	(21.81%)	12.23%	14.93%	28.07%
Ratios/Supplemental data:
Net assets, end of period (in thousands)	$241,157		$251,066	$258,905	$353,005	$336,274	$325,965

Ratio of total expenses to average net assets	1.09	%*	1.08%	1.07%	1.03%	1.06%	1.08%

Ratio of net investment income (loss) to average net assets	0.82	%*	0.19%	(0.02%)	(0.10%)	(0.14%)	0.66%

Portfolio turnover rate	62	%#	95%	52%	76%	75%	50%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.

#	Non-annualized.
*	Annualized.

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.

Financial Highlights

EMERGING MARKETS EQUITY FUND

For a share outstanding throughout each period

	Six Months Ended 6/30/24 (Unaudited)		Year Ended December 31,
			2023	2022	2021	2020		2019
Net asset value, beginning of period	$10.97		$10.79	$14.08	$14.93	$13.52		$11.39

Income (loss) from investment operations:
Net investment income (loss)[1]	0.04		0.05	0.07	0.01	(0.02)		0.14
Net realized and unrealized gain (loss) on investment transactions	0.07		0.13	(3.36)	(0.86)	1.43		1.99

Total from investment operations	0.11		0.18	(3.29)	(0.85)	1.41		2.13

Net asset value, end of period	$11.08		$10.97	$10.79	$14.08	$14.93		$13.52

Total return[2]	1.00	%#	1.67%	(23.37%)	(5.69%)	10.43%		18.70%
Ratios/Supplemental data:
Net assets, end of period (in thousands)	$83,209		$85,102	$94,075	$130,637	$145,335		$147,412

Ratio of total expenses to average net assets	1.35	%*	1.33%	1.33%	1.25%	1.32%		1.34%

Ratio of net investment income (loss) to average net assets	0.79	%*	0.50%	0.55%	0.07%	(0.19%)		1.11%

Portfolio turnover rate	39	%#	47%	64%	68%	121	%(a)	35%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.

(a)	The Fund’s portfolio turnover rate increased substantially during the year ended December 31, 2020 due to a change in the Fund’s sub-adviser and associated repositioning.
#	Non-annualized.
*	Annualized.

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.

Financial Highlights

REAL ESTATE SECURITIES FUND

For a share outstanding throughout each period

	Six Months Ended 6/30/24 (Unaudited)		Year Ended December 31,
			2023	2022	2021	2020	2019
Net asset value, beginning of period	$31.40		$28.09	$37.63	$26.37	$27.25	$20.57

Income (loss) from investment operations:
Net investment income (loss)[1]	0.45		0.66	0.52	0.28	0.39	0.41
Net realized and unrealized gain (loss) on investment transactions	(0.52)		2.65	(10.06)	10.98	(1.27)	6.27

Total from investment operations	(0.07)		3.31	(9.54)	11.26	(0.88)	6.68

Net asset value, end of period	$31.33		$31.40	$28.09	$37.63	$26.37	$27.25

Total return[2]	(0.22	%)#	11.78%	(25.35%)	42.70%	(3.23%)	32.47%
Ratios/Supplemental data:
Net assets, end of period (in thousands)	$106,500		$113,445	$99,505	$140,061	$121,063	$133,068

Ratio of total expenses to average net assets	0.97	%*	0.97%	0.97%	0.95%	0.97%	0.96%

Ratio of net investment income (loss) to average net assets	3.00	%*	2.30%	1.63%	0.89%	1.59%	1.64%

Portfolio turnover rate	14	%#	34%	27%	34%	64%	74%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.

#	Non-annualized.
*	Annualized.

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.

Financial Highlights

AGGRESSIVE ALLOCATION FUND

For a share outstanding throughout each period

	Six Months Ended 6/30/24 (Unaudited)
			Year Ended December 31,
			2023	2022	2021	2020	2019
Net asset value, beginning of period	$26.55		$23.01	$27.23	$23.39	$21.41	$17.37

Income (loss) from investment operations:
Net investment income (loss)[1]	(0.04)		(0.07)	(0.08)	(0.08)	(0.07)	(0.06)
Net realized and unrealized gain (loss) on investment transactions	1.88		3.61	(4.14)	3.92	2.05	4.10

Total from investment operations	1.84		3.54	(4.22)	3.84	1.98	4.04

Net asset value, end of period	$28.39		$26.55	$23.01	$27.23	$23.39	$21.41

Total return[2]	6.93	%#	15.38%	(15.50%)	16.42%	9.25%	23.26%
Ratios/Supplemental data:
Net assets, end of period (in thousands)	$59,424		$60,368	$55,617	$70,657	$70,074	$72,017

Ratio of total expenses to average net assets[3]	0.33	%*	0.34%	0.34%	0.33%	0.33%	0.33%

Ratio of net investment income (loss) to average net assets	(0.30	%)*	(0.30%)	(0.33%)	(0.33%)	(0.33%)	(0.33%)

Portfolio turnover rate	7	%#	18%	17%	18%	17%	14%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.

[3]	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
#	Non-annualized.
*	Annualized.

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.

Financial Highlights

MODERATELY AGGRESSIVE ALLOCATION FUND

For a share outstanding throughout each period

	Six Months Ended 6/30/24 (Unaudited)
			Year Ended December 31,
			2023	2022	2021	2020	2019
Net asset value, beginning of period	$27.25		$23.81	$27.84	$24.14	$22.06	$18.12

Income (loss) from investment operations:
Net investment income (loss)[1]	(0.04)		(0.07)	(0.07)	(0.08)	(0.06)	(0.06)
Net realized and unrealized gain (loss) on investment transactions	1.71		3.51	(3.96)	3.78	2.14	4.00

Total from investment operations	1.67		3.44	(4.03)	3.70	2.08	3.94

Net asset value, end of period	$28.92		$27.25	$23.81	$27.84	$24.14	$22.06

Total return[2]	6.13	%#	14.45%	(14.47%)	15.33%	9.43%	21.75%
Ratios/Supplemental data:
Net assets, end of period (in thousands)	$202,596		$204,752	$192,855	$246,473	$227,084	$232,308

Ratio of total expenses to average net assets[3]	0.30	%*	0.30%	0.30%	0.29%	0.30%	0.30%

Ratio of net investment income (loss) to average net assets	(0.28	%)*	(0.28%)	(0.30%)	(0.29%)	(0.30%)	(0.29%)

Portfolio turnover rate	5	%#	18%	15%	12%	17%	12%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.

[3]	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
#	Non-annualized.
*	Annualized.

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.

Financial Highlights

MODERATE ALLOCATION FUND

For a share outstanding throughout each period

	Six Months Ended 6/30/24 (Unaudited)

			Year Ended December 31,
			2023	2022	2021	2020	2019
Net asset value, beginning of period	$23.22		$20.59	$23.89	$21.46	$19.55	$16.48

Income (loss) from investment operations:
Net investment income (loss)[1]	(0.03)		(0.06)	(0.06)	(0.07)	(0.06)	(0.05)
Net realized and unrealized gain (loss) on investment transactions	1.15		2.69	(3.24)	2.50	1.97	3.12

Total from investment operations	1.12		2.63	(3.30)	2.43	1.91	3.07

Net asset value, end of period	$24.34		$23.22	$20.59	$23.89	$21.46	$19.55

Total return[2]	4.82	%#	12.77%	(13.81%)	11.32%	9.77%	18.63%
Ratios/Supplemental data:
Net assets, end of period (in thousands)	$207,590		$213,816	$220,593	$288,061	$285,910	$298,115

Ratio of total expenses to average net assets[3]	0.30	%*	0.30%	0.30%	0.29%	0.30%	0.30%

Ratio of net investment income (loss) to average net assets	(0.27	%)*	(0.28%)	(0.30%)	(0.29%)	(0.30%)	(0.30%)

Portfolio turnover rate	3	%#	15%	11%	12%	17%	9%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.

[3]	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
#	Non-annualized.
*	Annualized.

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.

Financial Highlights

MODERATELY CONSERVATIVE ALLOCATION FUND

For a share outstanding throughout each period

	Six Months Ended 6/30/24 (Unaudited)
			Year Ended December 31,
			2023	2022	2021	2020	2019
Net asset value, beginning of period	$20.26		$18.30	$20.62	$18.99	$17.58	$15.31

Income (loss) from investment operations:
Net investment income (loss)[1]	(0.03)		(0.05)	(0.06)	(0.06)	(0.05)	(0.05)
Net realized and unrealized gain (loss) on investment transactions	0.75		2.01	(2.26)	1.69	1.46	2.32

Total from investment operations	0.72		1.96	(2.32)	1.63	1.41	2.27

Net asset value, end of period	$20.98		$20.26	$18.30	$20.62	$18.99	$17.58

Total return[2]	3.55	%#	10.71%	(11.25%)	8.58%	8.02%	14.83%
Ratios/Supplemental data:
Net assets, end of period (in thousands)	$78,319		$78,953	$81,079	$99,775	$94,485	$93,947

Ratio of total expenses to average net assets[3]	0.32	%*	0.32%	0.32%	0.31%	0.32%	0.32%

Ratio of net investment income (loss) to average net assets	(0.27	%)*	(0.28%)	(0.31%)	(0.31%)	(0.31%)	(0.31%)

Portfolio turnover rate	7	%#	16%	16%	20%	23%	13%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.

[3]	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
#	Non-annualized.
*	Annualized.

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.

Financial Highlights

CONSERVATIVE ALLOCATION FUND

For a share outstanding throughout each period

	Six Months Ended 6/30/24 (Unaudited)
			Year Ended December 31,
			2023	2022	2021	2020	2019
Net asset value, beginning of period	$17.05		$15.64	$17.35	$16.60	$15.51	$13.99

Income (loss) from investment operations:
Net investment income (loss)[1]	(0.02)		(0.04)	(0.05)	(0.06)	(0.05)	(0.05)
Net realized and unrealized gain (loss) on investment transactions	0.44		1.45	(1.66)	0.81	1.14	1.57

Total from investment operations	0.42		1.41	(1.71)	0.75	1.09	1.52

Net asset value, end of period	$17.47		$17.05	$15.64	$17.35	$16.60	$15.51

Total return[2]	2.46	%#	9.02%	(9.86%)	4.52%	7.03%	10.87%
Ratios/Supplemental data:
Net assets, end of period (in thousands)	$45,665		$46,509	$47,950	$59,188	$61,854	$59,832

Ratio of total expenses to average net assets[3]	0.35	%*	0.35%	0.35%	0.33%	0.33%	0.34%

Ratio of net investment income (loss) to average net assets	(0.24	%)*	(0.26%)	(0.33%)	(0.33%)	(0.33%)	(0.31%)

Portfolio turnover rate	6	%#	15%	12%	23%	30%	18%

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.

[3]	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
#	Non-annualized.
*	Annualized.

The accompanying notes are an integral part of these financial statements.

Penn Series Funds, Inc.

Notes to Financial Statements — June 30, 2024 (Unaudited)

1 — ORGANIZATION

Penn Series Funds, Inc. (“Penn Series”) was incorporated in Maryland on April 22, 1982. Penn Series is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. Penn Series is open only to purchasers of The Penn Mutual Life Insurance Company (“Penn Mutual”) and The Penn Insurance and Annuity Company insurance contracts and certain of Penn Mutual’s employee benefit plans.

Penn Series is presently offering shares in its Money Market, Limited Maturity Bond, Quality Bond, High Yield Bond, Flexibly Managed, Balanced, Large Growth Stock, Large Cap Growth, Large Core Growth, Large Cap Value, Large Core Value, Index 500, Mid Cap Growth, Mid Cap Value, Mid Core Value, SMID Cap Growth, SMID Cap Value, Small Cap Growth, Small Cap Value, Small Cap Index, Developed International Index, International Equity, Emerging Markets Equity, Real Estate Securities, Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative Allocation and Conservative Allocation Funds (each a “Fund” and collectively, the “Funds”). Penn Series also has the authority to issue shares in three additional funds, each of which would have their own investment objective and policies.

Fund of Funds (“FOFs”) – Each Penn Series FOF seeks to achieve its investment objective by investing in other Penn Series Funds (“Underlying Funds”) and uses asset allocation strategies to determine how much to invest in the Underlying Funds. Each of the following is a Penn Series FOFs: Balanced, Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative Allocation and Conservative Allocation Funds.

2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are followed by Penn Series in the preparation of its financial statements. The preparation of financial statements in accordance with the accounting principles generally accepted in the United States (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material. The Funds are investment companies and follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic No. 946.

SECURITY VALUATION:

Effective September 8, 2022, in conjunction with and pursuant to the requirements of the 1940 Act and Rule 2a- 5 (the “Rule”), the Board of the Penn Series Funds, Inc. (“Board”) has designated Penn Mutual Asset Management LLC (“PMAM” or the “Adviser”) as the Valuation Designee for the Funds. As Valuation Designee, PMAM has the responsibility for the fair value determination with respect to all Fund investments that do not have readily available market quotations or quotations that are no longer reliable. PMAM has adopted policies and procedures related to the Rule, and established a Valuation Committee for Registered Investment Companies to oversee valuation practices including fair valuation of all Fund investments.

Money Market Fund — Investments in securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, which involves initially valuing investments at cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method approximates market value.

Limited Maturity Bond, Quality Bond, High Yield Bond, Flexibly Managed, Large Growth Stock, Large Cap Growth, Large Core Growth, Large Cap Value, Large Core Value, Index 500, Mid Cap Growth, Mid Cap Value, Mid Core Value, SMID Cap Growth, SMID Cap Value, Small Cap Growth, Small Cap Value, Small Cap Index, Developed International Index, International Equity, Emerging Markets Equity, Real Estate Securities Funds — Portfolio securities listed on a securities exchange or an automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the principal exchange or market on which they are traded on the valuation date or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. Securities valued according to these valuation methods are categorized as Level 1 in the fair value hierarchy described below. Debt and fixed income securities are valued by recognized independent third-party valuation services, employing valuation methodologies that utilize actual market transactions, broker-dealer supplied valuations, and matrix pricing. Matrix pricing for corporate bonds, floating rate notes, municipal securities and U.S. government and government agency obligations considers yield or price of bonds of comparable quality, coupon,

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Notes to Financial Statements — June 30, 2024 (Unaudited)

maturity and type and, for asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities, also considers prepayment speed assumptions and attributes and performance of the underlying collateral. Securities valued according to these valuation methods are generally categorized as Level 2 in the fair value hierarchy described below. To the extent that bid prices are provided by the pricing service, the Funds will use the bid price. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of the valuation date.

Options are valued at the last traded price on the market where such options are principally traded or, if there was no trade on such day, at the last bid quote. Futures contracts are valued at the last settlement price on the market where such futures contracts are principally traded. Although derivatives may be subject to netting provisions, as discussed further in Note 7, derivatives held are valued at their gross amounts.

Certain events may occur between the time that foreign markets close, on which securities held by the Fund principally trade, and the time at which the Fund’s NAV is calculated. These securities are valued at a fair value utilizing an independent third party valuation service in accordance with procedures adopted by the Fund’s Board of Directors. The methodology and procedures followed by the valuation service consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes as well as prices for similar securities. Securities valued using such valuation service are classified as Level 2 of the fair value hierarchy as these adjustment factors are considered other observable inputs to the valuation. Values from the valuation service are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Valuation Committee. The Valuation Committee has also established a “confidence interval”, which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Valuation Committee is exceeded on a specific day, the Funds shall value the non-U.S. securities in their portfolios that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation service.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

Balanced, Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative Allocation and Conservative Allocation Funds — The valuation of each Fund’s investment in its Underlying Funds is based on the net asset values of the Underlying Funds each business day.

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Funds’ investments. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized into three broad levels as follows:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Level 3 items at June 30, 2024 consist of equities in the High Yield Bond Fund, Flexibly Managed Fund and Large Growth Stock Fund, respectively which were not publicly trading. The unobservable inputs used in valuing these securities include new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies and strategic events affecting the company. Significant increases

Penn Series Funds, Inc.

Notes to Financial Statements — June 30, 2024 (Unaudited)

(decreases) in the valuation indicated by the new rounds of financing, valuations observed through negotiated transactions between other investors in the company or changes in the market valuation of relevant peer companies would result in directionally similar changes to the fair value. Fair value determinations are reviewed and updated on a regular basis and as information becomes available, including actual purchase and sale transactions of the issue. For certain loan agreements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: market value of investment securities, assets and liabilities at the current rate of exchange; purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate the portion of realized and unrealized gains and losses on investments which is due to changes in the foreign exchange rate from that which is due to changes in market prices of all securities. Such fluctuations are included with net realized and unrealized gain or loss from investments.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Loan Agreements — Certain Funds may invest in loan agreements, also known as bank loans, which represent an interest in amounts owed by a borrower to a syndication of lenders. Bank loans may involve multiple loans with the same borrower under a single credit agreement (each loan, a tranche), and each tranche may have different terms and associated risks. A bank or other financial institution typically acts as the agent and administers a bank loan in accordance with the associated credit agreement. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Funds may buy and sell bank loans in the form of either loan assignments or loan participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer. Although loan assignments continue to be administered by the agent, the buyer acquires direct rights against the borrower. In many cases, a loan assignment requires the consent of both the borrower and the agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments that the seller is entitled to receive from the borrower; however, the seller continues to hold legal title to the loan. As a result, with loan participations, the buyer generally has no right to enforce compliance with terms of the credit agreement against the borrower, and the buyer is subject to the credit risk of both the borrower and the seller. Bank loans often have extended settlement periods, during which the Fund is subject to nonperformance by the counterparty.

Security Transactions, Investment Income and Expenses — Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date and interest income is accrued as earned. Discounts and premiums on debt and fixed income securities are accreted and amortized using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. The cost of investment securities sold is determined by using the specific identification method for both financial reporting and income tax purposes. Expenses directly attributable to a Fund are directly charged. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds of the FOFs. Other expenses attributable to the Funds are allocated in accordance with methodologies, which are reviewed with the Board of Directors no less than annually.

Dividends to Shareholders — Except for the Money Market Fund, all or a portion of each Fund’s undistributed net investment income and accumulated net realized gain on investment and foreign exchange transactions, if any, at June 30, 2024 were deemed distributed as consent dividends to each respective Fund’s shareholders in place of regular distributions. As consent dividends, shareholders of each Fund agree to treat their share of undistributed net investment income and accumulated net realized gain on investment and foreign exchange transactions, if any, at June 30, 2024, respectively, as dividend income and net capital gains for tax purposes. In the case of the Money Market Fund, dividends paid from undistributed net investment income and accumulated net realized gain on investments are declared daily and paid monthly.

Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from net investment income and net realized capital gains recorded in

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Notes to Financial Statements — June 30, 2024 (Unaudited)

accordance with accounting principles generally accepted in the United States. To the extent that these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification. Distributions from net realized gains may involve short-term capital gains, which are included as ordinary income for tax purposes.

The character of distributions received from Real Estate Investment Trusts (“REITs”) held by a Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Funds to estimate the character of distributions received from the underlying REITs based on historical data provided by the REITs.

Foreign Capital Gains Taxes— The International Equity Fund and Emerging Markets Equity Fund accrue capital gains tax on unrealized and realized gains for certain securities of issuers domiciled in India. At June 30, 2024, Emerging Markets Equity Fund had accrued capital gains taxes of $464,602, which is reflected in the Statement of Assets and Liabilities. For the six months ended June 30, 2024, the International Equity Fund and Emerging Markets Equity Fund had realized capital gains tax expense of 179,138 and 92,492, respectively, which is reflected in the Net realized gain (loss) on Investments line item in the Statement of Operations.

3 — INVESTMENT ADVISORY AND OTHER CORPORATE SERVICES

Investment Advisory Services

PMAM serves as investment adviser to each series of Penn Series. With the exception of the Money Market, Limited Maturity, Quality Bond, High Yield Bond, Balanced, Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative Allocation and Conservative Allocation Funds, PMAM has entered into sub-advisory agreements to provide investment management services to each of the Funds.

Each of the Funds pay PMAM, on a monthly basis, an advisory fee accrued daily based on the average daily net assets of the Fund, at the following rates pursuant to the investment advisory agreements:

Fund	Sub-Adviser	Investment Advisory Fees (As a Percentage of the Average Daily Net Assets of the Fund)
Money Market Fund	None	0.33% of the first $200,000,000;
0.31% of the next $150,000,000;
0.29% of the next $150,000,000;
0.27% over $500,000,000.
Limited Maturity Bond Fund	None	0.46% of the first $200,000,000;
0.44% of the next $150,000,000;
0.42% of the next $150,000,000;
0.40% over $500,000,000.
Quality Bond Fund	None	0.46% of the first $200,000,000;
0.44% of the next $150,000,000;
0.42% of the next $150,000,000;
0.40% over $500,000,000.
High Yield Bond Fund	None	0.46% of the first $200,000,000;
0.44% of the next $150,000,000;
0.42% of the next $150,000,000;
0.40% over $500,000,000.

Penn Series Funds, Inc.

Notes to Financial Statements — June 30, 2024 (Unaudited)

Fund	Sub-Adviser	Investment Advisory Fees (As a Percentage of the Average Daily Net Assets of the Fund)
Flexibly Managed Fund	T. Rowe Price Associates, Inc.	0.72% of the first $500,000,000;
		0.70% of the next $2,000,000,000;
		0.68% of the next $1,500,000,000;
		0.65% of the next $1,000,000,000;
		0.62% over $5,000,000,000.
Balanced Fund	None	None
Large Growth Stock Fund	T. Rowe Price Associates, Inc.	0.69% of the first $250,000,000;
		0.65% of the next $250,000,000;
		0.62% over $500,000,000.
Large Cap Growth Fund[1]	Massachusetts Financial Services Company	0.53%
Large Core Growth Fund	Delaware Investments Fund Advisers	0.58%
Large Cap Value Fund	AllianceBernstein, LP	0.67% of the first $150,000,000;
		0.65% over $150,000,000.
Large Core Value Fund[2]	Eaton Vance Management	0.64% of the first $150,000,000;
		0.62% of the next $250,000,000;
		0.60% over $400,000,000.
Index 500 Fund	SSgA Fund Management, Inc.	0.14% of the first $150,000,000;
		0.13% of the next $150,000,000;
		0.12% over $300,000,000.
Mid Cap Growth Fund[3]	Delaware Investments Fund Advisers	0.68%
Mid Cap Value Fund[4]	Janus Henderson Investors	0.54% of the first $250,000,000;
	US LLC	0.525% of the next $250,000,000;
		0.50% of the next $250,000,000;
		0.475% of the next $250,000,000;
		0.45% of the next $500,000,000;
		0.425% over $1,500,000,000.
Mid Core Value Fund[5]	American Century Investment Management, Inc.	0.68%
SMID Cap Growth Fund[6]	Goldman Sachs Asset Management, LP	0.73%
SMID Cap Value Fund[7]	AllianceBernstein, LP	0.80%
Small Cap Growth Fund[8]	Janus Henderson Investors US LLC	0.75% of the first $25,000,000;
		0.70% of the next $25,000,000;
		0.65% over $50,000,000.

Penn Series Funds, Inc.

Notes to Financial Statements — June 30, 2024 (Unaudited)

Fund	Sub-Adviser	Investment Advisory Fees (As a Percentage of the Average Daily Net Assets of the Fund)
Small Cap Value Fund[9]	Goldman Sachs Asset Management, LP	0.71% of the first $50,000,000; 0.68% of the next $50,000,000;
		0.66% over $100,000,000.
Small Cap Index Fund	SSgA Fund Management, Inc.	0.30%
Developed International Index Fund	SSgA Fund Management, Inc.	0.30%
International Equity Fund[10]	Vontobel Asset Management, Inc.	0.81% of the first $200,000,000;
		0.61% over $200,000,000.
Emerging Markets Equity Fund[11]	Vontobel Asset Management, Inc.	0.83%
Real Estate Securities Fund	Cohen & Steers Capital Management, Inc.	0.70%
Aggressive Allocation Fund	None	0.12% of the first $200,000,000;
		0.11% of the next $150,000,000;
		0.10% of the next $150,000,000;
		0.09% over $500,000,000.
Moderately Aggressive Allocation Fund	None	0.12% of the first $200,000,000; 0.11% of the next $150,000,000;
		0.10% of the next $150,000,000;
		0.09% over $500,000,000.
Moderate Allocation Fund	None	0.12% of the first $200,000,000;
		0.11% of the next $150,000,000;
		0.10% of the next $150,000,000;
		0.09% over $500,000,000.
Moderately Conservative Allocation Fund	None	0.12% of the first $200,000,000; 0.11% of the next $150,000,000;
		0.10% of the next $150,000,000;
		0.09% over $500,000,000.
Conservative Allocation Fund	None	0.12% of the first $200,000,000;
		0.11% of the next $150,000,000;
		0.10% of the next $150,000,000;
		0.09% over $500,000,000.

[1]	Effective June 1, 2024. Prior to June 1, 2024, the Fund’s investment advisory fee was calculated daily at the annual rate of 0.55% of the Fund’s average daily net assets.
[2]

Effective June 1, 2024. Prior to June 1, 2024, the Fund’s investment advisory fee was calculated daily at the annual rate of 0.67% of the Fund’s average daily net assets up to $150 million, 0.65% of the Fund’s average daily net assets on the next $250 million, and 0.60% of the Fund’s average daily net assets over $400 million.

[3]	Effective June 1, 2024. Prior to June 1, 2024, the Fund’s investment advisory fee was calculated daily at the annual rate of 0.70% of the Fund’s average daily net assets.
[4]	Effective June 1, 2024. Prior to June 1, 2024, the Fund’s investment advisory fee was reduced and calculated daily at the annual rate of

Penn Series Funds, Inc.

Notes to Financial Statements — June 30, 2024 (Unaudited)

0.55% of the Fund’s average daily net assets up to $250 million, 0.525% of the Fund’s average daily net assets on the next $250 million, 0.50% of the Fund’s average daily net assets on the next $250 million, 0.475% of the Fund’s average daily net assets on the next $250 million, 0.45% of the Fund’s average daily net assets on the next $500 million, and 0.425% of the Fund’s average daily net assets over $1.5 billion.
[5]	Effective June 1, 2024. Prior to June 1, 2024, the Fund’s investment advisory fee was calculated daily at the annual rate of 0.69% of the Fund’s average daily net assets.
[6]	Effective June 1, 2024. Prior to June 1, 2024, the Fund’s investment advisory fee was calculated daily at the annual rate of 0.75% of the Fund’s average daily net assets.
[7]	Effective June 1, 2024. Prior to June 1, 2024, the Fund’s investment advisory fee was calculated daily at the annual rate of 0.84% of the Fund’s average daily net assets.
[8]

Effective June 1, 2024. Prior to June 1, 2024, the Fund’s investment advisory fee was calculated daily at the annual rate of 0.80% of the Fund’s average daily net assets up to $25 million, 0.75% of the Fund’s average daily net assets on the next $25 million, and 0.70% of the Fund’s average daily net assets over $50 million.

[9]

Effective June 1, 2024. Prior to June 1, 2024, the Fund’s investment advisory fee was calculated daily at the annual rate of 0.75% of the Fund’s average daily net assets up to $50 million, 0.725% of the Fund’s average daily net assets on the next $50 million, and 0.70% of the Fund’s average daily net assets over $100 million.

[10]

Effective June 1, 2024. Prior to June 1, 2024, the Fund’s investment advisory fee was calculated daily at the annual rate of 0.83% of the Fund’s average daily net assets up to $227 million, and 0.63% of the Fund’s average daily net assets over $227 million.

[11]	Effective June 1, 2024. Prior to June 1, 2024, the Fund’s investment advisory fee was calculated daily at the annual rate of 0.87% of the Fund’s average daily net assets.

For providing investment management services to the Funds, PMAM pays each sub-adviser, on a monthly basis, a subadvisory fee.

Administrative and Corporate, Co-Administrative and Shareholder Services

Each of the Funds pays Penn Mutual, on a quarterly basis, 0.01% of the Fund’s average daily net assets under a revised administrative and corporate services agreement and 0.09% under a shareholder servicing agreement. Each of the Funds pays PMAM, on a quarterly basis, 0.02% of the Fund’s average daily assets under a co-administrative agreement. These fees are accrued daily.

Fund Administration and Accounting Services

Under a fund administration and accounting agreement, BNY Mellon Investment Servicing (US), Inc. (“BNY Mellon”) serves as accounting agent for Penn Series. Each of the Funds, except the FOFs, International Equity Fund, Emerging Markets Equity Fund and Developed International Index Fund, pays BNY Mellon, on a monthly basis, an annual fee accrued daily based on the average daily net assets of the Fund equal to 0.070% for the first $100 million, 0.050% for the next $200 million, 0.030% for the next $300 million and 0.020% thereafter. With the exception of the FOFs, International Equity Fund, Emerging Markets Equity Fund, Developed International Index Fund and Money Market Fund, the minimum annual fee each Fund must pay is $27,500. The annual accounting fee for each of the FOFs is an asset-based fee of 0.010% of FOF’s average daily net assets, exclusive of out-of-pocket expenses. Each FOF’s minimum annual fee is $12,000. The minimum annual fee is $48,000 for each of the International Equity Fund, Emerging Markets Equity Fund and Developed International Index Fund. The Money Market Fund pays no minimum annual fee. Each of the International Equity, Emerging Markets Equity and Developed International Index Funds pays BNY Mellon, on a monthly basis, an annual 0.080% for the first $100 million, 0.060% for the next $300 million, 0.040% for the next $200 million, and 0.030% thereafter. In addition, each of the Funds pays BNY Mellon approximately 0.010% of the Fund’s average daily net assets for tax and regulatory administration services.

Transfer Agent Services

Under a transfer agency agreement, BNY Mellon serves as transfer agent for Penn Series.

Custodial Services

The Bank of New York Mellon, Inc., serves as custodian for Penn Series. In addition to transaction charges and out-of-pocket expenses, each of the Funds pay The Bank of New York Mellon, Inc., on a monthly basis, an annual custody fee of 0.007% for U.S. securities. The Bank of New York Mellon, Inc. serves as foreign custodian for Penn Series. There is a separate custody fee schedule for foreign securities.

Penn Series Funds, Inc.

Notes to Financial Statements — June 30, 2024 (Unaudited)

Expenses and Limitations Thereon

Each Fund bears all expenses of its operations other than those incurred by PMAM and, if applicable its sub-adviser under its respective investment advisory agreement and those incurred by Penn Mutual under its administrative and corporate services agreement. PMAM and Penn Mutual have agreed to waive fees or reimburse expenses to the extent the Fund’s total expense ratio (excluding nonrecurring account fees, fees on portfolio transactions, such as exchange fees, dividends and interest on securities sold short, acquired fund fees and expenses, service fees, interest, taxes, brokerage commissions, other capitalized expenses and other non-routine expenses or extraordinary expenses not incurred in the ordinary course of a Fund’s business, but including investment advisory and administrative and corporate services fees) exceeds the applicable expense limitation for the Fund. The expense limitations for the Funds are as follows:

Fund	Expense Limitation
Money Market Fund	0.64%
Limited Maturity Bond Fund	0.74%
Quality Bond Fund	0.73%
High Yield Bond Fund	0.92%
Flexibly Managed Fund	0.94%
Balanced Fund	0.79%
Large Growth Stock Fund	1.02%
Large Cap Growth Fund	0.89%
Large Core Growth Fund	0.90%
Large Cap Value Fund	0.96%
Large Core Value Fund	0.96%
Index 500 Fund	0.42%
Mid Cap Growth Fund	1.00%
Mid Cap Value Fund	0.83%
Mid Core Value Fund	1.11%
SMID Cap Growth Fund	1.07%

Fund	Expense Limitation
SMID Cap Value Fund	1.26%
Small Cap Growth Fund	1.13%
Small Cap Value Fund	1.02%
Small Cap Index Fund	0.74%
Developed International Index Fund	0.94%
International Equity Fund	1.20%
Emerging Markets Equity Fund	1.78%
Real Estate Securities Fund	1.02%
Aggressive Allocation Fund*	0.40%
Moderately Aggressive Allocation Fund*	0.34%
Moderate Allocation Fund*	0.34%
Moderately Conservative Allocation Fund*	0.35%
Conservative Allocation Fund*	0.38%

*

For FOFs, with the exception of the Balanced Fund, the operating expense limit applies only at the Fund level and does not limit the fees indirectly incurred by the FOFs through their investments in the Underlying Funds.

Effective September 10, 2009, Penn Series, on behalf of its Money Market Fund, PMAM, and Penn Mutual, entered into an agreement whereby PMAM and Penn Mutual may temporarily and voluntarily waive fees and/or reimburse expenses in excess of their current fee waiver and expense reimbursement commitments in an effort to maintain a minimum net distribution yield for the Money Market Fund. Under the agreement, PMAM and Penn Mutual may, subject to certain minimum yield criteria, as well as a prospective three-year reimbursement period, recapture from the Money Market Fund any fees or expenses waived and/or reimbursed under this arrangement. These reimbursement payments by the Fund to PMAM and/or Penn Mutual are not subject to any net operating expense limitations in effect at the time of such payment. This recapture could negatively affect the Fund’s future yield.

If, at the end of each month, there is no liability of PMAM and Penn Mutual to pay the Funds such excess amount, and if payments of the advisory fee or administrative and corporate services fee at the end of prior months during the preceding three fiscal years have been reduced in excess of that required to maintain expenses within the expense limitation, such excess reduction is eligible to be recaptured by PMAM and Penn Mutual and, if recaptured, would become payable by the Funds to PMAM and Penn Mutual along with the advisory fee or administrative and corporate services fee for that month, as applicable. Penn Mutual and/or PMAM’s election not to recapture the amount of any reduction and reimbursement to which it is entitled in no way impairs the rights of Penn Mutual and/or PMAM to subsequently recapture such amount, provided that such amount remains eligible for recapture and would not cause the Fund to exceed its expense limit for that fee payment period.

Penn Series Funds, Inc.

Notes to Financial Statements — June 30, 2024 (Unaudited)

As of June 30, 2024, the Mid Cap Value Fund and Small Cap Value Fund had waived and/or reimbursed advisory fees that are subject to potential recapture by PMAM through the periods stated below. If not recaptured, the waived and/or reimbursed advisory fees will expire according to the table below:

	December 31, 2025	December 31, 2026	December 31, 2027	Total
Mid Cap Value Fund	$6,681	$6,541	$2,251	$15,473
Small Cap Value Fund	—	8,651	3,151	11,802

During the six months ended June 30, 2024, previously waived advisory fees were recaptured by PMAM. The recaptured fees are shown as recaptured advisory fees on the statement of operations and are as follows:

Mid Cap Value Fund	$172
Small Cap Value Fund	4,339

Total fees of $265,000 were paid to Directors of Penn Series, who are not interested persons of Penn Series, for the six months ended June 30, 2024. Directors who are also employees of PMAM or its affiliates and officers of the Company receive no compensation from the Company for their services.

4 — RELATED PARTY TRANSACTIONS

Certain benefit plans of Penn Mutual own annuity contracts that are invested in the Penn Series Funds. The benefit plan assets that are invested in the Penn Series Funds at June 30, 2024 are as follows:

Money Market Fund	$1,979,390
Limited Maturity Bond Fund	72,531,079
Quality Bond Fund	56,593,684

Certain Funds affect trades for security purchase and sale transactions through brokers that are affiliates of the Adviser or the sub-advisers. Commissions paid on those trades from the Funds for the six months ended June 30, 2024 were as follows:

SMID Cap Growth Fund	$2,756
Small Cap Value Fund	9,799

A Summary of the FOF’s total long-term and short-term purchases and sales of the shares of the underlying Funds during the six months ended June 30, 2024 as follows:

Balanced Fund	Total Value at 12/31/23	Purchases	Sales Proceeds	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Total Value at 06/30/24	Number of Shares	Dividend Income
Affiliated Equity Funds — 60.0%
Penn Series Index 500 Fund*	$45,658,346	$678,108	$5,262,516	$4,152,552	$2,487,292	$47,713,782	972,361	$—
Affiliated Fixed Income Funds — 39.6%
Penn Series Quality Bond Fund*	30,376,859	2,909,525	1,870,041	192,054	(113,543)	31,494,854	1,975,838	—

	$76,035,205	$3,587,633	$7,132,557	$4,344,606	$2,373,749	$79,208,636		$—

*	Non-income producing security.

Penn Series Funds, Inc.

Notes to Financial Statements — June 30, 2024 (Unaudited)

Aggressive Allocation Fund	Total Value at 12/31/23	Purchases	Sales Proceeds	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Total Value at 06/30/24	Number of Shares	Dividend Income
Affiliated Equity Funds — 73.7%
Penn Series Flexibly Managed Fund*	$5,410,510	$81,814	$536,077	$227,501	$134,238	$5,317,986	52,301	$—
Penn Series Index 500 Fund*	14,352,595	108,613	1,740,979	796,672	1,253,740	14,770,641	301,012	—
Penn Series Large Cap Growth Fund*	596,851	4,441	77,069	39,530	21,792	585,545	13,736	—
Penn Series Large Cap Value Fund*	3,603,420	106,091	436,968	190,468	106,247	3,569,258	72,575	—
Penn Series Large Core Growth Fund*	—	2,399,716	178,866	6,451	144,090	2,371,391	68,300	—
Penn Series Large Core Value Fund*	3,011,529	27,723	291,288	116,549	89,508	2,954,021	91,173	—
Penn Series Large Growth Stock Fund*	597,868	4,440	125,934	65,625	47,840	589,839	6,621	—
Penn Series Mid Cap Growth Fund*	1,196,662	67,484	109,643	61,235	(51,940)	1,163,798	30,370	—
Penn Series Mid Cap Value Fund*	1,196,717	46,679	125,350	23,201	51,587	1,192,834	38,541	—
Penn Series Mid Core Value Fund*	2,991,025	219,306	274,108	68,898	(47,406)	2,957,715	83,480	—
Penn Series Real Estate Securities Fund*	2,984,514	263,901	274,108	91,581	(98,635)	2,967,253	94,710	—
Penn Series Small Cap Growth Fund*	1,205,523	29,178	109,643	43,042	21,700	1,189,800	18,401	—
Penn Series Small Cap Index Fund*	1,812,458	130,093	164,465	(24,343)	46,357	1,800,100	56,271	—
Penn Series SMID Cap Growth Fund*	1,202,973	63,241	180,975	82,519	9,549	1,177,307	23,774	—
Penn Series SMID Cap Value Fund*	1,198,151	76,768	109,643	38,384	(12,124)	1,191,536	30,451	—
Affiliated Fixed Income Funds — 6.9%
Penn Series Limited Maturity Bond Fund*	595,072	35,694	54,821	1,722	10,298	587,965	42,148	—
Penn Series Quality Bond Fund*	3,581,001	248,662	328,929	10,325	(1,256)	3,509,803	220,189	—
Affiliated International Equity Funds — 18.8%
Penn Series Developed International Index Fund*	5,461,045	84,201	2,841,872	733,744	(489,408)	2,947,710	160,638	—
Penn Series Emerging Markets Equity Fund*	3,018,239	182,159	274,166	(37,664)	67,852	2,956,420	266,584	—
Penn Series International Equity Fund*	5,980,870	44,374	1,027,769	306,495	(36,081)	5,267,889	127,676	—

	$59,997,023	$4,224,578	$9,262,673	$2,841,935	$1,267,948	$59,068,811		$—

*	Non-income producing security.

Moderately Aggressive Allocation Fund	Total Value at 12/31/23	Purchases	Sales Proceeds	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Total Value at 06/30/24	Number of Shares	Dividend Income
Affiliated Equity Funds — 67.0%
Penn Series Flexibly Managed Fund*	$18,392,836	$111,292	$1,541,042	$907,023	$320,473	$18,190,582	178,900	$—
Penn Series Index 500 Fund*	42,690,661	428,651	4,744,554	2,216,592	3,870,268	44,461,618	906,086	—
Penn Series Large Cap Growth Fund*	2,028,857	10,831	244,518	148,417	59,217	2,002,804	46,981	—
Penn Series Large Cap Value Fund*	12,249,588	318,043	1,371,609	596,332	413,320	12,205,674	248,184	—
Penn Series Large Core Growth Fund*	—	4,084,578	283,330	8,302	246,410	4,055,960	116,819	—
Penn Series Large Core Value Fund*	10,237,686	58,508	895,565	396,646	304,984	10,102,259	311,798	—
Penn Series Large Growth Stock Fund*	2,032,365	10,831	409,850	257,249	127,421	2,018,016	22,651	—
Penn Series Mid Cap Growth Fund*	4,067,942	205,581	325,133	205,045	(172,273)	3,981,162	103,893	—
Penn Series Mid Cap Value Fund*	2,034,040	71,877	194,010	30,730	96,894	2,039,531	65,898	—
Penn Series Mid Core Value Fund*	10,167,427	636,642	763,729	192,668	(118,091)	10,114,917	285,490	—
Penn Series Real Estate Securities Fund*	10,145,100	793,627	763,728	251,579	(277,064)	10,149,514	323,955	—
Penn Series Small Cap Growth Fund*	2,049,158	28,250	152,746	59,536	50,526	2,034,724	31,468	—
Penn Series Small Cap Index Fund*	8,215,811	501,121	610,983	(89,720)	192,662	8,208,891	256,608	—
Penn Series SMID Cap Growth Fund*	2,044,777	99,818	288,086	165,094	(8,099)	2,013,504	40,660	—
Penn Series SMID Cap Value Fund*	4,073,033	216,867	305,491	110,523	(20,026)	4,074,906	104,138	—
Affiliated Fixed Income Funds — 16.8%
Penn Series Limited Maturity Bond Fund*	12,136,527	603,531	916,474	89,016	154,988	12,067,588	865,060	—
Penn Series Quality Bond Fund*	22,316,680	1,322,373	1,680,202	29,260	23,160	22,011,271	1,380,883	—
Affiliated International Equity Funds — 15.9%
Penn Series Developed International Index Fund*	14,440,239	251,747	5,269,946	1,367,928	(707,762)	10,082,206	549,439	—

Penn Series Funds, Inc.

Notes to Financial Statements — June 30, 2024 (Unaudited)

Moderately Aggressive Allocation Fund	Total Value at 12/31/23	Purchases	Sales Proceeds	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Total Value at 06/30/24	Number of Shares	Dividend Income
Penn Series Emerging Markets Equity Fund*	$8,208,365	$420,386	$621,086	$(122,247)	$205,051	$8,090,469	729,528	$—
Penn Series International Equity Fund*	16,264,745	86,648	3,070,586	1,353,075	(619,414)	14,014,468	339,662	—

	$203,795,837	$10,261,202	$24,452,668	$8,173,048	$4,142,645	$201,920,064		$—

*	Non-income producing security.

Moderate Allocation Fund	Total Value at 12/31/23	Purchases	Sales Proceeds	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Total Value at 06/30/24	Number of Shares	Dividend Income
Affiliated Equity Funds — 51.0%
Penn Series Flexibly Managed Fund*	$19,234,787	$105,051	$1,958,351	$1,339,622	$(50,584)	$18,670,525	183,620	$—
Penn Series Index 500 Fund*	36,141,060	757,765	4,731,239	2,046,614	3,123,808	37,338,008	760,913	—
Penn Series Large Cap Growth Fund*	2,121,721	11,672	296,397	181,516	37,184	2,055,696	48,222	—
Penn Series Large Cap Value Fund*	6,405,141	166,355	841,801	311,413	223,087	6,264,195	127,373	—
Penn Series Large Core Value Fund*	6,423,719	36,135	684,942	285,670	160,920	6,221,502	192,022	—
Penn Series Large Growth Stock Fund*	2,125,421	11,672	468,839	288,666	114,311	2,071,231	23,249	—
Penn Series Mid Cap Growth Fund*	4,254,125	214,285	423,149	267,461	(226,524)	4,086,198	106,633	—
Penn Series Mid Core Value Fund*	10,632,674	534,682	869,908	223,767	(139,042)	10,382,173	293,033	—
Penn Series Real Estate Securities Fund*	8,487,317	569,427	695,927	232,450	(259,531)	8,333,736	265,999	—
Penn Series Small Cap Index Fund*	6,443,935	312,416	521,945	(70,208)	155,075	6,319,273	197,539	—
Penn Series SMID Cap Growth Fund*	2,138,361	104,151	344,075	164,618	3,603	2,066,658	41,734	—
Penn Series SMID Cap Value Fund*	2,129,717	86,339	173,982	64,252	(15,031)	2,091,295	53,445	—
Affiliated Fixed Income Funds — 36.7%
Penn Series High Yield Bond Fund*	8,474,586	197,958	708,944	287,639	27,453	8,278,692	454,374	—
Penn Series Limited Maturity Bond Fund*	19,037,831	725,076	1,565,835	174,147	207,606	18,578,825	1,331,815	—
Penn Series Quality Bond Fund*	50,919,109	2,438,803	4,175,560	404,511	(295,678)	49,291,185	3,092,295	—
Affiliated International Equity Funds — 11.9%
Penn Series Developed International Index Fund*	8,629,386	200,220	967,683	314,732	102,085	8,278,740	451,157	—
Penn Series Emerging Markets Equity Fund*	8,584,152	338,596	706,625	(86,022)	173,865	8,303,966	748,780	—
Penn Series International Equity Fund*	10,630,696	58,362	2,964,693	890,624	(395,302)	8,219,687	199,217	—

	$212,813,738	$6,868,965	$23,099,895	$7,321,472	$2,947,305	$206,851,585		$—

*	Non-income producing security.

Moderately Conservative Allocation Fund	Total Value at 12/31/23	Purchases	Sales Proceeds	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Total Value at 06/30/24	Number of Shares	Dividend Income
Affiliated Equity Funds — 34.9%
Penn Series Flexibly Managed Fund*	$6,292,922	$285,422	$772,636	$406,823	$22,360	$6,234,891	61,319	$—
Penn Series Index 500 Fund*	7,824,954	787,491	1,180,523	493,277	647,018	8,572,217	174,694	—
Penn Series Large Cap Growth Fund*	780,952	35,678	126,486	56,331	25,810	772,285	18,116	—
Penn Series Large Cap Value Fund*	2,357,488	152,239	356,818	168,137	32,210	2,353,256	47,850	—
Penn Series Large Core Value Fund*	2,364,310	107,033	300,904	133,915	32,905	2,337,259	72,137	—
Penn Series Mid Core Value Fund*	2,348,169	185,326	211,766	54,054	(35,587)	2,340,196	66,051	—
Penn Series Real Estate Securities Fund*	3,124,057	297,289	282,355	85,125	(93,204)	3,130,912	99,933	—
Penn Series Small Cap Index Fund*	790,559	61,723	72,184	(9,977)	21,209	791,330	24,737	—
Penn Series SMID Cap Value Fund*	783,883	61,881	78,885	24,949	(6,183)	785,645	20,078	—
Affiliated Fixed Income Funds — 56.3%
Penn Series High Yield Bond Fund*	3,899,153	207,408	365,913	65,134	81,976	3,887,758	213,379	—
Penn Series Limited Maturity Bond Fund*	14,793,650	982,497	1,341,185	113,605	186,791	14,735,358	1,056,298	—
Penn Series Quality Bond Fund*	25,770,522	1,962,692	2,329,427	182,331	(123,352)	25,462,766	1,597,413	—

Penn Series Funds, Inc.

Notes to Financial Statements — June 30, 2024 (Unaudited)

Moderately Conservative Allocation Fund	Total Value at 12/31/23	Purchases	Sales Proceeds	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Total Value at 06/30/24	Number of Shares	Dividend Income
Affiliated International Equity Funds — 7.9%
Penn Series Developed International Index Fund*	$2,381,955	$146,108	$312,929	$92,443	$25,058	$2,332,635	127,119	$—
Penn Series Emerging Markets Equity Fund*	789,857	54,415	72,857	(23,166)	31,674	779,923	70,327	—
Penn Series International Equity Fund*	3,912,867	177,998	1,191,434	357,569	(168,973)	3,088,027	74,843	—

	$78,215,298	$5,505,200	$8,996,302	$2,200,550	$679,712	$77,604,458		$—

*	Non-income producing security.

Conservative Allocation Fund	Total Value at 12/31/23	Purchases	Sales Proceeds	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Total Value at 06/30/24	Number of Shares	Dividend Income
Affiliated Equity Funds — 20.7%
Penn Series Flexibly Managed Fund*	$3,672,739	$153,682	$470,911	$169,070	$75,563	$3,600,143	35,407	$—
Penn Series Index 500 Fund*	2,740,074	448,909	430,377	157,650	233,435	3,149,691	64,188	—
Penn Series Large Core Value Fund*	919,913	38,420	121,910	43,397	19,815	899,635	27,767	—
Penn Series Mid Core Value Fund*	913,640	63,153	83,149	35,352	(28,206)	900,790	25,424	—
Penn Series Real Estate Securities Fund*	911,641	73,513	78,787	16,763	(19,065)	904,065	28,856	—
Affiliated Fixed Income Funds — 75.3%
Penn Series High Yield Bond Fund*	2,275,693	96,051	210,826	23,012	60,909	2,244,839	123,207	—
Penn Series Limited Maturity Bond Fund*	13,632,912	712,218	1,181,806	73,960	197,473	13,434,757	963,065	—
Penn Series Quality Bond Fund*	19,142,590	1,181,132	1,654,528	49,941	(6,186)	18,712,949	1,173,962	—
Affiliated International Equity Funds — 2.0%
Penn Series Developed International Index Fund*	926,784	53,571	127,142	49,389	(4,819)	897,783	48,925	—
Penn Series International Equity Fund	456,727	11,503	491,038	54,823	(32,015)	—	—	—

	$45,592,713	$2,832,152	$4,850,474	$673,357	$496,904	$44,744,652		$—

*	Non-income producing security.

5 — PURCHASES AND SALES OF SECURITIES

During the six months ended June 30, 2024, the Funds made the following purchases and sales of portfolio securities, other than short-term securities:

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
Limited Maturity Bond Fund	$1,000,429	$—	$44,147,590	$48,649,772
Quality Bond Fund	20,192,593	10,498,858	41,986,440	55,182,447
High Yield Bond Fund	—	1,886,328	50,579,863	49,311,573
Flexibly Managed Fund	381,261,279	366,973,781	1,304,490,089	1,376,754,492
Balanced Fund	—	—	3,587,633	7,132,557
Large Growth Stock Fund	—	—	54,263,300	73,849,742
Large Cap Growth Fund	—	—	7,980,700	12,484,424
Large Core Growth Fund	—	—	11,626,381	12,366,919
Large Cap Value Fund	—	—	46,416,843	54,321,506
Large Core Value Fund	—	—	30,640,474	38,886,580
Index 500 Fund	—	—	10,051,334	30,770,385
Mid Cap Growth Fund	—	—	19,447,927	32,391,013
Mid Cap Value Fund	—	—	16,658,047	22,811,391
Mid Core Value Fund	—	—	21,676,342	24,412,672
SMID Cap Growth Fund	—	—	22,823,465	30,444,407
SMID Cap Value Fund	—	—	13,132,941	16,578,167
Small Cap Growth Fund	—	—	9,694,349	17,704,002
Small Cap Value Fund	—	—	72,195,582	80,624,273

Penn Series Funds, Inc.

Notes to Financial Statements — June 30, 2024 (Unaudited)

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
Small Cap Index Fund	$—	$—	$11,277,890	$15,130,592
Developed International Index Fund	—	—	640,528	10,426,101
International Equity Fund	—	—	151,564,255	174,726,254
Emerging Markets Equity Fund	—	—	31,922,123	33,549,741
Real Estate Securities Fund	—	—	14,454,151	19,160,588
Aggressive Allocation Fund	—	—	4,224,578	9,262,673
Moderately Aggressive Allocation Fund	—	—	10,261,202	24,452,668
Moderate Allocation Fund	—	—	6,868,965	23,099,895
Moderately Conservative Allocation Fund	—	—	5,505,200	8,996,302
Conservative Allocation Fund	—	—	2,832,152	4,850,474

6 — FEDERAL INCOME TAXES

Each Fund has qualified and intends to continue to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code for federal income tax purposes. As such, each Fund is required to distribute all investment company taxable income and net capital gains, if any, to its shareholders in order to avoid the imposition of entity-level federal, state, and local income taxes as well as an entity-level excise tax. Except for the Money Market Fund, to the extent any Fund had undistributed investment company taxable income and net capital gains at December 31, 2023, such undistributed investment company taxable income and net capital gains were deemed distributed as consent dividends in place of regular distributions. Accordingly, no provision has been made for federal, state, or local income and excise taxes.

On December 22, 2010, The Regulated Investment Company Modernization Act of 2010 (the “Act”) was signed into law. The Act amended several tax rules impacting the Funds. Some highlights of the enacted provisions are as follows:

The Act allows for capital losses occurring in the taxable years beginning after December 22, 2010 (“post-enactment losses”) to be carried forward indefinitely. However, the Act requires any future gains to be first offset by post-enactment losses before using capital losses incurred in the taxable years beginning prior to the effective date of the Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment loss carryforwards have an increased likelihood to expire unused. Furthermore, post-enactment losses will retain their character as either long-term capital losses or short-term capital losses rather than being considered all short-term capital losses as under previous law.

The Act provides that a RIC may elect for any taxable year to treat any portion of any qualified late-year loss for such taxable year as arising on the first day of the following taxable year. The term “qualified late-year loss” means any post-October capital loss and any late-year ordinary loss.

The Act also contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests.

Penn Series Funds, Inc.

Notes to Financial Statements — June 30, 2024 (Unaudited)

Reclassification of Capital Accounts:

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/ tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital or accumulated net realized gain or net investment income, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of December 31, 2023, primarily attributable to consent dividends, were reclassed between the following accounts:

	Total distributable earnings (loss)	Increase (Decrease) Paid-in Capital
Money Market Fund	$95	$(95)
Limited Maturity Bond Fund	(7,727,577)	7,727,577
Quality Bond Fund	(15,249,551)	15,249,551
High Yield Bond Fund	(7,683,443)	7,683,443
Flexibly Managed Fund	(158,477,732)	158,477,732
Balanced Fund	(5,957,215)	5,957,215
Large Growth Stock Fund	(20,134,548)	20,134,548
Large Cap Growth Fund	(7,728,373)	7,728,373
Large Core Growth Fund	473,365	(473,365)
Large Cap Value Fund	(8,831,021)	8,831,021
Large Core Value Fund	(11,204,358)	11,204,358
Index 500 Fund	(48,916,689)	48,916,689
Mid Cap Growth Fund	(6,552,020)	6,552,020
Mid Cap Value Fund	(1,396,414)	1,396,414
Mid Core Value Fund	(3,925,708)	3,925,708
SMID Cap Growth Fund	317,086	(317,086)
SMID Cap Value Fund	(3,738,907)	3,738,907
Small Cap Growth Fund	(5,004,171)	5,004,171
Small Cap Value Fund	(1,112,227)	1,112,227
Small Cap Index Fund	(3,559,534)	3,559,534
Developed International Index Fund	(4,420,358)	4,420,358
International Equity Fund	(77,245)	77,245
Emerging Markets Equity Fund	(325,088)	325,088
Real Estate Securities Fund	(6,491,199)	6,491,199
Aggressive Allocation Fund	(2,752,187)	2,752,187
Moderately Aggressive Allocation Fund	(10,972,376)	10,972,376
Moderate Allocation Fund	(15,238,744)	15,238,744
Moderately Conservative Allocation Fund	(3,691,966)	3,691,966
Conservative Allocation Fund	(1,453,425)	1,453,425

These reclassifications had no effect on net assets or net asset value per share.

Penn Series Funds, Inc.

Notes to Financial Statements — June 30, 2024 (Unaudited)

Tax character of distributions:

The tax character of dividends and distributions declared and paid or deemed distributed during the years ended December 31, 2023 and 2022 were as follows:

	Ordinary Income and Short-Term Capital Gains		Long-Term Capital Gains		Total
	2023	2022	2023	2022	2023	2022
Money Market Fund	$6,906,555	$416,654	$—	$—	$6,906,555	$416,654
Limited Maturity Bond Fund	$7,727,577	$2,879,070	$—	$—	$7,727,577	$2,879,070
Quality Bond Fund	15,249,551	10,870,035	—	—	15,249,551	10,870,035
High Yield Bond Fund	7,683,443	7,107,998	—	—	7,683,443	7,107,998
Flexibly Managed Fund	111,462,107	63,279,640	47,015,625	500,042,543	158,477,732	563,322,183
Balanced Fund	1,599,283	1,220,706	8,600,945	6,907,651	10,200,228	8,128,357
Large Growth Stock Fund	193,960	—	19,940,588	269,503	20,134,548	269,503
Large Cap Growth Fund	167,187	83,436	7,561,186	6,101,261	7,728,373	6,184,697
Large Core Growth Fund	—	—	—	—	—	—
Large Cap Value Fund	2,680,859	2,008,550	6,150,162	18,225,021	8,831,021	20,233,571
Large Core Value Fund	5,243,914	3,262,793	5,960,444	12,903,052	11,204,358	16,165,845
Index 500 Fund	8,829,727	7,812,235	40,086,962	16,358,943	48,916,689	24,171,178
Mid Cap Growth Fund	—	—	7,147,405	17,170,535	7,147,405	17,170,535
Mid Cap Value Fund	909,898	882,988	486,516	—	1,396,414	882,988
Mid Core Value Fund	2,120,964	2,964,608	1,804,833	9,487,334	3,925,797	12,451,942
SMID Cap Growth Fund	—	—	—	—	—	—
SMID Cap Value Fund	814,940	803,079	2,923,967	4,854,967	3,738,907	5,658,046
Small Cap Growth Fund	313,022	—	4,691,149	5,712,638	5,004,171	5,712,638
Small Cap Value Fund	1,112,227	1,094,826	—	3,988,946	1,112,227	5,083,772
Small Cap Index Fund	733,607	514,315	2,825,927	1,296,640	3,559,534	1,810,955
Developed International Index Fund	2,267,177	1,643,076	2,153,181	805,805	4,420,358	2,448,881
International Equity Fund	77,245	—	—	—	77,245	—
Emerging Markets Equity Fund	325,088	936,610	—	—	325,088	936,610
Real Estate Securities Fund	2,700,723	2,347,183	3,790,476	7,618,238	6,491,199	9,965,421
Aggressive Allocation Fund	808,946	543,618	4,684,668	6,088,579	5,493,614	6,632,197
Moderately Aggressive Allocation Fund	3,415,187	2,194,205	17,020,495	22,959,200	20,435,682	25,153,405

Penn Series Funds, Inc.

Notes to Financial Statements — June 30, 2024 (Unaudited)

	Ordinary Income and Short-Term Capital Gains		Long-Term Capital Gains		Total
	2023	2022	2023	2022	2023	2022
Moderate Allocation Fund	$4,705,610	$3,167,916	$20,169,385	$22,349,076	$24,874,995	$25,516,992
Moderately Conservative Allocation Fund	2,208,864	1,333,510	4,963,231	6,810,924	7,172,095	8,144,434
Conservative Allocation Fund	1,541,746	864,365	1,871,344	2,367,906	3,413,090	3,232,271

Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

Capital loss carryforwards:

At December 31, 2023, the following Funds had capital loss carryforwards (post-enactment losses) available to offset future realized capital gains:

	Short-Term Capital Loss	Long-Term Capital Loss
Money Market Fund	$(1,334)	$—
Limited Maturity Bond Fund	(1,050,333)	(3,870,703)
Quality Bond Fund	(10,946,347)	(27,516,768)
High Yield Bond Fund	(3,173,999)	(5,050,738)
Large Core Growth Fund	(14,946,940)	(50,990,680)
SMID Cap Growth Fund	(8,577,604)	(2,494,909)
Small Cap Value Fund	(85,455)	—
International Equity Fund	(7,941,965)	—
Emerging Markets Equity Fund	(9,758,626)	(9,872,484)

During the year ended December 31, 2023, the following Funds utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes in the following approximate amounts:

Mid Cap Value Fund	$2,729,268
International Equity Fund	5,333,697

Qualified Late-Year Losses:

The following Funds elected to treat the qualified late-year losses as having occurred on January 1, 2023:

	Late-Year Ordinary Losses	Late-Year Capital Losses
SMID Cap Value Fund	$—	$128,491
Real Estate Securities Fund	—	1,418,358

Penn Series Funds, Inc.

Notes to Financial Statements — June 30, 2024 (Unaudited)

Tax cost of securities:

At June 30, 2024, the total cost of securities and net realized gains or losses on securities sold for federal income tax purposes were different from amounts reported for financial reporting purposes. The federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Fund at June 30, 2024 were as follows:

	Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Money Market Fund	$137,729,685	$—	$—	$—
Limited Maturity Bond Fund	192,050,631	651,920	(5,698,055)	(5,046,135)
Quality Bond Fund	409,265,675	1,686,815	(24,233,267)	(22,546,452)
High Yield Bond Fund	127,910,032	2,426,648	(1,318,301)	1,108,347
Flexibly Managed Fund	4,687,666,145	705,709,755	(145,687,945)	560,021,810
Balanced Fund	54,410,886	24,797,750	—	24,797,750
Large Growth Stock Fund	190,514,866	174,024,155	(7,526,416)	166,497,739
Large Cap Growth Fund	48,564,527	23,447,229	(1,683,068)	21,764,161
Large Core Growth Fund	100,785,896	35,375,226	(2,964,769)	32,410,457
Large Cap Value Fund	141,835,579	29,521,236	(2,858,185)	26,663,051
Large Core Value Fund	122,929,463	18,565,066	(5,853,129)	12,711,937
Index 500 Fund	365,847,867	459,034,584	(13,566,376)	445,468,208
Mid Cap Growth Fund	115,236,501	35,815,917	(11,918,533)	23,897,384
Mid Cap Value Fund	72,207,056	18,332,890	(931,725)	17,401,165
Mid Core Value Fund	79,511,572	4,789,772	(6,766,884)	(1,977,112)
SMID Cap Growth Fund	59,482,442	13,736,980	(2,625,124)	11,111,856
SMID Cap Value Fund	46,662,955	6,490,758	(4,506,898)	1,983,860
Small Cap Growth Fund	70,477,373	35,793,929	(5,871,831)	29,922,098
Small Cap Value Fund	142,131,618	14,575,202	(9,240,478)	5,334,724
Small Cap Index Fund	81,859,550	17,429,143	(17,222,416)	206,727
Developed International Index Fund	55,867,255	30,794,057	(5,731,561)	25,062,496
International Equity Fund	219,865,799	28,936,148	(7,847,064)	21,089,084
Emerging Markets Equity Fund	79,065,036	11,810,494	(6,879,144)	4,931,350
Real Estate Securities Fund	104,206,812	11,167,847	(9,865,977)	1,301,870
Aggressive Allocation Fund	47,538,146	12,026,584	(485,666)	11,540,918
Moderately Aggressive Allocation Fund	159,152,153	44,072,336	(1,304,425)	42,767,911
Moderate Allocation Fund	170,247,819	37,847,556	(1,243,790)	36,603,766
Moderately Conservative Allocation Fund	69,644,965	8,308,986	(336,172)	7,972,814
Conservative Allocation Fund	42,210,002	3,129,067	(543,381)	2,585,686

The differences between book basis and tax basis appreciation are primarily due to wash sales, Passive Foreign Investment Companies, Partnership Investments, Trust Preferred Securities, real estate investment trust adjustments, and the treatment of certain corporate actions.

It is each Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Penn Series Funds, Inc.

Notes to Financial Statements — June 30, 2024 (Unaudited)

7 — DERIVATIVE FINANCIAL INSTRUMENTS

The Funds may trade derivative financial instruments in the normal course of investing activities to assist in managing exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include purchase options, written options, forward foreign currency exchange contracts and futures contracts.

The notional or contractual amounts of these instruments represent the investment the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Futures Contracts—A futures contract is a standardized contract between two parties to buy or sell a specified asset at a specified future date at a price agreed today (the future price). The party agreeing to buy the underlying asset in the future assumes a long position. The price is determined by the instantaneous equilibrium between the forces of supply and demand among competing buy and sell orders on the exchange at the time of the purchase or sale of the contract.

To the extent permitted by the investment objective, restrictions and policies set forth in the Funds’ Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. The Index 500, Developed International Index and Small Cap Index Funds employ futures to maintain market exposure and otherwise assist in attempting to replicate the performance of their respective indices. These derivatives offer unique characteristics and risks that assist the Funds in meeting their investment objectives. The Funds typically use derivatives in two ways: cash equitization and return enhancement. Cash equitization is a technique that may be used by the Funds through the use of futures contracts to earn “market-like” returns with the Funds’ excess and liquidity reserve cash balances and receivables. Return enhancement can be accomplished through the use of derivatives in the Funds. By purchasing these instruments, the Funds may more effectively achieve the desired fund characteristics that assist in meeting the Funds’ investment objectives.

Futures contracts involve a number of risks, such as possible default by the counterparty to the transaction, credit risk with respect to initial and variation margins held in a brokerage account, market movement and the potential of greater loss than if these techniques had not been used by a Fund. These investments can also increase the Fund’s share price and expose the Fund to significant additional costs.

The Limited Maturity Bond, Quality Bond, Index 500, Small Cap Index and Developed International Index Funds have entered into futures contracts during the six months ended June 30, 2024. Open futures contracts held by the Limited Maturity Bond, Quality Bond, Index 500, Small Cap Index and Developed International Index Funds at June 30, 2024 are listed after the Fund’s Schedule of Investments.

Options—An option establishes a contract between two parties concerning the buying or selling of an asset at a reference price. The buyer of the option gains the right, but not the obligation, to engage in some specific transaction on the asset, while the seller incurs the obligation to fulfill the transaction if so requested by the buyer. The price of an option derives from the difference between the reference price and the value of the underlying asset plus a premium based on the time remaining until the expiration of the option. The Funds may buy and sell options, or write options.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statements of Operations. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statements of Operations.

The Flexibly Managed and Mid Cap Growth Funds received premiums for options written. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases

Penn Series Funds, Inc.

Notes to Financial Statements — June 30, 2024 (Unaudited)

and the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk that there may be an illiquid market where the Funds are unable to close the contract.

The total market value of written options held in the Flexibly Managed Fund as of June 30, 2024 can be found on the Schedule of Investments.

Forward Foreign Currency Contracts—A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, the Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.

The Mid Core Value Fund and Developed International Index Fund entered into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. The Fund hedged currencies in times of base currency weakness in order to reduce the volatility of returns for the local securities which the Fund owns.

Foreign forward currency contracts involve a number of risks, including the possibility of default by the counterparty to the transaction and, to the extent the portfolio manager’s judgment as to certain market movements is incorrect, the risk of losses that are greater than if the investment technique had not been used. For example, there may be an imperfect correlation between the Fund’s portfolio holdings of securities denominated in a particular currency and the forward contracts entered into by the Fund. An imperfect correlation of this type may prevent the Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss. These investment techniques also tend to limit any potential gain that might result from an increase in the value of the hedged position. These investments can also increase the volatility of the Fund’s share price and expose the Fund to significant additional costs. The forward foreign currency contracts outstanding are listed after the Fund’s Schedule of Investments.

The following is a summary of the location of derivatives on the Funds’ Statements of Assets and Liabilities as of June 30, 2024:

Location on the Statements of Assets and Liabilities
Derivative Type	Asset Derivatives	Liability Derivatives
Equity contracts	Investments at value Futures variation margin receivable*	Call options written, at value Futures variation margin payable*
Foreign currency contracts	Net unrealized appreciation of forward foreign currency contracts	Net unrealized depreciation of forward foreign currency contracts
Interest rate contracts	Futures variation margin receivable*	Futures variation margin payable*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities. The following is a summary of the gross amount of each Fund’s derivative instrument holdings categorized by primary risk exposure as of June 30, 2024:

	ASSET DERIVATIVE VALUE			LIABILITY DERIVATIVE VALUE
	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts
Limited Maturity Bond Fund	$—	$—	$312,883	$—	$—	$(97,891)
Quality Bond Fund	—	—	329,831	—	—	—
Flexibly Managed Fund	—	—	—	(12,727,369)	—	—
Index 500 Fund	12,809	—	—	—	—	—
Mid Core Value Fund	—	18,491	—	—	(130)	—

Penn Series Funds, Inc.

Notes to Financial Statements — June 30, 2024 (Unaudited)

	ASSET DERIVATIVE VALUE			LIABILITY DERIVATIVE VALUE
	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts
Small Cap Index Fund	$1,029	$—	$—	$—	$—	$—
Developed International Index Fund	—	940	—	(1,717)	—	—

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may participate in International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement” or “ISDA”) with derivative contract counterparties or enter into similar agreements covering foreign exchange contracts (“Fx Letters”). An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter (“OTC”) traded derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (closeout netting) including the bankruptcy or insolvency of the counterparty. Also, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. An Fx Letter is also a bilateral agreement between a Fund and a counterparty and is limited to cover only foreign exchange contracts. Fx Letters typically contain netting provisions covering events of default and do not require collateral to be posted. ISDAs and Fx Letters containing netting provisions may be referred to as Master Netting Agreements (“MNA”).

Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker for OTC traded derivatives or by the clearing house for exchange traded derivatives. Brokers can ask for margining in excess of the minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts and options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

The following table presents derivative assets and liabilities net of amounts available for offset under a MNA and, as applicable, the related collateral and potential loss exposure to each Fund as of June 30, 2024:

		Gross Amounts Presented on Statements of Assets and Liabilities
Fund and Counterparty	Form of Master Netting Agreement	Value of Assets	Value of Liabilities	Net Amount Due (to)/from Counterparty	Collateral Pledged (Received by Fund)	Loss Exposure, After Collateral
Flexibly Managed Fund
Bank of America	ISDA	$—	$(625,553)	$(625,553)	$—	$(625,553)
Barclays	ISDA	—	(585,190)	(585,190)	—	(585,190)
Citigroup	ISDA	—	(4,096,648)	(4,096,648)	—	(4,096,648)
Goldman Sachs	ISDA	—	(1,415,341)	(1,415,341)	—	(1,415,341)
JPMorgan	ISDA	—	(3,126,494)	(3,126,494)	—	(3,126,494)
UBS Securities	ISDA	—	(219,691)	(219,691)	—	(219,691)
Wells Fargo	ISDA	—	(2,658,452)	(2,658,452)	—	(2,658,452)

Total		$—	$(12,727,369)	$(12,727,369)	$—	$(12,727,369)

Penn Series Funds, Inc.

Notes to Financial Statements — June 30, 2024 (Unaudited)

		Gross Amounts Presented on Statements of Assets and Liabilities
Fund and Counterparty	Form of Master Netting Agreement	Value of Assets	Value of Liabilities	Net Amount Due (to)/from Counterparty	Collateral Pledged (Received by Fund)	Loss Exposure, After Collateral
Mid Core Value Fund
Bank of America	Fx Letter	$4,587	$(130)	$4,457	$—	$4,457
Citibank N.A.	Fx Letter	3,064	—	3,064	—	3,064
Goldman Sachs	Fx Letter	2,978	—	2,978	—	2,978
Morgan Stanley	Fx Letter	4,278	—	4,278	—	4,278
UBS Securities	Fx Letter	3,584	—	3,584	—	3,584

Total		$18,491	$(130)	$18,361	$—	$18,361

Developed International Index Fund
Barclays Capital Group	Fx Letter	297	—	297	—	297
RBC Capital Markets Corp.	Fx Letter	643	—	643	—	643

Total		$940	$—	$940	$—	$940

The following is a summary of the location of derivatives on the Funds’ Statements of Operations as of June 30, 2024:

Derivative Type	Location of Gain (Loss) on Derivatives Recognized in Income
Equity contracts	Net realized gain (loss) on futures contracts
Net realized gain (loss) on purchased options
Net realized gain (loss) on written options
Net change in unrealized appreciation (depreciation) of futures contracts
Net change in unrealized appreciation (depreciation) of purchased options
Net change in unrealized appreciation (depreciation) of written options
Interest rate contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) of futures contracts
Foreign currency contracts	Net realized gain (loss) on forward foreign currency contracts
Net change in unrealized appreciation (depreciation) of forward foreign currency contracts

	Realized Gain (Loss) on Derivatives Recognized in Income
Fund	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts
Limited Maturity Bond Fund	$—	$—	$(665,197)
Quality Bond Fund	—	—	(152,269)
Flexibly Managed Fund	5,570,241	—	—
Large Cap Growth Fund	—	56	—
Index 500 Fund	366,572	—	—
Mid Core Value Fund	—	141,884	—
Small Cap Growth Fund	—	(369)	—
Small Cap Index Fund	11,473	—	—
Developed International Index Fund	93,479	11,755	—

Penn Series Funds, Inc.

Notes to Financial Statements — June 30, 2024 (Unaudited)

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Fund	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts
Limited Maturity Bond Fund	$—	$—	$(792,518)
Quality Bond Fund	—	—	(1,967,090)
Flexibly Managed Fund	(3,707,815)	—	—
Index 500 Fund	(79,926)	—	—
Mid Core Value Fund	—	77,264	—
Small Cap Index Fund	(20,666)	—	—
Developed International Index Fund	(59,949)	15,876	—

The table below summarizes the average balance of derivative holdings by Fund during the six months ended June 30, 2024. The average balance of derivatives held is indicative of the trading volume of each Fund.

	Average Derivative Volume
Fund	Forward foreign currency contracts (average cost)	Futures contracts (average notional value) long	Futures contracts (average notional value) short	Purchased options (average notional cost)	Written options (premiums received)
Limited Maturity Bond Fund	$—	$112,911,237	$(10,655,157)	$—	$—
Quality Bond Fund	—	63,107,419	—	—	—
Flexibly Managed Fund	—	—	—	—	13,681,821
Index 500 Fund	—	2,608,333	—	—	—
Mid Core Value Fund	(6,272,471)	—	—	—	—
Small Cap Index Fund	—	590,960	—	—	—
Developed International Index Fund	(480,097)	1,621,602	—	—	—

The Large Cap Growth Fund and Small Cap Growth Fund had derivative activity during the period but did not have open positions at any quarter-end.

8 — CREDIT AND MARKET RISK

The Funds may invest a portion of their assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Funds’ ability to dispose of them in a timely manner and at a fair price when it is necessary or preferable to do so.

The high yield securities in which the High Yield Bond Fund may invest are predominantly speculative as to the issuer’s continuing ability to meet principal and interest payments. The value of the lower quality securities in which the High Yield Bond Fund may invest will be affected by the credit worthiness of individual issuers, general economic and specific industry conditions, and will fluctuate inversely with changes in interest rates. In addition, the secondary trading market for lower quality bonds may be less active and less liquid than the trading market for higher quality bonds.

The High Yield Bond, Flexibly Managed, Large Core Growth, Mid Core Value, Small Cap Growth, Developed International Index, International Equity and the Emerging Markets Equity Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Funds or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Penn Series Funds, Inc.

Notes to Financial Statements — June 30, 2024 (Unaudited)

9 — CONTRACTUAL OBLIGATIONS

In the general course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds and/or its affiliates that have not yet occurred. However, based on experience, management of the Funds expects the risk of loss to be remote.

10 — SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that no additional subsequent events require recognition or disclosure in the financial statements.

Penn Series Funds, Inc.

June 30, 2024 (Unaudited)

Disclosure of Portfolio Holdings

Pursuant to applicable law, the Funds are required to disclose to the SEC their complete portfolio holdings monthly on Form N-PORT, within 60 days of the end of each month and within 5 days after the end of each month for the Money Market Fund on Form N-MFP. Portfolio holdings reported for the last month of each fiscal quarter are made publicly available by the SEC 60 days after the end of the fiscal quarter. Holdings reports filed with the SEC on Forms N-PORT and N-MFP are not distributed to Fund shareholders, but are available, free of charge, on the EDGAR database on the SEC’s website at http://www.sec.gov.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolios is available, without charge and upon request, on the Fund’s website at http://www.pennmutual.com or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies for the most recent twelve-month period ended June 30, 2024 is available on the Fund’s website at http://www.pennmutual.com and on the SEC’s website at http://www.sec.gov.

Penn Series Funds, Inc.

June 30, 2024

Board Approval of Investment Advisory and Sub-Advisory Agreements

Penn Series Funds, Inc. (the “Company”) and Penn Mutual Asset Management, LLC (“PMAM”) have entered into an investment advisory agreement (the “Advisory Agreement”) pursuant to which PMAM serves as the investment adviser to each series of the Company (each, a “Fund” and collectively, the “Funds”). As the investment adviser to the Funds, PMAM is primarily responsible for (i) providing day-to-day investment management services to certain of the Funds (collectively, the “Directly Managed Funds”) and (ii) selecting and overseeing the investment sub-advisers who perform day-to-day investment management services for the remaining Funds (collectively, the “Sub-Advised Funds”). The Directly Managed Funds consist of the Money Market, Limited Maturity Bond, Quality Bond, High Yield Bond, Balanced, Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative Allocation, and Conservative Allocation Funds. The Sub-Advised Funds consist of the Flexibly Managed, Large Growth Stock, Large Cap Growth, Large Core Growth, Large Cap Value, Large Core Value, Index 500, Mid Cap Growth, Mid Cap Value, Mid Core Value, SMID Cap Growth, SMID Cap Value, Small Cap Value, Small Cap Growth, Small Cap Index, Developed International Index, International Equity, Emerging Markets Equity, and Real Estate Securities Funds.

PMAM has entered into, and the Company’s Board of Directors (the “Board”) has approved, separate sub-advisory agreements (each, a “Sub-Advisory Agreement”, collectively, the “Sub-Advisory Agreements”, and together with the Advisory Agreement, the “Agreements”) with each sub-adviser identified below (each, a “Sub-Adviser”, collectively, the “Sub-Advisers”, and together with PMAM, the “Advisers”). Each Sub-Adviser is primarily responsible for the day-to-day management of its Sub-Advised Funds(s) subject to the oversight of both PMAM and the Board. PMAM serves as “manager of managers” with respect to the Sub-Advisers and the Sub-Advised Funds. As such, PMAM, subject to certain conditions and the approval of the Board, may hire and terminate unaffiliated investment sub‑advisers without shareholder approval for each of the Sub-Advised Funds. The Sub-Advised Funds’ “manager of managers” structure facilitates PMAM’s regular review of each Sub-Adviser’s overall performance with respect to the Sub-Advised Fund(s) it manages. When selecting a new investment sub-adviser, PMAM quantitatively and qualitatively evaluates, among other factors, each sub-adviser’s (i) investment expertise and resources, (ii) investment results in managing assets for relevant asset classes, investment styles and strategies, and (iii) regulatory compliance infrastructure and culture. PMAM engages in a substantially similar evaluation process when determining whether to retain a Sub-Adviser. PMAM also oversees each Sub-Adviser’s investment activities with respect to each Fund it manages to seek to ensure compliance with the Fund’s investment policies and guidelines and to monitor each Sub-Adviser’s adherence to its investment style and the Fund’s investment strategies.

Sub-Adviser	Fund
AllianceBernstein L.P.	SMID Cap Value Fund
AllianceBernstein L.P.	Large Cap Value Fund
American Century Investment Management, Inc.	Mid Core Value Fund
Cohen & Steers Capital Management, Inc.	Real Estate Securities Fund
Delaware Investments Fund Advisers	Mid Cap Growth Fund
Delaware Investments Fund Advisers	Large Core Growth Fund
Eaton Vance Management	Large Core Value Fund
Goldman Sachs Asset Management, L.P.	Small Cap Value Fund
Goldman Sachs Asset Management, L.P.	SMID Cap Growth Fund
Janus Henderson Investors US LLC	Mid Cap Value Fund
Janus Henderson Investors US LLC	Small Cap Growth Fund
Massachusetts Financial Services Company	Large Cap Growth Fund
SSGA Funds Management, Inc.	Index 500 Fund
SSGA Funds Management, Inc.	Small Cap Index Fund
SSGA Funds Management, Inc.	Developed International Index Fund
T. Rowe Price Associates, Inc.	Flexibly Managed Fund
T. Rowe Price Investment Management, Inc.
T. Rowe Price Associates, Inc.	Large Growth Stock Fund
Vontobel Asset Management, Inc.	Emerging Markets Equity Fund
Vontobel Asset Management, Inc.	International Equity Fund

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that each Fund’s initial Advisory Agreement and Sub-Advisory Agreement, as well as the continuation thereof, be specifically approved by: (i) the vote of the Board or by a vote of the shareholders of the Fund; and (ii) the vote of a majority of the Company’s Directors who are not “interested persons,” as

Penn Series Funds, Inc.

June 30, 2024

Board Approval of Investment Advisory and Sub-Advisory Agreements (continued)

defined in the 1940 Act (collectively, the “Independent Directors”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approvals, the Board must request and evaluate, and the Advisers are required to furnish, such information as may be reasonably necessary for the Board to evaluate the terms of the Agreements.

Board Approval of the Continuance of Investment Advisory and Sub-Advisory Agreements

The Board held a special meeting on May 2, 2024 (the “Pre-15(c) Meeting”) via web conference and an in-person meeting on May 23, 2024 (the “May Meeting” and together with the Pre-15(c) Meeting, the “Meetings”) to consider the approval of each Agreement with respect to each Fund. In preparation for the Pre-15(c) Meeting, the Board provided PMAM with a written request for information relating to both PMAM and each Sub-Adviser and received and reviewed, in advance of the Pre-15(c) Meeting, extensive written materials in response to that request. Those materials included information pertaining to (i) PMAM’s and each Sub-Adviser’s leadership, organizational structure, corporate changes, and financial condition, (ii) the performance of each Fund versus its benchmark and peer funds, as identified by an independent third party (“Peer Funds”), (iii) the level of the investment advisory fees, sub-advisory fees and overall expense ratios of each Fund, as applicable, as well as comparisons of such fees and expenses with those incurred by each Fund’s Peer Funds, (iv) the costs to each Adviser of providing such services, including a detailed profitability analysis applicable to PMAM and its affiliates, (v) each Adviser’s risk management and compliance program, and (vi) various other matters relevant to the operations of and services provided by each Adviser.

In addition to the information provided by the Advisers, the Board also considered the detailed Fund information the Board receives and reviews during the course of the year, including Fund-specific performance and fees and expenses information provided on a quarterly basis. The Board also received and reviewed a memorandum from legal counsel discussing the responsibilities of the Independent Directors in connection with their consideration of the continuation of the Agreements. In the course of their deliberations, the Independent Directors met both with senior representatives of PMAM and in executive session outside the presence of management to discuss the information submitted to the Board in connection with the renewal of the Agreements.

At the May Meeting, following its deliberations, the Board, including all of the Independent Directors voting separately, unanimously determined, in the exercise of the Directors’ business judgment, to approve the continuance and renewal of the applicable Agreements for another year with respect to each Fund.

Board Considerations

With respect to each Adviser, the Board evaluated and discussed a number of factors, including among others: (a) the nature, extent and quality of each Adviser’s investment management and other services and, with respect to PMAM, its services as a “manager of managers” of the Sub-Advised Funds; (b) the quantity and quality of each Adviser’s investment management personnel; (c) each Adviser’s operations and financial condition; (d) each Adviser’s brokerage practices (including best execution policies, evaluating execution quality, average commission rates on fund trades, soft dollar arrangements, if any, and affiliated and directed brokerage arrangements) and investment strategies; (e) a comparison of the Funds’ advisory and sub-advisory fees and overall expense ratios to the fees and expenses charged to comparable funds and accounts, including breakpoints; (f) the level of each Adviser’s cost of services provided and estimated profitability from its fund-related operations; (g) other benefits that may accrue to each Adviser and its affiliates as a result of their relationship with the Funds; (h) the extent to which the Funds’ advisory and sub-advisory fees reflect economies of scale and the extent to which any such economies of scale are shared with fund investors; (i) each Adviser’s risk management and compliance programs and, if applicable, a description of the material changes made to, and material compliance violations under, the compliance program; (j) each Adviser’s investment reputation, expertise and resources; and (k) an independently-prepared report of each Fund’s performance compared with that of its Peer Funds. In its deliberations, the Directors did not identify any single piece of information that was all-important or controlling, noting that each Director could attribute different weights to the various factors considered.

During the Meetings, representatives from PMAM commented on the information delivered to the Board and answered questions from the Directors to help the Board evaluate each Adviser’s fees and other aspects of the services provided, including the services provided by PMAM’s affiliates and the fees related to such services. The Board then deliberated on the continuation of the Agreements in light of all of the information provided.

Penn Series Funds, Inc.

June 30, 2024

Board Considerations (continued)

In considering the continuance and renewal of the Agreements, the Board considered the following factors and reached the following conclusions:

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by each Adviser to the Funds. In this regard, the Board evaluated, among other things, each Adviser’s: business; personnel; experience; investment decision processes; past performance; brokerage practices; compliance infrastructure and program; and resources to be dedicated to each Fund, as applicable. The Board reviewed the scope of services to be provided by each Adviser under the Agreements and noted that there would be no significant differences between the scope of services provided by the Advisers for the past year and the scope of services to be provided during the upcoming year. The Board also considered each Adviser’s representations to the Board that the Adviser would continue to provide investment and related services that were of materially the same nature and quality as services provided to the Funds in the past, and that these services are appropriate in scope and extent for the Funds’ operations, the competitive landscape of the investment company business, and investor needs. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by each Adviser to the Funds supported renewal of the Agreements.

Fund Performance. The Board considered fund performance in determining whether to continue the Agreements. PMAM engaged an independent third party to prepare a report (the “Comparative Report”) to help the Board evaluate, among other information, each Fund’s performance and the performance of its Peer Funds. Specifically, the Board considered each Fund’s recent and long-term performance relative to the Fund’s applicable benchmark and to its Peer Funds. In evaluating performance, the Board considered the market conditions of the past year, economic and market trends, as well as both market risk and shareholder risk expectations for a given Fund. Where a Fund significantly underperformed or outperformed its Peer Funds, the Board considered the Adviser’s explanation as to the reasons for the underperformance or outperformance. The Board also considered the Adviser’s explanation as to why certain Peer Funds selected by the independent provider may not have provided a close comparison, due to differences in investment quality or the style of investment strategy followed by the Fund. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Funds, both compared to the applicable benchmark and to Peer Funds, supported renewal of the Agreements.

Costs of Advisory and Sub-Advisory Services. The Board considered the cost of the advisory and sub-advisory services provided to the Funds by each Adviser. In its evaluation of advisory and sub-advisory fees, the Board noted that the Adviser was proposing to amend the Advisory Agreement and Sub-Advisory Agreements to reduce the advisory and sub-advisory fees charged pursuant to the respective agreements for the SMID Cap Value Fund, Mid Core Value Fund, Mid Cap Growth Fund, Large Core Value Fund, SMID Cap Growth Fund, Small Cap Value Fund, Mid Cap Value Fund, Small Cap Growth Fund, Large Cap Growth Fund, Emerging Markets Equity Fund, and International Equity Fund, effective June 1, 2024. The Board considered, in particular, the expense information for the Funds and the corresponding Peer Funds included in the Comparative Report. The Board evaluated (a) the advisory and sub-advisory services provided; (b) the advisory and sub-advisory fees paid, as well as the proposed reduced advisory and sub-advisory fees to be charged for certain Funds, including breakpoint schedules across both the Advisory and Sub-Advisory Agreements; (c) the advisory and sub-advisory fees paid in comparison to the advisory and sub-advisory fees charged to the Peer Funds; and (d) the fact that each Sub-Adviser is compensated by PMAM and not directly by the relevant Sub-Advised Fund, and that such compensation reflects an arms-length negotiation between each Sub-Adviser and PMAM. The Board also considered PMAM and its affiliates’ ongoing agreement to waive the Funds’ management and other fees to prevent total fund expenses from exceeding a specified cap. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the advisory and sub-advisory fees charged to the Funds are fair and reasonable and supported the renewal of the Agreements.

Profitability and Other Benefits. With regard to profitability and fall-out benefits, the Board considered all compensation paid by a Fund, directly or indirectly, to each Adviser and its affiliates, and any benefits derived or to be derived by each Adviser and its affiliates, as well as the cost of Fund services provided by each Adviser. The Board noted that PMAM’s overall profitability had slightly decreased during the past year. The Board also considered the anticipated change in profitability of certain Funds where PMAM had proposed to reduce the advisory and sub-advisory fee rates. In its consideration of the profitability of PMAM and its affiliates, the Board was provided with and considered information pertaining to the profitability of the administrative and servicing arrangements between the Funds and PMAM and Penn Mutual. The Board also considered the expense allocation methodology, which was unchanged from that used in the prior year, used to determine the profitability of PMAM

Penn Series Funds, Inc.

June 30, 2024

Board Considerations (continued)

and its affiliates and the Peer Fund expense information included in the Comparative Report, which included servicing-related expenses. The Board noted that while such information may not constitute a perfect comparison due to differences in the types and extent of the services provided to the Peer Funds, the information nonetheless provided a useful data point. When considering the profitability of each Sub-Adviser, the Board considered the fact that each Sub-Adviser is compensated by PMAM, and not by the Funds directly, and such compensation reflects an arms-length negotiation between the Sub-Adviser and PMAM. In evaluating the other or fall-out benefits that may accrue to the Sub-Advisers and their affiliates because of their relationship with the Funds, the Board noted that certain of the Sub-Advisers may receive indirect benefits in the form of soft dollar arrangements for portfolio securities trades placed with the Funds’ assets. In addition, the Board considered that the Sub-Advisers may benefit from the development of additional investment advisory business with PMAM or the Company as a result of their relationships with the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of and any fall-out benefits realized by the Advisers are reasonable in relation to the quality of their respective services and supported renewal of the Agreements.

Economies of Scale. The Board considered the existence of any economies of scale and whether the benefits of any such economies of scale are shared with a Fund and its shareholders, including through breakpoints in the advisory and sub-advisory fee schedules. The Board noted PMAM’s statement that approximately 90% of the assets are under a structure that provides for breakpoints in the advisory and sub-advisory fee schedules, as applicable. The Board further noted PMAM’s cooperation in and recent focus on a reduction in advisory and sub-advisory fee breakpoints to allow each Fund and its shareholders to benefit from economies of scale. As a result, the Board concluded that should an Adviser realize economies of scale in connection with its management of one or more Funds, the existence of breakpoints adequately ensure that the benefits derived from such economies of scale are effectively shared with the Fund and its shareholders.

* * *

On the basis of the information provided to it in advance of the Meetings and its evaluation of that information, as well as additional information provided by PMAM in response to the Board’s questions during the Meetings, the Board, including the Independent Directors, concluded that the terms of each Agreement were fair and reasonable, and that approval of each Agreement was in the best interests of each Fund and its shareholders.

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About The Penn Mutual Life Insurance Company

Penn Mutual helps people become stronger. Our expertly crafted life insurance is vital to long-term financial health and strengthens people’s ability to enjoy every day. Working with our trusted network of financial professionals, we take the long view, building customized solutions for individuals, their families, and their businesses. Penn Mutual supports its financial professionals with retirement and investment services through its wholly owned subsidiary Hornor, Townsend & Kent, LLC, member FINRA/SIPC.

Visit Penn Mutual at www.pennmutual.com.

© 2024 The Penn Mutual Life Insurance Company, Philadelphia, PA 19172, www.pennmutual.com

PM9090	08/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(3)(2)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Penn Series Funds, Inc.

By (Signature and Title)*	/s/ Keith G. Huckerby
Keith G. Huckerby, President
(principal executive officer)

Date September 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Keith G. Huckerby
Keith G. Huckerby, President
(principal executive officer)

Date September 5, 2024

By (Signature and Title)*	/s/ Steven Viola
Steven Viola, Treasurer
(principal financial officer)

Date September 5, 2024

*	Print the name and title of each signing officer under his or her signature.